AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2011
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 11 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 27 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2011 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

          |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National                                       MONUMENT ADVISOR

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT G

                                                          MAY 1, 2011 PROSPECTUS

                                Monument Advisor
                           Individual Variable Annuity
             Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period and, if you elect the Guaranteed Minimum Death Benefit (GMDB) for your contract, a fee for the GMDB. You also pay any applicable Transaction Fees (described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

   Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

   The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts. We impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly.

   Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2011. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

  For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
   o  Address for correspondence sent via courier or overnight mail:
      9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  The Contracts:

   o  are not bank deposits
   o  are not federally insured
   o  are not endorsed by any bank or government agency
   o  are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents                                                         Page

Definitions of Special Terms.................................................4
Highlights...................................................................5
Fee Table....................................................................7
     Examples of Fees and Expenses...........................................8
     Condensed Financial Information.........................................8
The Company..................................................................9
     The Monument Advisor Variable Annuity Contract..........................9
     Free Look...............................................................9
     Assignment..............................................................9
     Electronic Administration of Your Contract..............................9
     Confirmations and Statements............................................10
Purchase.....................................................................11
     Purchase Payments.......................................................11
     Allocation of Purchase Payments.........................................11
Investment Options...........................................................11
     Investment Portfolios...................................................11
     Administrative, Marketing and Support Services Fees.....................12
     Fixed Account...........................................................12
     Voting Rights...........................................................12
     Substitution............................................................12
Transfers....................................................................12
     Excessive Trading Limits................................................13
     Dollar Cost Averaging Program...........................................14
     Rebalancing Program.....................................................14
     Advisory Fee Withdrawals................................................15
Expenses.....................................................................15
     Subscription Fee........................................................15
     Guaranteed Minimum Death Benefit Fee....................................15
     Contract Maintenance Charge.............................................15
     Transaction Fee.........................................................15
     Investment Portfolio Expenses...........................................16
     Transfer Fee............................................................16
     Premium Taxes...........................................................16
     Income Taxes............................................................16
     Contract Value..........................................................16
     Accumulation Units......................................................16
     Access to Your Money....................................................17
     Systematic Withdrawal Program...........................................17
     Suspension of Payments or Transfers.....................................17
Death Benefit................................................................17
     Upon Your Death During the Accumulation Period..........................17
     Standard Death Benefit Amount During the Accumulation Period............18
     Optional Guaranteed Minimum Death Benefit Amount During the
       Accumulation Period...................................................18
     Payment of the Death Benefit During the Accumulation Period.............18
     Death of Contract Owner During the Annuity Period.......................18
     Death of Annuitant......................................................18

Annuity Payments (The Annuity Period)........................................19
     Annuity Payment Amount..................................................19
     Annuity Options.........................................................19
Taxes........................................................................20
     Annuity Contracts in General............................................20
     Tax Status of the Contracts.............................................20
     Taxation of Non-Qualified Contracts.....................................20
     Taxation of Qualified Contracts.........................................22
     Possible Tax Law Changes................................................22
Other Information............................................................22
     Legal Proceedings.......................................................22
     Distributor.............................................................23
     Financial Statements....................................................23
     Independent Registered Public Accounting Firm...........................23
Appendix A - More Information About the Investment Portfolios................24
Appendix B - Condensed Financial Information.................................38
Appendix C - Deductions for Taxes - Qualified and Nonqualified
   Annuity Contracts.........................................................72
Appendix D - Illustrations of Optional Guaranteed Minimum Death Benefit......73
Privacy Policy...............................................................74
Table of Contents of the Statement of Additional Information.................75

Definitions of Special Terms

   Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the amount of the partial withdrawal and any applicable premium taxes withheld; multiplied by the death benefit immediately prior to the partial withdrawal; and divided by the Contract Value immediately prior to the withdrawal.

   ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

   ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

   BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

   CODE: The Internal Revenue Code of 1986, as amended.

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") BASE: The total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.

    GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") FEE: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMDB optional benefit.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee, and if you elect the Guaranteed Minimum Death Benefit for your contract, the GMDB Fee.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

   INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person.

   NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Transaction Fees, premium taxes and the applicable portion of the Subscription Fee.

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

   OWNER: You, the purchaser of the Contract are the Owner.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

   SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

   SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

   SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

   SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

   TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

   TRANSACTION FEE: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses - Transaction Fee" for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights

   The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you select the optional Guaranteed Minimum Death Benefit. You do pay any applicable Transaction Fees for certain investment options, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. The current Transaction Fee is $49.99 per transaction (for the first 10 transactions in a Contract Year), which we may raise to $74.99 per transaction (for all transactions in a Contract Year).

   The Contract includes a death benefit that is described in detail under the heading "Death Benefit." In addition, the Contract offers an optional GMDB. This benefit guarantees a minimum Death Benefit Amount. You should note that the guaranteed Death Benefit Amount may be reduced by an amount greater than any partial withdrawals taken at a time when the Death Benefit Amount is greater than your Contract Value. There is a separate fee for this benefit.

   All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

   You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

   TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

   IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

   After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

   For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, we will provide copies of them upon request.

   We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

   We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, we reserve the right to delete your Secure Online Account upon 30 days' notice, which we will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

   We have no present intention of deleting documents from your Secure Online Account. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

   TRANSACTION FEE. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

   INQUIRIES. If you need more information, please contact Us at:
   Jefferson National Life Insurance Company
   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561

Fee Table

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

------------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a                None
percentage of Purchase Payments withdrawn)
Transfer Fee(1)............................           Current Charge                  Maximum Charge
                                                        None                               $25

                                           No restrictions provided transfers comply with our administrative rules. We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction Fee described below.

Transaction Fee(2)........................ The Company imposes a Transaction Fee, in the amounts shown below, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios.  Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Expenses - Transaction Fee", and is also available at the Company's Website or upon request.  The Company may increase the Transaction Fee, or modify the table below.  However, the Transaction Fee may not be increased to an amount greater than the maximum charge shown.
                                           -----------------------------------------------------------------------------------------
                                                                                      Current Charge             Maximum Charge
                                           -----------------------------------------------------------------------------------------
                                           Transactions 1-10 per Contract year        $49.99/transaction         $74.99/transaction
                                           -----------------------------------------------------------------------------------------
                                           Transactions 11-20 per Contract year       $39.99/transaction         $74.99/transaction
                                           -----------------------------------------------------------------------------------------
                                           Transactions 21-30 per Contract year       $29.99/transaction         $74.99/transaction
                                           -----------------------------------------------------------------------------------------
                                           Transactions 31+ per Contract year         $19.99/transaction         $74.99/transaction
------------------------------------------------------------------------------------------------------------------------------------

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Current Charge                  Maximum Charge
------------------------------------------------------------------------------------------------------------------------------------
Subscription Fee....................................................      $20 per Contract per month      $20 per Contract per month
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
(as a percentage of Contract Value invested in the Investment
Portfolios) Mortality and Expense Risk Charge.......................                 0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge...............................................                 0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Expenses..............................                 0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM DEATH BENEFIT FEE

   The next table describes the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time that you own the Contract if you elect the Guaranteed Minimum Death Benefit.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Current Fee                    Maximum Fee
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit Fee (as a percentage of the greater
   of the GMDB Base(3) and the Contract Value)......................                 0.35%                          0.50%
------------------------------------------------------------------------------------------------------------------------------------

   The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Minimum             Maximum
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees,        Gross: 0.19%        Gross: 5.31%
distribution and/or service (12b-1) fees, and other expenses)(4)...........................      Net: 0.19%          Net: 3.38%
------------------------------------------------------------------------------------------------------------------------------------

(1) All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".
(2) All transactions made on the same day involving the same Investment Portfolio will result in a Transaction Fee for each.
(3) The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2012. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses -

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, GMDB Fees (if elected) and Investment Portfolio fees and expenses.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see "Expenses - Transaction Fee". The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

           1 year          3 years         5 years        10 years
           $385.62        $1560.08        $2728.90        $5629.72

(2) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

           1 year         3 years         5 years         10 years
           $66.62         $209.57         $366.50          $829.34

(3) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death
Benefit:

           1 year          3 years         5 years        10 years
           $349.75        $1449.20        $2539.27        $5223.94

(4) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death
Benefit:

           1 year         3 years         5 years         10 years
           $30.75         $96.64          $168.86          $381.24

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

   This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

   The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees, will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

   OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

   A change of Owner may be a taxable event.

   JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

   BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

   Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

   An assignment may be a taxable event.

   If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

   This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

   If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although we will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

   You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery as often as you wish. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

   Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

   Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

   We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

   You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

   We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

   We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

   SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

   You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

   Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. If you have not elected the optional GMDB, the maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. If you have elected the optional GMDB, the maximum We accept is $2,000,000 without our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

   Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

Allocation of Purchase Payments

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

   The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

   The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds.

The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

    Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Fixed Account

   No fixed account is available during the Accumulation Period.

Voting Rights

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

   You can transfer money among the Investment Portfolios. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

   EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

   1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

   2. Your request for transfer must clearly state how much the transfer is for.

   3. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

      a. the requirement of a minimum time period between each transfer;

      b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

      c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

   4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

   TRANSFERS DURING THE ANNUITY PERIOD. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

   1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

   2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

   This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

   We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

    FREQUENT TRADING. We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the Direxion Dynamic VP HY Bond Fund, the JNF Money Market Portfolio, ProFunds, and those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix A with a specific hold time). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated in Appendix A. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

    With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

    You will be notified if you (or your agent's) transfer request is restricted or denied.

Dollar Cost Averaging Program

    The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

    Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

    There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

    Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

    Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be significant Transaction Fees imposed.

    EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Expenses

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

   We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract.

Guaranteed Minimum Death Benefit Fee

   If you elect the optional Guaranteed Minimum Death Benefit, We will deduct a fee. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this benefit terminates on a date other than the Contract Anniversary for any reason other than death, we will deduct a proportional rider charge. Unless We agree otherwise, the fee will be deducted from the total Contract Value with each Sub-account bearing a pro rata share of such fee based on the proportionate Contract Value of each Sub-account. We will waive the fee if the benefit terminates due to death. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise.

   The fee is equal to 0.35% annually multiplied by the greater of the GMDB Base and the Contract Value.

   On the Contract Anniversary immediately following your attaining age 90, the GMDB Base will equal the Contract Value and no further GMDB Fee will be deducted.

   The GMDB rider will terminate if the contract value decreases to zero and the GMDB Fee will no longer be deducted. Past GMDB Fees will not be refunded.

   The following investment options are not available to contracts that have purchased the optional Guaranteed Minimum Death Benefit:

--------------------------------------------------------------------------------
Avant Tracking Fund          ProFunds Internet            ProFunds Short
                                                          Mid-Cap
--------------------------------------------------------------------------------
ProFunds Banks               ProFunds Semiconductor       ProFunds
                                                          Telecommunications
--------------------------------------------------------------------------------
ProFunds Consumer            ProFunds Short               ProFunds Ultra Short
Services                     Emerging                     NASDAQ 100
                             Markets
--------------------------------------------------------------------------------
ProFunds                     ProFunds Short               Putnam VT Absolute
Falling                      International                Return 500
US Dollar
--------------------------------------------------------------------------------
TOPS Aggressive Growth       TOPS Balanced ETF            TOPS Capital
ETF (Class 1 & 2)            (Class 1 & 2)                Preservation ETF
                                                          (Class 1 & 2)
--------------------------------------------------------------------------------
TOPS Growth ETF              TOPS Moderate Growth         TOPS Protected Growth
(Class 1 & 2)                (Class 1 & 2)                (Class 1 & 2)
--------------------------------------------------------------------------------

Contract Maintenance Charge

   We impose no other contract maintenance charge.

Transaction Fee

   The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with asset allocation, dollar cost averaging and systematic withdrawal programs. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company's Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice - once for the transfer out, and once for the transfer in
- when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

--------------------------------------------------------------------------------
Transactions 1-10 per Contract year           $49.99/transaction
--------------------------------------------------------------------------------
Transactions  11-20 per Contract year         $39.99/transaction
--------------------------------------------------------------------------------
Transactions  21-30 per Contract year         $29.99/transaction
--------------------------------------------------------------------------------
Transactions  31+ per Contract year           $19.99/transaction
--------------------------------------------------------------------------------

   The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer. The Company charges the Transaction Fee for contributions and transfers into and transfers and withdrawals out of the following Investment
Portfolios:

-------------------------------------------------------------------------------
                           Transaction Fee Portfolios
-------------------------------------------------------------------------------
DFA VA Global Bond               DFA VA                      DFA VA
                                 International Small         International
                                                             Value
-------------------------------------------------------------------------------
DFA VA Short-Term                DFA VA US Large             DFA VA US
Fixed                            Value                       Targeted Value
-------------------------------------------------------------------------------
Nationwide VIT Bond              Nationwide VIT              Nationwide VIT
Index                            International Index         Mid Cap Index
-------------------------------------------------------------------------------
Nationwide VIT S&P               Nationwide VIT              TOPS Aggressive
500 Index                        Small Cap Index             Growth ETF
                                                             (Class 1)(1)
-------------------------------------------------------------------------------
TOPS Balanced ETF                TOPS Capital                TOPS Growth
(Class 1)(1)                     Preservation ETF            ETF (Class 1)(1)
                                 (Class 1)(1)
-------------------------------------------------------------------------------
TOPS Moderate                    TOPS Protected              Vanguard
Growth ETF (Class 1)(1)          Growth ETF (Class 1)(1)     Balanced
-------------------------------------------------------------------------------
Vanguard Capital Growth          Vanguard Diversified        Vanguard Equity
                                 Value                       Income
-------------------------------------------------------------------------------
Vanguard Equity Index            Vanguard Growth             Vanguard High
                                                             Yield Bond
-------------------------------------------------------------------------------
Vanguard International           Vanguard Mid-Cap            Vanguard REIT
                                 Index                       Index
-------------------------------------------------------------------------------
Vanguard Short-Term              Vanguard Small              Vanguard Total
investment Grade                 Company Growth              Bond Market
-------------------------------------------------------------------------------
Vanguard Total Stock
Market
-------------------------------------------------------------------------------

This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain

--------------------
(1) Share Class II TOPS funds are also available, which carry no transaction fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details). You should consider various factors, including the number of transfers you anticipate involving a TOPS fund and the amounts you intend to allocate, to determine which share class best meets your needs.

Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.

Investment Portfolio Expenses

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

   Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

   Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

   Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

   Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, we credit your

Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

   You can have access to the money in your Contract:

   1. by making a withdrawal (either a partial or a complete withdrawal);

   2. by electing to receive Annuity Payments; or

   3. when a death benefit is paid to your Beneficiary.

   Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Transaction Fees and GMDB Fees.

   You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

   Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

   A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

   The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

   We may be required to suspend or postpone withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Standard Death Benefit Amount During the Accumulation Period

   The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes and Transaction Fees, at the time we receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefit Amount During the Accumulation Period

   For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 81. Under this option, if you die prior to the Contract Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of:

   (1) the GMDB Base; and

   (2) the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

   The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable.

   If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

   If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. In this situation, if more than one Annuitant is named, the Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death.

   If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

   See Exhibit F for examples of the calculation of the Guaranteed Minimum Death Benefit.

   Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract.

The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following:

   1. the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);

   2. the Annuity Date;

   3. the date the Contract terminates;

   4. the date the Contract Value decreases to zero;

   Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded. This option may not be available in all states.

Payment of the Death Benefit During the Accumulation Period

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

   OPTION 1 --lump sum payment of the Death Benefit Amount; or

   OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

   Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

   o continue the Contract in his or her own name at the then current Death Benefit Amount;

   o elect a lump sum payment of the Death Benefit Amount; or

   o apply the Death Benefit Amount to an Annuity Option.

   A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

   If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

   If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

   Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

   You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date (may vary by state), but may not be later than the maximum date permitted under applicable state law.

   For a Contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

   You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

Annuity Payment Amount

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1) the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

   2) the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

   3) the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees; and

   4) the Annuity Option you select.

   No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct us to transfer money into or transfer money out of Investment Portfolio(s) upon which we impose Transaction Fees. For further information, see "Expenses - Transaction Fee".

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

   On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the GMDB Fee, will be applied under the Annuity Option you selected.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

   Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

   OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes

   NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

   Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

   Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Death Benefit are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

   Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

   Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

   In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

   The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

   Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

   At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

   Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

   The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

The Separate Account

   We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson

National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

   Where permitted by law, we may:

   o create new Separate Accounts;

   o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o transfer the Separate Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o make the Sub-accounts available under other policies we issue;

   o add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

   o deregister the Separate Account under the Investment Company Act of 1940;
     and

   o operate the Separate Account under the direction of a committee or in another form.

Distributor

   Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts.

Financial Statements

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

   The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period then ended December 31, 2010, and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2010 and for each of the two years in the period then ended December 31, 2010 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Alger Portfolios
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Alger Capital Appreciation (Class I-2)                  Long term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Alger Large Cap Growth (Class I-2)                      Long term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Alger Mid Cap Growth (Class I-2)                        Long term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
AllianceBernstein VPS Global Thematic Growth (Class B)  Long-term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
AllianceBernstein VPS Growth and Income (Class A)       Long term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
AllianceBernstein VPS International Growth (Class B)    Long-term growth. Any income realized will                            90
                                                        be incidental.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
AllianceBernstein VPS International Value (Class B)     Long-term growth. Any income realized will                            90
                                                        be incidental.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
AllianceBernstein VPS Small Cap Growth (Class B)        Long-term growth. Any income realized will                            90
                                                        be incidental.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
AllianceBernstein VPS Small/Mid Cap Value (Class B)     Long term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century Variable Portfolios
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Balanced (Class I)                  Long-term capital growth & current income.                            30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Income & Growth (Class I)           Capital appreciation. Income is secondary.                            30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Inflation Protection (Class II)     Long-term total return to protect against U.S.                        30
                                                        inflation.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP International (Class I)             Capital growth.                                                       30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Large Company Value (Class I)       Long-term capital growth. Income is a                                 30
                                                        secondary objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Mid Cap Value (Class I)             Long-term capital growth. Income is a                                 30
                                                        secondary objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Ultra (Class I)                     Long-term capital growth.                                             30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Value (Class I)                     Long-term capital growth over time. Income                            30
                                                        is secondary.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
American Century VP Vista (Class I)                     Long-term capital growth.                                             30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
The Columbia Funds Variable Series Trust II
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Columbia VP - Select Large-Cap Value (Class I)          Long-term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Columbia VP - Select Smaller-Cap Value (Class I)        Long-term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Columbia VP - Seligman Global Technology (Class II)     Long-term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Credit Suisse Funds
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Credit Suisse Commodity Return Strategy                 Total return.                                                          7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
DFA Investment Dimensions Group, Inc.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
DFA VA Global Bond                                      Provide a market rate of return for a fixed                            7
                                                        income portfolio with low relative volatility of
                                                        returns.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
DFA VA International Small                              Long-term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
DFA VA International Value                              Long-term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
DFA VA Short-Term Fixed                                 Stable real return in excess of the rate of                            7
                                                        inflation with minimum risk.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
DFA VA US Large Value                                   Long-term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
DFA VA US Targeted Value                                Long-term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
The Direxion Insurance Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Direxion Dynamic VP HY Bond                             Maximize total return (income plus capital        2:00 PM
                                                        appreciation).
------------------------------------------------------  ------------------------------------------------  ---------  -----------
The Dreyfus Variable Investment Fund
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Dreyfus VIF International Value (Initial)               Long-term capital growth.                                             60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
The Dreyfus Investment Portfolios
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Dreyfus Small Cap Stock Index (Service)                 To match the performance of the S&P Small                             60
                                                        Cap 600 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Dreyfus Socially Responsible Growth (Initial)           Capital growth with current income as a                               60
                                                        secondary goal.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Dreyfus Stock Index (Initial)                           To match the performance of the S&P 500                               60
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Eaton Vance Variable Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Eaton Vance VT Floating-Rate Income                     High level of current income.                                         90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Eaton Vance VT Large-Cap Value                          Total return.                                                         90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Federated Insurance Series
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Federated Capital Income                                High current income and moderate capital                              30
                                                        appreciation.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Federated High Income Bond (Primary)                    High current income.                                                  30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Federated Kaufmann (Service)                            Capital appreciation.                                                 30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity[R] Variable Insurance Products
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Balanced (Service II)                      Income and capital growth consistent with                             30
                                                        reasonable risk.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Contrafund (Service II)                    Long-term capital appreciation.                                       30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Disciplined Small Cap (Service II)         Capital appreciation.                                                 30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Dynamic Capital Appreciation               Capital appreciation.                                                 30
(Service II)
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Equity-Income (Service II)                 Reasonable income and capital appreciation.                           30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Growth & Income (Service II)               High total return through a combination of                            30
                                                        current income and capital appreciation.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Growth (Service II)                        Capital appreciation.                                                 30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Growth Opportunities (Service II)          Capital growth.                                                       30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP High Income (Service II)                   High level of current income, while also                              30
                                                        considering growth of capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP International Capital Appreciation         Capital appreciation.                                                 30
(Service II)
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Investment Grade Bond (Service II)         High a level of current income as is consistent                       30
                                                        with the preservation of capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Mid Cap (Service II)                       Long-term growth of capital.                                          30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Overseas (Service II)                      Long-term growth of capital.                                          30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Real Estate (Service II)                   Above-average income and long-term capital                            30
                                                        growth, consistent with reasonable investment
                                                        risk. The fund seeks to provide a yield that
                                                        exceeds the composite yield of the S&P 500
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Strategic Income (Service II)              High level of current income. The fund may                            30
                                                        also seek capital appreciation.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Value (Service II)                         Capital appreciation.                                                 30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Value Leaders (Service II)                 Capital appreciation.                                                 30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Fidelity VIP Value Strategies (Service II)              Capital appreciation.                                                 30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Financial Investors Variable Insurance Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ibbotson Aggressive Growth ETF Asset Allocation         Capital appreciation.                                                 60
(Class II)
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ibbotson Balanced ETF Asset Allocation (Class II)       Capital appreciation and some current income.                         60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ibbotson Conservative ETF Asset Allocation (Class II)   Current income and preservation of capital.                           60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ibbotson Growth ETF Asset Allocation (Class II)         Capital appreciation.                                                 60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ibbotson Income & Growth ETF Asset Allocation           Current income and capital appreciation.                              60
(Class II)
------------------------------------------------------  ------------------------------------------------  ---------  -----------
First Eagle Variable Funds
------------------------------------------------------  ------------------------------------------------  ---------  -----------
First Eagle Overseas Variable Fund                      Long-term growth of capital.                                          60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Franklin Global Real Estate (Class 2)                   High total return.                                                     7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Franklin High Income (Class 2)                          High level of current income with capital                             30
                                                        appreciation as a secondary goal.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Franklin Income (Class 2)                               To maximize income while maintaining                                   7
                                                        prospects for capital appreciation.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Franklin Mutual Shares (Class 2)                        Seeks capital appreciation with income as its                          7
                                                        secondary goal.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Franklin Strategic Income (Class 2)                     To earn a high level of current income with                           30
                                                        capital appreciation over the long term as its
                                                        secondary goal.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Franklin U.S. Government (Class 2)                      Income.                                                                7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Templeton Global Bond Securities (Class 2)              High current income, consistent with                                   7
                                                        preservation of capital. Capital appreciation is
                                                        a secondary consideration.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
INVESCO Variable Insurance Funds
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Basic Value (Series II)                    Long-term growth of capital.                                           7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Capital Development (Series I)             Long-term growth of capital.                                           7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Core Equity (Series I)                     Capital growth.                                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Dividend Growth (Series I)                 Reasonable current income and long-term                                7
                                                        growth of income and capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Global Health Care (Series I)              Capital growth.                                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Global Real Estate (Series I)              High total return.                                                     7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Government Securities (Series I)           High level of current income consistent with                           7
                                                        reasonable concern for safety of principal.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. High Yield (Series I)                      High level of current income.                                         60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. International Growth (Series I)            Long-term growth of capital.                                           7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Mid Cap Core Equity (Series II)            Long-term growth of capital.                                           7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco V.I. Technology (Series I)                      Capital growth and income.                                             7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco Van Kampen V.I. Comstock (Series I)             Capital growth and income.                                             7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco Van Kampen VI Equity and Income (Series I)      Capital appreciation and current income.                               7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Invesco Van Kampen VI Growth and Income (Series I)      Long term growth of capital and income.                                7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds Variable Insurance Portfolios
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Asset Strategy (Class A)                  High total return over the long term.                                 60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Balanced (Class A)                        Current income. Long term appreciation of                             60
                                                        capital as a secondary objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Bond (Class A )                           Reasonable return with emphasis on                                    60
                                                        preservation of capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Dividend Opportunities (Class A)          Total return.                                                         60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Energy (Class A)                          Long-term capital appreciation.                                       60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Global Bond (Class A)                     High level of current income. As a secondary                          60
                                                        objective, the Fund seeks capital growth when
                                                        consistent with its objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Global Natural Resources (Class A)        Long-term growth. Any income realized will                            60
                                                        be incidental.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Growth (Class A)                          Capital growth, with current income as a                              60
                                                        secondary objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP High Income (Class A)                     High level of current income, with a secondary                        60
                                                        objective of capital growth.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Mid Cap Growth (Class A)                  Growth of your investment.                                            60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Science and Technology (Class A)          Long-term capital growth.                                             60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Ivy Funds VIP Value (Class A)                           Long-term capital appreciation.                                       60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Series
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Balanced (Institutional)                    Long-term capital growth.                                             90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Enterprise (Institutional)                  Long-term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Forty (Institutional)                       Long-term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Janus Fund (Institutional)                  Long-term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Overseas (Institutional)                    Long-term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Perkins Mid Cap Value (Institutional)       Capital appreciation.                                                 90
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Janus Aspen Worldwide (Institutional)                   Long-term growth of capital.                                          90
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Lazard Retirement Series, Inc.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lazard Retirement Emerging Markets Equity (Service)     Long-term capital appreciation.                                       30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lazard Retirement International Equity (Service)        Long-term capital appreciation.                                       30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lazard Retirement U.S. Small-Mid Cap Equity (Service)   Long-term capital appreciation.                                       30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lazard Retirement U.S. Strategic Equity (Service)       Long-term capital appreciation.                                       30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------  -------------------------------------------- --------- -----------------
Legg Mason ClearBridge Fundamental All Cap Value        Long-term capital growth with current income                          30
(Class I)                                               a secondary consideration.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Legg Mason ClearBridge Var Aggressive Growth            Capital appreciation.                                                 30
(Class I)
------------------------------------------------------  -------------------------------------------- --------- -----------------
Legg Mason ClearBridge Var Equity Income Builder        High level of current income, with long-term                          30
(Class I)                                               capital appreciation as its secondary objective.
------------------------------------------------------  ------------------------------------------------------ -----------------
Legg Mason ClearBridge Var Large Cap Growth (Class I)   Long-term growth of capital.                                          30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Legg Mason Western Asset Var Global High Yield Bond     To maximize total return, consistent with the                         30
(Class I)                                               preservation of capital.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Legg Mason Western Asset Var Strategic Bond (Class I)   To maximize total return, consistent with the                         30
                                                        preservation of capital.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lord Abbett Series Fund, Inc.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lord Abbett Bond Debenture (Class VC)                   High current income and the opportunity for                           30
                                                        capital appreciation to produce a high total
                                                        return.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lord Abbett Capital Structure (Class VC)                Current income and capital appreciation.                              30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lord Abbett Classic Stock (Class VC)                    Growth of capital and growth of income                                30
                                                        consistent with reasonable risk.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lord Abbett Growth and Income (Class VC)                Long-term growth of capital and income.                               30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Lord Abbett International Opportunities (Class VC)      Long-term capital appreciation.                                       30
------------------------------------------------------  -------------------------------------------- --------- -----------------
Merger Fund VL
------------------------------------------------------  -------------------------------------------- --------- -----------------
The Merger Fund VL                                      Capital growth by engaging in merger                                  30
                                                        arbitrage.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Nationwide Variable Insurance Trust
------------------------------------------------------  -------------------------------------------- --------- -----------------
Nationwide VIT Bond Index (Class Y)                     To match the performance of the Barclays U.S.                          7
                                                        Aggregate Index as closely as possible before
                                                        the deduction of Fund expenses.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Nationwide VIT International Index (Class Y)            To match the performance of the MSCI EAFE                              7
                                                        Index as closely as possible before the
                                                        deduction of Fund expenses.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Nationwide VIT Mid Cap Index (Class Y)                  Capital appreciation.                                                  7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Nationwide VIT S&P 500 Index (Class Y)                  Long-term capital appreciation.                                        7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Nationwide VIT Small Cap Index (Class Y)                To match the performance of the Russell 2000                           7
                                                        Index as closely as possible before the
                                                        deduction of Fund expenses.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Neuberger Berman Advisers Management Trust
------------------------------------------------------  -------------------------------------------- --------- -----------------
Neuberger Berman AMT Mid-Cap Growth (I Class)           Growth of capital.                                                     7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Neuberger Berman AMT Partners (I Class)                 Growth of capital.                                                     7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Neuberger Berman AMT Regency (I Class)                  Growth of capital.                                                     7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Neuberger Berman AMT Short Duration Bond (I Class)      Highest available current income consistent                            7
                                                        with liquidity and low risk to principal; total
                                                        return is a secondary goal.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Neuberger Berman AMT Small-Cap Growth (S Class)         Long-term capital appreciation.                                        7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Neuberger Berman AMT Socially Responsive (I Class)      Long-term growth of capital.                                           7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Northern Lights Variable Trust
------------------------------------------------------  -------------------------------------------- --------- -----------------
Adaptive Allocation Portfolio                           Growth and risk-adjusted total return.                                 7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Avant Tracking Fund                                     Seeks returns that reflect the performance of
                                                        the price of Gold bullion.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Changing Parameters Portfolio                           Total return.                                                          7
------------------------------------------------------  -------------------------------------------- --------- -----------------
Chariot Absolute Return All Opportunities               Consistent positive absolute returns                                   7
                                                        throughout various market cycles.
------------------------------------------------------  -------------------------------------------- --------- -----------------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
JNF Balanced                                            Total return.                                                          7
------------------------------------------------------  -------------------------------------------- --------- -----------------
JNF Equity                                              Total return.                                                          7
------------------------------------------------------  -------------------------------------------- --------- -----------------
JNF Money Market                                        High level of current income as is consistent
                                                        with preservation of capital and daily liquidity.
------------------------------------------------------  ------------------------------------------------------ -----------------
TOPS Aggressive Growth ETF (Class 1 & Class 2)          Capital appreciation.                                                  7
------------------------------------------------------  -------------------------------------------- --------- -----------------
TOPS Balanced ETF (Class 1 & Class 2)                   Income and capital appreciation.                                       7
------------------------------------------------------  -------------------------------------------- --------- -----------------
TOPS Capital Preservation ETF (Class 1 & Class 2)       To preserve capital and provide moderate                               7
                                                        income and moderate capital appreciation.
------------------------------------------------------  -------------------------------------------- --------- -----------------
TOPS Growth ETF (Class 1 & Class 2)                     Capital appreciation.                                                  7
------------------------------------------------------  -------------------------------------------- --------- -----------------
TOPS Moderate Growth ETF (Class 1 & Class 2)            Capital appreciation.                                                  7
------------------------------------------------------  -------------------------------------------- --------- -----------------
TOPS Protected Growth ETF (Class 1 & Class 2)           Capital appreciation with less volatility than                        30
                                                        the equity markets as a whole.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO Variable Insurance Trust
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT All Asset (Administrative Class)              Maximum real return, consistent with                                   7
                                                        preservation of real capital and prudent
                                                        investment management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Commodity RealReturn Strategy (Admin. Class)  Maximum real return, consistent with prudent                           7
                                                        investment management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Emerging Markets Bond (Admin. Class)          Maximum total return, consistent with                                  7
                                                        preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Foreign Bond (Unhedged) (Admin. Class)        Maximum total return, consistent with                                  7
                                                        preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Foreign Bond (US Dollar Hedged)               Maximum total return, consistent with                                  7
(Admin. Class)                                          preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Global Bond - Unhedged (Admin. Class)         Maximum total return, consistent with                                  7
                                                        preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Global Multi-Asset (Admin. Class)             Total return which exceeds a blend of 60%                              7
                                                        MSCI World Index/40% Barclays Capital US
                                                        Aggregate Index.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT High Yield (Admin. Class)                     Maximum total return, consistent with                                  7
                                                        preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Long-Term U.S. Government (Admin. Class)      Maximum total return, consistent with                                  7
                                                        preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Low Duration (Admin. Class)                   Maximum total return, consistent with                                  7
                                                        preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Real Return (Admin. Class)                    Maximum real return, consistent with                                   7
                                                        preservation of real capital and prudent
                                                        investment management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Short-Term (Admin. Class)                     Maximum current income, consistent with                                7
                                                        preservation of capital and daily liquidity.
------------------------------------------------------  -------------------------------------------- --------- -----------------
PIMCO VIT Total Return (Admin. Class)                   Maximum total return, consistent with                                  7
                                                        preservation of capital and prudent investment
                                                        management.
------------------------------------------------------  -------------------------------------------- --------- -----------------
Pioneer Variable Contracts Trust
------------------------------------------------------  -------------------------------------------- --------- -----------------
Pioneer Bond VCT (Class II)                             Current income.                                                        7
------------------------------------------------------  -------------------------------------------- --------- -----------------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Pioneer Cullen Value VCT (Class II)                     Capital appreciation. Current income is a                              7
                                                        secondary objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Pioneer Emerging Markets VCT (Class II)                 Long-term growth of capital.                                           7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Pioneer Equity Income VCT (Class II)                    Current income and long-term growth of                                 7
                                                        capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Pioneer Fund VCT (Class II)                             Reasonable income and capital growth.                                  7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Pioneer High Yield VCT (Class II)                       Maximize total return (income plus capital                            90
                                                        appreciation).
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Pioneer Mid Cap Value VCT (Class II)                    Capital appreciation.                                                  7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Pioneer Strategic Income VCT (Class II)                 A high level of current income.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Access VP High Yield                                    Seeks daily investment results that correspond    2:00 PM
                                                        generally to the total return of the high yield
                                                        market consistent with maintaining reasonable
                                                        liquidity.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Asia 30                                     Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the ProFunds Asia 30 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Banks                                       Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Banks
                                                        Index (the "Index").
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Basic Materials                             Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Basic
                                                        Materials Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Bear                                        Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the inverse
                                                        (opposite) of the daily performance of the S&P
                                                        500.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Biotechnology                               Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S.
                                                        Biotechnology Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Bull (Investor Class)                       Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P 500.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Consumer Goods                              Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Consumer
                                                        Goods Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Consumer Services                           Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Consumer
                                                        Services Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Emerging Markets                            Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Bank of New York Mellon
                                                        Emerging Markets 50 ADR Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Europe 30                                   Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Pro-Funds Europe 30
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Europe 30                                   Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Pro-Funds Europe 30
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Falling US Dollar                           Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the inverse
                                                        (opposite) of the daily performance of the U.S.
                                                        Dollar Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Financials                                  Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Financials
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Health Care                                 Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Health
                                                        Care Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Industrials                                 Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Industrials
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP International                               Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the (MSCI EAFE) Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Internet                                    Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones Internet
                                                        Composite Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Japan                                       Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Nikkei 225 Stock Average.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Large-Cap Growth                            Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P 500/Citigroup
                                                        Growth Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Large-Cap Value                             Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P 500/Citigroup Value
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Mid-Cap                                     Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P MidCap 400 [R].
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Mid-Cap Growth                              Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P MidCap
                                                        400/Citigroup Growth Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Mid-Cap Value                               Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P MidCap
                                                        400/Citigroup Value Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Money Market                                Seeks a high level of current income consistent   3:45 PM
                                                        with liquidity and preservation of capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP NASDAQ-100                                  Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the NASDAQ-100 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Oil and Gas                                 Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Oil and
                                                        Gas Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Pharmaceuticals                             Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S.
                                                        Pharmaceuticals Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Precious Metals                             Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones Precious
                                                        Metals Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Real Estate                                 Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Real
                                                        Estate Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Rising Rates Opportunity                    Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to one and one-
                                                        quarter times (125%) the inverse (opposite) of
                                                        the daily price movement of the most recently
                                                        issued 30-year U.S. Treasury Bond ("Long
                                                        Bond").
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Semiconductor                               Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S.
                                                        Semiconductors Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Short Emerging Markets                      Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the inverse
                                                        (opposite) of the daily performance of The
                                                        Bank of New York Mellon Emerging Markets
                                                        50 ADR Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Short International                         Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the inverse
                                                        (opposite) of the daily performance of the
                                                        MSCI EAFE Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Short Mid-Cap                               Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the inverse
                                                        (opposite) of the daily performance of the S&P
                                                        MidCap 400.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Short NASDAQ-100                            Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the inverse
                                                        (opposite) of the daily performance of the
                                                        NASDAQ-100 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Short Small-Cap                             Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the inverse
                                                        (opposite) of the daily performance of the
                                                        Russell 2000 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Small Cap                                   Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Russell 2000 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Small-Cap Growth                            Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P SmallCap
                                                        600/Citigroup Growth Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Small-Cap Value                             Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to the daily
                                                        performance of the S&P SmallCap
                                                        600/Citigroup Value Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Technology                                  Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S.
                                                        Technology Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Telecommunications                          Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S
                                                        Telecommunications Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP U.S. Government Plus                        Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to one and one-
                                                        quarter times (125%) the daily price
                                                        movement of the most recently issued 30-year
                                                        U.S. Treasury Bond ("Long Bond").
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP UltraBull                                   Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to twice (200%) the
                                                        daily performance of the S&P 500.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP UltraMid-Cap                                Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to twice (200%) the
                                                        daily performance of the S&P MidCap 400.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP UltraNASDAQ-100                             Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to twice (200%) the
                                                        daily performance of the NASDAQ-100 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP UltraShort NASDAQ-100                       Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to twice (200%) the
                                                        inverse (opposite) of the daily performance of
                                                        the NASDAQ-100 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP UltraSmall-Cap                              Seeks daily investment results, before fees and   3:45 PM
                                                        expenses, that correspond to twice (200%) the
                                                        daily performance of the Russell 2000 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
ProFunds VP Utilities                                   Seeks daily investment results, before fees and   3:35 PM
                                                        expenses, that correspond to the daily
                                                        performance of the Dow Jones U.S. Utilities
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Putnam Variable Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Putnam VT Absolute Return 500                           To earn a positive total return that exceeds the                       7
                                                        rate of inflation by 500 basis points (or 5.00%)
                                                        on an annualized basis over a reasonable
                                                        period of time (generally at least three years or
                                                        more)
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Putnam VT American Government Income (IB Class)         High current income with preservation of                               7
                                                        capital as its secondary objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Putnam VT Diversified Income (IB Class)                 High level of current income as Putnam                                 7
                                                        Investment Management, LLC (Putnam
                                                        Management) believes is consistent with
                                                        preservation of capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Putnam VT Equity Income (IB Class)                      Capital growth and current income.                                     7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Putnam VT Global Asset Allocation (IB Class)            Long-term return consistent with preservation                          7
                                                        of capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Putnam VT High Yield (IB Class)                         High current income. Capital growth is a                               7
                                                        secondary goal when consistent with achieving
                                                        high current income.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Putnam VT Income (IB Class)                             High current income consistent with what                               7
                                                        Putnam Management believes to be prudent
                                                        risk.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Putnam VT Investors (IB Class)                          Long-term growth of capital and any increased                          7
                                                        income that results from this growth.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Putnam VT Multi-Cap Value (IB Class)                    Capital appreciation and, as a secondary                               7
                                                        objective, current income.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Putnam VT Voyager (IB Class)                            Capital appreciation.                                                  7
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Royce Capital Fund
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Royce Micro-Cap (Investment Class)                      Long-term growth of capital.                                          30
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Royce Small-Cap (Investment Class)                      Long-term growth of capital.                                          30
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Aggressive Equity              Long term capital growth.                                             30
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Balanced Strategy              Above average capital appreciation and a                              30
                                                        moderate level of current income.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Core Bond                      Current income and as a secondary objective,                          30
                                                        capital appreciation.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Equity Growth Strategy         High long term capital appreciation.                                  30
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Growth Strategy                High long term capital appreciation with low                          30
                                                        current income.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Moderate Strategy              High current income and moderate long term                            30
                                                        capital appreciation.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Multi-Style Equity             Long term capital growth.                                             30
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Non-U.S.                       Long term capital growth.                                             30
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Russell Investment Funds Real Estate Securities         Current income and long term capital growth.                          30
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex Variable Trust
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Banking                                        Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Basic Materials                                Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Biotechnology                                  Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Commodities Strategy                           Long-term capital appreciation.                   3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Consumer Products                              Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Dow 2x Strategy                                Investment results that match 200% of the         3:45 PM
                                                        performance of the Dow Jones Industrial
                                                        Average (DJIA) Index on a daily basis.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Electronics                                    Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Energy                                         Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Energy Services                                Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Europe 1.25x Strategy                          Investment results that correlate to the daily    3:45 PM
                                                        price movement of the Dow Jones Stoxx 50
                                                        Index.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Financial Services                             Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Government Long Bond 1.2x Strategy             Investment results that correspond to a           3:45 PM
                                                        benchmark for U.S. gov't securities.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Health Care                                    Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Internet                                       Capital appreciation.                             3:35 PM
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Inverse Dow 2x Strategy                        Investment returns that inversely correlate to    3:45 PM
                                                        the daily performance of the DJIA.
------------------------------------------------------  ---------------------------------------------- ------------ ------------
Rydex VT Inverse Government Long Bond Strategy          Total returns that inversely correlate to the     3:45 PM
                                                        daily price movement of the Long Treasury
                                                        Bond.
------------------------------------------------------  ---------------------------------------------- ------------ ------------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Inverse Mid-Cap Strategy                       Investment returns that inversely correlate to    3:45 PM
                                                        the daily performance of the S&P MidCap 400
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Inverse NASDAQ-100 Strategy                    Investment returns that inversely correlate to    3:45 PM
                                                        the performance of the NASDAQ 100 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Inverse Russell 2000 Strategy                  Investment returns that inversely correlate to    3:45 PM
                                                        the daily performance of the Russell 2000
                                                        Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Inverse S&P 500 Strategy                       Investment returns that inversely correlate to    3:45 PM
                                                        the daily performance of the S&P 500 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Japan 2x Strategy                              Investment results that correlate to the          3:45 PM
                                                        performance of a specific benchmark. The
                                                        Fund's current benchmark is 200% of the fair
                                                        value of the Nikkei 225 Stock Average (the
                                                        "underlying index").
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Leisure                                        Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Mid-Cap 1.5x Strategy                          Investment results that correlate to the          3:45 PM
                                                        performance of a specific benchmark for mid-
                                                        cap securities.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT NASDAQ-100 2x Strategy                         Investment returns that match 200% of the         3:45 PM
                                                        performance of the NASDAQ 100 Index on a
                                                        daily basis.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT NASDAQ-100 Strategy                            Investment returns that correspond to a           3:45 PM
                                                        benchmark for over-the-counter securities.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Nova                                           Investment results that match the performance     3:45 PM
                                                        of a specific benchmark on a daily basis.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Precious Metals                                Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Real Estate                                    Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Retailing                                      Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Russell 2000 1.5x Strategy                     Investment results that correlate to the          3:45 PM
                                                        performance of a specific benchmark for small-
                                                        cap securities.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT Russell 2000 2x Strategy                       Investment results that match the performance     3:45 PM
                                                        of the Russell 2000 Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT S&P 500 2x Strategy                            Investment results that match 200% of the         3:45 PM
                                                        performance of the S&P 500 index on a daily
                                                        basis.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT S&P 500 Pure Growth                            Investment returns that correlate to the          3:45 PM
                                                        performance of the S&P 500/Citigroup Pure
                                                        Growth Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT S&P 500 Pure Value                             Investment returns that correlate to the          3:45 PM
                                                        performance of the S&P 500/Citigroup Pure
                                                        Value Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT S&P MidCap 400 Pure Growth                     Investment returns that correlate to the          3:45 PM
                                                        performance of the S&P 400/Citigroup Pure
                                                        Growth Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT S&P MidCap 400 Pure Value                      Investment returns that correlate to the          3:45 PM
                                                        performance of the S&P 400/Citigroup Pure
                                                        Value Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT S&P SmallCap 600 Pure Growth                   Investment returns that correlate to the          3:45 PM
                                                        performance of the S&P SmallCap
                                                        600/Citigroup Pure Growth Index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex VT S&P SmallCap 600 Pure Value                    Investment returns that correlate to the          3:45 PM
                                                        performance of the S&P SmallCap
                                                        600/Citigroup Pure Value Index.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex VT Strengthening Dollar 2x Strategy               To match the performance of a specific            3:45 PM
                                                        benchmark on a daily basis. The current
                                                        benchmark is 200% of the US Dollar Index.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex VT Technology                                     Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex VT Telecommunications                             Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex VT Transportation                                 Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex VT U.S. Government Money Market                   Security of principal, high current income and    3:45 PM
                                                        liquidity.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex VT Utilities                                      Capital appreciation.                             3:35 PM
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex VT Weakening Dollar 2X Strategy                   To match the performance of a specific            3:45 PM
                                                        benchmark on a daily basis. The current
                                                        benchmark is 200% of the inverse
                                                        performance of the US Dollar Index.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series A Large Cap Core (Series A)        Long-term growth of capital                                           30
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series B Large Cap Value (Series B)       Long-term growth of capital.                                          30
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series D MCSI EAFE Equal Weight Global    Long-term growth of capital primarily through                         30
(Series D)                                              investment in securities of companies in
                                                        foreign countries and the United States.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series E US Intermediate Bond (Series E)  Current income.                                                       30
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series J Mid-Cap Growth (Series J)        Capital appreciation.                                                 30
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series N Managed Asset Allocation         High level of total return.                                           30
(Series N)
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series O All Cap Value (Series O)         Long-term growth of capital.                                          30
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series P High Yield (Series P)            High current income. Capital appreciation is a                        30
                                                        secondary objective.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series Q Small Cap Value (Series Q)       Long-term capital appreciation.                                       30
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series X Small Cap Growth (Series X)      Long-term growth of capital.                                          30
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI Var Series Y Lg Cap Concentrated Growth       Long-term growth of capital.                                          30
(Series Y)
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT All-Asset Aggressive Strategy              Growth of capital by investing principally in a                       30
                                                        diversified portfolio of underlying funds.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT All-Asset Conservative Strategy            Preservation of capital and secondarily long-                         30
                                                        term growth of capital by investing principally
                                                        in a diversified portfolio of underlying funds.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT All-Asset Moderate Strategy                Growth of capital and secondarily preservation                        30
                                                        of capital by investing principally in a
                                                        diversified portfolio of underlying funds.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT Alternative Strategies Allocation          To deliver a return that has a low correlation to                     30
                                                        the returns of traditional stock and bond asset
                                                        classes as well as provide capital appreciation.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT CLS AdvisorOne Amerigo                     Long-term growth of capital without regard to
                                                        current income.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT CLS AdvisorOne Clermont                    Current income and growth of capital.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT CLS AdvisorOne Select Allocation           Growth of capital and total return.
------------------------------------------------------  ------------------------------------------------- --------- ------------
Rydex|SGI VT DWA Flexible Allocation                    Capital appreciation with capital preservation                        30
                                                        as a secondary objective.
------------------------------------------------------  ------------------------------------------------- --------- ------------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex|SGI VT DWA Sector Rotation                        Long-term capital appreciation.                                       30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex|SGI VT Managed Futures Strategy                   Seeks to provide investment returns that match                        30
                                                        the daily performance of the S&P Diversified
                                                        Trends Indicator (S&P DTI).
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex|SGI VT Multi-Hedge Strategies                     Capital appreciation consistent with the return                       30
                                                        and risk characteristics of the hedge fund
                                                        universe. Secondary objective is to achieve
                                                        these returns with low correlation to and less
                                                        volatility than equity indices.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Rydex|SGI VT U.S. Long Short Momentum                   Long term capital appreciation                                        30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
T. Rowe Price Equity Series, Inc.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
T. Rowe Price Blue Chip Growth (Class II)               Long-term capital growth. Income is a                                  7
                                                        secondary objective.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
T. Rowe Price Equity Income (Class II)                  Substantial dividend income as well as long-                           7
                                                        term growth of capital.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
T. Rowe Price Health Sciences (Class II)                Long term capital appreciation.                                        7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
T. Rowe Price Limited-Term Bond (Class II)              High level income consistent with moderate                             7
                                                        fluctuations of principle value.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
The Timothy Plan
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Timothy Plan Conservative Growth VS                     Moderate levels of long-term capital growth.                           7
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Timothy Plan Strategic Growth VS                        Medium to high levels of long-                                         7
                                                        term capital growth.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Third Avenue Variable Series Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Third Avenue Value                                      Long-term capital appreciation.                                       60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Van Eck VIP Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Van Eck VIP Emerging Markets (Initial)                  Long-term capital appreciation. Income is a                           30
                                                        secondary consideration.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Van Eck VIP Global Bond (Initial)                       High total return-income plus capital                                 30
                                                        appreciation.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Van Eck VIP Global Hard Assets (Initial)                Long-term capital appreciation. Income is a                           30
                                                        secondary consideration.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Van Eck VIP Multi-Manager Alternatives (Initial)        Consistent absolute (positive) returns in                             30
                                                        various market cycles.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Variable Insurance Fund                                                                          2:30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Balanced                                       Long-term capital appreciation and reasonable     2:30                60
                                                        current income.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Capital Growth                                 Long-term capital appreciation.                   2:30                60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Diversified Value                              Long-term capital appreciation and income.        2:30                60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Equity Income                                  An above-average level of current income and      2:30                60
                                                        reasonable long-term capital appreciation.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Equity Index                                   To track the performance of a benchmark           2:30                60
                                                        index that measures the investment return of
                                                        large-capitalization stocks.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Growth                                         Long-term capital appreciation.                   2:30                60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard High Yield Bond                                High level of current income.                     2:30                60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard International                                  Long-term capital appreciation.                   2:30                60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Mid-Cap Index                                  Track the performance of a benchmark index        2:30                60
                                                        that measures the investment return of mid-
                                                        capitalization stocks.
------------------------------------------------------  ------------------------------------------------  ---------  -----------

                         Appendix A: Investment options

------------------------------------------------------  ------------------------------------------------  ---------  -----------
                                                                                                          Early Cut  Hold
                            Fund Name                                      Objective                      Off *      Period **
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard REIT Index                                     Provide a high level of income and moderate       2:30                60
                                                        long-term capital appreciation by tracking the
                                                        performance of a benchmark index that
                                                        measures the performance of publicly traded
                                                        equity REITs.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Short-Term Investment Grade                    Current income with limited price volatility.     2:30                60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Small Company Growth                           Long-term capital appreciation.                   2:30                60
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Total Bond Market Index                        Track the performance of a broad, market-         2:30                60
                                                        weighted bond index.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Vanguard Total Stock Market Index                       Track the performance of a benchmark index        2:30                60
                                                        that measures the investment return of the
                                                        overall stock market.
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Wells Fargo Advantage Variable Trust
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Wells Fargo Advantage VT Discovery (Class 2)            Long term capital appreciation.                                       30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Wells Fargo Advantage VT Opportunity (Class 2)          Long-term capital appreciation.                                       30
------------------------------------------------------  ------------------------------------------------  ---------  -----------
Wells Fargo Advantage VT Small Cap Value (Class 2)      Long-term capital appreciation.                                       30
------------------------------------------------------  ------------------------------------------------  ---------  -----------

*Pursuant to our frequent trading policy outlined on page 14 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

** We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 1, 2005 unless otherwise noted.

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV                                     $15.917        $10.534        $19.199        $14.378        $12.055        $10.149
Ending AUV                                        $18.149        $15.917        $10.534        $19.199        $14.378        $12.055

Ending number of AUs (000s)                           109            110             65            300             11             12

Large Cap Growth Portfolio
Beginning AUV                                     $11.838         $8.022        $14.898        $12.420        $11.812        $10.165
Ending AUV                                        $13.422        $11.838         $8.022        $14.898        $12.420        $11.812

Ending number of AUs (000s)                            71             93            106            110             28             23

Mid Cap Growth Portfolio
Beginning AUV                                     $10.886         $7.176        $17.231        $13.097        $11.891        $10.146
Ending AUV                                        $12.996        $10.886         $7.176        $17.231        $13.097        $11.891

Ending number of AUs (000s)                            87             95             19            194             17              -

Small Cap Growth Portfolio
Beginning AUV                                     $13.904         $9.556        $17.895        $15.263        $12.718        $10.172
Ending AUV                                        $17.421        $13.904         $9.556        $17.895        $15.263        $12.718

Ending number of AUs (000s)                            18             22             27             65             48             11
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Global Thematic Growth Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.011            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.451            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             0            N/A            N/A            N/A            N/A            N/A

Growth and Income Portfolio (inception date May 1, 2006)
Beginning AUV                                      $8.415         $6.965        $11.726        $11.155         $9.958            N/A
Ending AUV                                         $9.517         $8.415         $6.965        $11.726        $11.155            N/A

Ending number of AUs (000s)                            42             45             35             39              8            N/A

International Growth Portfolio (inception date May 1, 2008)
Beginning AUV                                      $7.381         $5.301        $10.085            N/A            N/A            N/A
Ending AUV                                         $8.312         $7.381         $5.301            N/A            N/A            N/A

Ending number of AUs (000s)                            64             46             22            N/A            N/A            N/A

International Value Portfolio (inception date May 1, 2008)
Beginning AUV                                      $6.509         $4.845        $10.080            N/A            N/A            N/A
Ending AUV                                         $6.789         $6.509         $4.845            N/A            N/A            N/A

Ending number of AUs (000s)                            54             34             70            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (continued)
Small Cap Growth Portfolio (inception date May 1, 2008)
Beginning AUV                                      $8.715         $6.168        $10.134            N/A            N/A            N/A
Ending AUV                                        $11.904         $8.715         $6.168            N/A            N/A            N/A

Ending number of AUs (000s)                            47              4              4            N/A            N/A            N/A

Small-Mid Cap Value Portfolio (inception date May 1, 2006)
Beginning AUV                                      $9.787         $6.860        $10.677        $10.516        $10.000            N/A
Ending AUV                                        $12.389         $9.787         $6.860        $10.677        $10.516            N/A

Ending number of AUs (000s)                           208            117             97             83              1            N/A
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV                                     $11.275         $9.763        $12.255        $11.678        $10.653        $10.071
Ending AUV                                        $12.586        $11.275         $9.763        $12.255        $11.678        $10.653

Ending number of AUs (000s)                            78            101             77            101             39              -

VP Income & Growth Fund
Beginning AUV                                      $9.739         $8.247        $12.607        $12.616        $10.775        $10.115
Ending AUV                                        $11.117         $9.739         $8.247        $12.607        $12.616        $10.775

Ending number of AUs (000s)                            66             54             82             89             48             11

VP Inflation Protection Fund
Beginning AUV                                     $12.157        $11.028        $11.207        $10.234        $10.076        $10.011
Ending AUV                                        $12.777        $12.157        $11.028        $11.207        $10.234        $10.076

Ending number of AUs (000s)                           334            246            123            106              8              7

VP International Fund
Beginning AUV                                     $12.699         $9.494        $17.206        $14.574        $11.657        $10.142
Ending AUV                                        $14.387        $12.699         $9.494        $17.206        $14.574        $11.657

Ending number of AUs (000s)                            64             50             84            156             47              -

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV                                      $7.120         $5.931         $9.457        $10.037            N/A            N/A
Ending AUV                                         $7.901         $7.120         $5.931         $9.457            N/A            N/A

Ending number of AUs (000s)                            13             17             11              3            N/A            N/A

VP Mid Cap Value Fund (inception date November 20, 2009)
Beginning AUV                                     $10.502         $9.991            N/A            N/A            N/A            N/A
Ending AUV                                        $12.524        $10.502            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            47              -            N/A            N/A            N/A            N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV                                      $9.159         $6.811        $11.638        $10.019            N/A            N/A
Ending AUV                                        $10.632         $9.159         $6.811        $11.638            N/A            N/A

Ending number of AUs (000s)                            14              2             80            117            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Value Fund
Beginning AUV                                     $10.659         $8.893        $12.144        $12.802        $10.789        $10.145
Ending AUV                                        $12.090        $10.659         $8.893        $12.144        $12.802        $10.789

Ending number of AUs (000s)                           181            149            107            101             96             15

VP Vista Fund (inception date May 1, 2007)
Beginning AUV                                      $7.852         $6.411        $12.479         $9.972            N/A            N/A
Ending AUV                                         $9.727         $7.852         $6.411        $12.479            N/A            N/A

Ending number of AUs (000s)                            96              4             10             33            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                                      $9.025         $7.554        $11.396         $9.713        $10.138            N/A
Ending AUV                                        $10.528         $9.025         $7.554        $11.396         $9.713            N/A

Ending number of AUs (000s)                            45             45             30             23              2            N/A
------------------------------------------------------------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception date August 27, 2010)
Beginning AUV                                      $9.983            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.903            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           261            N/A            N/A            N/A            N/A            N/A

VA International Small Portfolio (inception date August 27, 2010)
Beginning AUV                                     $10.132            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $12.617            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            86            N/A            N/A            N/A            N/A            N/A

VA International Value Portfolio (inception date August 27, 2010)
Beginning AUV                                     $10.181            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.959            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            64            N/A            N/A            N/A            N/A            N/A

VA Short-Term Fixed Portfolio (inception date August 27, 2010)
Beginning AUV                                      $9.990            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.013            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            58            N/A            N/A            N/A            N/A            N/A

VA U.S. Large Value Portfolio (inception date August 27, 2010)
Beginning AUV                                     $10.203            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $12.484            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            88            N/A            N/A            N/A            N/A            N/A

VA U.S. Targeted Value Portfolio (inception date August 27, 2010)
Beginning AUV                                     $10.256            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $13.036            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            39            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
Beginning AUV                                     $10.798         $9.833        $10.923        $11.120        $10.470        $10.072
Ending AUV                                        $11.230        $10.798         $9.833        $10.923        $11.120        $10.470

Ending number of AUs (000s)                            14            297          1,119            284             96              9
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV                                     $11.272         $9.015        $13.049        $13.135        $11.481        $10.172
Ending AUV                                        $14.183        $11.272         $9.015        $13.049        $13.135        $11.481

Ending number of AUs (000s)                            98            104            134            158             66              7

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                                     $11.289         $8.440        $12.871        $11.941        $10.935        $10.101
Ending AUV                                        $12.962        $11.289         $8.440        $12.871        $11.941        $10.935

Ending number of AUs (000s)                             3             10              8              3              -              -

DREYFUS STOCK INDEX FUND
Beginning AUV                                     $10.495         $8.307        $13.216        $12.556        $10.871        $10.125
Ending AUV                                        $12.052        $10.495         $8.307        $13.216        $12.556        $10.871

Ending number of AUs (000s)                           782            604            635            779            301             12
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV                                     $11.991         $9.155        $14.606        $14.024        $11.439        $10.118
Ending AUV                                        $12.525        $11.991         $9.155        $14.606        $14.024        $11.439

Ending number of AUs (000s)                           288            253            283            384            157             19
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception date May 3, 2010)
Beginning AUV                                     $10.001            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.407            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           281            N/A            N/A            N/A            N/A            N/A

Large-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                                     $10.129            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.849            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            26            N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
Capital Income Fund II
Beginning AUV                                     $13.219        $10.305        $12.943        $12.441        $10.758        $10.072
Ending AUV                                        $14.817        $13.219        $10.305        $12.943        $12.441        $10.758

Ending number of AUs (000s)                            34             38             30             59             43              -

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
High Income Bond Fund II
Beginning AUV                                     $13.708         $8.968        $12.118        $11.716        $10.574        $10.014
Ending AUV                                        $15.727        $13.708         $8.968        $12.118        $11.716        $10.574

Ending number of AUs (000s)                           174            600            155            120             96             12

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV                                      $9.537         $7.387        $12.717        $10.542         $9.935            N/A
Ending AUV                                        $11.230         $9.537         $7.387        $12.717        $10.542            N/A

Ending number of AUs (000s)                            49             68             96             37              -            N/A
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II:
Balanced Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.027            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.529            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             4            N/A            N/A            N/A            N/A            N/A

Contrafund Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.040            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.643            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            37            N/A            N/A            N/A            N/A            N/A

Disciplined Small Cap Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.029            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.862            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             8            N/A            N/A            N/A            N/A            N/A

Dynamic Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.075            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.375            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Equity Income Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.017            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.655            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Growth Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.040            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.650            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            26            N/A            N/A            N/A            N/A            N/A

Growth & Income Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.034            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.594            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II: (continued)
Growth Opportunities Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.114            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.698            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

High Income Portfolio (inception date November 19, 2010)
Beginning AUV                                      $9.983            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.065            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           295            N/A            N/A            N/A            N/A            N/A

International Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.021            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.285            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             6            N/A            N/A            N/A            N/A            N/A

Investment Grade Bond Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.008            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.951            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Mid Cap Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.019            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.337            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            28            N/A            N/A            N/A            N/A            N/A

Overseas Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.024            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.215            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            10            N/A            N/A            N/A            N/A            N/A

Real Estate Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.053            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.625            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            26            N/A            N/A            N/A            N/A            N/A

Strategic Income Portfolio (inception date November 19, 2010)
Beginning AUV                                      $9.992            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.982            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            18            N/A            N/A            N/A            N/A            N/A

Value Leaders Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.041            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.690            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Value Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.029            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.650            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II: (continued)
Value Strategies Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.033            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.787            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                                      $8.425         $6.619        $10.114            N/A            N/A            N/A
Ending AUV                                         $9.706         $8.425         $6.619            N/A            N/A            N/A

Ending number of AUs (000s)                             3              3              -            N/A            N/A            N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                                      $9.214         $7.709        $10.080            N/A            N/A            N/A
Ending AUV                                        $10.285         $9.214         $7.709            N/A            N/A            N/A

Ending number of AUs (000s)                           242             89             59            N/A            N/A            N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                                     $10.106         $9.334        $10.019            N/A            N/A            N/A
Ending AUV                                        $10.751        $10.106         $9.334            N/A            N/A            N/A

Ending number of AUs (000s)                           156            144             28            N/A            N/A            N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                                      $8.759         $7.027        $10.102            N/A            N/A            N/A
Ending AUV                                         $9.973         $8.759         $7.027            N/A            N/A            N/A

Ending number of AUs (000s)                            75             37              1            N/A            N/A            N/A

Ibbotson Income & Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                                      $9.669         $8.534        $10.048            N/A            N/A            N/A
Ending AUV                                        $10.527         $9.669         $8.534            N/A            N/A            N/A

Ending number of AUs (000s)                            61             26              5            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception date November 14, 2008)
Beginning AUV                                     $12.585        $10.465         $9.782            N/A            N/A            N/A
Ending AUV                                        $14.997        $12.585        $10.465            N/A            N/A            N/A

Ending number of AUs (000s)                           385            238             27            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate Securities II Fund (inception date November 14, 2008)
Beginning AUV                                     $11.875         $9.972         $9.352            N/A            N/A            N/A
Ending AUV                                        $14.365        $11.875         $9.972            N/A            N/A            N/A

Ending number of AUs (000s)                            55             48              -            N/A            N/A            N/A

High Income Securities II Fund (inception date November 14, 2008)
Beginning AUV                                     $14.208         $9.957         $9.892            N/A            N/A            N/A
Ending AUV                                        $16.091        $14.208         $9.957            N/A            N/A            N/A

Ending number of AUs (000s)                            90            726             24            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Income Securities II Fund (inception date November 14, 2008)
Beginning AUV                                     $13.656        $10.071         $9.831            N/A            N/A            N/A
Ending AUV                                        $15.386        $13.656        $10.071            N/A            N/A            N/A

Ending number of AUs (000s)                           454            628              -            N/A            N/A            N/A

Mutual Shares Securities II Fund (inception date November 14, 2008)
Beginning AUV                                     $12.457         $9.883         $9.690            N/A            N/A            N/A
Ending AUV                                        $13.851        $12.457         $9.883            N/A            N/A            N/A

Ending number of AUs (000s)                           117             71              -            N/A            N/A            N/A

Strategic Income Securities II Fund (inception date November 14, 2008)
Beginning AUV                                     $12.948        $10.296        $10.000            N/A            N/A            N/A
Ending AUV                                        $14.361        $12.948        $10.296            N/A            N/A            N/A

Ending number of AUs (000s)                           216            135              4            N/A            N/A            N/A

Templeton Global Bond Securities II Fund (inception date November 14, 2008)
Beginning AUV                                     $12.748        $10.741        $10.063            N/A            N/A            N/A
Ending AUV                                        $14.590        $12.748        $10.741            N/A            N/A            N/A

Ending number of AUs (000s)                           544            250             18            N/A            N/A            N/A

U. S. Government II Fund (inception date November 14, 2008)
Beginning AUV                                     $10.722        $10.400        $10.008            N/A            N/A            N/A
Ending AUV                                        $11.289        $10.722        $10.400            N/A            N/A            N/A

Ending number of AUs (000s)                           152            122              7            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund
Beginning AUV                                      $8.981         $6.079        $12.639        $12.469        $11.040        $10.160
Ending AUV                                         $9.605         $8.981         $6.079        $12.639        $12.469        $11.040

Ending number of AUs (000s)                             0             65             44             15              9             11

Capital Development Fund (inception date November 9, 2007)
Beginning AUV                                      $7.447         $5.231         $9.874         $9.845            N/A            N/A
Ending AUV                                         $8.845         $7.447         $5.231         $9.874            N/A            N/A

Ending number of AUs (000s)                             7             17              1              -            N/A            N/A

Core Equity Fund (inception date April 28, 2006)
Beginning AUV                                     $10.625         $8.281        $11.854        $10.964        $10.044            N/A
Ending AUV                                        $11.640        $10.625         $8.281        $11.854        $10.964            N/A

Ending number of AUs (000s)                            39            112            146             10              7            N/A

Global Health Care Fund
Beginning AUV                                     $12.094         $9.473        $13.271        $11.864        $11.274        $10.127
Ending AUV                                        $12.735        $12.094         $9.473        $13.271        $11.864        $11.274

Ending number of AUs (000s)                            22             14              4             11              3              1

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Global Real Estate Fund
Beginning AUV                                     $11.491         $8.736        $15.784        $16.709        $11.717        $10.091
Ending AUV                                        $13.504        $11.491         $8.736        $15.784        $16.709        $11.717

Ending number of AUs (000s)                           159            281            222            169             76              4

Government Securities Fund (inception date November 9, 2007)
Beginning AUV                                     $11.373        $11.374        $10.127        $10.008            N/A            N/A
Ending AUV                                        $11.987        $11.373        $11.374        $10.127            N/A            N/A

Ending number of AUs (000s)                            47             77            189              -            N/A            N/A

High Yield Fund
Beginning AUV                                     $13.301         $8.706        $11.716        $11.572        $10.450        $10.032
Ending AUV                                        $15.106        $13.301         $8.706        $11.716        $11.572        $10.450

Ending number of AUs (000s)                           403            662            608             63            223            316

International Growth Fund (inception date November 9, 2007)
Beginning AUV                                      $7.796         $5.764         $9.668         $9.814            N/A            N/A
Ending AUV                                         $8.799         $7.796         $5.764         $9.668            N/A            N/A

Ending number of AUs (000s)                           237            104            152              1            N/A            N/A

Mid Cap Core Equity Fund
Beginning AUV                                     $12.333         $9.497        $13.316        $12.185        $10.979        $10.102
Ending AUV                                        $14.032        $12.333         $9.497        $13.316        $12.185        $10.979

Percentage of in AUV                                   43             50             49             35              5              -

Technology Fund
Beginning AUV                                     $12.057         $7.660        $13.803        $12.815        $11.600        $10.155
Ending AUV                                        $14.625        $12.057         $7.660        $13.803        $12.815        $11.600

Ending number of AUs (000s)                             8             29              1              2             22             20

Van Kampen VI Comstock Fund Series I (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.512            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Van Kampen VI Equity and Income Fund Series I (inception date November 19, 2010)
Beginning AUV                                     $10.015            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.423            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             3            N/A            N/A            N/A            N/A            N/A

Van Kampen VI Growth and Income Fund Series I (inception date November 19, 2010)
Beginning AUV                                     $10.017            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.575            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception date November 20, 2009)
Beginning AUV                                      $9.958         $9.981            N/A            N/A            N/A            N/A
Ending AUV                                        $10.822         $9.958            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           465             94            N/A            N/A            N/A            N/A

Balanced Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.036         $9.981            N/A            N/A            N/A            N/A
Ending AUV                                        $11.753        $10.036            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            22              -            N/A            N/A            N/A            N/A

Bond Portfolio (inception date November 20, 2009)
Beginning AUV                                      $9.910        $10.000            N/A            N/A            N/A            N/A
Ending AUV                                        $10.508         $9.910            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            52              -            N/A            N/A            N/A            N/A

Dividend Opportunities Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.108         $9.943            N/A            N/A            N/A            N/A
Ending AUV                                        $11.763        $10.108            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            17              -            N/A            N/A            N/A            N/A

Energy Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.395         $9.883            N/A            N/A            N/A            N/A
Ending AUV                                        $12.677        $10.395            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            27             11            N/A            N/A            N/A            N/A

Global Bond Portfolio (inception date November 19, 2010)
Beginning AUV                                      $9.999            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.996            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Global Natural Resources Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.123            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.076            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             5            N/A            N/A            N/A            N/A            N/A

Growth Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.272         $9.955            N/A            N/A            N/A            N/A
Ending AUV                                        $11.564        $10.272            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             5              -            N/A            N/A            N/A            N/A

High Income Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.268        $10.000            N/A            N/A            N/A            N/A
Ending AUV                                        $11.793        $10.268            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            35             11            N/A            N/A            N/A            N/A

Mid Cap Growth Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.482         $9.944            N/A            N/A            N/A            N/A
Ending AUV                                        $13.790        $10.482            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            69              2            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
Science and Technology Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.693         $9.967            N/A            N/A            N/A            N/A
Ending AUV                                        $12.056        $10.693            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            25              2            N/A            N/A            N/A            N/A

Value Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.109         $9.959            N/A            N/A            N/A            N/A
Ending AUV                                        $12.000        $10.109            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            50              -            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES- Institutional :
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                                     $11.113         $8.828        $10.489         $9.993            N/A            N/A
Ending AUV                                        $12.045        $11.113         $8.828        $10.489            N/A            N/A

Ending number of AUs (000s)                           534            276            261             66            N/A            N/A

Enterprise Portfolio (inception date May 1, 2006)
Beginning AUV                                     $10.488         $7.242        $12.867        $10.544         $9.930            N/A
Ending AUV                                        $13.199        $10.488         $7.242        $12.867        $10.544            N/A

Ending number of AUs (000s)                           176            200            261            117             38            N/A

Forty Portfolio (inception date May 1, 2007)
Beginning AUV                                     $10.458         $7.146        $12.795        $10.000            N/A            N/A
Ending AUV                                        $11.163        $10.458         $7.146        $12.795            N/A            N/A

Ending number of AUs (000s)                           168            141             95             29            N/A            N/A

Janus Portfolio (inception date May 1, 2006)
Beginning AUV                                      $9.923         $7.277        $12.072        $10.489         $9.959            N/A
Ending AUV                                        $11.363         $9.923         $7.277        $12.072        $10.489            N/A

Ending number of AUs (000s)                            88            113            101             82             60            N/A

Overseas Portfolio (inception date May 1, 2006)
Beginning AUV                                     $12.894         $7.181        $14.995        $11.686        $10.034            N/A
Ending AUV                                        $16.157        $12.894         $7.181        $14.995        $11.686            N/A

Ending number of AUs (000s)                           584            626            635            606            283            N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV                                      $9.655         $7.222         $9.998        $10.006            N/A            N/A
Ending AUV                                        $11.167         $9.655         $7.222         $9.998            N/A            N/A

Ending number of AUs (000s)                           439            369            263             60            N/A            N/A

Worldwide Portfolio (inception date May 1, 2006)
Beginning AUV                                      $9.343         $6.785        $12.261        $11.184         $9.970            N/A
Ending AUV                                        $10.823         $9.343         $6.785        $12.261        $11.184            N/A

Ending number of AUs (000s)                            23             97             54            150             85            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV                                     $20.997        $12.362        $24.108        $18.085        $13.917        $10.227
Ending AUV                                        $25.762        $20.997        $12.362        $24.108        $18.085        $13.917

Ending number of AUs (000s)                           397            364            201            173            247             25

International Equity Portfolio
Beginning AUV                                     $11.890         $9.790        $15.543        $14.030        $11.450        $10.148
Ending AUV                                        $12.689        $11.890         $9.790        $15.543        $14.030        $11.450

Ending number of AUs (000s)                            96            152            137            143            141              4

US Small-Mid Cap Equity Portfolio
Beginning AUV                                     $11.718         $7.675        $12.081        $13.018        $11.216        $10.147
Ending AUV                                        $14.497        $11.718         $7.675        $12.081        $13.018        $11.216

Ending number of AUs (000s)                            59             70              4              8             67              -

US Strategic Equity Portfolio
Beginning AUV                                     $10.217         $8.055        $12.446        $12.566        $10.696        $10.116
Ending AUV                                        $11.529        $10.217         $8.055        $12.446        $12.566        $10.696

Ending number of AUs (000s)                            10              5              3             23             18              1
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV                                      $7.738         $5.750         $9.649         $9.900            N/A            N/A
Ending AUV                                         $9.673         $7.738         $5.750         $9.649            N/A            N/A

Ending number of AUs (000s)                            88            108            201             29            N/A            N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV                                      $8.073         $6.568        $10.108         $9.953            N/A            N/A
Ending AUV                                         $9.063         $8.073         $6.568        $10.108            N/A            N/A

Ending number of AUs (000s)                            33             32             27             47            N/A            N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV                                      $7.867         $6.081         $9.588         $9.904            N/A            N/A
Ending AUV                                         $9.173         $7.867         $6.081         $9.588            N/A            N/A

Ending number of AUs (000s)                            20             10             30             18            N/A            N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV                                      $8.943         $6.281        $10.016         $9.897            N/A            N/A
Ending AUV                                         $9.823         $8.943         $6.281        $10.016            N/A            N/A

Ending number of AUs (000s)                            22             42             41             26            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV                                     $12.646         $8.130        $11.752        $11.760        $10.629        $10.041
Ending AUV                                        $14.533        $12.646         $8.130        $11.752        $11.760        $10.629

Ending number of AUs (000s)                            91          1,770             49             29             23             48

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
Western Asset Strategic Bond Portfolio
Beginning AUV                                     $11.084         $9.099        $10.966        $10.752        $10.237        $10.018
Ending AUV                                        $12.394        $11.084         $9.099        $10.966        $10.752        $10.237

Ending number of AUs (000s)                            76             38             64            108             81              7
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception date November 9, 2007)
Beginning AUV                                     $11.043         $8.222         $9.970         $9.976            N/A            N/A
Ending AUV                                        $12.403        $11.043         $8.222         $9.970            N/A            N/A

Ending number of AUs (000s)                           206             79             13              0            N/A            N/A

Capital Structure Portfolio
Beginning AUV                                     $11.530         $9.343        $12.658        $12.270        $10.712        $10.097
Ending AUV                                        $13.233        $11.530         $9.343        $12.658        $12.270        $10.712

Ending number of AUs (000s)                            28             22             26             24              5              -

Classic Stock Portfolio (inception date November 9, 2007)
Beginning AUV                                      $8.687         $6.921        $10.072         $9.835            N/A            N/A
Ending AUV                                         $9.913         $8.687         $6.921        $10.072            N/A            N/A

Ending number of AUs (000s)                            20             10              7              0            N/A            N/A

Growth and Income Portfolio
Beginning AUV                                      $9.879         $8.308        $13.068        $12.633        $10.773        $10.115
Ending AUV                                        $11.599         $9.879         $8.308        $13.068        $12.633        $10.773

Ending number of AUs (000s)                            95            100            104            121             42              1

International Portfolio (inception date November 9, 2007)
Beginning AUV                                      $6.736         $4.555         $9.398         $9.766            N/A            N/A
Ending AUV                                         $8.165         $6.736         $4.555         $9.398            N/A            N/A

Ending number of AUs (000s)                            54            165             17              6            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
MERGER FUND VL
Merger Fund VL (inception date May 3, 2010)
Beginning AUV                                      $9.982            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.346            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           420            N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception date May 1, 2007)
Beginning AUV                                     $11.608        $10.975        $10.478        $10.000            N/A            N/A
Ending AUV                                        $12.340        $11.608        $10.975        $10.478            N/A            N/A

Ending number of AUs (000s)                           140            142            149             69            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
International Index Fund (inception date May 1, 2007)
Beginning AUV                                      $7.507         $5.816        $10.181        $10.009            N/A            N/A
Ending AUV                                         $8.113         $7.507         $5.816        $10.181            N/A            N/A

Ending number of AUs (000s)                           277            276            355            147            N/A            N/A

Mid Cap Index Fund (inception date May 1, 2007)
Beginning AUV                                      $8.619         $6.293         $9.891        $10.030            N/A            N/A
Ending AUV                                        $10.893         $8.619         $6.293         $9.891            N/A            N/A

Ending number of AUs (000s)                           140            152            150             21            N/A            N/A

S&P 500 Index Fund ( inception date May 1, 2007)
Beginning AUV                                      $7.942         $6.294        $10.014        $10.029            N/A            N/A
Ending AUV                                         $9.133         $7.942         $6.294        $10.014            N/A            N/A

Ending number of AUs (000s)                           244            232            522            317            N/A            N/A

Small Cap Index Fund (inception date May 1, 2007)
Beginning AUV                                      $7.925         $6.242         $9.460        $10.020            N/A            N/A
Ending AUV                                        $10.037         $7.925         $6.242         $9.460            N/A            N/A

Ending number of AUs (000s)                           120            108            122             22            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV                                     $12.734         $9.676        $17.086        $13.945        $12.158        $10.126
Ending AUV                                        $16.439        $12.734         $9.676        $17.086        $13.945        $12.158

Ending number of AUs (000s)                            53             40             54             51             15              1

Partners Portfolio
Beginning AUV                                     $10.986         $7.039        $14.785        $13.523        $12.048        $10.139
Ending AUV                                        $12.707        $10.986         $7.039        $14.785        $13.523        $12.048

Ending number of AUs (000s)                           142            188            199            204            118             17

Regency Portfolio
Beginning AUV                                     $10.653         $7.268        $13.415        $12.986        $11.682        $10.162
Ending AUV                                        $13.442        $10.653         $7.268        $13.415        $12.986        $11.682

Ending number of AUs (000s)                            42             55             40             41             31             11

Short Duration Bond Portfolio
Beginning AUV                                     $10.840         $9.565        $11.049        $10.546        $10.121        $10.008
Ending AUV                                        $11.413        $10.840         $9.565        $11.049        $10.546        $10.121

Ending number of AUs (000s)                            40             56            125            189            161              7

Small-Cap Growth Portfolio
Beginning AUV                                      $8.829         $7.192        $11.883        $11.822        $11.232        $10.118
Ending AUV                                        $10.560         $8.829         $7.192        $11.883        $11.822        $11.232

Ending number of AUs (000s)                            66             37             69             17             15              3

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Socially Responsive Portfolio
Beginning AUV                                     $10.938         $8.322        $13.743        $12.771        $11.232        $10.143
Ending AUV                                        $13.438        $10.938         $8.322        $13.743        $12.771        $11.232

Ending number of AUs (000s)                            58             19             14             17              7              4
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
Adaptive Allocation Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.048            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.833            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             6            N/A            N/A            N/A            N/A            N/A

Changing Parameters Portfolio (inception date July 2, 2007)
Beginning AUV                                      $9.242         $9.849        $10.110        $10.000            N/A            N/A
Ending AUV                                         $8.981         $9.242         $9.849        $10.110            N/A            N/A

Ending number of AUs (000s)                         1,551            880            908            804            N/A            N/A

Chariot Absolute Return All Opportunities Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.010            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.960            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             0            N/A            N/A            N/A            N/A            N/A

JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                                      $9.249         $7.591         $9.880        $10.028            N/A            N/A
Ending AUV                                        $10.335         $9.249         $7.591         $9.880            N/A            N/A

Ending number of AUs (000s)                             8             39             16             27            N/A            N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV                                      $7.012         $5.193         $9.047        $10.013            N/A            N/A
Ending AUV                                         $8.831         $7.012         $5.193         $9.047            N/A            N/A

Ending number of AUs (000s)                            52             40             44            180            N/A            N/A

JNF Money Market Portfolio (inception date April 30, 2008)
Beginning AUV                                     $10.193        $10.168        $10.001            N/A            N/A            N/A
Ending AUV                                        $10.195        $10.193        $10.168            N/A            N/A            N/A

Ending number of AUs (000s)                         8,528          5,293          8,700            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV                                     $11.616         $9.555        $11.354        $10.481         $9.974            N/A
Ending AUV                                        $13.137        $11.616         $9.555        $11.354        $10.481            N/A

Ending number of AUs (000s)                           756            484            293            182             25            N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                                      $9.418         $6.654        $11.838         $9.606        $10.106            N/A
Ending AUV                                        $11.727         $9.418         $6.654        $11.838         $9.606            N/A

Ending number of AUs (000s)                           678            315            280            255            123            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV                                     $12.780         $9.792        $11.463        $10.834         $9.979            N/A
Ending AUV                                        $14.333        $12.780         $9.792        $11.463        $10.834            N/A

Ending number of AUs (000s)                           420            307            323            122            214            N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV                                     $12.078        $10.448        $10.705        $10.330        $10.011            N/A
Ending AUV                                        $13.103        $12.078        $10.448        $10.705        $10.330            N/A

Ending number of AUs (000s)                           238            145            180            184             23            N/A

Foreign Bond US Dollar-Unhedged Portfolio (inception date November 14, 2008)
Beginning AUV                                     $11.358        $10.912         $9.959            N/A            N/A            N/A
Ending AUV                                        $12.434        $11.358        $10.912            N/A            N/A            N/A

Ending number of AUs (000s)                           106             81            181            N/A            N/A            N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV                                     $13.038        $11.159        $11.255        $10.257        $10.001            N/A
Ending AUV                                        $14.556        $13.038        $11.159        $11.255        $10.257            N/A

Ending number of AUs (000s)                           151            146            338            104             27            N/A

Global Multi-Asset Portfolio (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.210            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            15            N/A            N/A            N/A            N/A            N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV                                     $11.803         $8.415        $11.001        $10.629         $9.990            N/A
Ending AUV                                        $13.510        $11.803         $8.415        $11.001        $10.629            N/A

Ending number of AUs (000s)                         2,462          3,319            437            103            450            N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV                                     $12.237        $12.798        $10.911         $9.941        $10.048            N/A
Ending AUV                                        $13.657        $12.237        $12.798        $10.911         $9.941            N/A

Ending number of AUs (000s)                            84            116            132             87              -            N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV                                     $12.180        $10.748        $10.793        $10.052        $10.011            N/A
Ending AUV                                        $12.824        $12.180        $10.748        $10.793        $10.052            N/A

Ending number of AUs (000s)                           867            630            625            229              8            N/A

Real Return Portfolio
Beginning AUV                                     $12.356        $10.439        $11.229        $10.150        $10.078        $10.001
Ending AUV                                        $13.357        $12.356        $10.439        $11.229        $10.150        $10.078

Ending number of AUs (000s)                         1,037            834            595            359            169             17

Short Term Portfolio
Beginning AUV                                     $11.917        $11.055        $11.089        $10.613        $10.178        $10.001
Ending AUV                                        $12.168        $11.917        $11.055        $11.089        $10.613        $10.178

Ending number of AUs (000s)                           522            500            279            270            155              9

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Total Return Portfolio
Beginning AUV                                     $13.669        $11.987        $11.438        $10.519        $10.130        $10.020
Ending AUV                                        $14.777        $13.669        $11.987        $11.438        $10.519        $10.130

Ending number of AUs (000s)                         3,318          2,552          2,022          1,670            566             49
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
Beginning AUV                                     $11.806        $10.065        $10.154        $10.019            N/A            N/A
Ending AUV                                        $12.862        $11.806        $10.065        $10.154            N/A            N/A

Ending number of AUs (000s)                           365            157             50              3            N/A            N/A

Cullen Value Portfolio (inception date November 1, 2006)
Beginning AUV                                      $8.601         $7.432        $11.017        $10.355         $9.936            N/A
Ending AUV                                         $9.398         $8.601         $7.432        $11.017        $10.355            N/A

Ending number of AUs (000s)                           148            140            250             73              -            N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV                                     $11.545         $6.634        $15.910        $11.169        $10.036            N/A
Ending AUV                                        $13.347        $11.545         $6.634        $15.910        $11.169            N/A

Ending number of AUs (000s)                           287            300            198            102             38            N/A

Equity Income Portfolio
Beginning AUV                                     $10.293         $9.038        $13.000        $12.930        $10.588        $10.093
Ending AUV                                        $12.272        $10.293         $9.038        $13.000        $12.930        $10.588

Ending number of AUs (000s)                           208            139            225            193            174              2

Fund Portfolio
Beginning AUV                                     $10.941         $8.760        $13.346        $12.736        $10.946        $10.116
Ending AUV                                        $12.662        $10.941         $8.760        $13.346        $12.736        $10.946

Ending number of AUs (000s)                           103            139            160            136             41              3

High Yield Portfolio
Beginning AUV                                     $12.417         $7.759        $12.055        $11.416        $10.547        $10.032
Ending AUV                                        $14.610        $12.417         $7.759        $12.055        $11.416        $10.547

Ending number of AUs (000s)                           205            294            134            725             80             67

Mid Cap Value Portfolio
Beginning AUV                                     $10.775         $8.602        $12.986        $12.327        $10.980        $10.125
Ending AUV                                        $12.703        $10.775         $8.602        $12.986        $12.327        $10.980

Ending number of AUs (000s)                           225            158            142            106             31              1

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV                                     $12.262         $9.488        $10.744        $10.121        $10.020            N/A
Ending AUV                                        $13.657        $12.262         $9.488        $10.744        $10.121            N/A

Ending number of AUs (000s)                           559            582            296            541              -            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP:
Access VP High Yield Fund (inception date May 3, 2010)
Beginning AUV                                     $10.012            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.997            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           141            N/A            N/A            N/A            N/A            N/A

Asia 30 Fund (inception date May 3, 2010)
Beginning AUV                                     $10.072            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.298            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            81            N/A            N/A            N/A            N/A            N/A

Banks Fund (inception date November 19, 2010)
Beginning AUV                                      $9.965            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.091            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Basic Materials Fund (inception date May 3, 2010)
Beginning AUV                                     $10.002            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $12.155            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            45            N/A            N/A            N/A            N/A            N/A

Bear Fund (inception date May 3, 2010)
Beginning AUV                                      $9.868            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $8.934            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             9            N/A            N/A            N/A            N/A            N/A

Biotechnology Fund (inception date May 3, 2010)
Beginning AUV                                     $10.057            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.040            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            20            N/A            N/A            N/A            N/A            N/A

Bull Fund (inception date May 3, 2010)
Beginning AUV                                     $10.129            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.596            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           165            N/A            N/A            N/A            N/A            N/A

Consumer Goods Fund (inception date May 3, 2010)
Beginning AUV                                     $10.096            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.055            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            18            N/A            N/A            N/A            N/A            N/A

Consumer Services Fund (inception date November 19, 2010)
Beginning AUV                                     $10.052            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.386            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             1            N/A            N/A            N/A            N/A            N/A

Emerging Markets Fund (inception date May 3, 2010)
Beginning AUV                                      $9.978            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.085            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           106            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Europe 30 Fund (inception date May 3, 2010)
Beginning AUV                                      $9.975            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.663            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            21            N/A            N/A            N/A            N/A            N/A

Falling U.S. Dollar Fund (inception date November 19, 2010)
Beginning AUV                                     $10.027            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.936            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             2            N/A            N/A            N/A            N/A            N/A

Financials Fund (inception date May 3, 2010)
Beginning AUV                                     $10.169            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.875            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Health Care Fund (inception date May 3, 2010)
Beginning AUV                                     $10.060            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.237            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             7            N/A            N/A            N/A            N/A            N/A

Industrials Fund (inception date May 3, 2010)
Beginning AUV                                     $10.196            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.785            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            18            N/A            N/A            N/A            N/A            N/A

International Fund (inception date May 3, 2010)
Beginning AUV                                     $10.081            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.046            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            60            N/A            N/A            N/A            N/A            N/A

Internet Fund (inception date November 19, 2010)
Beginning AUV                                     $10.065            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.399            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            13            N/A            N/A            N/A            N/A            N/A

Japan Fund (inception date May 3, 2010)
Beginning AUV                                     $10.107            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.099            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            12            N/A            N/A            N/A            N/A            N/A

Large-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV                                     $10.119            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.833            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            40            N/A            N/A            N/A            N/A            N/A

Large-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                                     $10.141            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.411            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             2            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Mid-Cap Fund (inception date May 3, 2010)
Beginning AUV                                     $10.158            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.959            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             7            N/A            N/A            N/A            N/A            N/A

Mid-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV                                     $10.166            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.369            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           201            N/A            N/A            N/A            N/A            N/A

Mid-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                                     $10.155            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.642            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Money Market Fund (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.000            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            39            N/A            N/A            N/A            N/A            N/A

NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV                                     $10.149            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.032            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           122            N/A            N/A            N/A            N/A            N/A

Oil & Gas Fund (inception date May 3, 2010)
Beginning AUV                                     $10.099            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.279            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            32            N/A            N/A            N/A            N/A            N/A

Pharmaceuticals Fund (inception date May 3, 2010)
Beginning AUV                                     $10.079            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.265            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Precious Metals Fund (inception date May 3, 2010)
Beginning AUV                                      $9.831            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $12.387            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            65            N/A            N/A            N/A            N/A            N/A

Real Estate Fund (inception date May 3, 2010)
Beginning AUV                                     $10.325            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.766            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             1            N/A            N/A            N/A            N/A            N/A

Rising Rates Opportunity Fund (inception date May 3, 2010)
Beginning AUV                                     $10.007            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $8.889            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            49            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Semiconductor Fund (inception date November 19, 2010)
Beginning AUV                                     $10.127            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.571            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             9            N/A            N/A            N/A            N/A            N/A

Short Emerging Markets Fund (inception date November 19, 2010)
Beginning AUV                                     $10.014            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.514            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            38            N/A            N/A            N/A            N/A            N/A

Short International Fund (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.776            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Short Mid-Cap Fund (inception date November 19, 2010)
Beginning AUV                                      $9.969            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.291            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Short NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV                                      $9.845            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $8.614            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             8            N/A            N/A            N/A            N/A            N/A

Short Small-Cap Fund (inception date May 3, 2010)
Beginning AUV                                      $9.741            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $8.436            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             1            N/A            N/A            N/A            N/A            N/A

Small Cap Fund (inception date November 19, 2010)
Beginning AUV                                     $10.050            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.804            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            35            N/A            N/A            N/A            N/A            N/A

Small-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV                                     $10.223            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.216            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           124            N/A            N/A            N/A            N/A            N/A

Small-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                                     $10.223            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.480            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            15            N/A            N/A            N/A            N/A            N/A

Technology Fund (inception date May 3, 2010)
Beginning AUV                                     $10.146            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.713            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             2            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Telecommunications Fund (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.544            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

U. S. Government Plus Fund (inception date May 3, 2010)
Beginning AUV                                      $9.982            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.611            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             7            N/A            N/A            N/A            N/A            N/A

UltraBull Fund (inception date May 3, 2010)
Beginning AUV                                     $10.260            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.911            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             2            N/A            N/A            N/A            N/A            N/A

UltraMid-Cap Fund (inception date May 3, 2010)
Beginning AUV                                     $10.322            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.789            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             4            N/A            N/A            N/A            N/A            N/A

UltraNASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV                                     $10.310            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.838            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             1            N/A            N/A            N/A            N/A            N/A

UltraShort NASDAQ-100 Fund (inception date November 19, 2010)
Beginning AUV                                      $9.987            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.144            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

UltraSmall-Cap Fund (inception date May 3, 2010)
Beginning AUV                                     $10.452            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $11.413            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             6            N/A            N/A            N/A            N/A            N/A

Utilities Fund (inception date May 3, 2010)
Beginning AUV                                     $10.138            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.590            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             7            N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST CLASS IB:
American Government Income Fund (inception date November 19, 2010)
Beginning AUV                                     $10.008            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.860            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            20            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST CLASS IB: (continued)
Diversified Income Fund (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.038            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           304            N/A            N/A            N/A            N/A            N/A

Equity Income Fund (inception date November 19, 2010)
Beginning AUV                                     $10.008            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.516            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            16            N/A            N/A            N/A            N/A            N/A

Global Asset Allocation Fund (inception date November 19, 2010)
Beginning AUV                                     $10.014            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.298            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            12            N/A            N/A            N/A            N/A            N/A

High Yield Fund (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.131            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                         1,233            N/A            N/A            N/A            N/A            N/A

Income Fund (inception date November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.033            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           229            N/A            N/A            N/A            N/A            N/A

Investors Fund (inception date November 19, 2010)
Beginning AUV                                     $10.031            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.553            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             2            N/A            N/A            N/A            N/A            N/A

Multi-Cap Value Fund (inception date November 19, 2010)
Beginning AUV                                     $10.058            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.715            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             5            N/A            N/A            N/A            N/A            N/A

Voyager Fund (inception date November 19, 2010)
Beginning AUV                                     $10.060            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.577            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             9            N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV                                     $13.850         $8.763        $15.447        $14.856        $12.271        $10.134
Ending AUV                                        $17.999        $13.850         $8.763        $15.447        $14.856        $12.271

Ending number of AUs (000s)                           206            220            180            131             86              6

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (continued)
Small-Cap Portfolio
Beginning AUV                                     $12.548         $9.281        $12.745        $13.023        $11.269        $10.138
Ending AUV                                        $15.124        $12.548         $9.281        $12.745        $13.023        $11.269

Ending number of AUs (000s)                           421            345            357            197             86             24
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
Banking Fund
Beginning AUV                                      $4.917         $5.091         $8.653        $11.867        $10.667        $10.203
Ending AUV                                         $5.558         $4.917         $5.091         $8.653        $11.867        $10.667

Ending number of AUs (000s)                           197             63            121              6             18              1

Basic Materials Fund
Beginning AUV                                     $15.580        $10.022        $18.354        $13.701        $11.203        $10.195
Ending AUV                                        $19.736        $15.580        $10.022        $18.354        $13.701        $11.203

Ending number of AUs (000s)                           158             83             46             94             11              5

Biotechnology Fund
Beginning AUV                                     $12.913        $10.912        $12.368        $11.846        $12.253        $10.109
Ending AUV                                        $14.295        $12.913        $10.912        $12.368        $11.846        $12.253

Ending number of AUs (000s)                            90             44             66             16              3              4

Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV                                      $5.912         $5.300        $10.396         $7.935         $9.662        $10.048
Ending AUV                                         $6.387         $5.912         $5.300        $10.396         $7.935         $9.662

Ending number of AUs (000s)                           121             52              8             37              9              -

Consumer Products Fund
Beginning AUV                                     $12.064        $10.128        $13.220        $11.902        $10.136        $10.074
Ending AUV                                        $14.149        $12.064        $10.128        $13.220        $11.902        $10.136

Ending number of AUs (000s)                            73             47             37             69             26              -

Dow 2X Strategy Fund
Beginning AUV                                      $7.959         $5.815        $15.188        $14.043        $10.758        $10.246
Ending AUV                                         $9.915         $7.959         $5.815        $15.188        $14.043        $10.758

Ending number of AUs (000s)                            48             77             42             28             25              1

Electronics Fund
Beginning AUV                                     $10.436         $6.073        $12.173        $12.484        $12.182        $10.223
Ending AUV                                        $11.433        $10.436         $6.073        $12.173        $12.484        $12.182

Ending number of AUs (000s)                            65             37              7             31              -              2

Energy Fund
Beginning AUV                                     $14.280        $10.310        $19.106        $14.342        $12.814        $10.134
Ending AUV                                        $17.001        $14.280        $10.310        $19.106        $14.342        $12.814

Ending number of AUs (000s)                           127             51            106            114             40              -

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Energy Services Fund
Beginning AUV                                     $14.916         $9.183        $21.660        $15.799        $14.236        $10.193
Ending AUV                                        $18.801        $14.916         $9.183        $21.660        $15.799        $14.236

Ending number of AUs (000s)                           168             84             53            102             17             22

Europe 1.25X Strategy Fund
Beginning AUV                                      $9.836         $7.251        $16.063        $14.207        $10.970        $10.187
Ending AUV                                         $8.776         $9.836         $7.251        $16.063        $14.207        $10.970

Ending number of AUs (000s)                            29             51             40             56             28              1

Financial Services Fund
Beginning AUV                                      $6.635         $5.544        $10.669        $13.140        $11.257        $10.186
Ending AUV                                         $7.588         $6.635         $5.544        $10.669        $13.140        $11.257

Ending number of AUs (000s)                           100             15            129             14              7              -

Government Long Bond 1.2X Strategy Fund
Beginning AUV                                     $10.596        $15.478        $10.684         $9.734        $10.050         $9.818
Ending AUV                                        $11.671        $10.596        $15.478        $10.684         $9.734        $10.050

Ending number of AUs (000s)                            35             55             88             42             14             17

Health Care Fund
Beginning AUV                                     $11.393         $9.140        $12.164        $11.472        $10.914        $10.093
Ending AUV                                        $12.164        $11.393         $9.140        $12.164        $11.472        $10.914

Ending number of AUs (000s)                            62             86             73             51             13              2

Internet Fund
Beginning AUV                                     $13.343         $8.045        $14.594        $13.221        $12.052        $10.316
Ending AUV                                        $16.115        $13.343         $8.045        $14.594        $13.221        $12.052

Ending number of AUs (000s)                           101             42              6             33              3              1

Inverse Dow 2X Strategy Fund
Beginning AUV                                      $5.866        $10.598         $6.589         $7.240         $9.255         $9.756
Ending AUV                                         $4.089         $5.866        $10.598         $6.589         $7.240         $9.255

Ending number of AUs (000s)                           373            171             47            159             16              -

Inverse Government Long Bond Strategy Fund
Beginning AUV                                      $8.619         $7.218        $10.343        $10.831        $10.019        $10.154
Ending AUV                                         $7.515         $8.619         $7.218        $10.343        $10.831        $10.019

Ending number of AUs (000s)                           119            656             67              6             15             30

Inverse Mid-Cap Strategy Fund
Beginning AUV                                      $7.217        $11.151         $8.296         $8.464         $8.800         $9.867
Ending AUV                                         $5.392         $7.217        $11.151         $8.296         $8.464         $8.800

Ending number of AUs (000s)                             6              2              9             14              5              -

Inverse NASDAQ-100[R] Strategy Fund
Beginning AUV                                      $6.902        $11.518         $7.782         $8.771         $8.896         $9.835
Ending AUV                                         $5.434         $6.902        $11.518         $7.782         $8.771         $8.896

Ending number of AUs (000s)                            66             72             14             41             37             25

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Russell 2000[R] Strategy Fund
Beginning AUV                                      $6.784        $10.103         $8.103         $7.690         $8.734         $9.819
Ending AUV                                         $4.910         $6.784        $10.103         $8.103         $7.690         $8.734

Ending number of AUs (000s)                            31             78             36             39             25             14

Inverse S&P 500 Strategy Fund
Beginning AUV                                      $8.924        $12.317         $8.845         $8.773         $9.484         $9.890
Ending AUV                                         $7.410         $8.924        $12.317         $8.845         $8.773         $9.484

Ending number of AUs (000s)                            86            106             72             47              3             10

Japan 2X Strategy Fund
Beginning AUV                                     $10.451         $8.450        $12.607        $14.202        $13.508        $10.178
Ending AUV                                        $12.094        $10.451         $8.450        $12.607        $14.202        $13.508

Ending number of AUs (000s)                            47             16             32              9             21             14

Leisure Fund
Beginning AUV                                      $8.522         $6.233        $12.243        $12.562        $10.174        $10.173
Ending AUV                                        $11.107         $8.522         $6.233        $12.243        $12.562        $10.174

Ending number of AUs (000s)                            31              7             11              5             38              -

Mid Cap 1.5X Strategy Fund
Beginning AUV                                      $9.659         $6.338        $14.033        $13.546        $12.263        $10.203
Ending AUV                                        $13.286         $9.659         $6.338        $14.033        $13.546        $12.263

Ending number of AUs (000s)                           120             60             70             35            134              3

NASDAQ-100[R] Fund
Beginning AUV                                     $12.646         $8.320        $14.323        $12.156        $11.493        $10.174
Ending AUV                                        $14.984        $12.646         $8.320        $14.323        $12.156        $11.493

Ending number of AUs (000s)                           153            176             33             55              4            344

NASDAQ-100[R] 2X Strategy Fund
Beginning AUV                                     $10.242         $4.703        $17.161        $13.386        $12.765        $10.336
Ending AUV                                        $14.022        $10.242         $4.703        $17.161        $13.386        $12.765

Ending number of AUs (000s)                           237            310            607            172             88             48

Nova Fund
Beginning AUV                                      $8.277         $6.108        $13.417        $13.268        $11.124        $10.181
Ending AUV                                         $9.930         $8.277         $6.108        $13.417        $13.268        $11.124

Ending number of AUs (000s)                           257            180             48             52             53              4

Precious Metals Fund
Beginning AUV                                     $19.368        $12.978        $21.124        $17.669        $14.551        $10.267
Ending AUV                                        $26.742        $19.368        $12.978        $21.124        $17.669        $14.551

Ending number of AUs (000s)                           236            171            186            124             81             20

Real Estate Fund
Beginning AUV                                      $8.644         $6.900        $11.823        $14.618        $11.182        $10.091
Ending AUV                                        $10.793         $8.644         $6.900        $11.823        $14.618        $11.182

Ending number of AUs (000s)                           255             98             65             15             26              1

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Retailing Fund
Beginning AUV                                     $10.264         $7.117        $10.614        $12.144        $11.032        $10.137
Ending AUV                                        $12.844        $10.264         $7.117        $10.614        $12.144        $11.032

Ending number of AUs (000s)                            11              1              7              2              3              -

Russell 2000[R] 1.5X Strategy Fund
Beginning AUV                                      $8.903         $6.678        $13.732        $14.724        $12.184        $10.286
Ending AUV                                        $12.273         $8.903         $6.678        $13.732        $14.724        $12.184

Ending number of AUs (000s)                           132              7             82              6            320              -

Russell 2000[R] 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV                                      $4.174         $3.074         $9.089        $10.398         $9.620            N/A
Ending AUV                                         $6.189         $4.174         $3.074         $9.089        $10.398            N/A

Ending number of AUs (000s)                           162            134            224             69              -            N/A

S&P 500 2X Strategy Fund
Beginning AUV                                      $6.617         $4.521        $14.120        $14.034        $11.345        $10.238
Ending AUV                                         $8.303         $6.617         $4.521        $14.120        $14.034        $11.345

Ending number of AUs (000s)                           126            807            152             80             70              8

S&P 500 Pure Growth Fund
Beginning AUV                                     $10.374         $7.046        $11.709        $11.161        $10.589        $10.097
Ending AUV                                        $12.971        $10.374         $7.046        $11.709        $11.161        $10.589

Ending number of AUs (000s)                           190            174            205             51             18              3

S&P 500 Pure Value Fund
Beginning AUV                                      $9.461         $6.255        $12.182        $12.873        $10.941        $10.156
Ending AUV                                        $11.383         $9.461         $6.255        $12.182        $12.873        $10.941

Ending number of AUs (000s)                           202            203             49             18             40              7

S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV                                     $13.061         $8.329        $13.044        $12.027        $11.662        $10.127
Ending AUV                                        $17.316        $13.061         $8.329        $13.044        $12.027        $11.662

Ending number of AUs (000s)                           374            148             45             89              9             19

S&P 500 MidCap 400 Pure Value Fund
Beginning AUV                                     $11.098         $7.148        $12.681        $13.326        $11.383        $10.144
Ending AUV                                        $13.332        $11.098         $7.148        $12.681        $13.326        $11.383

Ending number of AUs (000s)                           110            147             43             24             48             15

S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV                                     $10.781         $8.048        $12.252        $12.266        $11.386        $10.154
Ending AUV                                        $13.520        $10.781         $8.048        $12.252        $12.266        $11.386

Ending number of AUs (000s)                           190            249            259             60             21              2

S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV                                      $9.788         $6.032        $10.675        $13.404        $11.245        $10.188
Ending AUV                                        $12.245         $9.788         $6.032        $10.675        $13.404        $11.245

Ending number of AUs (000s)                           157            127             98             42             52              2

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
SGI All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV                                      $9.749         $8.235        $10.986        $10.298         $9.908            N/A
Ending AUV                                        $10.951         $9.749         $8.235        $10.986        $10.298            N/A

Ending number of AUs (000s)                            11             12              9              3              -            N/A

SGI All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV                                     $10.110         $9.623        $10.792        $10.138         $9.984            N/A
Ending AUV                                        $10.858        $10.110         $9.623        $10.792        $10.138            N/A

Ending number of AUs (000s)                            24             12              1             19             15            N/A

SGI All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV                                     $10.099         $9.033        $10.960        $10.286         $9.952            N/A
Ending AUV                                        $10.892        $10.099         $9.033        $10.960        $10.286            N/A

Ending number of AUs (000s)                            43              5              6              9              4            N/A

SGI Alternative Strategies Allocation Fund (inception date May 1, 2008)
Beginning AUV                                      $8.214         $8.145        $10.000            N/A            N/A            N/A
Ending AUV                                         $8.164         $8.214         $8.145            N/A            N/A            N/A

Ending number of AUs (000s)                             7             13             15            N/A            N/A            N/A

SGI CLS AdvisorOne Amerigo Fund
Beginning AUV                                     $11.488         $8.241        $14.480        $12.727        $11.329        $10.135
Ending AUV                                        $13.226        $11.488         $8.241        $14.480        $12.727        $11.329

Ending number of AUs (000s)                           362            377            411            395            164             61

SGI CLS AdvisorOne Clermont Fund
Beginning AUV                                     $10.460         $8.533        $12.202        $11.487        $10.600        $10.057
Ending AUV                                        $11.609        $10.460         $8.533        $12.202        $11.487        $10.600

Ending number of AUs (000s)                           170            193            220            120             51             13

SGI CLS AdvisorOne Select Allocation Fund (inception date November 19, 2010)
Beginning AUV                                     $10.017            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.346            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

SGI DWA Flexible Allocation Fund (inception date May 3, 2010)
Beginning AUV                                     $10.201            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.082            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            22            N/A            N/A            N/A            N/A            N/A

SGI DWA Sector Rotation Fund (inception date May 3, 2010)
Beginning AUV                                     $10.202            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.856            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            19            N/A            N/A            N/A            N/A            N/A

SGI International Long Short Select Fund (inception date May 1, 2008)
Beginning AUV                                      $8.408         $6.478        $10.026            N/A            N/A            N/A
Ending AUV                                         $8.324         $8.408         $6.478            N/A            N/A            N/A

Ending number of AUs (000s)                             7             39             28            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
SGI Managed Futures Strategy Fund (inception date November 14, 2008)
Beginning AUV                                      $9.235         $9.622         $9.996            N/A            N/A            N/A
Ending AUV                                         $8.909         $9.235         $9.622            N/A            N/A            N/A

Ending number of AUs (000s)                           149            234            226            N/A            N/A            N/A

SGI Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV                                      $8.516         $8.805        $10.832        $10.432         $9.996            N/A
Ending AUV                                         $9.042         $8.516         $8.805        $10.832        $10.432            N/A

Ending number of AUs (000s)                            75            146            143            123             33            N/A

SGI U.S. Long Short Momentum Fund
Beginning AUV                                     $12.302         $9.664        $16.306        $13.285        $11.927        $10.150
Ending AUV                                        $13.680        $12.302         $9.664        $16.306        $13.285        $11.927

Ending number of AUs (000s)                            36             45             45             82             19              4

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                                      $7.343         $8.725         $8.265         $9.275        $10.378        $10.121
Ending AUV                                         $7.012         $7.343         $8.725         $8.265         $9.275        $10.378

Ending number of AUs (000s)                           132             49             89             34              -              -

Technology Fund
Beginning AUV                                     $11.536         $7.414        $13.581        $12.304        $11.619        $10.109
Ending AUV                                        $12.924        $11.536         $7.414        $13.581        $12.304        $11.619

Ending number of AUs (000s)                            71             53             40             16              3              -

Telecommunications Fund
Beginning AUV                                     $10.461         $8.129        $14.872        $13.616        $11.393        $10.137
Ending AUV                                        $11.979        $10.461         $8.129        $14.872        $13.616        $11.393

Ending number of AUs (000s)                            63              8             11             25              1              -

Transportation Fund
Beginning AUV                                     $10.716         $9.129        $12.214        $13.386        $12.465        $10.197
Ending AUV                                        $13.302        $10.716         $9.129        $12.214        $13.386        $12.465

Ending number of AUs (000s)                            49             10             33             10              2              4

U.S. Government Money Market Fund
Beginning AUV                                     $11.084        $11.078        $10.953        $10.544        $10.155        $10.001
Ending AUV                                        $11.085        $11.084        $11.078        $10.953        $10.544        $10.155

Ending number of AUs (000s)                         5,552          3,164          2,563          1,370          1,327            901

Utilities Fund
Beginning AUV                                     $11.608        $10.201        $14.485        $12.834        $10.610        $10.061
Ending AUV                                        $12.407        $11.608        $10.201        $14.485        $12.834        $10.610

Ending number of AUs (000s)                            98             48            144             90             21             12

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                                     $12.493        $11.718        $13.352        $11.304         $9.685         $9.881
Ending AUV                                        $11.792        $12.493        $11.718        $13.352        $11.304         $9.685

Ending number of AUs (000s)                            20             34             43             22             24              -

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX| SGI VARIABLE FUNDS:
A Large Cap Core Fund (inception November 19, 2010)
Beginning AUV                                     $10.036            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.554            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             1            N/A            N/A            N/A            N/A            N/A

B Large Cap Value Fund (inception November 19, 2010)
Beginning AUV                                     $10.045            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.596            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

D Global Fund (inception November 19, 2010)
Beginning AUV                                     $10.020            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.343            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             1            N/A            N/A            N/A            N/A            N/A

E U.S. Intermediate Bond Fund (inception November 19, 2010)
Beginning AUV                                     $10.008            N/A            N/A            N/A            N/A            N/A
Ending AUV                                         $9.908            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

J Mid-Cap Growth Fund (inception November 19, 2010)
Beginning AUV                                     $10.074            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.626            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

N Managed Asset Allocation Fund (inception November 19, 2010)
Beginning AUV                                     $10.016            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.290            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             3            N/A            N/A            N/A            N/A            N/A

O All Cap Value Fund (inception November 19, 2010)
Beginning AUV                                     $10.043            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.644            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

P High Yield Fund (inception November 19, 2010)
Beginning AUV                                     $10.000            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.144            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            39            N/A            N/A            N/A            N/A            N/A

Q Small Cap Value Fund (inception November 19, 2010)
Beginning AUV                                     $10.032            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.919            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             5            N/A            N/A            N/A            N/A            N/A

X Small Cap Growth Fund (inception November 19, 2010)
Beginning AUV                                     $10.052            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.938            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             1            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX| SGI VARIABLE FUNDS: (continued)
Y Large Cap Concentrated Growth Fund (inception November 19, 2010)
Beginning AUV                                     $10.032            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.518            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
Global Technology Portfolio II
Beginning AUV                                     $15.792         $9.740        $16.338        $14.172        $12.041        $10.134
Ending AUV                                        $18.174        $15.792         $9.740        $16.338        $14.172        $12.041

Ending number of AUs (000s)                            40             40              8             18              6              -
------------------------------------------------------------------------------------------------------------------------------------
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
Beginning AUV                                      $9.696         $6.838        $11.923        $10.600         $9.959            N/A
Ending AUV                                        $11.247         $9.696         $6.838        $11.923        $10.600            N/A

Ending number of AUs (000s)                           536            506            544            474             80            N/A

Equity Income Portfolio II (inception date May 1, 2006)
Beginning AUV                                      $9.113         $7.276        $11.415        $11.080         $9.987            N/A
Ending AUV                                        $10.456         $9.113         $7.276        $11.415        $11.080            N/A

Ending number of AUs (000s)                           636            471            560            364            125            N/A

Health Sciences Portfolio II (inception date May 1, 2006)
Beginning AUV                                     $11.763         $8.955        $12.644        $10.742         $9.932            N/A
Ending AUV                                        $13.564        $11.763         $8.955        $12.644        $10.742            N/A

Ending number of AUs (000s)                            97             90            143            131             35            N/A
------------------------------------------------------------------------------------------------------------------------------------
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception date May 1, 2007)
Beginning AUV                                     $11.252        $10.479        $10.344        $10.001            N/A            N/A
Ending AUV                                        $11.573        $11.252        $10.479        $10.344            N/A            N/A

Ending number of AUs (000s)                           197            206             99             10            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV                                     $10.934         $7.523        $13.352        $14.026        $12.114        $10.175
Ending AUV                                        $12.472        $10.934         $7.523        $13.352        $14.026        $12.114

Ending number of AUs (000s)                           341            383            533            566            240             31
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV                                     $10.009            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.295            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                             -            N/A            N/A            N/A            N/A            N/A

Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV                                     $10.022            N/A            N/A            N/A            N/A            N/A
Ending AUV                                        $10.505            N/A            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            11            N/A            N/A            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV                                     $18.743         $8.792        $24.964        $18.140        $13.005        $10.229
Ending AUV                                        $23.774        $18.743         $8.792        $24.964        $18.140        $13.005

Ending number of AUs (000s)                           358            298             48            133             90             11

Global Bond Fund
Beginning AUV                                     $12.515        $11.809        $11.398        $10.389         $9.757        $10.024
Ending AUV                                        $13.291        $12.515        $11.809        $11.398        $10.389         $9.757

Ending number of AUs (000s)                           102            168            208            188             81              2

Global Hard Assets Fund
Beginning AUV                                     $22.578        $14.332        $26.602        $18.301        $14.701        $10.143
Ending AUV                                        $29.178        $22.578        $14.332        $26.602        $18.301        $14.701

Ending number of AUs (000s)                           222            184            159            173            135             20

Multi-Manager Alternatives Fund
Beginning AUV                                     $11.256         $9.885        $11.375        $10.932        $10.061         $9.990
Ending AUV                                        $11.816        $11.256         $9.885        $11.375        $10.932        $10.061

Ending number of AUs (000s)                           126            135             53             28             45              -
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception date May 1, 2008)
Beginning AUV                                      $9.646         $7.849        $10.106            N/A            N/A            N/A
Ending AUV                                        $10.709         $9.646         $7.849            N/A            N/A            N/A

Ending number of AUs (000s)                            85             16             12            N/A            N/A            N/A

Capital Growth Portfolio (inception date May 1, 2008)
Beginning AUV                                      $9.461         $7.045        $10.176            N/A            N/A            N/A
Ending AUV                                        $10.698         $9.461         $7.045            N/A            N/A            N/A

Ending number of AUs (000s)                            65             47             68            N/A            N/A            N/A

Diversified Value Portfolio (inception date May 1, 2008)
Beginning AUV                                      $8.745         $6.890        $10.194            N/A            N/A            N/A
Ending AUV                                         $9.561         $8.745         $6.890            N/A            N/A            N/A

Ending number of AUs (000s)                            95             56             46            N/A            N/A            N/A

Equity Income Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.200         $9.985            N/A            N/A            N/A            N/A
Ending AUV                                        $11.701        $10.200            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            21              -            N/A            N/A            N/A            N/A

Equity Index Portfolio (inception date May 1, 2008)
Beginning AUV                                      $8.399         $6.643        $10.174            N/A            N/A            N/A
Ending AUV                                         $9.652         $8.399         $6.643            N/A            N/A            N/A

Ending number of AUs (000s)                           309            276            329            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
Growth Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.206         $9.948            N/A            N/A            N/A            N/A
Ending AUV                                        $11.412        $10.206            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            51              -            N/A            N/A            N/A            N/A

High Yield Bond Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.290        $10.000            N/A            N/A            N/A            N/A
Ending AUV                                        $11.535        $10.290            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            42             17            N/A            N/A            N/A            N/A

International Portfolio (inception date May 1, 2008)
Beginning AUV                                      $8.135         $5.698        $10.097            N/A            N/A            N/A
Ending AUV                                         $9.415         $8.135         $5.698            N/A            N/A            N/A

Ending number of AUs (000s)                           198            162            103            N/A            N/A            N/A

Mid Cap Index Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.590         $9.947            N/A            N/A            N/A            N/A
Ending AUV                                        $13.277        $10.590            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                            51              -            N/A            N/A            N/A            N/A

REIT Index Portfolio (inception date November 20, 2009)
Beginning AUV                                     $10.751         $9.948            N/A            N/A            N/A            N/A
Ending AUV                                        $13.789        $10.751            N/A            N/A            N/A            N/A

Ending number of AUs (000s)                           164             25            N/A            N/A            N/A            N/A

Short-Term Investment Grade Portfolio (inception date May 1, 2008)
Beginning AUV                                     $10.872         $9.549        $10.000            N/A            N/A            N/A
Ending AUV                                        $11.440        $10.872         $9.549            N/A            N/A            N/A

Ending number of AUs (000s)                           680            428            212            N/A            N/A            N/A

Small Company Growth Portfolio (inception date May 1, 2008)
Beginning AUV                                      $9.593         $6.882        $10.168            N/A            N/A            N/A
Ending AUV                                        $12.642         $9.593         $6.882            N/A            N/A            N/A

Ending number of AUs (000s)                            82             61              9            N/A            N/A            N/A

Total Bond Market Index Portfolio (inception date May 1, 2008)
Beginning AUV                                     $10.943        $10.329        $10.018            N/A            N/A            N/A
Ending AUV                                        $11.654        $10.943        $10.329            N/A            N/A            N/A

Ending number of AUs (000s)                           531            334            199            N/A            N/A            N/A

Total Stock Market Index Portfolio (inception date May 1, 2008)
Beginning AUV                                      $8.465         $6.600        $10.171            N/A            N/A            N/A
Ending AUV                                         $9.913         $8.465         $6.600            N/A            N/A            N/A

Ending number of AUs (000s)                           325            180            135            N/A            N/A            N/A

                                                  2010           2009           2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV                                     $13.534         $9.647        $17.336        $14.172        $12.362        $10.259
Ending AUV                                        $18.345        $13.534         $9.647        $17.336        $14.172        $12.362

Ending number of AUs (000s)                            71             22             17             42             32              -

Opportunity Fund
Beginning AUV                                     $12.121         $8.205        $13.697        $12.845        $11.446        $10.147
Ending AUV                                        $15.001        $12.121         $8.205        $13.697        $12.845        $11.446

Ending number of AUs (000s)                            16             35             23             20             16              8

Small Cap Value Fund (inception date November 9, 2007)
Beginning AUV                                      $8.383         $5.233         $9.438         $9.821            N/A            N/A
Ending AUV                                         $9.829         $8.383         $5.233         $9.438            N/A            N/A

Ending number of AUs (000s)                            16             90              1              -            N/A            N/A

                                   APPENDIX C

       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                               Upon              Upon
State                                                     Premium Payment    Annuitization        Nonqualified       Qualified
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%              0.50%
Maine................................................           X                                     2.00%(1)
Nevada...............................................                             X                   3.50%
South Dakota.........................................           X                                     1.25%(2)
Texas ...............................................                             X                   0.04%3             0.04%
West Virginia........................................                             X                   1.00%              1.00%
Wyoming..............................................           X                                     1.00%
Commonwealth of Puerto Rico..........................           X                                     1.00%(4)           1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses - Premium Taxes."

--------------------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.
(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

                                   APPENDIX D

           Illustrations of Optional Guaranteed Minimum Death Benefit

-------------------------------------------------------------------------------
                                                                     GUARANTEED
                                          CONTRACT                     MINIMUM
                                          VALUE ON     STANDARD         DEATH
   PURCHASE      PARTIAL      PREMIUM     DATE OF       DEATH          BENEFIT
   PAYMENTS    WITHDRAWALS     TAXES       DEATH       BENEFIT         AMOUNT
-------------------------------------------------------------------------------
    $100,000        0           0          $90,000      $90,000     $100,000
-------------------------------------------------------------------------------
    $100,000        0           0         $110,000     $110,000     $110,000
-------------------------------------------------------------------------------
    $100,000    $20,000*/       0          $70,000      $70,000      $75,000
-------------------------------------------------------------------------------
    $100,000    $20,000*/       0          $80,000      $80,000      $80,000
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

*/ Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000).
Accordingly, after the Partial Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED notice of Privacy Policy 01/2011

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:
    o The Medical Information Bureau
    o Consumer Reporting Agencies
    o Service Providers who conduct marketing services on our behalf
    o Motor Vehicle Bureaus
    o Other Data Providers
Data we collect may include:
    o Name, address, e-mail address, phone number
    o Social Security Number
    o Demographic Data
    o Health data (for life insurance buyers) or other data about illness, disability or injury
    o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

    o Insurance companies, agents, reinsurers
    o Group policyholders for purpose of reporting claims experience
    o Medical Laboratories and Prescription or Pharmacy Database Managers
    o Medical Information and Motor Vehicle Bureaus or similar institutions
    o A court or governmental agency when there is a lawful request
    o Law enforcement officials to prevent criminal activity and/or fraud
    o Service providers that perform marketing or research services for us
    o Service providers that perform legal, audit, or administrative services for us
    o Joint Marketing Partners
    o Unaffiliated Fund Families
    o Unaffiliated Third Parties
    o Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. We use your health data to:

    o Underwrite policies
    o Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000
                              LOUISVILLE, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

[LOGO] Jefferson National

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY 40233


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information.........................................................B-3
   General Information Regarding Jefferson National Life Insurance Company..B-3
   Jefferson National Life Annuity Account G................................B-3
Certain Federal Income Tax Consequences.....................................B-3
Published Ratings...........................................................B-7
Administration..............................................................B-7
Annuity Provisions..........................................................B-7
Distribution................................................................B-8
Arrangements Regarding Frequent Purchases and Redemptions...................B-8
Financial Statements........................................................B-8

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0510) dated May 1, 2011 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

Name:__________________________________________________________________________

Mailing Address:_______________________________________________________________

                                   Sincerely,

_______________________________________________________________________________

                                   (Signature)

--------------------------------------------------------------------------------

(C) 2011, Jefferson National Life Insurance Company       JNL-MNTADV-PROS-G-0511

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   May 1, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2011. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                           PAGE
GENERAL INFORMATION                                                         B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                     B-3

PUBLISHED RATINGS                                                           B-7

ADMINISTRATION                                                              B-7

ANNUITY PROVISIONS                                                          B-7

DISTRIBUTION                                                                B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                   B-8

FINANCIAL STATEMENTS                                                        B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $122,000 for single filers, $179,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011). However, for single filers with modified adjusted gross income in excess of $107,000, but less than $122,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $169,000, but less than $179,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2011.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2010

                                       Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2010

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                   PAGE
Statement of Assets and Liabilities as of December 31, 2010 .............      2
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2010 ....................................................     22
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2009 ....................................................     66
Notes to Financial Statements ...........................................     98
Report of Independent Registered Public Accounting Firm .................    171

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

===========================================================================================================================

                                                                                    SHARES          COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................       40,170.143   $ 1,834,423   $  2,095,275
         Large Cap Growth Portfolio ........................................       22,525.540       794,535        983,914
         Mid Cap Growth Portfolio ..........................................       97,836.714     1,111,093      1,247,418
         Small Cap Growth Portfolio ........................................        9,950.655       246,084        318,919
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .......................................       23,275.423       324,332        400,104
         International Growth Portfolio ....................................       29,268.689       474,526        533,861
         International Value Portfolio .....................................       24,895.359       348,988        367,705
         Small Cap Growth Portfolio ........................................       35,114.239       482,789        559,720
         Small-Mid Cap Value Portfolio .....................................      152,615.069     2,214,348      2,574,617
      ALPS Variable Insurance Trust
         Listed Private Equity Portfolio II ................................      167,482.670       912,806        778,795
      American Century Variable Portfolios, Inc:
         Balanced Fund .....................................................      155,923.716       867,077        982,319
         Income & Growth Fund ..............................................      124,514.743       696,894        753,315
         Inflation Protection Fund .........................................      384,432.158     4,148,444      4,263,352
         International Fund ................................................      107,332.301       752,167        918,764
         Large Company Value Fund ..........................................       10,877.761        97,517        101,272
         Mid Cap Value Fund ................................................       41,453.679       531,240        586,155
         Ultra Fund ........................................................       16,126.553       133,907        151,267
         Value Fund ........................................................      373,249.214     1,945,954      2,187,241
         Vista Fund ........................................................       57,408.452       919,586        938,054
      Credit Suisse Trust:
         Commodity Return Strategy Portfolio ...............................       55,819.873       425,968        468,887
      DFA Investment Dimensions Group, Inc.:
         VA Global Bond Portfolio ..........................................      240,742.078     2,632,340      2,585,570
         VA International Small Portfolio ..................................       96,249.728     1,024,329      1,085,697
         VA International Value Portfolio ..................................       62,496.476       754,154        768,082
         VA Short-Term Fixed Portfolio .....................................       56,918.081       583,489        580,564
         VA U.S. Large Value Portfolio .....................................       72,968.712     1,058,531      1,101,828
         VA U.S. Targeted Value Portfolio ..................................       43,080.523       471,678        502,319
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...........................................        9,225.424       153,802        151,759
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...................................      113,771.778     1,056,898      1,388,016
      The Dreyfus Socially Responsible Growth Fund, Inc. ...................        1,612.670        36,965         48,218
      Dreyfus Stock Index Fund .............................................      321,829.781     8,165,433      9,548,689
      Dreyfus Variable Investment Fund:
         International Value Portfolio .....................................      331,325.233     3,338,165      3,714,155
      Eaton Vance Variable Trust:
         Floating-Rate Income Fund .........................................      309,221.639     2,894,084      2,925,236
         Large-Cap Value Fund ..............................................       32,708.511       270,933        286,854
      Federated Insurance Series:
         Capital Income Fund II ............................................       54,719.890       459,122        500,687
         High Income Bond Fund II ..........................................      389,381.611     2,551,203      2,737,353
         Kaufmann Fund II ..................................................       37,403.961       480,905        550,960
      Fidelity Variable Insurance Products - Service Class II:
         Balanced Portfolio ................................................        2,520.309        38,505         38,535
         Contrafund Portfolio ..............................................       16,968.964       396,573        398,601
         Disciplined Small Cap Portfolio ...................................        7,583.212        85,235         84,553
         Growth Portfolio ..................................................        7,499.521       273,998        275,382
         High Income Portfolio .............................................      545,510.272     3,147,924      2,973,031
         International Capital Appreciation Portfolio ......................        6,713.444        64,984         65,255
         Mid Cap Portfolio .................................................        9,027.984       289,678        290,069
         Overseas Portfolio ................................................        6,315.519       104,751        104,964
         Real Estate Portfolio .............................................       20,018.576       275,987        278,659
         Strategic Income Portfolio ........................................       15,539.122       178,504        176,058

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                    SHARES          COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Financial Investors Variable Insurance Trust
      Ibbotson ETF Asset Allocation:
         Aggressive Growth ETF Portfolio ...................................        3,412.110   $    29,506   $     31,596
         Balanced ETF Portfolio ............................................      244,605.629     2,276,571      2,487,640
         Conservative ETF Portfolio ........................................      151,672.358     1,581,819      1,679,013
         Growth ETF Portfolio ..............................................       77,257.426       680,212        745,535
         Income & Growth ETF Portfolio .....................................       60,677.245       601,360        645,605
      First Eagle Variable Funds:
         Overseas Variable Fund ............................................      200,081.140     5,102,980      5,780,344
      Franklin Templeton Variable Insurance Products Trust:
         Global Real Estate Securities II Fund .............................       61,160.499       737,292        784,690
         High Income Securities II Fund ....................................      222,985.811     1,388,445      1,442,719
         Income Securities II Fund .........................................      471,518.478     6,818,095      6,987,903
         Mutual Shares Securities II Fund ..................................      101,283.629     1,494,022      1,615,473
         Strategic Income Securities II Fund ...............................      243,788.892     3,019,304      3,100,994
         Templeton Global Bond Securities II Fund ..........................      407,075.432     7,516,499      7,933,900
         U.S. Government II Fund ...........................................      130,904.895     1,727,719      1,716,163
      Invesco Variable Insurance Funds:
         Basic Value Fund ..................................................          578.599         3,580          3,668
         Capital Development Fund ..........................................        4,868.642        60,173         65,288
         Core Equity Fund ..................................................       16,851.054       424,764        455,485
         Financial Services Fund ...........................................        5,303.560        29,963         29,806
         Global Health Care Fund ...........................................       17,292.477       274,302        288,958
         Global Real Estate Fund ...........................................      170,102.059     2,259,618      2,309,987
         Government Securities Fund ........................................       46,647.890       587,864        559,774
         High Yield Fund ...................................................    1,145,114.163     6,266,654      6,126,361
         International Growth Fund .........................................       72,532.696     1,975,265      2,080,964
         Mid Cap Core Equity Fund ..........................................       48,608.359       531,461        596,911
         Technology Fund ...................................................        7,700.291       109,371        123,205
         Van Kampen VI Equity and Income Fund ..............................        2,454.351        34,484         34,508
         Van Kampen VI Growth and Income Fund ..............................          207.138         3,805          3,811
      Ivy Funds Variable Insurance Portfolios:
         Asset Strategy Portfolio ..........................................      507,542.267     4,577,233      5,030,555
         Balanced Portfolio ................................................       26,794.048       230,274        256,899
         Bond Portfolio ....................................................       97,544.539       550,438        545,820
         Dividend Opportunities Portfolio ..................................       28,926.637       171,649        198,420
         Energy Portfolio ..................................................       52,570.485       259,442        336,172
         Global Natural Resources Portfolio ................................        7,681.310        50,811         51,685
         Growth Portfolio ..................................................        5,224.067        48,454         54,213
         High Income Portfolio .............................................      118,657.839       392,114        414,211
         Mid Cap Growth Portfolio ..........................................      110,119.380       793,424        956,948
         Science and Technology Portfolio ..................................       18,012.891       288,246        301,345
         Value Portfolio ...................................................       99,663.314       530,283        603,192
      Janus Aspen Series - Institutional:
         Balanced Portfolio ................................................      227,477.856     5,944,242      6,437,623
         Enterprise Portfolio ..............................................       62,476.382     1,952,104      2,419,086
         Forty Portfolio ...................................................       52,320.137     1,619,276      1,869,922
         Janus Portfolio ...................................................       44,289.122       875,573      1,074,453
         Overseas Portfolio ................................................      165,555.755     6,987,243      9,451,578
         Perkins Mid Cap Value Portfolio ...................................      308,418.062     3,935,265      4,906,932
         Worldwide Portfolio ...............................................       11,014.955       280,315        331,880
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio .................................      439,165.849     8,907,085     10,245,740
         International Equity Portfolio ....................................      118,692.046     1,138,712      1,220,154
         US Small-Mid Cap Equity Portfolio .................................       77,611.295       832,850        856,829
         US Strategic Equity Portfolio .....................................       12,509.380       109,026        114,836

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                    SHARES          COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...........................       52,374.446   $   732,950   $    855,275
         ClearBridge Equity Income Builder Portfolio .......................       30,310.440       282,329        303,408
         ClearBridge Fundamental All Cap Value Portfolio ...................        9,267.495       156,833        182,384
         ClearBridge Large Cap Growth Portfolio ............................       13,363.543       166,436        215,955
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ....................      167,822.937     1,373,932      1,324,122
         Western Asset Strategic Bond Portfolio ............................       98,738.677       931,358        944,930
      Lord Abbett Series Fund, Inc:
         Bond Debenture Portfolio ..........................................      214,127.445     2,661,287      2,554,541
         Capital Structure Portfolio .......................................       27,360.634       316,005        366,359
         Classic Stock Portfolio ...........................................       16,130.173       171,550        198,401
         Growth and Income Portfolio .......................................       50,446.447     1,126,906      1,199,113
         International Opportunities Portfolio .............................       50,589.987       429,185        443,168
      Merger Fund VL                                                              393,970.254     4,436,151      4,345,491
      Nationwide Variable Insurance Trust:
         Bond Index Fund ...................................................      165,395.612     1,689,518      1,723,423
         International Index Fund ..........................................      262,975.064     2,102,162      2,251,067
         Mid Cap Index Fund ................................................       82,550.114     1,134,722      1,523,875
         S&P 500 Index Fund ................................................      255,470.056     1,936,083      2,232,808
         Small Cap Index Fund ..............................................      127,799.307     1,134,870      1,205,148
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..........................................       31,794.220       759,872        871,798
         Partners Portfolio ................................................      159,819.183     1,596,922      1,801,162
         Regency Portfolio .................................................       36,653.853       514,606        563,004
         Short Duration Bond Portfolio .....................................       40,708.748       471,611        455,938
         Small-Cap Growth Portfolio ........................................       56,503.055       637,766        692,727
         Socially Responsive Portfolio .....................................       52,144.778       700,797        774,871
      Northern Lights Variable Trust:
         Adaptive Allocation Portfolio .....................................        5,811.511        65,353         65,031
         Changing Parameters Portfolio .....................................    1,573,997.819    14,536,132     13,929,881
         Chariot Absolute Return All Opportunities Portfolio ...............           33.631           333            334
         JNF Balanced Portfolio ............................................       14,336.395       209,968        218,917
         JNF Equity Portfolio ..............................................       34,439.314       703,742        708,073
         JNF Money Market Portfolio ........................................   87,666,577.590    87,666,577     87,666,577
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...............................................      903,941.890     9,945,627      9,925,282
         CommodityRealReturn Strategy Portfolio ............................      882,477.784     7,901,458      7,951,124
         Emerging Markets Bond Portfolio ...................................      445,110.368     6,193,551      6,026,794
         Foreign Bond US Dollar-Hedged Portfolio ...........................      312,463.473     3,277,530      3,118,385
         Foreign Bond US Dollar-Unhedged Portfolio .........................      115,705.037     1,357,044      1,319,037
         Global Bond Unhedged Portfolio ....................................      163,448.192     2,259,708      2,204,916
         Global Multi-Asset Portfolio ......................................       12,421.100       158,050        157,872
         High Yield Portfolio ..............................................    4,291,069.390    33,128,477     33,255,788
         Long Term US Government Portfolio .................................      104,760.618     1,230,115      1,151,319
         Low Duration Portfolio ............................................    1,064,499.662    11,065,387     11,113,376
         Real Return Portfolio .............................................    1,054,798.899    14,125,895     13,860,058
         Short-Term Portfolio ..............................................      623,505.852     6,345,123      6,347,290
         Total Return Portfolio ............................................    4,425,767.066    49,627,117     49,037,499
      Pioneer Variable Contracts Trust:
         Bond Portfolio ....................................................      396,331.897     4,716,232      4,692,570
         Cullen Value Portfolio ............................................      123,417.339     1,184,189      1,389,680
         Emerging Markets Portfolio ........................................      123,541.013     3,535,632      3,834,714
         Equity Income Portfolio ...........................................      130,543.058     2,182,734      2,569,088
         Fund Portfolio ....................................................       58,300.516     1,086,951      1,307,098
         High Yield Portfolio ..............................................      282,497.268     2,811,790      2,997,296
         Mid Cap Value Portfolio ...........................................      169,726.963     2,366,042      2,856,505
         Strategic Income Portfolio ........................................      718,889.397     7,550,025      7,634,605

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                    SHARES          COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      ProFunds VP:
         Access VP High Yield Fund .........................................       70,814.183   $ 1,872,251   $  1,881,533
         Asia 30 Fund ......................................................       14,959.556       918,954        914,328
         Basic Materials Fund ..............................................       10,500.695       517,429        547,821
         Bear Fund .........................................................        4,124.989        83,902         84,026
         Biotechnology Fund ................................................        8,794.340       203,227        201,127
         Bull Fund .........................................................       66,659.932     1,743,802      1,753,157
         Consumer Goods Fund ...............................................        3,760.285       126,486        130,031
         Consumer Services Fund ............................................          239.079         7,624          7,653
         Emerging Markets Fund .............................................       38,642.304     1,149,851      1,172,794
         Europe 30 Fund ....................................................       10,702.932       224,541        227,651
         Falling US Dollar Fund ............................................          520.332        15,126         15,282
         Financials Fund ...................................................           79.496         1,554          1,575
         Health Care Fund ..................................................        2,418.929        69,505         69,931
         Industrials Fund ..................................................        5,365.202       197,623        197,547
         International Fund ................................................       30,710.201       656,647        668,254
         Internet Fund .....................................................        2,297.073       139,639        139,501
         Japan Fund ........................................................        8,640.417       108,090        109,993
         Large-Cap Growth Fund .............................................       12,890.952       425,542        432,620
         Large-Cap Value Fund ..............................................          899.066        20,404         21,856
         Mid-Cap Fund ......................................................        2,953.376        82,408         81,986
         Mid-Cap Growth Fund ...............................................       66,918.502     2,249,805      2,289,282
         Mid-Cap Value Fund ................................................          108.184         2,614          2,814
         Money Market Fund .................................................      389,169.860       389,170        389,170
         NASDAQ-100 Fund ...................................................       69,966.247     1,328,083      1,346,850
         Oil & Gas Fund ....................................................        7,712.180       345,721        358,539
         Pharmaceuticals Fund ..............................................          152.990         3,366          3,380
         Precious Metals Fund ..............................................       14,356.028       762,682        801,497
         Real Estate Fund ..................................................          364.609        15,771         15,740
         Rising Rates Opportunity Fund .....................................       36,355.415       448,433        436,265
         Semiconductor Fund ................................................        4,551.645        91,753         90,942
         Short Emerging Markets Fund .......................................       27,004.486       366,049        364,831
         Short International Fund ..........................................           71.394         1,498          1,467
         Short Mid-Cap Fund ................................................           29.168           440            436
         Short NASDAQ-100 Fund .............................................        7,426.041        69,814         70,176
         Short Small-Cap Fund ..............................................        1,294.101        12,081         10,961
         Small Cap Fund ....................................................       13,511.250       380,162        377,504
         Small-Cap Growth Fund .............................................       48,541.581     1,352,041      1,392,658
         Small-Cap Value Fund ..............................................        5,897.136       146,161        160,991
         Technology Fund ...................................................          964.543        16,092         16,224
         U.S. Government Plus Fund .........................................        4,031.147        76,242         79,051
         UltraBull Fund ....................................................        2,257.125        26,498         26,499
         UltraMid-Cap Fund .................................................        1,629.008        44,807         44,765
         UltraNASDAQ-100 Fund ..............................................          551.398        12,019         12,004
         UltraSmall-Cap Fund ...............................................        4,337.696        71,243         70,053
         Utilities Fund ....................................................        2,434.700        68,571         69,048
      Putnam Variable Trust Class IB:
         American Government Income Fund ...................................       15,891.973       200,391        200,875
         Diversified Income Fund ...........................................      389,779.085     3,035,783      3,051,971
         Equity Income Fund ................................................       12,350.382       163,142        165,989
         Global Asset Allocation Fund ......................................        8,061.875       119,719        119,961
         High Yield Fund ...................................................    1,791,935.024    12,366,760     12,489,788
         Income Fund .......................................................      190,776.919     2,289,537      2,295,046
         Investors Fund ....................................................        2,128.455        21,221         21,519
         Multi-Cap Value Fund ..............................................        4,404.926        56,824         56,735
         Voyager Fund ......................................................        2,497.974        96,317         96,572

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                    SHARES          COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................      309,512.488   $ 3,310,129   $  3,769,862
         Small-Cap Portfolio ...............................................      614,768.150     4,978,580      6,424,327
      Rydex Variable Trust:
         Banking Fund ......................................................       78,357.079     1,041,008      1,095,432
         Basic Materials Fund ..............................................       84,778.166     2,886,653      3,121,531
         Biotechnology Fund ................................................       51,319.163     1,232,638      1,279,387
         Commodities Strategy Fund .........................................       57,013.125       759,655        774,809
         Consumer Products Fund ............................................       27,647.369     1,006,896      1,032,076
         Dow 2X Strategy Fund ..............................................        5,769.442       429,062        471,652
         Electronics Fund ..................................................       79,371.204       817,388        748,471
         Energy Fund .......................................................       69,739.227     2,072,757      2,178,653
         Energy Services Fund ..............................................      114,431.310     2,959,367      3,167,458
         Europe 1.25X Strategy Fund ........................................       17,519.810       257,564        259,293
         Financial Services Fund ...........................................       49,851.483       750,325        757,244
         Government Long Bond 1.2X Strategy Fund ...........................       57,849.781       406,435        410,733
         Health Care Fund ..................................................       26,893.256       754,025        757,315
         Internet Fund .....................................................       82,235.924     1,571,907      1,620,871
         Inverse Dow 2X Strategy Fund ......................................      111,114.060     1,534,396      1,526,707
         Inverse Government Long Bond Strategy Fund ........................       63,405.120       908,843        897,816
         Inverse Mid-Cap Strategy Fund .....................................        1,318.369        30,283         29,835
         Inverse NASDAQ-100(R) Strategy Fund ...............................       30,280.268       356,095        357,610
         Inverse Russell 2000 Strategy Fund ................................        7,447.976       153,843        154,546
         Inverse S&P 500 Strategy Fund .....................................       18,061.292       635,384        635,035
         Japan 2X Strategy Fund ............................................       26,291.973       548,015        565,014
         Leisure Fund ......................................................        6,433.161       351,167        348,999
         Mid Cap 1.5X Strategy Fund ........................................       77,517.480     1,567,889      1,592,983
         NASDAQ-100(R) Fund ................................................      122,337.849     2,160,102      2,313,409
         NASDAQ-100(R) 2X Strategy Fund ....................................      136,120.096     3,188,902      3,328,137
         Nova Fund .........................................................       34,914.013     2,397,228      2,556,404
         Precious Metals Fund ..............................................      332,285.836     5,781,947      6,326,722
         Real Estate Fund ..................................................      105,136.537     2,647,916      2,753,526
         Retailing Fund ....................................................       10,015.395       134,105        136,110
         Russell 2000(R) 1.5X Strategy Fund ................................       53,338.086     1,601,684      1,624,145
         Russell 2000(R) 2X Strategy Fund ..................................        6,756.119     1,009,702      1,002,608
         S&P 500 2X Strategy Fund ..........................................        9,325.151     1,049,453      1,048,893
         S&P 500 Pure Growth Fund ..........................................       81,525.803     2,341,384      2,471,862
         S&P 500 Pure Value Fund ...........................................       28,188.621     2,242,105      2,293,991
         S&P MidCap 400 Pure Growth Fund ...................................      165,374.804     6,430,788      6,481,038
         S&P MidCap 400 Pure Value Fund ....................................       18,565.801     1,373,140      1,474,867
         S&P SmallCap 600 Pure Growth Fund .................................       85,988.400     2,450,906      2,568,473
         S&P SmallCap 600 Pure Value Fund ..................................       18,832.614     1,865,509      1,920,550
         SGI All-Asset Aggressive Strategy Fund ............................        5,188.924       110,439        124,482
         SGI All-Asset Conservative Strategy Fund ..........................       11,023.395       257,172        263,569
         SGI All-Asset Moderate Strategy Fund ..............................       19,052.418       463,636        467,927
         SGI Alternative Strategies Allocation Fund ........................        2,679.079        52,750         53,367
         SGI CLS AdvisorOne Amerigo Fund ...................................      138,570.493     4,818,669      4,783,453
         SGI CLS AdvisorOne Clermont Fund ..................................       83,151.520     1,677,165      1,969,859
         SGI DWA Flexible Allocation Fund ..................................        8,815.763       199,784        216,956
         SGI DWA Sector Rotation Fund ......................................        7,784.185       175,932        186,509
         SGI International Long Short Select Fund ..........................        2,571.010        52,391         56,049
         SGI Managed Futures Strategy Fund .................................       59,495.013     1,315,848      1,330,904
         SGI Multi-Hedge Strategies Fund ...................................       31,981.974       668,199        681,216
         SGI U.S. Long Short Momentum Fund .................................       38,398.898       409,575        491,507
         Strengthening Dollar 2X Strategy Fund .............................      140,663.353       957,852        924,159
         Technology Fund ...................................................       74,761.358       908,560        918,817
         Telecommunications Fund ...........................................       68,277.480       741,679        753,783

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                    SHARES          COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Transportation Fund ...............................................       41,345.808  $    633,990      $ 650,784
         U.S. Government Money Market Fund .................................   61,552,800.572    61,552,800     61,552,800
         Utilities Fund ....................................................       71,019.820     1,203,307      1,210,178
         Weakening Dollar 2X Strategy Fund .................................        9,393.735       233,750        237,193
      Rydex|SGI Variable Funds:
         A Large Cap Core Fund .............................................          544.882        12,587         12,663
         D Global Fund .....................................................          732.906         7,498          7,512
         J Mid-Cap Growth Fund .............................................          151.867         4,488          4,564
         N Managed Asset Allocation Fund ...................................        1,665.940        33,019         33,136
         P High Yield Fund .................................................       14,865.006       393,870        398,085
         Q Small Cap Value Fund ............................................        1,676.206        56,823         56,388
         X Small Cap Growth Fund ...........................................          506.195         9,334          9,562
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..........................       36,350.474       702,574        815,341
         Global Technology Portfolio .......................................       36,008.867       686,639        730,980
         Large-Cap Value Portfolio .........................................       54,872.786       588,417        657,376
         Smaller-Cap Portfolio .............................................       20,859.457       156,549        170,422
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II .....................................      547,276.935     4,937,854      6,030,992
         Equity Income Portfolio II ........................................      334,658.679     6,083,056      6,653,014
         Health Sciences Portfolio II ......................................       90,890.170     1,170,933      1,321,543
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II ....................................      453,551.423     2,293,831      2,281,364
      Third Avenue Variable Series Trust:
         Value Portfolio ...................................................      287,433.891     3,750,048      4,251,147
      Timothy Plan Variable Series:
         Strategic Growth Portfolio ........................................       12,682.070       119,719        119,846
      Van Eck VIP Trust:
         Emerging Markets Fund .............................................      608,797.116     7,480,886      8,608,390
         Global Bond Fund ..................................................      112,374.270     1,265,116      1,351,862
         Global Hard Assets Fund ...........................................      171,778.936     5,218,744      6,470,912
         Multi-Manager Alternatives Fund ...................................      147,521.182     1,443,572      1,494,390
      Vanguard Variable Insurance Fund:
         Balanced Portfolio ................................................       48,753.958       837,213        911,699
         Capital Growth Portfolio ..........................................       42,439.020       607,579        695,152
         Diversified Value Portfolio .......................................       73,565.417       820,280        907,062
         Equity Income Portfolio ...........................................       16,333.701       222,409        241,412
         Equity Index Portfolio ............................................      126,765.509     2,382,974      2,980,257
         Growth Portfolio ..................................................       44,377.701       521,872        584,898
         High Yield Bond Portfolio .........................................       62,472.559       472,598        486,037
         International Portfolio ...........................................      101,896.526     1,590,573      1,863,688
         Mid-Cap Index Portfolio ...........................................       45,682.532       604,884        682,040
         REIT Index Portfolio ..............................................      219,106.153     1,980,204      2,267,748
         Short-Term Investment Grade Portfolio .............................      709,325.009     7,441,127      7,781,296
         Small Company Growth Portfolio ....................................       58,397.822       793,948      1,032,473
         Total Bond Market Index Portfolio .................................      512,780.141     6,066,072      6,184,129
         Total Stock Market Index Portfolio ................................      131,836.519     2,787,603      3,222,085
      Wells Fargo Advantage VT Funds:
         Discovery Fund ....................................................       72,233.854     1,346,281      1,537,136
         Opportunity Fund ..................................................       13,592.297       213,480        250,369
         Small Cap Value Fund ..............................................       17,693.320       141,358        159,770
---------------------------------------------------------------------------------------------------------------------------
            Total assets ................................................... ..............................   $710,055,834
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

========================================================================================================================
                                                                                 UNIT                       SUB-ACCOUNT
                                                                   UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
     The Alger Portfolios:
       Capital Appreciation Portfolio
         Monument ...........................................     3,715.730   $ 29.685371   $    110,303
         Monument Advisor ...................................   109,369.212     18.149273      1,984,972   $  2,095,275
                                                                                                           ------------
       Large Cap Growth Portfolio
         Monument ...........................................     1,396.164     18.371889         25,650
         Monument Advisor ...................................    71,393.051     13.422370        958,264        983,914
                                                                                                           ------------
       Mid Cap Growth Portfolio
         Monument ...........................................     4,716.625     25.031729        118,065
         Monument Advisor ...................................    86,902.608     12.995614      1,129,353      1,247,418
                                                                                                           ------------
       Small Cap Growth Portfolio
         Monument ...........................................       669.508     17.752060         11,885
         Monument Advisor ...................................    17,624.416     17.420950        307,034        318,919
                                                                                                           ------------
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio
         Monument Advisor ...................................    42,042.569      9.516645        400,104        400,104
                                                                                                           ------------
       International Growth Portfolio
         Monument Advisor ...................................    64,229.254      8.311801        533,861        533,861
                                                                                                           ------------
       International Value Portfolio
         Monument Advisor ...................................    54,159.301      6.789321        367,705        367,705
                                                                                                           ------------
       Small Cap Growth Portfolio
         Monument Advisor ...................................    47,017.879     11.904418        559,720        559,720
                                                                                                           ------------
       Small-Mid Cap Value Portfolio
         Monument Advisor ...................................   207,812.793     12.389116      2,574,617      2,574,617
                                                                                                           ------------
     ALPS Variable Insurance Trust:
       Listed Private Equity Portfolio II
         Monument Advisor ...................................   121,622.684      6.403371        778,795        778,795
                                                                                                           ------------
     American Century Variable Portfolios, Inc:
       Balanced Fund
         Monument Advisor ...................................    78,046.288     12.586365        982,319        982,319
                                                                                                           ------------
       Income & Growth Fund
         Monument ...........................................     1,411.152     11.392690         16,077
         Monument Advisor ...................................    66,315.049     11.117200        737,238        753,315
                                                                                                           ------------
       Inflation Protection Fund
         Monument Advisor ...................................   333,668.150     12.777223      4,263,352      4,263,352
                                                                                                           ------------
       International Fund
         Monument ...........................................        31.054     12.783809            397
         Monument Advisor ...................................    63,831.553     14.387357        918,367        918,764
                                                                                                           ------------
       Large Company Value Fund
         Monument Advisor ...................................    12,817.088      7.901329        101,272        101,272
                                                                                                           ------------
       Mid Cap Value Fund
         Monument Advisor ...................................    46,802.476     12.524026        586,155        586,155
                                                                                                           ------------
       Ultra Fund
         Monument Advisor ...................................    14,227.801     10.631793        151,267        151,267
                                                                                                           ------------
       Value Fund
         Monument Advisor ...................................   180,919.855     12.089557      2,187,241      2,187,241
                                                                                                           ------------
       Vista Fund
         Monument Advisor ...................................    96,438.012      9.727017        938,054        938,054
                                                                                                           ------------
     Credit Suisse Trust:
       Commodity Return Strategy Portfolio
         Monument Advisor ...................................    44,535.710     10.528336        468,887        468,887
                                                                                                           ------------
     DFA Investment Dimensions Group, Inc.:
       VA Global Bond Portfolio
         Monument Advisor ...................................   261,100.259      9.902594      2,585,570      2,585,570
                                                                                                           ------------
       VA International Small Portfolio
         Monument Advisor ...................................    86,050.760     12.616934      1,085,697      1,085,697
                                                                                                           ------------
       VA International Value Portfolio
         Monument Advisor ...................................    64,226.980     11.958861        768,082        768,082
                                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

========================================================================================================================
                                                                                 UNIT                       SUB-ACCOUNT
                                                                   UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     DFA Investment Dimensions Group, Inc.: (continued)
       VA Short-Term Fixed Portfolio
         Monument Advisor ...................................    57,982.627   $ 10.012731   $    580,564   $    580,564
                                                                                                           ------------
       VA U.S. Large Value Portfolio
         Monument Advisor ...................................    88,256.233     12.484417      1,101,828      1,101,828
                                                                                                           ------------
       VA U.S. Targeted Value Portfolio
         Monument Advisor ...................................    38,533.361     13.035952        502,319        502,319
                                                                                                           ------------
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund
         Monument Advisor ...................................    13,513.360     11.230266        151,759        151,759
                                                                                                           ------------
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio
         Monument Advisor ...................................    97,866.916     14.182685      1,388,016      1,388,016
                                                                                                           ------------
     The Dreyfus Socially Responsible Growth Fund, Inc.
         Monument ...........................................       605.163      9.916981          6,001
         Monument Advisor ...................................     3,257.072     12.961615         42,217         48,218
                                                                                                           ------------
     Dreyfus Stock Index Fund
         Monument ...........................................    10,206.070     11.532750        117,704
         Monument Advisor ...................................   782,495.970     12.052439      9,430,985      9,548,689
                                                                                                           ------------
     Dreyfus Variable Investment Fund:
       International Value Portfolio
         Monument ...........................................     6,792.447     15.155500        102,943
         Monument Advisor ...................................   288,323.710     12.524853      3,611,212      3,714,155
                                                                                                           ------------
     Eaton Vance Variable Trust:
       Floating-Rate Income Fund
         Monument Advisor ...................................   281,086.307     10.406896      2,925,236      2,925,236
                                                                                                           ------------
       Large-Cap Value Fund
         Monument Advisor ...................................    26,440.361     10.849087        286,854        286,854
                                                                                                           ------------
     Federated Insurance Series:
       Capital Income Fund II
         Monument Advisor ...................................    33,791.877     14.816797        500,687        500,687
                                                                                                           ------------
       High Income Bond Fund II
         Monument ...........................................       271.438     16.539063          4,489
         Monument Advisor ...................................   173,773.016     15.726630      2,732,864      2,737,353
                                                                                                           ------------
       Kaufmann Fund II
         Monument Advisor ...................................    49,062.018     11.229872        550,960        550,960
                                                                                                           ------------
     Fidelity Variable Insurance Products - Service Class II:
       Balanced Portfolio
         Monument Advisor ...................................     3,659.867     10.529207         38,535         38,535
                                                                                                           ------------
       Contrafund Portfolio
         Monument Advisor ...................................    37,453.068     10.642677        398,601        398,601
                                                                                                           ------------
       Disciplined Small Cap Portfolio
         Monument Advisor ...................................     7,784.444     10.861759         84,553         84,553
                                                                                                           ------------
       Growth Portfolio
         Monument Advisor ...................................    25,858.412     10.649626        275,382        275,382
                                                                                                           ------------
       High Income Portfolio
         Monument Advisor ...................................   295,373.519     10.065328      2,973,031      2,973,031
                                                                                                           ------------
       International Capital Appreciation Portfolio
         Monument Advisor ...................................     6,344.431     10.285331         65,255         65,255
                                                                                                           ------------
       Mid Cap Portfolio
         Monument Advisor ...................................    28,060.559     10.337254        290,069        290,069
                                                                                                           ------------
       Overseas Portfolio
         Monument Advisor ...................................    10,275.684     10.214782        104,964        104,964
                                                                                                           ------------
       Real Estate Portfolio
         Monument Advisor ...................................    26,227.792     10.624555        278,659        278,659
                                                                                                           ------------
       Strategic Income Portfolio
         Monument Advisor ...................................    17,637.538      9.982013        176,058        176,058
                                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

========================================================================================================================
                                                                                 UNIT                       SUB-ACCOUNT
                                                                   UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Financial Investors Variable Insurance Trust
     Ibbotson ETF Asset Allocation:
       Aggressive Growth ETF Portfolio
         Monument Advisor ...................................     3,255.293   $  9.706091   $     31,596   $     31,596
                                                                                                           ------------
       Balanced ETF Portfolio
         Monument Advisor ...................................   241,865.765     10.285208      2,487,640      2,487,640
                                                                                                           ------------
       Conservative ETF Portfolio
         Monument Advisor ...................................   156,174.431     10.750881      1,679,013      1,679,013
                                                                                                           ------------
       Growth ETF Portfolio
         Monument Advisor ...................................    74,757.773      9.972672        745,535        745,535
                                                                                                           ------------
       Income & Growth ETF Portfolio
         Monument Advisor ...................................    61,329.184     10.526886        645,605        645,605
                                                                                                           ------------
     First Eagle Variable Funds:
       Overseas Variable Fund
         Monument Advisor ...................................   385,438.594     14.996797      5,780,344      5,780,344
                                                                                                           ------------
     Franklin Templeton Variable Insurance Products Trust:
       Global Real Estate Securities II Fund
         Monument Advisor ...................................    54,625.728     14.364837        784,690        784,690
                                                                                                           ------------
       High Income Securities II Fund
         Monument Advisor ...................................    89,657.672     16.091414      1,442,719      1,442,719
                                                                                                           ------------
       Income Securities II Fund
         Monument Advisor ...................................   454,164.623     15.386278      6,987,903      6,987,903
                                                                                                           ------------
       Mutual Shares Securities II Fund
         Monument Advisor ...................................   116,630.737     13.851178      1,615,473      1,615,473
                                                                                                           ------------
       Strategic Income Securities II Fund
         Monument Advisor ...................................   215,930.280     14.361089      3,100,994      3,100,994
                                                                                                           ------------
       Templeton Global Bond Securities II Fund
         Monument Advisor ...................................   543,802.822     14.589664      7,933,900      7,933,900
                                                                                                           ------------
       U.S. Government II Fund
         Monument Advisor ...................................   152,025.679     11.288639      1,716,163      1,716,163
                                                                                                           ------------
     Invesco Variable Insurance Funds:
       Basic Value Fund
         Monument Advisor ...................................       381.888      9.605042          3,668          3,668
                                                                                                           ------------
       Capital Development Fund
         Monument Advisor ...................................     7,381.319      8.845094         65,288         65,288
                                                                                                           ------------
       Core Equity Fund
         Monument ...........................................        66.216     10.951737            725
         Monument Advisor ...................................    39,069.502     11.639757        454,760        455,485
                                                                                                           ------------
       Financial Services Fund
         Monument Advisor ...................................     5,076.816      5.870943         29,806         29,806
                                                                                                           ------------
       Global Health Care Fund
         Monument ...........................................       385.702     11.546459          4,453
         Monument Advisor ...................................    22,341.264     12.734509        284,505        288,958
                                                                                                           ------------
       Global Real Estate Fund
         Monument ...........................................     6,635.567     23.893269        158,545
         Monument Advisor ...................................   159,322.686     13.503675      2,151,442      2,309,987
                                                                                                           ------------
       Government Securities Fund
         Monument Advisor ...................................    46,698.717     11.986923        559,774        559,774
                                                                                                           ------------
       High Yield Fund
         Monument ...........................................     2,316.654     14.798702         34,283
         Monument Advisor ...................................   403,283.317     15.106199      6,092,078      6,126,361
                                                                                                           ------------
       International Growth Fund
         Monument Advisor ...................................   236,512.600      8.798532      2,080,964      2,080,964
                                                                                                           ------------
       Mid Cap Core Equity Fund
         Monument Advisor ...................................    42,539.722     14.031851        596,911        596,911
                                                                                                           ------------
       Technology Fund
         Monument Advisor ...................................     8,424.135     14.625215        123,205        123,205
                                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

========================================================================================================================
                                                                                 UNIT                       SUB-ACCOUNT
                                                                   UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Invesco Variable Insurance Funds: (continued)
       Van Kampen VI Equity and Income Fund
         Monument Advisor ...................................     3,310.921   $ 10.422536   $     34,508   $     34,508
                                                                                                           ------------
       Van Kampen VI Growth and Income Fund
         Monument Advisor ...................................       360.425     10.574709          3,811          3,811
                                                                                                           ------------
     Ivy Funds Variable Insurance Portfolios:
       Asset Strategy Portfolio
         Monument Advisor ...................................   464,837.665     10.822177      5,030,555      5,030,555
                                                                                                           ------------
       Balanced Portfolio
         Monument Advisor ...................................    21,857.311     11.753444        256,899        256,899
                                                                                                           ------------
       Bond Portfolio
         Monument Advisor ...................................    51,942.195     10.508229        545,820        545,820
                                                                                                           ------------
       Dividend Opportunities Portfolio
         Monument Advisor ...................................    16,868.199     11.762949        198,420        198,420
                                                                                                           ------------
       Energy Portfolio
         Monument Advisor ...................................    26,518.272     12.677011        336,172        336,172
                                                                                                           ------------
       Global Natural Resources Portfolio
         Monument Advisor ...................................     4,666.547     11.075684         51,685         51,685
                                                                                                           ------------
       Growth Portfolio
         Monument Advisor ...................................     4,688.028     11.564220         54,213         54,213
                                                                                                           ------------
       High Income Portfolio
         Monument Advisor ...................................    35,122.825     11.793206        414,211        414,211
                                                                                                           ------------
       Mid Cap Growth Portfolio
         Monument Advisor ...................................    69,391.892     13.790490        956,948        956,948
                                                                                                           ------------
       Science and Technology Portfolio
         Monument Advisor ...................................    24,994.776     12.056309        301,345        301,345
                                                                                                           ------------
       Value Portfolio
         Monument Advisor ...................................    50,267.494     11.999638        603,192        603,192
                                                                                                           ------------
     Janus Aspen Series - Institutional:
       Balanced Portfolio
         Monument Advisor ...................................   534,457.502     12.045154      6,437,623      6,437,623
                                                                                                           ------------
       Enterprise Portfolio
         Monument ...........................................     5,752.660     17.477945        100,545
         Monument Advisor ...................................   175,663.078     13.198794      2,318,541      2,419,086
                                                                                                           ------------
       Forty Portfolio
         Monument Advisor ...................................   167,505.482     11.163348      1,869,922      1,869,922
                                                                                                           ------------
       Janus Portfolio
         Monument ...........................................     6,471.546     11.663380         75,480
         Monument Advisor ...................................    87,913.864     11.363091        998,973      1,074,453
                                                                                                           ------------
       Overseas Portfolio
         Monument ...........................................       286.313     42.194210         12,081
         Monument Advisor ...................................   584,248.032     16.156660      9,439,497      9,451,578
                                                                                                           ------------
       Perkins Mid Cap Value Portfolio
         Monument Advisor ...................................   439,407.531     11.167154      4,906,932      4,906,932
                                                                                                           ------------
       Worldwide Portfolio
         Monument ...........................................     7,684.600     11.335090         87,106
         Monument Advisor ...................................    22,616.730     10.822703        244,774        331,880
                                                                                                           ------------
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio
         Monument ...........................................       287.913     30.518021          8,787
         Monument Advisor ...................................   397,363.888     25.762163     10,236,953     10,245,740
                                                                                                           ------------
       International Equity Portfolio
         Monument Advisor ...................................    96,155.407     12.689400      1,220,154      1,220,154
                                                                                                           ------------
       US Small-Mid Cap Equity Portfolio
         Monument Advisor ...................................    59,103.273     14.497147        856,829        856,829
                                                                                                           ------------
       US Strategic Equity Portfolio
         Monument Advisor ...................................     9,960.612     11.529023        114,836        114,836
                                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

========================================================================================================================
                                                                                 UNIT                       SUB-ACCOUNT
                                                                   UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio
         Monument Advisor ...................................    88,415.476   $  9.673360   $    855,275   $    855,275
                                                                                                           ------------
       ClearBridge Equity Income Builder Portfolio
         Monument Advisor ...................................    33,478.749      9.062707        303,408        303,408
                                                                                                           ------------
       ClearBridge Fundamental All Cap Value Portfolio
         Monument Advisor ...................................    19,883.031      9.172871        182,384        182,384
                                                                                                           ------------
       ClearBridge Large Cap Growth Portfolio
         Monument Advisor ...................................    21,985.686      9.822513        215,955        215,955
                                                                                                           ------------
     Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio
         Monument Advisor ...................................    91,111.074     14.533056      1,324,122      1,324,122
                                                                                                           ------------
       Western Asset Strategic Bond Portfolio
         Monument Advisor ...................................    76,238.040     12.394464        944,930        944,930
                                                                                                           ------------
     Lord Abbett Series Fund, Inc:
       Bond Debenture Portfolio
         Monument Advisor ...................................   205,967.260     12.402655      2,554,541      2,554,541
                                                                                                           ------------
       Capital Structure Portfolio
         Monument ...........................................        93.556     16.664619          1,559
         Monument Advisor ...................................    27,567.565     13.232951        364,800        366,359
                                                                                                           ------------
       Classic Stock Portfolio
         Monument Advisor ...................................    20,014.311      9.912950        198,401        198,401
                                                                                                           ------------
       Growth and Income Portfolio
         Monument ...........................................     4,911.397     18.818810         92,427
         Monument Advisor ...................................    95,415.968     11.598536      1,106,686      1,199,113
                                                                                                           ------------
       International Opportunities Portfolio
         Monument Advisor ...................................    54,277.584      8.164841        443,168        443,168
                                                                                                           ------------
     Merger Fund VL
         Monument Advisor ...................................   420,020.288     10.345908      4,345,491      4,345,491
                                                                                                           ------------
     Nationwide Variable Insurance Trust:
       Bond Index Fund
         Monument Advisor ...................................   139,662.631     12.339899      1,723,423      1,723,423
                                                                                                           ------------
       International Index Fund
         Monument Advisor ...................................   277,468.148      8.112883      2,251,067      2,251,067
                                                                                                           ------------
       Mid Cap Index Fund
         Monument Advisor ...................................   139,898.615     10.892709      1,523,875      1,523,875
                                                                                                           ------------
       S&P 500 Index Fund
         Monument Advisor ...................................   244,485.844      9.132668      2,232,808      2,232,808
                                                                                                           ------------
       Small Cap Index Fund
         Monument Advisor ...................................   120,075.909     10.036553      1,205,148      1,205,148
                                                                                                           ------------
     Neuberger Berman Advisers Management Trust:
       Mid-Cap Growth Portfolio
         Monument Advisor ...................................    53,032.710     16.438868        871,798        871,798
                                                                                                           ------------
       Partners Portfolio
         Monument ...........................................        22.662     12.661519            287
         Monument Advisor ...................................   141,725.269     12.706799      1,800,875      1,801,162
                                                                                                           ------------
       Regency Portfolio
         Monument Advisor ...................................    41,884.364     13.441864        563,004        563,004
                                                                                                           ------------
       Short Duration Bond Portfolio
         Monument ...........................................       119.520     12.748446          1,524
         Monument Advisor ...................................    39,815.822     11.412905        454,414        455,938
                                                                                                           ------------
       Small-Cap Growth Portfolio
         Monument Advisor ...................................    65,598.644     10.560079        692,727        692,727
                                                                                                           ------------
       Socially Responsive Portfolio
         Monument Advisor ...................................    57,664.056     13.437678        774,871        774,871
                                                                                                           ------------
     Northern Lights Variable Trust:
       Adaptive Allocation Portfolio
         Monument Advisor ...................................     6,003.286     10.832530         65,031         65,031
                                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                 UNITS          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Northern Lights Variable Trust: (continued)
       Changing Parameters Portfolio
         Monument Advisor ................................   1,550,980.568   $  8.981338   $ 13,929,881   $ 13,929,881
                                                                                                          ------------
       Chariot Absolute Return All Opportunities Portfolio
         Monument Advisor ................................          33.529      9.959971            334            334
                                                                                                          ------------
       JNF Balanced Portfolio
         Monument ........................................       4,867.002      9.853087         47,955
         Monument Advisor ................................       8,464.849     10.335220         87,486        135,441
                                                                                                          ------------
       JNF Equity Portfolio
         Monument ........................................      29,679.981      8.418988        249,875
         Monument Advisor ................................      51,884.481      8.831114        458,198        708,073
                                                                                                          ------------
       JNF Money Market Portfolio
         Monument ........................................      73,763.856      9.846433        726,311
         Monument Advisor ................................   8,527,878.821     10.194829     86,940,266     87,666,577
                                                                                                          ------------
     PIMCO Variable Insurance Trust:
       All Asset Portfolio
         Monument Advisor ................................     755,532.803     13.136798      9,925,282      9,925,282
                                                                                                          ------------
       CommodityRealReturn Strategy Portfolio
         Monument Advisor ................................     678,014.451     11.727072      7,951,124      7,951,124
                                                                                                          ------------
       Emerging Markets Bond Portfolio
         Monument Advisor ................................     420,496.978     14.332551      6,026,794      6,026,794
                                                                                                          ------------
       Foreign Bond US Dollar-Hedged Portfolio
         Monument Advisor ................................     237,983.609     13.103361      3,118,385      3,118,385
                                                                                                          ------------
       Foreign Bond US Dollar-Unhedged Portfolio
         Monument Advisor ................................     106,082.417     12.434076      1,319,037      1,319,037
                                                                                                          ------------
       Global Bond Unhedged Portfolio
         Monument Advisor ................................     151,480.044     14.555819      2,204,916      2,204,916
                                                                                                          ------------
       Global Multi-Asset Portfolio
         Monument Advisor ................................      15,462.573     10.209950        157,872        157,872
                                                                                                          ------------
       High Yield Portfolio
         Monument Advisor ................................   2,461,519.473     13.510268     33,255,788     33,255,788
                                                                                                          ------------
       Long Term US Government Portfolio
         Monument Advisor ................................      84,302.150     13.657056      1,151,319      1,151,319
                                                                                                          ------------
       Low Duration Portfolio
         Monument Advisor ................................     866,623.934     12.823759     11,113,376     11,113,376
                                                                                                          ------------
       Real Return Portfolio
         Monument ........................................         435.137     14.157682          6,161
         Monument Advisor ................................   1,037,195.487     13.357074     13,853,897     13,860,058
                                                                                                          ------------
       Short-Term Portfolio
         Monument Advisor ................................     521,656.714     12.167562      6,347,290      6,347,290
                                                                                                          ------------
       Total Return Portfolio
         Monument ........................................          96.354     14.480599          1,395
         Monument Advisor ................................   3,318,403.652     14.777016     49,036,104     49,037,499
                                                                                                          ------------
     Pioneer Variable Contracts Trust:
       Bond Portfolio
         Monument Advisor ................................     364,843.641     12.861865      4,692,570      4,692,570
                                                                                                          ------------
       Cullen Value Portfolio
         Monument Advisor ................................     147,877.127      9.397531      1,389,680      1,389,680
                                                                                                          ------------
       Emerging Markets Portfolio
         Monument Advisor ................................     287,313.728     13.346782      3,834,714      3,834,714
                                                                                                          ------------
       Equity Income Portfolio
         Monument ........................................       1,145.324     11.876143         13,602
         Monument Advisor ................................     208,232.996     12.272241      2,555,486      2,569,088
                                                                                                          ------------
       Fund Portfolio
         Monument Advisor ................................     103,231.635     12.661800      1,307,098      1,307,098
                                                                                                          ------------
       High Yield Portfolio
         Monument Advisor ................................     205,149.911     14.610270      2,997,296      2,997,296
                                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                 UNITS          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Pioneer Variable Contracts Trust: (continued)
       Mid Cap Value Portfolio
         Monument Advisor ................................     224,864.809   $ 12.703211   $  2,856,505   $  2,856,505
                                                                                                          ------------
       Strategic Income Portfolio
         Monument Advisor ................................     559,026.995     13.656953      7,634,605      7,634,605
                                                                                                          ------------
     ProFunds VP:
       Access VP High Yield Fund
         Monument Advisor ................................     171,101.502     10.996590      1,881,533      1,881,533
                                                                                                          ------------
       Asia 30 Fund
         Monument Advisor ................................      80,931.157     11.297608        914,328        914,328
                                                                                                          ------------
       Basic Materials Fund
         Monument Advisor ................................      45,069.005     12.155164        547,821        547,821
                                                                                                          ------------
       Bear Fund
         Monument Advisor ................................       9,404.946      8.934210         84,026         84,026
                                                                                                          ------------
       Biotechnology Fund
         Monument Advisor ................................      20,033.496     10.039511        201,127        201,127
                                                                                                          ------------
       Bull Fund
         Monument Advisor ................................     165,450.035     10.596291      1,753,157      1,753,157
                                                                                                          ------------
       Consumer Goods Fund
         Monument Advisor ................................      11,762.184     11.054993        130,031        130,031
                                                                                                          ------------
       Consumer Services Fund
         Monument Advisor ................................         736.837     10.386117          7,653          7,653
                                                                                                          ------------
       Emerging Markets Fund
         Monument Advisor ................................     105,802.602     11.084737      1,172,794      1,172,794
                                                                                                          ------------
       Europe 30 Fund
         Monument Advisor ................................      21,349.421     10.663111        227,651        227,651
                                                                                                          ------------
       Falling US Dollar Fund
         Monument Advisor ................................       1,538.097      9.935726         15,282         15,282
                                                                                                          ------------
       Financials Fund
         Monument Advisor ................................         159.468      9.875375          1,575          1,575
                                                                                                          ------------
       Health Care Fund
         Monument Advisor ................................       6,831.035     10.237249         69,931         69,931
                                                                                                          ------------
       Industrials Fund
         Monument Advisor ................................      18,316.785     10.785012        197,547        197,547
                                                                                                          ------------
       International Fund
         Monument Advisor ................................      60,499.114     11.045679        668,254        668,254
                                                                                                          ------------
       Internet Fund
         Monument Advisor ................................      13,414.917     10.398968        139,501        139,501
                                                                                                          ------------
       Japan Fund
         Monument Advisor ................................      12,087.950      9.099358        109,993        109,993
                                                                                                          ------------
       Large-Cap Growth Fund
         Monument Advisor ................................      39,936.163     10.832794        432,620        432,620
                                                                                                          ------------
       Large-Cap Value Fund
         Monument Advisor ................................       2,099.320     10.411140         21,856         21,856
                                                                                                          ------------
       Mid-Cap Fund
         Monument Advisor ................................       7,480.899     10.959335         81,986         81,986
                                                                                                          ------------
       Mid-Cap Growth Fund
         Monument Advisor ................................     201,357.811     11.369222      2,289,282      2,289,282
                                                                                                          ------------
       Mid-Cap Value Fund
         Monument Advisor ................................         264.405     10.642394          2,814          2,814
                                                                                                          ------------
       Money Market Fund
         Monument Advisor ................................      38,915.738     10.000321        389,170        389,170
                                                                                                          ------------
       NASDAQ-100 Fund
         Monument Advisor ................................     122,091.110     11.031519      1,346,850      1,346,850
                                                                                                          ------------
       Oil & Gas Fund
         Monument Advisor ................................      31,789.595     11.278502        358,539        358,539
                                                                                                          ------------
       Pharmaceuticals Fund
         Monument Advisor ................................         329.244     10.264877          3,380          3,380
                                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                 UNITS          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      ProFunds VP: (continued)
         Precious Metals Fund
            Monument Advisor .............................      64,702.631   $ 12.387398   $    801,497   $    801,497
                                                                                                          ------------
         Real Estate Fund
            Monument Advisor .............................       1,462.001     10.766348         15,740         15,740
                                                                                                          ------------
         Rising Rates Opportunity Fund
            Monument Advisor .............................      49,079.833      8.888881        436,265        436,265
                                                                                                          ------------
         Semiconductor Fund
            Monument Advisor .............................       8,602.611     10.571428         90,942         90,942
                                                                                                          ------------
         Short Emerging Markets Fund
            Monument Advisor .............................      38,346.389      9.514084        364,831        364,831
                                                                                                          ------------
         Short International Fund
            Monument Advisor .............................         150.073      9.776402          1,467          1,467
                                                                                                          ------------
         Short Mid-Cap Fund
            Monument Advisor .............................          46.933      9.291485            436            436
                                                                                                          ------------
         Short NASDAQ-100 Fund
            Monument Advisor .............................       8,146.407      8.614401         70,176         70,176
                                                                                                          ------------
         Short Small-Cap Fund
            Monument Advisor .............................       1,299.293      8.436250         10,961         10,961
                                                                                                          ------------
         Small Cap Fund
            Monument Advisor .............................      34,940.100     10.804332        377,504        377,504
                                                                                                          ------------
         Small-Cap Growth Fund
            Monument Advisor .............................     124,169.389     11.215791      1,392,658      1,392,658
                                                                                                          ------------
         Small-Cap Value Fund
            Monument Advisor .............................      15,362.009     10.479842        160,991        160,991
                                                                                                          ------------
         Technology Fund
            Monument Advisor .............................       1,514.332     10.713374         16,224         16,224
                                                                                                          ------------
         U.S. Government Plus Fund
            Monument Advisor .............................       7,449.996     10.610843         79,051         79,051
                                                                                                          ------------
         UltraBull Fund
            Monument Advisor .............................       2,428.675     10.910772         26,499         26,499
                                                                                                          ------------
         UltraMid-Cap Fund
            Monument Advisor .............................       3,797.211     11.788927         44,765         44,765
                                                                                                          ------------
         UltraNASDAQ-100 Fund
            Monument Advisor .............................       1,014.032     11.837947         12,004         12,004
                                                                                                          ------------
         UltraSmall-Cap Fund
            Monument Advisor .............................       6,137.801     11.413426         70,053         70,053
                                                                                                          ------------
         Utilities Fund
            Monument Advisor .............................       6,520.122     10.589994         69,048         69,048
                                                                                                          ------------
      Putnam Variable Trust Class IB:
         American Government Income Fund
            Monument Advisor .............................      20,373.513      9.859595        200,875        200,875
                                                                                                          ------------
         Diversified Income Fund
            Monument Advisor .............................     304,027.693     10.038463      3,051,971      3,051,971
                                                                                                          ------------
         Equity Income Fund
            Monument Advisor .............................      15,783.799     10.516433        165,989        165,989
                                                                                                          ------------
         Global Asset Allocation Fund
            Monument Advisor .............................      11,649.409     10.297577        119,961        119,961
                                                                                                          ------------
         High Yield Fund
            Monument Advisor .............................   1,232,851.262     10.130815     12,489,788     12,489,788
                                                                                                          ------------
         Income Fund
            Monument Advisor .............................     228,741.497     10.033363      2,295,046      2,295,046
                                                                                                          ------------
         Investors Fund
            Monument Advisor .............................       2,039.063     10.553233         21,519         21,519
                                                                                                          ------------
         Multi-Cap Value Fund
            Monument Advisor .............................       5,294.713     10.715475         56,735         56,735
                                                                                                          ------------
         Voyager Fund
            Monument Advisor .............................       9,130.098     10.577292         96,572         96,572
                                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                 UNITS          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Royce Capital Fund:
         Micro-Cap Portfolio
            Monument .....................................       2,495.986   $ 25.127583   $     62,718
            Monument Advisor .............................     205,963.851     17.999003      3,707,144   $  3,769,862
                                                                                                          ------------
         Small-Cap Portfolio
            Monument .....................................       2,652.753     23.165343         61,452
            Monument Advisor .............................     420,725.584     15.123575      6,362,875      6,424,327
                                                                                                          ------------
      Rydex Variable Trust:
         Banking Fund
            Monument Advisor .............................     197,102.216      5.557687      1,095,432      1,095,432
                                                                                                          ------------
         Basic Materials Fund
            Monument .....................................         481.981     20.978231         10,111
            Monument Advisor .............................     157,655.644     19.735547      3,111,420      3,121,531
                                                                                                          ------------
         Biotechnology Fund
            Monument Advisor .............................      89,500.755     14.294710      1,279,387      1,279,387
                                                                                                          ------------
         Commodities Strategy Fund
            Monument Advisor .............................     121,308.015      6.387119        774,809        774,809
                                                                                                          ------------
         Consumer Products Fund
            Monument Advisor .............................      72,941.612     14.149342      1,032,076      1,032,076
                                                                                                          ------------
         Dow 2X Strategy Fund
            Monument Advisor .............................      47,567.200      9.915481        471,652        471,652
                                                                                                          ------------
         Electronics Fund
            Monument Advisor .............................      65,463.589     11.433394        748,471        748,471
                                                                                                          ------------
         Energy Fund
            Monument .....................................         575.869     20.577190         11,850
            Monument Advisor .............................     127,453.816     17.000692      2,166,803      2,178,653
                                                                                                          ------------
         Energy Services Fund
            Monument .....................................         412.393     21.906935          9,034
            Monument Advisor .............................     167,994.344     18.800776      3,158,424      3,167,458
                                                                                                          ------------
         Europe 1.25X Strategy Fund
            Monument .....................................          78.098      9.479366            740
            Monument Advisor .............................      29,460.551      8.776237        258,553        259,293
                                                                                                          ------------
         Financial Services Fund
            Monument Advisor .............................      99,797.678      7.587790        757,244        757,244
                                                                                                          ------------
         Government Long Bond 1.2X Strategy Fund
            Monument .....................................         576.098     11.979359          6,901
            Monument Advisor .............................      34,602.069     11.670757        403,832        410,733
                                                                                                          ------------
         Health Care Fund
            Monument Advisor .............................      62,260.267     12.163696        757,315        757,315
                                                                                                          ------------
         Internet Fund
            Monument Advisor .............................     100,580.495     16.115159      1,620,871      1,620,871
                                                                                                          ------------
         Inverse Dow 2X Strategy Fund
            Monument Advisor .............................     373,335.494      4.089371      1,526,707      1,526,707
                                                                                                          ------------
          Inverse Government Long Bond Strategy Fund
            Monument .....................................         955.248      5.705154          5,450
            Monument Advisor .............................     118,736.885      7.515491        892,366        897,816
                                                                                                          ------------
         Inverse Mid-Cap Strategy Fund
            Monument Advisor .............................       5,533.201      5.391976         29,835         29,835
                                                                                                          ------------
         Inverse NASDAQ-100(R) Strategy Fund
            Monument Advisor .............................      65,807.251      5.434202        357,610        357,610
                                                                                                          ------------
         Inverse Russell 2000 Strategy Fund
            Monument Advisor .............................      31,477.343      4.909740        154,546        154,546
                                                                                                          ------------
         Inverse S&P 500 Strategy Fund
            Monument Advisor .............................      85,695.925      7.410329        635,035        635,035
                                                                                                          ------------
         Japan 2X Strategy Fund
            Monument Advisor .............................      46,718.822     12.093933        565,014        565,014
                                                                                                          ------------
         Leisure Fund
            Monument Advisor .............................      31,420.638     11.107319        348,999        348,999
                                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                 UNITS          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Mid Cap 1.5X Strategy Fund
            Monument .....................................           7.164   $ 20.444200   $        146
            Monument Advisor .............................     119,886.758     13.286181      1,592,837   $  1,592,983
                                                                                                          ------------
         NASDAQ-100(R) Fund
            Monument .....................................       1,508.688     17.246931         26,020
            Monument Advisor .............................     152,657.468     14.983800      2,287,389      2,313,409
                                                                                                          ------------
         NASDAQ-100(R) 2X Strategy Fund
            Monument Advisor .............................     237,355.021     14.021766      3,328,137      3,328,137
                                                                                                          ------------
         Nova Fund
            Monument .....................................          17.021      9.671077            165
            Monument Advisor .............................     257,433.894      9.929691      2,556,239      2,556,404
                                                                                                          ------------
         Precious Metals Fund
            Monument .....................................         185.257     23.557697          4,364
            Monument Advisor .............................     236,416.221     26.742489      6,322,358      6,326,722
                                                                                                          ------------
         Real Estate Fund
            Monument Advisor .............................     255,124.787     10.792860      2,753,526      2,753,526
                                                                                                          ------------
         Retailing Fund
            Monument Advisor .............................      10,597.116     12.844048        136,110        136,110
                                                                                                          ------------
         Russell 2000(R) 1.5X Strategy Fund
            Monument Advisor .............................     132,336.337     12.272859      1,624,145      1,624,145
                                                                                                          ------------
         Russell 2000(R) 2X Strategy Fund
            Monument Advisor .............................     161,986.844      6.189441      1,002,608      1,002,608
                                                                                                          ------------
         S&P 500 2X Strategy Fund
            Monument Advisor .............................     126,333.457      8.302578      1,048,893      1,048,893
                                                                                                          ------------
         S&P 500 Pure Growth Fund
            Monument .....................................         639.919     12.100012          7,743
            Monument Advisor .............................     189,969.212     12.971150      2,464,119      2,471,862
                                                                                                          ------------
         S&P 500 Pure Value Fund
            Monument Advisor .............................     201,523.097     11.383264      2,293,991      2,293,991
                                                                                                          ------------
         S&P MidCap 400 Pure Growth Fund
            Monument .....................................          78.360     16.937974          1,327
            Monument Advisor .............................     374,197.243     17.316297      6,479,711      6,481,038
                                                                                                          ------------
         S&P MidCap 400 Pure Value Fund
            Monument .....................................         218.873     13.287134          2,908
            Monument Advisor .............................     110,409.981     13.331757      1,471,959      1,474,867
                                                                                                          ------------
         S&P SmallCap 600 Pure Growth Fund
            Monument .....................................         325.653     13.453509          4,381
            Monument Advisor .............................     189,653.995     13.519842      2,564,092      2,568,473
                                                                                                          ------------
         S&P SmallCap 600 Pure Value Fund
            Monument Advisor .............................     156,847.333     12.244711      1,920,550      1,920,550
                                                                                                          ------------
         SGI All-Asset Aggressive Strategy Fund
            Monument Advisor .............................      11,366.795     10.951397        124,482        124,482
                                                                                                          ------------
         SGI All-Asset Conservative Strategy Fund
            Monument Advisor .............................      24,274.283     10.857958        263,569        263,569
                                                                                                          ------------
         SGI All-Asset Moderate Strategy Fund
            Monument Advisor .............................      42,960.762     10.891966        467,927        467,927
                                                                                                          ------------
         SGI Alternative Strategies Allocation Fund
            Monument Advisor .............................       6,536.760      8.164205         53,367         53,367
                                                                                                          ------------
         SGI CLS AdvisorOne Amerigo Fund
            Monument Advisor .............................     361,656.973     13.226491      4,783,453      4,783,453
                                                                                                          ------------
         SGI CLS AdvisorOne Clermont Fund
            Monument Advisor .............................     169,689.854     11.608587      1,969,859      1,969,859
                                                                                                          ------------
         SGI DWA Flexible Allocation Fund
            Monument Advisor .............................      21,519.294     10.081927        216,956        216,956
                                                                                                          ------------
         SGI DWA Sector Rotation Fund
            Monument Advisor .............................      18,923.348      9.856026        186,509        186,509
                                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                 UNITS          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         SGI International Long Short Select Fund
            Monument Advisor .............................       6,733.103   $  8.324370   $     56,049   $     56,049
                                                                                                          ------------
         SGI Managed Futures Strategy Fund
            Monument Advisor .............................     149,391.917      8.908808      1,330,904      1,330,904
                                                                                                          ------------
         SGI Multi-Hedge Strategies Fund
            Monument Advisor .............................      75,340.022      9.041888        681,216        681,216
                                                                                                          ------------
         SGI U.S. Long Short Momentum Fund
            Monument .....................................          91.528     16.487444          1,509
            Monument Advisor .............................      35,817.795     13.680284        489,998        491,507
                                                                                                          ------------
         Strengthening Dollar 2X Strategy Fund
            Monument Advisor .............................     131,793.363      7.012180        924,159        924,159
                                                                                                          ------------
         Technology Fund
            Monument Advisor .............................      71,092.330     12.924276        918,817        918,817
                                                                                                          ------------
         Telecommunications Fund
            Monument Advisor .............................      62,924.257     11.979219        753,783        753,783
                                                                                                          ------------
         Transportation Fund
            Monument Advisor .............................      48,922.070     13.302460        650,784        650,784
                                                                                                          ------------
         U.S. Government Money Market Fund
            Monument .....................................         874.826     10.160513          8,889
            Monument Advisor .............................   5,552,060.310     11.084878     61,543,911     61,552,800
                                                                                                          ------------
         Utilities Fund
            Monument .....................................          21.199     13.796407            292
            Monument Advisor .............................      97,515.990     12.407050      1,209,886      1,210,178
                                                                                                          ------------
         Weakening Dollar 2X Strategy Fund
            Monument Advisor .............................      20,114.566     11.792077        237,193        237,193
                                                                                                          ------------
      Rydex SGI Variable Funds:
         A Large Cap Core Fund
            Monument Advisor .............................       1,199.829     10.554042         12,663         12,663
                                                                                                          ------------
         D Global Fund
            Monument Advisor .............................         726.315     10.343090          7,512          7,512
                                                                                                          ------------
         J Mid-Cap Growth Fund
            Monument Advisor .............................         429.476     10.625885          4,564          4,564
                                                                                                          ------------
         N Managed Asset Allocation Fund
            Monument Advisor .............................       3,220.259     10.289706         33,136         33,136
                                                                                                          ------------
         P High Yield Fund
            Monument Advisor .............................      39,243.625     10.143939        398,085        398,085
                                                                                                          ------------
         Q Small Cap Value Fund
            Monument Advisor .............................       5,164.396     10.918533         56,388         56,388
                                                                                                          ------------
         X Small Cap Growth Fund
            Monument Advisor .............................         874.194     10.938044          9,562          9,562
                                                                                                          ------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Monument .....................................       1,107.867      9.157928         10,146
            Monument Advisor .............................      41,139.259     19.572422        805,195        815,341
                                                                                                          ------------
         Global Technology Portfolio
            Monument .....................................         479.850      7.220708          3,465
            Monument Advisor .............................      40,031.246     18.173681        727,515        730,980
                                                                                                          ------------
         Large-Cap Value Portfolio
            Monument Advisor .............................      66,296.741      9.915667        657,376        657,376
                                                                                                          ------------
         Smaller-Cap Value Portfolio
            Monument Advisor .............................      14,338.972     11.885258        170,422        170,422
                                                                                                          ------------
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II
            Monument Advisor .............................     536,227.109     11.247086      6,030,992      6,030,992
                                                                                                          ------------
         Equity Income Portfolio II
            Monument Advisor .............................     636,279.097     10.456126      6,653,014      6,653,014
                                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                 UNITS          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      T. Rowe Price Equity Series, Inc.: (continued)
         Health Sciences Portfolio II
            Monument Advisor .............................      97,432.875   $ 13.563626   $  1,321,543   $  1,321,543
                                                                                                          ------------
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II
            Monument Advisor .............................     197,126.904     11.573074      2,281,364      2,281,364
                                                                                                          ------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Monument .....................................         197.692     17.766289          3,512
            Monument Advisor .............................     340,562.769     12.472399      4,247,635      4,251,147
                                                                                                          ------------
      Timothy Plan Variable Series
         Strategic Growth Portfolio
            Monument Advisor .............................      11,408.023     10.505378        119,846        119,846
                                                                                                          ------------
      Van Eck VIP Trust:
         Emerging Markets Fund
            Monument .....................................       4,468.553     23.302180        104,127
            Monument Advisor .............................     357,717.464     23.773688      8,504,263      8,608,390
                                                                                                          ------------
         Global Bond Fund
            Monument .....................................          77.809     17.140707          1,334
            Monument Advisor .............................     101,614.183     13.290746      1,350,528      1,351,862
                                                                                                          ------------
         Global Hard Assets Fund
            Monument Advisor .............................     221,770.499     29.178418      6,470,912      6,470,912
                                                                                                          ------------
         Multi-Manager Alternatives Fund
            Monument .....................................         126.062     10.639828          1,341
            Monument Advisor .............................     126,357.909     11.816028      1,493,049      1,494,390
                                                                                                          ------------
      Vanguard Variable Insurance Fund:
         Balanced Portfolio
            Monument Advisor .............................      85,133.430     10.709057        911,699        911,699
                                                                                                          ------------
         Capital Growth Portfolio
            Monument Advisor .............................      64,978.114     10.698241        695,152        695,152
                                                                                                          ------------
         Diversified Value Portfolio
            Monument Advisor .............................      94,870.176      9.561087        907,062        907,062
                                                                                                          ------------
         Equity Income Portfolio
            Monument Advisor .............................      20,632.539     11.700554        241,412        241,412
                                                                                                          ------------
         Equity Index Portfolio
            Monument Advisor .............................     308,769.539      9.652044      2,980,257      2,980,257
                                                                                                          ------------
         Growth Portfolio
            Monument Advisor .............................      51,252.720     11.412043        584,898        584,898
                                                                                                          ------------
         High Yield Bond Portfolio
            Monument Advisor .............................      42,135.377     11.535124        486,037        486,037
                                                                                                          ------------
         International Portfolio
            Monument Advisor .............................     197,957.371      9.414591      1,863,688      1,863,688
                                                                                                          ------------
         Mid-Cap Index Portfolio
            Monument Advisor .............................      51,370.428     13.276907        682,040        682,040
                                                                                                          ------------
         REIT Index Portfolio
            Monument Advisor .............................     164,466.618     13.788503      2,267,748      2,267,748
                                                                                                          ------------
         Short-Term Investment Grade Portfolio
            Monument Advisor .............................     680,197.960     11.439752      7,781,296      7,781,296
                                                                                                          ------------
         Small Company Growth Portfolio
            Monument Advisor .............................      81,671.418     12.641789      1,032,473      1,032,473
                                                                                                          ------------
         Total Bond Market Index Portfolio
            Monument Advisor .............................     530,654.861     11.653768      6,184,129      6,184,129
                                                                                                          ------------
         Total Stock Market Index Portfolio
            Monument Advisor .............................     325,029.254      9.913215      3,222,085      3,222,085
                                                                                                          ------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Monument .....................................      15,190.255     15.800282        240,010
            Monument Advisor .............................      70,708.200     18.344777      1,297,126      1,537,136
                                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                              UNITS          VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Wells Fargo Advantage VT Funds: (continued)
         Opportunity Fund
            Monument .....................................................      523.339   $ 18.953758   $      9,919
            Monument Advisor .............................................   16,029.106     15.000853        240,450   $    250,369
                                                                                                                       ------------
         Small Cap Value Fund
            Monument Advisor .............................................   16,255.106      9.828940        159,770        159,770
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract
                  owners' deferred annuity reserves .................................................   $709,972,358   $709,972,358
-----------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ....................................................................................   $     83,476
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract
               owners' annuity payment reserves ....................................................................   $     83,476
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract
                  owners' reserves .................................................................................   $710,055,834
===================================================================================================================================

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

===========================================================================================================================

                                                                                                                ALLIANCE
                                                                                                                BERNSTEIN
                                                                                                                VARIABLE
                                                                                                                PRODUCTS
                                                                            THE ALGER PORTFOLIOS               SERIES FUND
                                                           -------------------------------------------------   ------------
                                                                                                                 GROWTH
                                                            CAPITAL        LARGE CAP    MID CAP    SMALL CAP       AND
                                                           APPRECIATION     GROWTH       GROWTH     GROWTH       INCOME
---------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .................................   $      5,894   $     8,083   $     --   $      --   $        --
Expenses:
   Mortality and expense risk fees .....................          1,204           311      1,504         298            --
---------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............          4,690         7,772     (1,504)       (298)           --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................        160,361       (73,120)    53,627      (4,777)      (31,269)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............             --            --         --          --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............             --           --          --          --            --
---------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...........................        160,361       (73,120)    53,627      (4,777)      (31,269)
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..................         51,449       174,221    120,175      78,686        78,096
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .................................   $    216,500   $   108,873   $172,298   $  73,611   $    46,827
===========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

=============================================================================================================================
                                                                                                                   ALLIANCE
                                                                                                                   BERNSTEIN
                                                                                                                   VARIABLE
                                                                                                                   PRODUCTS
                                                                            THE ALGER PORTFOLIOS                  SERIES FUND
                                                           ----------------------------------------------------   ------------
                                                                                                                     GROWTH
                                                             CAPITAL       LARGE CAP     MID CAP      SMALL CAP        AND
                                                           APPRECIATION     GROWTH       GROWTH        GROWTH        INCOME
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $      4,690   $     7,772   $    (1,504)  $    (298)  $        --
   Net realized gain (loss) on investments
      in portfolio shares ..............................        160,361       (73,120)       53,627      (4,777)      (31,269)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............         51,449       174,221       120,175      78,686        78,096
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .................................        216,500       108,873       172,298      73,611        46,827
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) .............................        361,934         4,728         3,614          15        49,912
   Contract redemptions ................................        (72,115)      (73,173)      (27,662)    (18,120)      (31,807)
   Net transfers .......................................       (244,362)     (180,624)      (50,514)    (69,883)      (39,907)
------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contract owners' transactions ....................         45,457      (249,069)      (74,562)    (87,988)      (21,802)
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............        261,957      (140,196)       97,736     (14,377)       25,025
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................      1,833,318     1,124,110     1,149,682     333,296       375,079
------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................   $  2,095,275   $   983,914   $ 1,247,418   $ 318,919   $   400,104
==============================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                                             ALPS
                                                           VARIABLE
     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND       INSURANCE
                      (CONTINUED)                            TRUST            AMERICAN CENTURY VARIABLE PORTFOLIOS
------------------------------------------------------    -----------   --------------------------------------------------
                                                            LISTED
 INTERNATIONAL  INTERNATIONAL   SMALL CAP    SMALL-MID     PRIVATE                  INCOME &   INFLATION
    GROWTH         VALUE         GROWTH      CAP VALUE      EQUITY       BALANCED    GROWTH    PROTECTION   INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------
$        8,420  $       6,605   $      --   $     5,664   $   138,244   $  18,939   $ 10,578   $   53,783   $      15,209

            --             --          --            --            --          --        119           --               4
--------------------------------------------------------------------------------------------------------------------------
         8,420          6,605          --         5,664       138,244      18,939     10,459       53,783          15,205
--------------------------------------------------------------------------------------------------------------------------

        25,325        (13,642)     26,377       229,022        53,279      (4,686)     6,283      101,382           8,398

            --             --          --            --        49,118          --         --           --              --

            --             --          --            --        28,599          --         --           --              --
--------------------------------------------------------------------------------------------------------------------------
        25,325        (13,642)     26,377       229,022       130,996      (4,686)     6,283      101,382           8,398
--------------------------------------------------------------------------------------------------------------------------

        26,095         18,456      75,304       242,233      (164,879)    106,187     50,855       (4,532)         65,875
--------------------------------------------------------------------------------------------------------------------------
$       59,840  $      11,419   $ 101,681   $   476,919   $   104,361   $ 120,440   $ 67,597   $  150,633   $      89,478
==========================================================================================================================

==========================================================================================================================

                                                             ALPS
                                                           VARIABLE
   ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND         INSURANCE
                (CONTINUED)                                  TRUST             AMERICAN CENTURY VARIABLE PORTFOLIOS
------------------------------------------------------    -----------   --------------------------------------------------
                                                            LISTED
INTERNATIONAL   INTERNATIONAL   SMALL CAP    SMALL-MID      PRIVATE                 INCOME &   INFLATION
   GROWTH           VALUE         GROWTH     CAP VALUE       EQUITY     BALANCED     GROWTH    PROTECTION   INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------
$        8,420  $       6,605   $      --   $     5,664   $   138,244   $  18,939   $ 10,459   $   53,783   $      15,205
        25,325        (13,642)     26,377       229,022       130,996      (4,686)     6,283      101,382           8,398

        26,095         18,456      75,304       242,233      (164,879)    106,187     50,855       (4,532)         65,875
--------------------------------------------------------------------------------------------------------------------------
        59,840         11,419     101,681       476,919       104,361     120,440     67,597      150,633          89,478
--------------------------------------------------------------------------------------------------------------------------

       166,969         80,799      76,613       447,397        34,840     408,308    250,663      965,799          96,883
        (6,133)       (47,192)     (9,039)      (71,529)       (5,152)    (83,856)  (111,082)    (223,481)        (55,374)
       (26,598)        98,585     355,210       575,502       467,323    (596,381)    15,075      375,355         156,643
--------------------------------------------------------------------------------------------------------------------------

       134,238        132,192     422,784       951,370       497,011    (271,929)   154,656    1,117,673         198,152
--------------------------------------------------------------------------------------------------------------------------
       194,078        143,611     524,465     1,428,289       601,372    (151,489)   222,253    1,268,306         287,630
--------------------------------------------------------------------------------------------------------------------------
       339,783        224,094      35,255     1,146,328       177,423   1,133,808    531,062    2,995,046         631,134
--------------------------------------------------------------------------------------------------------------------------
$      533,861   $    367,705   $ 559,720   $ 2,574,617   $   778,795   $ 982,319   $753,315   $4,263,352   $     918,764
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                              AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                        -----------------------------------------------------------

                                                                          LARGE        MID
                                                                         COMPANY       CAP
                                                                          VALUE       VALUE       ULTRA        VALUE        VISTA
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............   $  1,648    $   8,094   $     834   $    43,809   $     --
Expenses:
   Mortality and expense risk fees ..................................         --           --          --           331         --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ............................      1,648        8,094         834        43,478         --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...........................................     (5,342)       3,006      11,321       244,780      6,719
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...............................         --           --          --            --         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...............................         --           --          --            --         --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..................................................     (5,342)       3,006      11,321       244,780      6,719
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..................................      4,508       54,915      16,121       (55,708)    14,826
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ......   $    814    $  66,015   $  28,276   $   232,550   $ 21,545
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                              AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                        -----------------------------------------------------------

                                                                          LARGE        MID
                                                                         COMPANY       CAP
                                                                          VALUE       VALUE       ULTRA        VALUE       VISTA
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................  $   1,648   $   8,094   $     834   $    43,478   $      --
   Net realized gain (loss) on investments in portfolio shares ......     (5,342)      3,006      11,321       244,780       6,719
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...............................      4,508      54,915      16,121       (55,708)     14,826
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........        814      66,015      28,276       232,550      21,545
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..............     56,807     160,716     111,765       173,420          --
   Contract redemptions .............................................       (680)     (7,924)       (112)     (193,792)     (1,864)
   Net transfers ....................................................    (74,829)    367,348     (11,496)      360,203     884,175
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............................    (18,702)    520,140     100,157       339,831     882,311
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......................    (17,888)    586,155     128,433       572,381     903,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................    119,160          --      22,834     1,614,860      34,198
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............................  $ 101,272   $ 586,155   $ 151,267   $ 2,187,241   $ 938,054
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

 CREDIT                                                                                          DIREXION      DREYFUS
 SUISSE                                                                                          INSURANCE    INVESTMENT
 TRUST                                DFA INVESTMENT DIMENSIONS (s)*                               TRUST      PORTFOLIOS
---------   ---------------------------------------------------------------------------------   -----------   ------------
                                                                                                                 SMALL
COMMODITY                       VA             VA         VA SHORT-     VA U.S.      VA U.S.      DYNAMIC         CAP
 RETURN      VA GLOBAL    INTERNATIONAL   INTERNATIONAL     TERM        LARGE       TARGETED       VP HY         STOCK
 STRATEGY      BOND           SMALL          VALUE          FIXED       VALUE         VALUE        BOND          INDEX
--------------------------------------------------------------------------------------------------------------------------
$  27,657   $    27,134   $      16,353   $       6,711   $   1,766   $     8,980   $   1,680   $   618,341   $     7,193

       --            --              --              --          --            --          --            --            --
--------------------------------------------------------------------------------------------------------------------------
   27,657        27,134          16,353           6,711       1,766         8,980       1,680       618,341         7,193
--------------------------------------------------------------------------------------------------------------------------

   (7,951)          (58)         10,049               2          (8)           96          12       342,693       228,660

       --         2,719              --              --         946            --          --            --            --

       --        16,036              --              --         536            --          --            --            --
--------------------------------------------------------------------------------------------------------------------------

   (7,951)       18,697          10,049               2       1,474            96          12       342,693       228,660
--------------------------------------------------------------------------------------------------------------------------

   37,764       (46,770)         61,368          13,928      (2,925)       43,297      30,641       (98,150)       50,193
--------------------------------------------------------------------------------------------------------------------------
$  57,470   $      (939)  $      87,770   $      20,641   $     315   $    52,373   $  32,333   $   862,884   $   286,046
==========================================================================================================================

==========================================================================================================================
 CREDIT                                                                                          DIREXION      DREYFUS
 SUISSE                                                                                          INSURANCE    INVESTMENT
 TRUST                                DFA INVESTMENT DIMENSIONS (s)*                               TRUST      PORTFOLIOS
---------   ---------------------------------------------------------------------------------   -----------   ------------
                                                                                                                 SMALL
COMMODITY                      VA              VA         VA SHORT-     VA U.S.      VA U.S.      DYNAMIC         CAP
 RETURN      VA GLOBAL    INTERNATIONAL   INTERNATIONAL     TERM        LARGE       TARGETED       VP HY         STOCK
STRATEGY       BOND           SMALL           VALUE         FIXED       VALUE         VALUE        BOND          INDEX
--------------------------------------------------------------------------------------------------------------------------
$  27,657   $    27,134   $      16,353   $       6,711   $   1,766   $     8,980   $   1,680   $   618,341   $     7,193
   (7,951)       18,697          10,049               2       1,474            96          12       342,693       228,660

   37,764       (46,770)         61,368          13,928      (2,925)       43,297      30,641       (98,150)       50,193
--------------------------------------------------------------------------------------------------------------------------
   57,470          (939)         87,770          20,641         315        52,373      32,333       862,884       286,046
--------------------------------------------------------------------------------------------------------------------------

   96,655       698,597         232,704         485,690     229,744       665,893     370,663       273,393        13,774
  (33,970)       (2,384)         (1,697)         (1,963)     (1,241)       (3,148)     (1,141)   (1,176,723)      (54,231)
  (60,119)    1,890,296         766,920         263,714     351,746       386,710     100,464    (3,018,557)      (33,169)
--------------------------------------------------------------------------------------------------------------------------

    2,566     2,586,509         997,927         747,441     580,249     1,049,455     469,986    (3,921,887)      (73,626)
--------------------------------------------------------------------------------------------------------------------------
   60,036     2,585,570       1,085,697         768,082     580,564     1,101,828     502,319    (3,059,003)      212,420
--------------------------------------------------------------------------------------------------------------------------
  408,851            --              --              --          --            --          --     3,210,762     1,175,596
--------------------------------------------------------------------------------------------------------------------------
$ 468,887   $ 2,585,570   $   1,085,697   $     768,082   $ 580,564   $ 1,101,828   $ 502,319   $   151,759   $ 1,388,016
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                              DREYFUS
                                                                                              VARIABLE           EATON VANCE
                                                                                          INVESTMENT FUND     VARIABLE TRUST (a)*
                                                                                          ---------------   ------------------------
                                                               DREYFUS
                                                               SOCIALLY       DREYFUS                        FLOATING-
                                                              RESPONSIBLE      STOCK       INTERNATIONAL       RATE       LARGE-CAP
                                                                GROWTH        INDEX            VALUE          INCOME        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income dividends from investments in portfolio shares ..  $       978   $   143,088   $        56,933   $    35,240   $  14,390
Expenses:
    Mortality and expense risk fees ........................           73         1,383             1,410            --          --
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (expense) ..................          905       141,705            55,523        35,240      14,390
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
    Net realized gains (losses) on sales of investments
       in portfolio shares .................................        1,351      (588,857)         (198,985)         (121)         47
    Net realized short-term capital gain distributions from
       investments in portfolio shares .....................           --            --                --            --          --
    Net realized long-term capital gain distributions from
       investments in portfolio shares .....................           --            --                --            --          --
------------------------------------------------------------------------------------------------------------------------------------
          Net realized gain (loss) on investments in
             portfolio shares ..............................        1,351      (588,857)         (198,985)         (121)         47
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        1,757     1,528,250           329,513        31,153      15,921
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
             operations ....................................  $     4,013   $ 1,081,098   $       186,051   $    66,272   $  30,358
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                             DREYFUS
                                                                                             VARIABLE             EATON VANCE
                                                                                          INVESTMENT FUND      VARIABLE TRUST (a)*
                                                                                          ---------------   ------------------------
                                                               DREYFUS
                                                               SOCIALLY        DREYFUS                       FLOATING-
                                                              RESPONSIBLE      STOCK       INTERNATIONAL       RATE       LARGE-CAP
                                                                GROWTH         INDEX          VALUE           INCOME        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $       905   $   141,705   $        55,523   $    35,240   $  14,390
   Net realized gain (loss) on investments in portfolio
      shares ...............................................        1,351      (588,857)         (198,985)         (121)         47
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................        1,757     1,528,250           329,513        31,153      15,921
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................        4,013     1,081,098           186,051        66,272      30,358
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....           --       738,730           478,609       599,681     257,212
   Contract redemptions ....................................         (659)     (563,679)         (214,616)       (9,619)       (716)
   Net transfers ...........................................      (68,458)    1,848,574           114,924     2,268,902          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .....................      (69,117)    2,023,625           378,917     2,858,964     256,496
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      (65,104)    3,104,723           564,968     2,925,236     286,854
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      113,322     6,443,966         3,149,187            --          --
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period .....................  $    48,218   $ 9,548,689   $     3,714,155   $ 2,925,236   $ 286,854
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                          FEDERATED INSURANCE SERIES                                  FIDELITY VARIABLE INSURANCE PRODUCTS (t)*
-------------------------------------------------------------------------------   --------------------------------------------------
                  HIGH
 CAPITAL         INCOME       INTERNATIONAL                       MARKET                                  DISCIPLINED
INCOME II        BOND II     EQUITY II (b)*   KAUFMANN II   OPPORTUNITY II (b)*   BALANCED   CONTRAFUND    SMALL CAP      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$    31,089   $    760,206   $          409   $        --   $            8,799    $     --   $    1,202   $        --   $        16

         --            122               --            --                   --          --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
     31,089        760,084              409            --                8,799          --        1,202            --            16
------------------------------------------------------------------------------------------------------------------------------------

     15,331        646,388          (48,641)      (29,922)             (17,154)         --            1            --             1

         --             --               --            --                   --          --           42            --           132

         --             --               --            --                   --          --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
     15,331        646,388          (48,641)      (29,922)             (17,154)         --           43            --           133
------------------------------------------------------------------------------------------------------------------------------------

     19,301       (745,637)          31,254       123,041               13,737          30        2,028          (683)        1,384
------------------------------------------------------------------------------------------------------------------------------------
$    65,721   $    660,835   $      (16,978)  $    93,119   $            5,382    $     30   $    3,273   $      (683)  $     1,533
====================================================================================================================================

====================================================================================================================================

                          FEDERATED INSURANCE SERIES                                  FIDELITY VARIABLE INSURANCE PRODUCTS (t)*
-------------------------------------------------------------------------------   --------------------------------------------------
                 HIGH
  CAPITAL       INCOME       INTERNATIONAL                        MARKET                                  DISCIPLINED
 INCOME II      BOND II      EQUITY II (b)*   KAUFMANN II   OPPORTUNITY II (b)*   BALANCED   CONTRAFUND   SMALL CAP      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$    31,089   $    760,084   $          409   $        --   $            8,799    $     --   $    1,202   $        --   $        16
     15,331        646,388          (48,641)      (29,922)             (17,154)         --           43            --           133

     19,301       (745,637)          31,254       123,041               13,737          30        2,028          (683)        1,384
------------------------------------------------------------------------------------------------------------------------------------
     65,721        660,835          (16,978)       93,119                5,382          30        3,273          (683)        1,533
------------------------------------------------------------------------------------------------------------------------------------

     47,593        536,962               --       139,099                   --       4,029      120,164             1            --
     (5,147)      (279,350)          (1,952)       (9,342)              (3,229)        (12)        (115)           (6)          (70)
   (114,969)    (6,465,190)      (1,025,255)     (320,956)            (534,793)     34,488      275,279        85,241       273,919
------------------------------------------------------------------------------------------------------------------------------------

    (72,523)    (6,207,578)      (1,027,207)     (191,199)            (538,022)     38,505      395,328        85,236       273,849
------------------------------------------------------------------------------------------------------------------------------------
     (6,802)    (5,546,743)      (1,044,185)      (98,080)            (532,640)     38,535      398,601        84,553       275,382
------------------------------------------------------------------------------------------------------------------------------------
    507,489      8,284,096        1,044,185       649,040              532,640          --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
$   500,687   $  2,737,353   $           --   $   550,960   $               --    $ 38,535   $  398,601   $    84,553   $   275,382
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                         FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED) (t)*
                                                                  ------------------------------------------------------------------

                                                                                INTERNATIONAL
                                                                      HIGH         CAPITAL
                                                                     INCOME      APPRECIATION    MID CAP     OVERSEAS   REAL ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $   197,394   $          61   $     125   $      61   $       396
Expenses:
   Mortality and expense risk fees ............................            --              --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       197,394              61         125          61           396
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................           (32)             --          --          --            --
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................            --              55         165          10            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................            --              --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
           shares .............................................           (32)             55         165          10            --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      (174,893)            271         391         213         2,672
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................   $    22,469   $         387   $     681   $     284   $     3,068
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                         FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED) (t)*
                                                                  ------------------------------------------------------------------

                                                                                INTERNATIONAL
                                                                      HIGH         CAPITAL
                                                                     INCOME      APPRECIATION    MID CAP     OVERSEAS   REAL ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   197,394   $          61   $     125   $      61   $       396
   Net realized gain (loss) on investments in portfolio
      shares ..................................................           (32)             55         165          10            --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      (174,893)            271         391         213         2,672
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................        22,469             387         681         284         3,068
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........        25,204               1     218,100          --        63,118
   Contract redemptions .......................................          (458)             (5)        (28)         (8)          (24)
   Net transfers ..............................................     2,925,816          64,872      71,316     104,688       212,497
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................     2,950,562          64,868     289,388     104,680       275,591
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     2,973,031          65,255     290,069     104,964       278,659
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................            --              --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ......................   $ 2,973,031   $      65,255   $ 290,069   $ 104,964   $   278,659
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
   FIDELITY
   VARIABLE                                                                           FIRST
   INSURANCE                                                                          EAGLE          FRANKLIN TEMPLETON
   PRODUCTS                FINANCIAL INVESTORS VARIABLE INSURANCE TRUST              VARIABLE        VARIABLE INSURANCE
(CONTINUED) (t)*                 (IBBOTSON ETF ASSET ALLOCATION)                      FUNDS            PRODUCTS TRUST
----------------  ---------------------------------------------------------------  -----------  -----------------------------
                                                                                                   GLOBAL
                                                                                                    REAL           HIGH
   STRATEGIC      AGGRESSIVE                                            INCOME                     ESTATE         INCOME
    INCOME          GROWTH      BALANCED   CONSERVATIVE    GROWTH      & GROWTH      OVERSEAS   SECURITIES II  SECURITIES II
-----------------------------------------------------------------------------------------------------------------------------
  $      2,192    $       84  $    15,999  $    19,537   $    4,717  $      3,090  $    91,084  $      20,742  $      33,152

            --            --           --           --           --            --           --             --             --
-----------------------------------------------------------------------------------------------------------------------------
         2,192            84       15,999       19,537        4,717         3,090       91,084         20,742         33,152
-----------------------------------------------------------------------------------------------------------------------------

            --           (63)      25,516       51,800       16,282        10,596       47,649        157,284      1,246,748

           606            --           --           --           --            --           --             --             --

           566            --           --        1,300           --            --           --             --             --
-----------------------------------------------------------------------------------------------------------------------------
         1,172           (63)      25,516       53,100       16,282        10,596       47,649        157,284      1,246,748
-----------------------------------------------------------------------------------------------------------------------------

        (2,447)        1,922      179,353       13,887       52,482        21,891      699,005        (29,707)    (1,071,293)
-----------------------------------------------------------------------------------------------------------------------------
  $        917    $    1,943  $   220,868  $    86,524   $   73,481  $     35,577  $   837,738  $     148,319  $     208,607
=============================================================================================================================

=============================================================================================================================
   FIDELITY
   VARIABLE                                                                           FIRST
   INSURANCE                                                                          EAGLE          FRANKLIN TEMPLETON
   PRODUCTS                FINANCIAL INVESTORS VARIABLE INSURANCE TRUST              VARIABLE        VARIABLE INSURANCE
(CONTINUED) (t)*                 (IBBOTSON ETF ASSET ALLOCATION)                      FUNDS            PRODUCTS TRUST
----------------  ---------------------------------------------------------------  -----------  -----------------------------
                                                                                                   GLOBAL
                                                                                                    REAL           HIGH
   STRATEGIC      AGGRESSIVE                                            INCOME                     ESTATE         INCOME
    INCOME          GROWTH      BALANCED   CONSERVATIVE    GROWTH      & GROWTH      OVERSEAS   SECURITIES II  SECURITIES II
-----------------------------------------------------------------------------------------------------------------------------
  $      2,192    $       84  $    15,999  $    19,537   $    4,717  $      3,090  $    91,084  $      20,742  $      33,152
         1,172           (63)      25,516       53,100       16,282        10,596       47,649        157,284      1,246,748

        (2,447)        1,922      179,353       13,887       52,482        21,891      699,005        (29,707)    (1,071,293)
-----------------------------------------------------------------------------------------------------------------------------
           917         1,943      220,868       86,524       73,481        35,577      837,738        148,319        208,607
-----------------------------------------------------------------------------------------------------------------------------

        80,451         1,001    1,106,396      313,536      294,083     2,301,798    1,521,078         87,038        214,348
           (30)       (1,201)     (79,049)    (238,569)      (5,663)      (15,169)    (123,957)       (34,523)      (262,372)
        94,720         8,491      417,053       65,331       63,806    (1,930,260)     552,647         18,226     (9,033,298)
-----------------------------------------------------------------------------------------------------------------------------

       175,141         8,291    1,444,400      140,298      352,226       356,369    1,949,768         70,741     (9,081,322)
-----------------------------------------------------------------------------------------------------------------------------
       176,058        10,234    1,665,268      226,822      425,707       391,946    2,787,506        219,060     (8,872,715)
-----------------------------------------------------------------------------------------------------------------------------
            --        21,362      822,372    1,452,191      319,828       253,659    2,992,838        565,630     10,315,434
-----------------------------------------------------------------------------------------------------------------------------
  $    176,058    $   31,596  $ 2,487,640  $ 1,679,013   $  745,535  $    645,605  $ 5,780,344  $     784,690  $   1,442,719
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                                                        TEMPLETON
                                                                           MUTUAL        STRATEGIC       GLOBAL
                                                            INCOME         SHARES         INCOME          BOND           U.S.
                                                         SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  GOVERNMENT II
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..........................................   $      76,881  $      25,341  $      96,521  $      82,277  $      51,622
Expenses:
   Mortality and expense risk fees ...................              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............          76,881         25,341         96,521         82,277         51,622
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................         155,225         24,130        153,165        240,611         56,825
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............              --             --             --             --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............              --             --             --         14,884             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares .........................         155,225         24,130        153,165        255,495         56,825
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................         (22,798)       105,386         (9,053)       382,820        (18,601)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .............................   $     209,308  $     154,857  $     240,633  $     720,592  $      89,846
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================
                                                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                                                        TEMPLETON
                                                                           MUTUAL        STRATEGIC       GLOBAL
                                                            INCOME         SHARES         INCOME          BOND           U.S.
                                                         SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  GOVERNMENT II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $      76,881  $      25,341  $      96,521  $      82,277  $      51,622
   Net realized gain (loss) on investments in
     portfolio shares ................................         155,225         24,130        153,165        255,495         56,825
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................         (22,798)       105,386         (9,053)       382,820        (18,601)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .............................         209,308        154,857        240,633        720,592         89,846
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .......................................         185,992        267,304        460,718      1,118,773        112,226
   Contract redemptions ..............................         (35,221)       (17,211)      (275,459)      (454,066)      (151,310)
   Net transfers .....................................      (1,943,673)       326,022        928,277      3,363,642        352,198
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ................      (1,792,902)       576,115      1,113,536      4,028,349        313,114
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........      (1,583,594)       730,972      1,354,169      4,748,941        402,960
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................       8,571,497        884,501      1,746,825      3,184,959      1,313,203
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................   $   6,987,903  $   1,615,473  $   3,100,994  $   7,933,900  $   1,716,163
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                          INVESCO VARIABLE INSURANCE FUNDS (c)*
-------------------------------------------------------------------------------------------------------------------------
                                                       GLOBAL        GLOBAL
   BASIC       CAPITAL        CORE       FINANCIAL     HEALTH         REAL      GOVERNMENT      HIGH       INTERNATIONAL
   VALUE     DEVELOPMENT     EQUITY      SERVICES       CARE         ESTATE     SECURITIES      YIELD         GROWTH
-------------------------------------------------------------------------------------------------------------------------
$      784   $        --   $    4,120   $       24   $       --   $   105,256   $   51,792   $   536,990   $      36,768

        --            --           14           --           56         2,310           --           316              --
-------------------------------------------------------------------------------------------------------------------------
       784            --        4,106           24          (56)      102,946       51,792       536,674          36,768
-------------------------------------------------------------------------------------------------------------------------

    48,535        24,046       96,773       26,882        2,662       480,906      (44,735)    1,260,849          43,635

        --            --           --           --           --            --           --            --              --

        --            --           --           --           --            --           --            --              --
-------------------------------------------------------------------------------------------------------------------------
    48,535        24,046       96,773       26,882        2,662       480,906      (44,735)    1,260,849          43,635
-------------------------------------------------------------------------------------------------------------------------

  (105,518)       (4,818)     (52,171)      (3,387)      11,351      (342,835)      36,739    (1,014,047)         69,905
-------------------------------------------------------------------------------------------------------------------------
$  (56,199)  $    19,228   $   48,708   $   23,519   $   13,957   $   241,017   $   43,796   $   783,476   $     150,308
=========================================================================================================================

=========================================================================================================================
                                          INVESCO VARIABLE INSURANCE FUNDS (c)*
-------------------------------------------------------------------------------------------------------------------------
                                                       GLOBAL        GLOBAL
   BASIC       CAPITAL        CORE       FINANCIAL     HEALTH         REAL      GOVERNMENT      HIGH       INTERNATIONAL
   VALUE     DEVELOPMENT     EQUITY      SERVICES       CARE         ESTATE     SECURITIES      YIELD         GROWTH
-------------------------------------------------------------------------------------------------------------------------
$      784   $        --   $    4,106   $       24   $      (56)  $   102,946   $   51,792   $   536,674   $      36,768
    48,535        24,046       96,773       26,882        2,662       480,906      (44,735)    1,260,849          43,635

  (105,518)       (4,818)     (52,171)      (3,387)      11,351      (342,835)      36,739    (1,014,047)         69,905
-------------------------------------------------------------------------------------------------------------------------
   (56,199)       19,228       48,708       23,519       13,957       241,017       43,796       783,476         150,308
-------------------------------------------------------------------------------------------------------------------------

        --        14,413       45,832        4,556       10,014       855,113      252,466       636,778          26,097
   (40,544)      (19,773)    (194,482)     (47,238)      (1,358)     (137,329)    (116,195)     (326,313)        (63,112)
  (487,290)      (74,760)    (637,524)    (163,763)      93,078    (2,060,374)    (491,290)   (3,780,876)      1,160,717
-------------------------------------------------------------------------------------------------------------------------

  (527,834)      (80,120)    (786,174)    (206,445)     101,734    (1,342,590)    (355,019)   (3,470,411)      1,123,702
-------------------------------------------------------------------------------------------------------------------------
  (584,033)      (60,892)    (737,466)    (182,926)     115,691    (1,101,573)    (311,223)   (2,686,935)      1,274,010
-------------------------------------------------------------------------------------------------------------------------
   587,701       126,180    1,192,951      212,732      173,267     3,411,560      870,997     8,813,296         806,954
-------------------------------------------------------------------------------------------------------------------------
$    3,668   $    65,288   $  455,485   $   29,806   $  288,958   $ 2,309,987   $  559,774   $ 6,126,361   $   2,080,964
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                         IVY FUNDS
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                                                                     INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (c)*  PORTFOLIOS
                                                                    --------------------------------------------------  ------------
                                                                         MID                  VAN KAMPEN   VAN KAMPEN
                                                                      CAP CORE                 EQUITY &      GROWTH &     ASSET
                                                                       EQUITY     TECHNOLOGY  INCOME (t)*  INCOME (t)*   STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $      2,242  $       --  $        --  $        --  $    31,829
Expenses:
   Mortality and expense risk fees ...............................            --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         2,242          --           --           --       31,829
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ............................................        43,511      24,637           --           --        2,670
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................            --          --           --           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................            --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..................................................        43,511      24,637           --           --        2,670
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................        23,780     (22,399)          25            6      458,222
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....  $     69,533  $    2,238  $        25  $         6  $   492,721
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                         IVY FUNDS
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                                                                     INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (c)*  PORTFOLIOS
                                                                    --------------------------------------------------  ------------
                                                                         MID                  VAN KAMPEN   VAN KAMPEN
                                                                      CAP CORE                 EQUITY &      GROWTH &     ASSET
                                                                       EQUITY     TECHNOLOGY  INCOME (t)*  INCOME (t)*   STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $      2,242  $       --  $        --  $        --  $    31,829
   Net realized gain (loss) on investments in portfolio shares ...        43,511      24,637           --           --        2,670
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................        23,780     (22,399)          25            6      458,222
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......        69,533       2,238           25            6      492,721
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
     Net contract purchase payments (including breakage) .........       122,040       1,199           (1)          --    1,394,432
     Contract redemptions ........................................       (10,795)     (1,734)          (4)          --      (65,949)
     Net transfers ...............................................      (203,919)   (223,028)      34,488        3,805    2,272,900
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ....................................       (92,674)   (223,563)      34,483        3,805    3,601,383
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................       (23,141)   (221,325)      34,508        3,811    4,094,104
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................       620,052     344,530           --           --      936,451
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................  $    596,911  $  123,205  $    34,508  $     3,811  $ 5,030,555
====================================================================================================================================

*    See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                                 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                       GLOBAL
                          DIVIDEND                     NATURAL                    HIGH       MID CAP      SCIENCE AND
 BALANCED      BOND     OPPORTUNITIES    ENERGY    RESOURCES (t)*    GROWTH      INCOME       GROWTH      TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
$    5,066  $    3,831  $       1,106  $      635  $           --  $      300  $   19,126  $         62  $          --

        --          --             --          --              --          --          --            --             --
-----------------------------------------------------------------------------------------------------------------------
     5,066       3,831          1,106         635              --         300      19,126            62             --
-----------------------------------------------------------------------------------------------------------------------

    13,599         (75)          (743)     (9,167)             --        (818)      2,487         4,159         (1,207)

        --          --             --          --              --          --          --            --            144

     3,692          --             --          --              --          --          --            --          1,863
-----------------------------------------------------------------------------------------------------------------------
    17,291         (75)          (743)     (9,167)             --        (818)      2,487         4,159            800
-----------------------------------------------------------------------------------------------------------------------

    26,624      (4,618)        26,771      77,792             874       5,759      21,381       163,693         12,830
-----------------------------------------------------------------------------------------------------------------------
$   48,981  $     (862) $      27,134  $   69,260  $          874  $    5,241  $   42,994  $    167,914  $      13,630
=======================================================================================================================

=======================================================================================================================

                                 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                       GLOBAL
                          DIVIDEND                     NATURAL                    HIGH       MID CAP      SCIENCE AND
 BALANCED      BOND     OPPORTUNITIES    ENERGY    RESOURCES (t)*    GROWTH      INCOME       GROWTH      TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
$    5,066  $    3,831  $       1,106  $      635  $           --  $      300  $   19,126  $         62  $          --
    17,291         (75)          (743)     (9,167)             --        (818)      2,487         4,159            800

    26,624      (4,618)        26,771      77,792             874       5,759      21,381       163,693         12,830
-----------------------------------------------------------------------------------------------------------------------
    48,981        (862)        27,134      69,260             874       5,241      42,994       167,914         13,630
-----------------------------------------------------------------------------------------------------------------------

   211,099          (1)        17,129      38,323              --      21,427      31,571       101,981         32,961
   (15,545)       (261)       (51,326)    (18,740)             --     (16,322)     (9,324)      (13,809)          (723)
    12,364     546,944        205,483     137,160          50,811      43,867     239,735       679,676        240,898
-----------------------------------------------------------------------------------------------------------------------

   207,918     546,682        171,286     156,743          50,811      48,972     261,982       767,848        273,136
-----------------------------------------------------------------------------------------------------------------------
   256,899     545,820        198,420     226,003          51,685      54,213     304,976       935,762        286,766
-----------------------------------------------------------------------------------------------------------------------
        --          --             --     110,169              --          --     109,235        21,186         14,579
-----------------------------------------------------------------------------------------------------------------------
$  256,899  $  545,820  $     198,420  $  336,172  $       51,685  $   54,213  $  414,211  $    956,948  $     301,345
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                IVY FUNDS
                                                                VARIABLE
                                                                INSURANCE
                                                               PORTFOLIOS
                                                               (CONTINUED)            JANUS ASPEN  SERIES - INSTITUTIONAL
                                                               ----------   --------------------------------------------------------

                                                                                                                         GLOBAL
                                                                                                                          LIFE
                                                                  VALUE       BALANCED     ENTERPRISE      FORTY      SCIENCES (d)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $   1,289   $   169,591   $     1,558   $     6,238   $         238
Expenses:
   Mortality and expense risk fees ..........................          --            --         1,111            --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................       1,289       169,591           447         6,238             238
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................       1,509       (11,885)     (159,554)      (77,478)         46,426
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..................          --            --            --            --              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................          --            --            --            --           1,597
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ................................       1,509       (11,885)     (159,554)      (77,478)         48,023
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................      72,910       393,195       649,266       199,809         (42,560)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................   $  75,708   $   550,901   $   490,159   $   128,569   $       5,701
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                IVY FUNDS
                                                                VARIABLE
                                                                INSURANCE
                                                               PORTFOLIOS
                                                               (CONTINUED)            JANUS ASPEN  SERIES - INSTITUTIONAL
                                                               ----------   --------------------------------------------------------

                                                                                                                          GLOBAL
                                                                                                                          LIFE
                                                                  VALUE       BALANCED     ENTERPRISE      FORTY      SCIENCES (d)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $    1,289   $   169,591   $       447   $     6,238   $         238
   Net realized gain (loss) on investments in portfolio
      shares ................................................       1,509       (11,885)     (159,554)      (77,478)         48,023
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ....................      72,910       393,195       649,266       199,809         (42,560)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................      75,708       550,901       490,159       128,569           5,701
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......     147,818       929,844        70,840       408,236              (1)
   Contract redemptions .....................................      (5,301)     (143,679)      (84,178)      (43,664)            (60)
   Net transfers ............................................     384,967     2,035,360      (236,600)     (100,523)       (192,223)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................     527,484     2,821,525      (249,938)      264,049        (192,284)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............     603,192     3,372,426       240,221       392,618        (186,583)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................          --     3,065,197     2,178,865     1,477,304         186,583
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................  $  603,192   $ 6,437,623   $ 2,419,086   $ 1,869,922   $          --
====================================================================================================================================

*    See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                                                         JANUS
                                                                         ASPEN
                                                                         SERIES
       JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)                  - SERVICE             LAZARD RETIREMENT SERIES
------------------------------------------------------------------   ------------   ------------------------------------------
                                                                                                                       US
  GROWTH                                    PERKINS                     INTECH        EMERGING                      SMALL-MID
   AND                                      MID CAP                  RISK-MANAGED     MARKETS      INTERNATIONAL       CAP
INCOME (d)*      JANUS        OVERSEAS       VALUE       WORLDWIDE     CORE (d) *      EQUITY         EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------
$     1,900   $     9,690   $    53,618   $    30,635   $    2,061   $         --   $    107,895   $      16,042   $    2,783

        182           897           152            --        1,028             --            100              --           83
------------------------------------------------------------------------------------------------------------------------------
      1,718         8,793        53,466        30,635        1,033             --        107,795          16,042        2,700
------------------------------------------------------------------------------------------------------------------------------

     90,877       (56,879)     (411,521)      117,096      167,192         (5,751)     1,587,984         155,603       96,884

         --            --            --            --           --             --             --              --       57,443

         --            --            --            --           --             --             --              --       21,594
------------------------------------------------------------------------------------------------------------------------------
     90,877       (56,879)     (411,521)      117,096      167,192         (5,751)     1,587,984         155,603      175,921
------------------------------------------------------------------------------------------------------------------------------

    (65,549)      183,024     2,139,141       480,648     (117,617)         7,373        (37,736)       (164,445)     (14,219)
------------------------------------------------------------------------------------------------------------------------------
$    27,046   $   134,938   $ 1,781,086   $   628,379   $   50,608   $      1,622   $  1,658,043   $       7,200   $  164,402
==============================================================================================================================

==============================================================================================================================

                                                                         JANUS
                                                                         ASPEN
                                                                         SERIES
       JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)                  - SERVICE             LAZARD RETIREMENT SERIES
------------------------------------------------------------------   ------------   ------------------------------------------
                                                                                                                       US
  GROWTH                                    PERKINS                     INTECH        EMERGING                      SMALL-MID
   AND                                      MID CAP                  RISK-MANAGED     MARKETS      INTERNATIONAL       CAP
INCOME (d)*      JANUS        OVERSEAS       VALUE       WORLDWIDE     CORE (d) *      EQUITY         EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------
$     1,718   $     8,793   $    53,466   $    30,635   $    1,033   $         --   $    107,795   $      16,042   $    2,700
     90,877       (56,879)     (411,521)      117,096      167,192         (5,751)     1,587,984         155,603      175,921

    (65,549)      183,024     2,139,141       480,648     (117,617)         7,373        (37,736)       (164,445)     (14,219)
------------------------------------------------------------------------------------------------------------------------------
     27,046       134,938     1,781,086       628,379       50,608          1,622      1,658,043           7,200      164,402
------------------------------------------------------------------------------------------------------------------------------

         (1)      217,149       726,921       951,488       73,324             (1)     1,152,705         136,678       12,112
     (3,395)     (288,762)     (652,495)     (401,546)     (20,579)           (19)      (543,092)       (372,085)    (106,652)
 (1,262,852)     (174,968)     (487,487)      164,029     (756,775)       (75,447)       331,682        (362,842)     (43,571)
------------------------------------------------------------------------------------------------------------------------------

 (1,266,248)     (246,581)     (413,061)      713,971     (704,030)       (75,467)       941,295        (598,249)    (138,111)
------------------------------------------------------------------------------------------------------------------------------
 (1,239,202)     (111,643)    1,368,025     1,342,350     (653,422)       (73,845)     2,599,338        (591,049)      26,291
------------------------------------------------------------------------------------------------------------------------------
  1,239,202     1,186,096     8,083,553     3,564,582      985,302         73,845      7,646,402       1,811,203      830,538
------------------------------------------------------------------------------------------------------------------------------
$        --   $ 1,074,453   $ 9,451,578   $ 4,906,932   $  331,880   $         --   $ 10,245,740   $   1,220,154   $  856,829
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                  LAZARD
                                                                RETIREMENT
                                                                  SERIES
                                                                (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                                ----------   ------------------------------------------------------
                                                                                           CLEARBRIDGE   CLEARBRIDGE
                                                                    US       CLEARBRIDGE     EQUITY      FUNDAMENTAL   CLEARBRIDGE
                                                                STRATEGIC     AGGRESSIVE     INCOME        ALL CAP      LARGE CAP
                                                                  EQUITY        GROWTH       BUILDER      VALUE (e)*     GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $      699   $     1,090   $    11,147   $     2,513   $       246
Expenses:
   Mortality and expense risk fees ..........................           --            --            --            24            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................          699         1,090        11,147         2,489           246
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................          (80)       (7,824)       (5,252)        5,522        50,687
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..................           --            --            --            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
          portfolio shares ..................................          (80)       (7,824)       (5,252)        5,522        50,687
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ....................       12,292       188,304        25,279        15,144       (34,983)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .................................   $   12,911   $   181,570   $    31,174   $    23,155   $    15,950
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                  LAZARD
                                                                RETIREMENT
                                                                  SERIES
                                                                (CONTINUED)       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                                ---------    ------------------------------------------------------
                                                                                           CLEARBRIDGE   CLEARBRIDGE
                                                                   US        CLEARBRIDGE     EQUITY      FUNDAMENTAL   CLEARBRIDGE
                                                                STRATEGIC    AGGRESSIVE      INCOME        ALL CAP      LARGE CAP
                                                                 EQUITY        GROWTH        BUILDER      VALUE (e)*     GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $      699   $     1,090   $    11,147   $     2,489   $       246
   Net realized gain (loss) on investments in
      portfolio shares ......................................          (80)       (7,824)       (5,252)        5,522        50,687
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ....................       12,292       188,304        25,279        15,144       (34,983)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ....................................       12,911       181,570        31,174        23,155        15,950
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......        3,465         7,342            (1)       39,170        12,150
   Contract redemptions .....................................         (113)      (60,258)       (5,702)      (19,553)      (10,504)
   Net transfers ............................................       50,505      (107,935)       20,849        53,570      (175,711)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................       53,857      (160,851)       15,146        73,187      (174,065)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............       66,768        20,719        46,320        96,342      (158,115)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................       48,068       834,556       257,088        86,042       374,070
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $  114,836   $   855,275   $   303,408   $   182,384   $   215,955
===================================================================================================================================

 * See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                                                                                    NATIONWIDE
                                                                                                                     VARIABLE
 LEGG MASON PARTNERS                                                                                   MERGER       INSURANCE
VARIABLE INCOME TRUST                      LORD ABBETT SERIES FUND                                    FUND (a)*       TRUST
-----------------------   -------------------------------------------------------------------------   ----------    -----------
  WESTERN      WESTERN
   ASSET        ASSET                                                 GROWTH
GLOBAL HIGH   STRATEGIC     BOND        CAPITAL         CLASSIC        AND           INTERNATIONAL       MERGER       BOND
 YIELD BOND     BOND      DEBENTURE   STRUCTURE (f)*   STOCK (g)*     INCOME       OPPORTUNITIES (h)*    FUND VL      INDEX
-------------------------------------------------------------------------------------------------------------------------------
$   112,648   $  24,773   $ 145,486   $       11,304   $       656   $     6,118   $          4,097   $        --   $   53,960

         --          --          --               19            --         1,081                 --            --           --
-------------------------------------------------------------------------------------------------------------------------------
    112,648      24,773     145,486           11,285           656         5,037              4,097            --       53,960
-------------------------------------------------------------------------------------------------------------------------------

  2,018,059      49,156     237,463           14,082          (100)      (74,723)           132,796        70,296        8,275

         --          --          --               --            --            --                 --        92,769        4,080

         --          --          --               --            --            --                 --            --        6,496
-------------------------------------------------------------------------------------------------------------------------------
  2,018,059      49,156     237,463           14,082          (100)      (74,723)           132,796       163,065       18,851
-------------------------------------------------------------------------------------------------------------------------------

 (2,089,040)      9,542    (136,711)          28,040        20,425       242,149            (20,009)      (90,659)      19,485
-------------------------------------------------------------------------------------------------------------------------------
$    41,667   $  83,471   $ 246,238   $       53,407   $    20,981   $   172,463   $        116,884   $    72,406   $   92,296
===============================================================================================================================

=================================================================================================================================

                                                                                                                      NATIONWIDE
                                                                                                                       VARIABLE
  LEGG MASON PARTNERS                                                                                     MERGER      INSURANCE
 VARIABLE INCOME TRUST                            LORD ABBETT SERIES FUND                                FUND (a)*      TRUST
-----------------------   ---------------------------------------------------------------------------   -----------   -----------
  WESTERN      WESTERN
   ASSET        ASSET                                                    GROWTH
GLOBAL HIGH   STRATEGIC     BOND            CAPITAL        CLASSIC        AND         INTERNATIONAL      MERGER         BOND
 YIELD BOND     BOND      DEBENTURE     STRUCTURE (f)*    STOCK (g)*     INCOME      OPPORTUNITIES(h)*   FUND VL       INDEX
---------------------------------------------------------------------------------------------------------------------------------
$   112,648   $  24,773   $   145,486   $       11,285   $       656   $     5,037   $          4,097   $        --   $   53,960
  2,018,059      49,156       237,463           14,082          (100)      (74,723)           132,796       163,065       18,851

 (2,089,040)      9,542     (136,711)           28,040        20,425       242,149            (20,009)      (90,659)      19,485
---------------------------------------------------------------------------------------------------------------------------------
     41,667      83,471       246,238           53,407        20,981       172,463            116,884        72,406       92,296
---------------------------------------------------------------------------------------------------------------------------------

     40,402       9,403     1,708,878           18,000            --        63,402             79,637       275,981       51,465
   (470,822)    (32,957)     (112,935)          (1,897)         (439)      (37,384)           (12,124)     (159,753)    (245,461)
(20,672,573)    461,907      (158,041)          42,115        94,967       (62,375)          (851,262)    4,156,857      180,945
---------------------------------------------------------------------------------------------------------------------------------

(21,102,993)    438,353     1,437,902           58,218        94,528       (36,357)          (783,749)    4,273,085      (13,051)
---------------------------------------------------------------------------------------------------------------------------------
(21,061,326)    521,824     1,684,140          111,625       115,509       136,106           (666,865)    4,345,491       79,245
---------------------------------------------------------------------------------------------------------------------------------
 22,385,448     423,106       870,401          254,734        82,892     1,063,007          1,110,033            --    1,644,178
---------------------------------------------------------------------------------------------------------------------------------
$ 1,324,122   $ 944,930   $ 2,554,541   $      366,359   $   198,401   $ 1,199,113   $        443,168   $ 4,345,491   $1,723,423
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                          NEUBERGER
                                                                                                                            BERMAN
                                                                                                                          ADVISERS
                                                                                                                          MANAGEMENT
                                                                     NATIONWIDE VARIABLE INSURANCE TRUST (CONTINUED)        TRUST
                                                                ------------------------------------------------------    ---------
                                                                INTERNATIONAL     MID CAP       S&P 500      SMALL CAP     MID-CAP
                                                                    INDEX          INDEX         INDEX         INDEX        GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $      54,647   $    19,591   $    38,605   $    12,664   $      --
Expenses:
   Mortality and expense risk fees ..........................              --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................          54,647        19,591        38,605        12,664          --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
     in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ....................................        (332,220)      (38,829)       91,390        75,723     236,837
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...................              --            --            --            --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...................              --         1,521            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
          in portfolio shares ...............................       (332,220)      (37,308)        91,390        75,723     236,837
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .......................         462,655       356,751       188,119        70,856      (3,955)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          from operations ...................................   $     185,082   $   339,034   $   318,114   $   159,243   $ 232,882
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                          NEUBERGER
                                                                                                                            BERMAN
                                                                                                                          ADVISERS
                                                                                                                          MANAGEMENT
                                                                    NATIONWIDE VARIABLE INSURANCE TRUST(CONTINUED)          TRUST
                                                                -------------------------------------------------------   ----------
                                                                INTERNATIONAL     MID CAP       S&P 500      SMALL CAP     MID-CAP
                                                                    INDEX          INDEX         INDEX         INDEX       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $      54,647   $    19,591   $    38,605   $    12,664   $      --
   Net realized gain (loss) on investments in
      portfolio shares ......................................        (332,220)      (37,308)       91,390        75,723     236,837
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................         462,655       356,751       188,119        70,856      (3,955)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................         185,082       339,034       318,114       159,243     232,882
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......         174,852        18,525       361,736        69,042       5,815
   Contract redemptions .....................................        (120,803)      (43,987)     (124,090)      (14,379)    (64,125)
   Net transfers ............................................         (57,645)      (97,728)     (167,228)      134,061     193,229
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................          (3,596)     (123,190)       70,418       188,724     134,919
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............         181,486       215,844       388,532       347,967     367,801
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................       2,069,581     1,308,031     1,844,276       857,181     503,997
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ....................   $   2,251,067   $ 1,523,875   $ 2,232,808   $ 1,205,148   $ 871,798
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                     NORTHERN LIGHTS VARIABLE TRUST
--------------------------------------------------------------------   ----------------------------------------------------
                                                                                                            CHARIOT
                              SHORT                                                                         ABSOLUTE
                            DURATION      SMALL-CAP       SOCIALLY        ADAPTIVE         CHANGING        RETURN ALL
  PARTNERS       REGENCY      BOND          GROWTH       RESPONSIVE    ALLOCATION (t)*     PARAMETERS   OPPORTUNITIES (t)*
---------------------------------------------------------------------------------------------------------------------------
$      11,495   $   3,906   $  21,259   $           --   $       224   $        --   $         50,345   $               --

            3          --          15               --            --            --                 --                   --
---------------------------------------------------------------------------------------------------------------------------
       11,492       3,906      21,244               --           224            --             50,345                   --
---------------------------------------------------------------------------------------------------------------------------

      307,827      44,660      69,651           48,899        55,642            --           (47,831)                   --

           --          --          --               --            --            --                 --                   --

           --          --          --               --            --            --                 --                   --
---------------------------------------------------------------------------------------------------------------------------
      307,827      44,660      69,651          48,899         55,642            --            (47,831)                  --
---------------------------------------------------------------------------------------------------------------------------

      (65,650)    (25,956)    (19,656)         13,205         39,152          (322)          (243,470)                   1
---------------------------------------------------------------------------------------------------------------------------
$     253,669   $  22,610   $  71,239   $      62,104    $    95,018   $      (322)  $       (240,956)  $                1
===========================================================================================================================

===========================================================================================================================

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                     NORTHERN LIGHTS VARIABLE TRUST
--------------------------------------------------------------------   ----------------------------------------------------
                                                                                                            CHARIOT
                               SHORT                                                                        ABSOLUTE
                             DURATION      SMALL-CAP       SOCIALLY       ADAPTIVE         CHANGING        RETURN ALL
   PARTNERS      REGENCY       BOND         GROWTH        RESPONSIVE   ALLOCATION (t)*    PARAMETERS    OPPORTUNITIES (t)*
---------------------------------------------------------------------------------------------------------------------------
$      11,492   $   3,906   $  21,244   $           --   $       224   $            --   $     50,345   $               --
      307,827      44,660      69,651           48,899        55,642                --        (47,831)                  --

      (65,650)    (25,956)    (19,656)          13,205        39,152              (322)      (243,470)                   1
---------------------------------------------------------------------------------------------------------------------------
      253,669      22,610      71,239           62,104        95,018              (322)      (240,956)                   1
---------------------------------------------------------------------------------------------------------------------------

       66,287       8,220      54,272          331,038        53,527                --      1,160,900                   --
     (144,539)   (115,606)    (38,017)         (25,308)      (12,656)              (23       (466,663)                  (2)
     (440,573)     64,416    (238,166)          (4,940)      427,802            65,376      5,344,467                  335
---------------------------------------------------------------------------------------------------------------------------

     (518,825)    (42,970)   (221,911)         300,790       468,673            65,353      6,038,704                  333
---------------------------------------------------------------------------------------------------------------------------
     (265,156)    (20,360)   (150,672)         362,894       563,691            65,031      5,797,748                  334
---------------------------------------------------------------------------------------------------------------------------
    2,066,318     583,364     606,610          329,833       211,180                --      8,132,133                   --
---------------------------------------------------------------------------------------------------------------------------
$   1,801,162   $ 563,004   $ 455,938   $      692,727   $   774,871   $        65,031   $ 13,929,881   $              334
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                           PIMCO
                                                                                                                         VARIABLE
                                                                      NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)           TRUST
                                                                 ---------------------------------------------------    ------------
                                                                                              JNF
                                                                                             LOOMIS          JNF
                                                                    JNF          JNF         SAYLES         MONEY           ALL
                                                                  BALANCED      EQUITY      BOND (i)*       MARKET         ASSET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $    6,736   $    4,631   $     8,972   $     11,601   $   712,474
Expenses:
   Mortality and expense risk fees ...........................          624        2,839            --          3,883            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................        6,112        1,792         8,972          7,718       712,474
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................       21,353      (36,278)     (881,108)            --       678,633
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................           --           --     1,314,929             --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................           --           --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .................................       21,353      (36,278)      433,821             --       678,633
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................        6,770      161,705      (474,175)            --      (262,630)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .......................................   $   34,235   $  127,219   $   (31,382)  $      7,718   $ 1,128,477
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                                                           PIMCO
                                                                                                                         VARIABLE
                                                                      NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)           TRUST
                                                                 ---------------------------------------------------    ------------
                                                                                              JNF
                                                                                             LOOMIS          JNF
                                                                    JNF          JNF         SAYLES         MONEY           ALL
                                                                  BALANCED      EQUITY      BOND (i)*       MARKET         ASSET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $    6,112   $    1,792   $     8,972   $      7,718   $   712,474
   Net realized gain (loss) on investments in portfolio
      shares .................................................       21,353      (36,278)      433,821             --       678,633
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................        6,770      161,705      (474,175)            --      (262,630)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..........................................       34,235      127,219       (31,382)         7,718     1,128,477
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......           39           --            (1)    73,353,141     1,340,277
   Contract redemptions ......................................      (81,017)     (10,538)      (10,764)   (12,813,324)     (473,294)
   Net transfers .............................................     (222,343)     109,801    (8,111,788)   (26,868,292)    2,309,096
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .......................     (303,321)      99,263    (8,122,553)    33,671,525     3,176,079
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............     (269,086)     226,482    (8,153,935)    33,679,243     4,304,556
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      488,003      481,591     8,153,935     53,987,334     5,620,726
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........................   $  218,917   $  708,073   $        --   $ 87,666,577   $ 9,925,282
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                                               PIMCO VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                              FOREIGN      FOREIGN
COMMODITY-     EMERGING        BOND          BOND         GLOBAL         GLOBAL                      LONG
REALRETURN      MARKETS      US DOLLAR    US DOLLAR        BOND       MULTI-ASSET       HIGH        TERM US          LOW
 STRATEGY        BOND          HEDGED     UN HEDGED       UNHEDGED      ADM (t)*        YIELD      GOVERNMENT      DURATION
-----------------------------------------------------------------------------------------------------------------------------
$   626,304   $   442,117   $    94,396   $    24,306   $    66,988   $     2,482   $  2,319,578   $    74,561   $   178,481

         --            --            --            --            --            --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------
    626,304       442,117        94,396        24,306        66,988         2,482      2,319,578        74,561       178,481
-----------------------------------------------------------------------------------------------------------------------------

    273,002       972,216       341,749        84,767       208,215            --      4,796,434       125,604        14,391

    129,484            --        72,690        10,101        42,337            --             --        27,146        38,211

         --            --        13,753            --         8,467            --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------
    402,486       972,216       428,192        94,868       259,019            --      4,796,434       152,750        52,602
-----------------------------------------------------------------------------------------------------------------------------

   (103,270)     (133,849)     (142,141)        6,444       151,367          (178)    (1,900,242)       68,587       312,829
-----------------------------------------------------------------------------------------------------------------------------
$   925,520   $ 1,280,484   $   380,447   $   125,618   $   477,374   $     2,304   $  5,215,770   $   295,898   $   543,912
=============================================================================================================================

=============================================================================================================================

                                               PIMCO VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                              FOREIGN      FOREIGN
COMMODITY-     EMERGING        BOND          BOND         GLOBAL         GLOBAL                      LONG
REALRETURN      MARKETS      US DOLLAR    US DOLLAR        BOND       MULTI-ASSET       HIGH        TERM US          LOW
 STRATEGY        BOND         HEDGED      UN HEDGED       UNHEDGED      ADM (t)*        YIELD      GOVERNMENT      DURATION
-----------------------------------------------------------------------------------------------------------------------------
$   626,304   $   442,117   $    94,396   $    24,306   $    66,988   $     2,482   $  2,319,578   $    74,561   $   178,481
    402,486       972,216       428,192        94,868       259,019            --      4,796,434       152,750        52,602

   (103,270)     (133,849)     (142,141)        6,444       151,367          (178)    (1,900,242)       68,587       312,829
-----------------------------------------------------------------------------------------------------------------------------
    925,520     1,280,484       380,447       125,618       477,374         2,304      5,215,770       295,898       543,912
-----------------------------------------------------------------------------------------------------------------------------

    376,335       977,739       250,573       160,975       171,869            (1)     1,411,629        85,678     2,376,415
   (106,964)     (374,907)      (99,081)     (116,299)     (142,370)           (7)    (1,676,854)      (34,202)     (846,447)
  3,788,631       222,051       841,067       228,036      (208,611)      155,576    (10,863,311)     (619,111)    1,363,096
-----------------------------------------------------------------------------------------------------------------------------

  4,058,002       824,883       992,559       272,712      (179,112)      155,568    (11,128,536)     (567,635)    2,893,064
-----------------------------------------------------------------------------------------------------------------------------
  4,983,522     2,105,367     1,373,006       398,330       298,262       157,872     (5,912,766)     (271,737)    3,436,976
-----------------------------------------------------------------------------------------------------------------------------
  2,967,602     3,921,427     1,745,379       920,707     1,906,654            --     39,168,554     1,423,056     7,676,400
-----------------------------------------------------------------------------------------------------------------------------
$ 7,951,124   $ 6,026,794   $ 3,118,385   $ 1,319,037   $ 2,204,916   $   157,872   $ 33,255,788   $ 1,151,319   $11,113,376
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                              PIONEER VARIABLE
                                                                   PIMCO VARIABLE TRUST (CONTINUED)            CONTRACTS TRUST
                                                              -----------------------------------------   --------------------------
                                                                   REAL        SHORT-         TOTAL                       CULLEN
                                                                  RETURN        TERM         RETURN          BOND          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................   $    197,836   $    62,560   $  1,176,673   $   229,624   $     7,122
Expenses:
   Mortality and expense risk fees ........................          1,281            --             41            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................        196,555        62,560      1,176,632       229,624         7,122
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ....................................        434,631        81,619      1,419,445       105,065        41,131
   Net realized short-term capital gain distributions from
      investments in portfolio shares .....................        109,864         6,487      1,457,215            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................         10,990         5,353         90,663            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..............................        555,485        93,459      2,967,323       105,065        41,131
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................         36,964         1,024       (562,289)      (15,273)       81,106
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................   $    789,004   $   157,043   $  3,581,666   $   319,416   $   129,359
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                                              PIONEER VARIABLE
                                                                   PIMCO VARIABLE TRUST (CONTINUED)            CONTRACTS TRUST
                                                              -----------------------------------------   --------------------------
                                                                 REAL          SHORT-         TOTAL                       CULLEN
                                                                RETURN          TERM         RETURN          BOND          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $    196,555   $    62,560   $  1,176,632   $   229,624   $     7,122
   Net realized gain (loss) on investments in portfolio
      shares ..............................................        555,485        93,459      2,967,323       105,065        41,131
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ...         36,964         1,024       (562,289)      (15,273)       81,106
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................        789,004       157,043      3,581,666       319,416       129,359
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....      1,576,620     1,760,526      5,215,410     1,124,996       264,257
   Contract redemptions ...................................       (837,617)     (566,684)    (2,418,245)     (113,921)      (58,412)
   Net transfers ..........................................      1,772,156      (964,843)     7,766,316     1,502,686      (149,639)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................      2,511,159       228,999     10,563,481     2,513,761        56,206
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............      3,300,163       386,042     14,145,147     2,833,177       185,565
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     10,559,895     5,961,248     34,892,352     1,859,393     1,204,115
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $ 13,860,058   $ 6,347,290   $ 49,037,499   $ 4,692,570   $ 1,389,680
====================================================================================================================================

* See Footnote 8 for details

      The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                          PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                     PROFUNDS VP
------------------------------------------------------------------------------------------------   --------------------------
                                                                                                     ACCESS
  EMERGING       EQUITY                       HIGH        MID CAP        MONEY        STRATEGIC      VP HIGH
  MARKETS        INCOME         FUND          YIELD        VALUE         MARKET        INCOME       YIELD (a)*   ASIA 30 (a)*
-----------------------------------------------------------------------------------------------------------------------------
$     6,046   $    34,819   $    14,060   $   126,991   $    20,412   $        --   $    550,406   $    22,459   $         --

         --           158            --            --            --            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------
      6,046        34,661        14,060       126,991        20,412            --        550,406        22,459             --
-----------------------------------------------------------------------------------------------------------------------------

     14,607       (60,452)      113,456       756,290        89,647            --        680,373      (129,304)       135,526

         --            --            --            --            --            --             --            --             --

         --            --            --            --            --            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------

     14,607       (60,452)      113,456       756,290        89,647            --        680,373      (129,304)       135,526
-----------------------------------------------------------------------------------------------------------------------------

    261,963       349,093        55,658      (548,191)      269,691            --         26,427         9,282         (4,626)
-----------------------------------------------------------------------------------------------------------------------------
$   282,616   $   323,302   $   183,174   $   335,090   $   379,750   $        --   $  1,257,206   $   (97,563)  $    130,900
=============================================================================================================================

=============================================================================================================================

                          PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                     PROFUNDS VP
------------------------------------------------------------------------------------------------   ---------------------------
                                                                                                     ACCESS
  EMERGING       EQUITY                       HIGH        MID CAP        MONEY        STRATEGIC      VP HIGH
   MARKETS       INCOME         FUND          YIELD        VALUE         MARKET        INCOME       YIELD (a)*   ASIA 30 (a)*
------------------------------------------------------------------------------------------------------------------------------
$     6,046   $    34,661   $    14,060   $   126,991   $    20,412   $        --   $    550,406   $    22,459   $         --
     14,607       (60,452)      113,456       756,290        89,647            --        680,373      (129,304)       135,526

    261,963       349,093        55,658      (548,191)      269,691            --         26,427         9,282         (4,626)
------------------------------------------------------------------------------------------------------------------------------
    282,616       323,302       183,174       335,090       379,750            --      1,257,206       (97,563)       130,900
------------------------------------------------------------------------------------------------------------------------------

    469,969       220,493            (1)      295,376       489,720            --        503,217       (14,998)            --
   (317,448)      (63,770)      (28,478)     (206,122)      (74,914)          (90)      (360,954)     (916,368)      (146,885)
    (62,394)      646,963      (365,735)   (1,080,238)      358,960        (1,976)      (896,631)    2,910,462        930,313
------------------------------------------------------------------------------------------------------------------------------

     90,127       803,686      (394,214)     (990,984)      773,766        (2,066)      (754,368)    1,979,096        783,428
------------------------------------------------------------------------------------------------------------------------------
    372,743     1,126,988      (211,040)     (655,894)    1,153,516        (2,066)       502,838     1,881,533        914,328
------------------------------------------------------------------------------------------------------------------------------
  3,461,971     1,442,100     1,518,138     3,653,190     1,702,989         2,066      7,131,767            --             --
------------------------------------------------------------------------------------------------------------------------------
$ 3,834,714   $ 2,569,088   $ 1,307,098   $ 2,997,296   $ 2,856,505   $        --   $  7,634,605   $ 1,881,533   $    914,328
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                   PROFUNDS VP (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                                           BASIC
                                                         BANKS (t)*    MATERIALS (a)*   BEAR (a)*   BIOTECHNOLOGY (a)*   BULL (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ........................................   $          --   $           --   $      --   $               --   $       --
Expenses:
   Mortality and expense risk fees .................              --               --          --                   --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .............              --               --          --                   --           --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............             681            8,499     (91,278)              (1,008)       1,878
   Net realized short-term capital gain
     distributions from investments in portfolio
        shares .....................................              --               --          --                   --           --
   Net realized long-term capital gain
     distributions from investments in portfolio
        shares .....................................              --               --          --                   --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..........................             681            8,499     (91,278)              (1,008)       1,878
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
        shares .....................................              --           30,393         124               (2,101)       9,355
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ................................   $         681   $       38,892   $ (91,154)  $           (3,109)  $   11,233
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                  PROFUNDS VP (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                                           BASIC
                                                         BANKS (t)*    MATERIALS (a)*   BEAR (a)*   BIOTECHNOLOGY (a)*   BULL (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................   $          --   $           --   $      --   $               --   $       --
   Net realized gain (loss) on investments in
     portfolio shares ..............................             681            8,499     (91,278)              (1,008)       1,878
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
        shares .....................................              --           30,393         124               (2,101)       9,355
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..................................             681           38,892     (91,154)              (3,109)      11,233
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .....................................              --           81,768          (1)                   2       74,377
   Contract redemptions ............................              --           (2,101)    (10,826)                (156)     (29,251)
   Net transfers ...................................            (681)         429,262     186,007              204,390    1,696,798
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...............            (681)         508,929     175,180              204,236    1,741,924
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......              --          547,821      84,026              201,127    1,753,157
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................              --               --          --                   --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................   $          --   $      547,821   $  84,026   $          201,127   $1,753,157
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                        PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 CONSUMER     CONSUMER       EMERGING     EUROPE       FALLING                        HEALTH
GOODS (a)*  SERVICES (t)*  MARKETS (a)*   30 (a)*   US DOLLAR (t)*  FINANCIALS (a)*  CARE (a)*  INDUSTRIALS (a)*  INTERNATIONAL (a)*
------------------------------------------------------------------------------------------------------------------------------------
$       --  $          --  $         --  $      32  $           --  $            --  $      --  $             --  $              --

        --             --            --         --              --               --         --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
        --             --            --         32              --               --         --                --                 --
------------------------------------------------------------------------------------------------------------------------------------

     2,827            (17)       64,227    (20,898)             --             (194)     1,358           (34,336)            25,909

        --             --            --         --              --               --         --                --                 --

        --             --            --         --              --               --         --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
     2,827            (17)       64,227    (20,898)             --             (194)     1,358           (34,336)            25,909
------------------------------------------------------------------------------------------------------------------------------------

     3,544             29        22,943      3,110             156               21        426               (77)            11,607
------------------------------------------------------------------------------------------------------------------------------------
$    6,371  $          12  $     87,170  $ (17,756) $          156  $          (173) $   1,784  $        (34,413) $          37,516
====================================================================================================================================

====================================================================================================================================
                                                        PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 CONSUMER     CONSUMER       EMERGING     EUROPE       FALLING                        HEALTH
GOODS (a)*  SERVICES (t)*  MARKETS (a)*   30 (a)*   US DOLLAR (t)*  FINANCIALS (a)*  CARE (a)*  INDUSTRIALS (a)*  INTERNATIONAL (a)*
------------------------------------------------------------------------------------------------------------------------------------
$       --  $          --  $         --  $      32  $           --  $            --  $      --  $             --  $              --
     2,827            (17)       64,227    (20,898)             --             (194)     1,358           (34,336)            25,909

     3,544             29        22,943      3,110             156               21        426               (77)            11,607
------------------------------------------------------------------------------------------------------------------------------------
     6,371             12        87,170    (17,756)            156             (173)     1,784           (34,413)            37,516
------------------------------------------------------------------------------------------------------------------------------------

    67,823             --         1,458         --              --               --     67,823            59,680             57,567
    (1,336)            --      (158,431)      (463)             (1)              (9)      (211)             (290)           (10,056)
    57,173          7,641     1,242,597    245,870          15,127            1,757        535           172,570            583,227
------------------------------------------------------------------------------------------------------------------------------------

   123,660          7,641     1,085,624    245,407          15,126            1,748     68,147           231,960            630,738
------------------------------------------------------------------------------------------------------------------------------------
   130,031          7,653     1,172,794    227,651          15,282            1,575     69,931           197,547            668,254
------------------------------------------------------------------------------------------------------------------------------------
        --             --            --         --              --               --         --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
$  130,031  $       7,653  $  1,172,794  $ 227,651  $       15,282  $         1,575  $  69,931  $        197,547  $         668,254
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                 PROFUNDS VP (CONTINUED)
                                                       -----------------------------------------------------------------------------

                                                                                     LARGE-CAP       LARGE-CAP
                                                       INTERNET (t)*   JAPAN (a)*   GROWTH (a)*      VALUE (a)*       MID-CAP (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ........................................   $          --   $      --    $        --   $             --   $           --
Expenses:
   Mortality and expense risk fees .................              --          --             --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .............              --          --             --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............           2,675      (1,380)        (1,413)           (66,913)          (8,855)
   Net realized short-term capital gain
     distributions from investments in portfolio
        shares .....................................              --          --             --                 --               --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..........              --          --             --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..........................           2,675      (1,380)        (1,413)           (66,913)          (8,855)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..............            (137)      1,903          7,079              1,453             (422)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ................................   $       2,538   $     523    $     5,666   $        (65,460)  $       (9,277)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                 PROFUNDS VP (CONTINUED)
                                                       -----------------------------------------------------------------------------

                                                                                     LARGE-CAP       LARGE-CAP
                                                       INTERNET (t)*   JAPAN (a)*   GROWTH (a)*      VALUE (a)*       MID-CAP (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................   $          --   $       --   $        --   $             --   $           --
   Net realized gain (loss) on investments in
     portfolio shares ..............................           2,675       (1,380)       (1,413)           (66,913)          (8,855)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
        shares .....................................            (137)       1,903         7,079              1,453             (422)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..................................           2,538          523         5,666            (65,460)          (9,277)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .....................................           4,765           --            --             20,447           53,499
   Contract redemptions ............................             (16)        (140)       (1,539)               (45)            (418)
   Net transfers ...................................         132,214      109,610       428,493             66,914           38,182
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...............         136,963      109,470       426,954             87,316           91,263
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......         139,501      109,993       432,620             21,856           81,986
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................              --           --            --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................   $     139,501   $  109,993   $   432,620   $         21,856   $       81,986
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                      PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        RISING
  MID-CAP     MID-CAP       MONEY                                                           PRECIOUS       REAL          RATES
GROWTH (a)*  VALUE (a)*  MARKET (t)* NASDAQ-100 (a)* OIL & GAS (a)*  PHARMACEUTICALS (a)*  METALS (a)* ESTATE (a)*  OPPORTUNITY (a)*
------------------------------------------------------------------------------------------------------------------------------------
$        --  $       --  $        10 $            -- $           --  $                 --  $        -- $     4,217  $            --
         --          --           --              --             --                    --           --          --               --
------------------------------------------------------------------------------------------------------------------------------------
         --          --           10              --             --                    --           --       4,217               --
------------------------------------------------------------------------------------------------------------------------------------

    127,246      (8,588)          --          81,338         (1,266)                  246       66,118      26,055           18,137

         --          --           --              --             --                    --           --          --               --

         --          --           --              --             --                    --           --          --               --
------------------------------------------------------------------------------------------------------------------------------------
    127,246      (8,588)          --          81,338         (1,266)                  246       66,118      26,055           18,137
------------------------------------------------------------------------------------------------------------------------------------

     39,477         200           --          18,768         12,819                    13       38,815         (31)         (12,168)
------------------------------------------------------------------------------------------------------------------------------------
$   166,723  $   (8,388) $        10 $       100,106 $       11,553  $                259  $   104,933 $    30,241  $         5,969
====================================================================================================================================

====================================================================================================================================
                                                      PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        RISING
  MID-CAP     MID-CAP       MONEY                                                           PRECIOUS       REAL          RATES
GROWTH (a)*  VALUE (a)*  MARKET (t)* NASDAQ-100 (a)* OIL & GAS (a)*  PHARMACEUTICALS (a)*  METALS (a)* ESTATE (a)*  OPPORTUNITY (a)*
------------------------------------------------------------------------------------------------------------------------------------
$        --  $       --  $        10 $            -- $           --  $                 --  $        -- $     4,217  $            --
    127,246      (8,588)          --          81,338         (1,266)                  246       66,118      26,055           18,137

     39,477         200           --          18,768         12,819                    13       38,815         (31)         (12,168)
------------------------------------------------------------------------------------------------------------------------------------
    166,723      (8,388)          10         100,106         11,553                   259      104,933      30,241            5,969
------------------------------------------------------------------------------------------------------------------------------------

      7,386       2,619           (3)          3,000         20,435                    --       50,521      35,341           79,262
    (93,422)    (12,030)        (698)         (3,027)          (284)                   (5)      (1,748)       (347)          (2,492)
  2,208,595      20,613      389,861       1,246,771        326,835                 3,126      647,791     (49,495)         353,526
------------------------------------------------------------------------------------------------------------------------------------

  2,122,559      11,202      389,160       1,246,744        346,986                 3,121      696,564     (14,501)         430,296
------------------------------------------------------------------------------------------------------------------------------------
  2,289,282       2,814      389,170       1,346,850        358,539                 3,380      801,497      15,740          436,265
------------------------------------------------------------------------------------------------------------------------------------
         --          --           --              --             --                    --           --          --               --
------------------------------------------------------------------------------------------------------------------------------------
$ 2,289,282  $    2,814  $   389,170 $     1,346,850 $      358,539  $              3,380  $   801,497 $    15,740  $       436,265
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                  PROFUNDS VP (CONTINUED)
                                                        ----------------------------------------------------------------------------
                                                                           SHORT         SHORT
                                                            SEMI-         EMERGING       INTER-         SHORT         SHORT
                                                        CONDUCTOR (t)*  MARKETS (t)*  NATIONAL (t)*  MID-CAP (t)*  NASDAQ-100 (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...............................  $           --  $         --  $          --  $         --  $             --
Expenses:
   Mortality and expense risk fees ...................              --            --             --            --                --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............              --            --             --            --                --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................            (476)          355            (32)           --           (64,194)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares .........................................              --            --             --            --                --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares .........................................              --            --             --            --                --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................            (476)          355            (32)           --           (64,194)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................            (811)       (1,219)           (31)           (4)              362
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...............................  $       (1,287) $       (864) $         (63) $         (4) $        (63,832)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                  PROFUNDS VP (CONTINUED)
                                                        ----------------------------------------------------------------------------
                                                                           SHORT         SHORT
                                                             SEMI-        EMERGING       INTER-         SHORT          SHORT
                                                        CONDUCTOR (t)*  MARKETS (t)*  NATIONAL (t)*  MID-CAP (t)*  NASDAQ-100 (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................  $           --  $         --  $          --  $         --  $             --
   Net realized gain (loss) on investments in
      portfolio shares ...............................            (476)          355            (32)           --           (64,194)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................            (811)       (1,219)           (31)           (4)              362
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................          (1,287)         (864)           (63)           (4)          (63,832)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ......................................              --            --             --            --             1,799
   Contract redemptions ..............................             (24)           (9)            --            --            (1,515)
   Net transfers .....................................          92,253       365,704          1,530           440           133,724
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............          92,229       365,695          1,530           440           134,008
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......          90,942       364,831          1,467           436            70,176
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................              --            --             --            --                --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................  $       90,942  $    364,831  $       1,467  $        436  $         70,176
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                                   PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                         U.S.
   SHORT         SMALL      SMALL-CAP    SMALL-CAP                    GOVERNMENT                  ULTRAMID-      ULTRA-
SMALL-CAP (a)*  CAP (t)*   GROWTH (a)*   VALUE (a)*  TECHNOLOGY (a)*   PLUS (a)*  ULTRABULL (a)*   CAP (a)*  NASDAQ-100 (a)*
------------------------------------------------------------------------------------------------------------------------------
$           --  $      --  $        --  $        --  $            --  $    1,604  $           --  $      --  $             --

            --         --           --           --               --          --              --         --                --
------------------------------------------------------------------------------------------------------------------------------
            --         --           --           --               --       1,604              --         --                --
------------------------------------------------------------------------------------------------------------------------------

        (7,757)     3,155       31,773        3,883            1,054      29,292          36,415       (132)          (13,964)

            --         --           --           --               --          --              --         --                --

            --         --           --           --               --          --              --         --                --
------------------------------------------------------------------------------------------------------------------------------
        (7,757)     3,155       31,773        3,883            1,054      29,292          36,415       (132)          (13,964)
------------------------------------------------------------------------------------------------------------------------------

        (1,120)    (2,658)      40,617       14,831              131       2,809               1        (42)              (15)
------------------------------------------------------------------------------------------------------------------------------
$       (8,877) $     497  $    72,390  $    18,714  $         1,185  $   33,705  $       36,416  $    (174) $        (13,979)
==============================================================================================================================

==============================================================================================================================
                                                   PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                         U.S.
   SHORT         SMALL     SMALL-CAP     SMALL-CAP                    GOVERNMENT                  ULTRAMID-     ULTRA-
SMALL-CAP (a)*  CAP (t)*   GROWTH (a)*   VALUE (a)*  TECHNOLOGY (a)*   PLUS (a)*  ULTRABULL (a)*  CAP (a)*   NASDAQ-100 (a)*
------------------------------------------------------------------------------------------------------------------------------
$           --  $      --  $        --  $        --  $            --  $    1,604  $           --  $      --  $             --
        (7,757)     3,155       31,773        3,883            1,054      29,292          36,415       (132)          (13,964)

        (1,120)    (2,658)      40,617       14,831              131       2,809               1        (42)              (15)
------------------------------------------------------------------------------------------------------------------------------
        (8,877)       497       72,390       18,714            1,185      33,705          36,416       (174)          (13,979)
------------------------------------------------------------------------------------------------------------------------------

        11,488         --       17,345        9,888               --      14,393          25,000         --                --
           (45)       (30)      (2,284)        (596)            (107)     (7,418)           (688)       (24)             (426)
         8,395    377,037    1,305,207      132,985           15,146      38,371         (34,229)    44,963            26,409
------------------------------------------------------------------------------------------------------------------------------

        19,838    377,007    1,320,268      142,277           15,039      45,346          (9,917)    44,939            25,983
------------------------------------------------------------------------------------------------------------------------------
        10,961    377,504    1,392,658      160,991           16,224      79,051          26,499     44,765            12,004
------------------------------------------------------------------------------------------------------------------------------
            --         --           --           --               --          --              --         --                --
------------------------------------------------------------------------------------------------------------------------------
$       10,961  $ 377,504  $ 1,392,658  $   160,991  $        16,224  $   79,051  $       26,499  $  44,765  $         12,004
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                    PROFUNDS VP (CONTINUED)              PUTNAM VARIABLE TRUST (t)*
                                                        -----------------------------------------------  ---------------------------
                                                                                                          AMERICAN
                                                           ULTRASHORT        ULTRA-                      GOVERNMENT   DIVERSIFIED
                                                        NASDAQ-100 (t)*  SMALL-CAP (a)*  UTILITIES (a)*   INCOME        INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................  $            --  $           --  $           --  $       --   $          --
Expenses:
   Mortality and expense risk fees ...................               --              --              --          --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................               --              --              --          --              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................           (1,445)        (23,579)          3,163          --         (59,610)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........               --              --              --          --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........               --              --              --          --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ............................           (1,445)        (23,579)          3,163          --         (59,610)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................               --          (1,189)            477         484          16,187
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................  $        (1,445) $      (24,768) $        3,640  $      484   $     (43,423)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                    PROFUNDS VP (CONTINUED)              PUTNAM VARIABLE TRUST (t)*
                                                        -----------------------------------------------  ---------------------------
                                                                                                         AMERICAN
                                                          ULTRASHORT        ULTRA-                       GOVERNMENT  DIVERSIFIED
                                                        NASDAQ-100 (t)*  SMALL-CAP (a)*  UTILITIES (a)*    INCOME      INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................  $            --  $           --  $           --  $       --   $          --
   Net realized gain (loss) on investments in
      portfolio shares ...............................           (1,445)        (23,579)          3,163          --         (59,610)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................               --          (1,189)            477         484          16,187
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................           (1,445)        (24,768)          3,640         484         (43,423)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ......................................               --           5,411          67,822          (7)             --
   Contract redemptions ..............................               --             (78)           (388)        (18)           (798)
   Net transfers .....................................            1,445          89,488          (2,026)    200,416       3,096,192
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............            1,445          94,821          65,408     200,391       3,095,394
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......               --          70,053          69,048     200,875       3,051,971
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................               --              --              --          --              --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................  $            --  $       70,053  $       69,048  $  200,875   $   3,051,971
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

============================================================================================================

                                                                                            ROYCE
                     PUTNAM VARIABLE TRUST (CONTINUED) (t)*                              CAPITAL FUND
---------------------------------------------------------------------------------  -------------------------
               GLOBAL
  EQUITY       ASSET        HIGH                              MULTI-CAP
  INCOME    ALLOCATION      YIELD        INCOME    INVESTORS    VALUE     VOYAGER  MICRO-CAP      SMALL-CAP
------------------------------------------------------------------------------------------------------------
$       --  $       --  $         --  $        --  $      --  $      --  $     --  $    62,352  $     6,561

        --          --            --           --         --         --        --          819        1,335
------------------------------------------------------------------------------------------------------------
        --          --            --           --         --         --        --       61,533        5,226
------------------------------------------------------------------------------------------------------------

        --          --         4,065           --         --         --        --      277,506      339,626

        --          --            --           --         --         --        --           --           --

        --          --            --           --         --         --        --           --           --
------------------------------------------------------------------------------------------------------------
        --          --         4,065           --         --         --        --      277,506      339,626
------------------------------------------------------------------------------------------------------------
     2,847         242       123,027        5,509        298        (88)      255      309,130      676,074
------------------------------------------------------------------------------------------------------------
$    2,847  $      242  $    127,092  $     5,509  $     298  $     (88) $    255  $   648,169  $ 1,020,926
============================================================================================================

============================================================================================================

                                                                                            ROYCE
                     PUTNAM VARIABLE TRUST (CONTINUED) (t)*                              CAPITAL FUND
---------------------------------------------------------------------------------  -------------------------
              GLOBAL
  EQUITY      ASSET         HIGH                              MULTI-CAP
  INCOME    ALLOCATION      YIELD       INCOME     INVESTORS    VALUE    VOYAGER    MICRO-CAP    SMALL-CAP
------------------------------------------------------------------------------------------------------------
$       --  $       --  $         --  $        --  $      --  $      --  $     --  $    61,533  $     5,226
        --          --         4,065           --         --         --        --      277,506      339,626

     2,847         242       123,027        5,509        298        (88)      255      309,130      676,074
------------------------------------------------------------------------------------------------------------
     2,847         242       127,092        5,509        298        (88)      255      648,169    1,020,926
------------------------------------------------------------------------------------------------------------

        --          --            15           --     21,241         --        --      356,855      695,175
       (35)        (10)       (2,820)         (15)       (20)        (4)       (6)    (180,654)    (258,411)
   163,177     119,729    12,365,501    2,289,552         --     56,827    96,323     (157,005)     526,795
------------------------------------------------------------------------------------------------------------

   163,142     119,719    12,362,696    2,289,537     21,221     56,823    96,317       19,196      963,559
------------------------------------------------------------------------------------------------------------
   165,989     119,961    12,489,788    2,295,046     21,519     56,735    96,572      667,365    1,984,485
------------------------------------------------------------------------------------------------------------
        --          --            --           --         --         --        --    3,102,497    4,439,842
------------------------------------------------------------------------------------------------------------
$  165,989  $  119,961  $ 12,489,788  $ 2,295,046  $  21,519  $  56,735  $ 96,572  $ 3,769,862  $ 6,424,327
============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                       RYDEX VARIABLE TRUST
                                                              ----------------------------------------------------------------------

                                                                               BASIC                      COMMODITIES     CONSUMER
                                                                BANKING      MATERIALS    BIOTECHNOLOGY    STRATEGY       PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments
      in portfolio shares ..................................  $    11,620   $    12,189   $          --   $        --   $    14,874
Expenses:
   Mortality and expense risk fees .........................           --           138              --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................       11,620        12,051              --            --        14,874
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................      107,692        50,882         (31,141)        1,205       120,155
   Net realized short-term capital gain distributions
      from investments in portfolio shares .................           --            --              --            --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................           --            --              --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................      107,692        50,882         (31,141)        1,205       120,155
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................       50,640       243,850          27,660        15,495        20,043
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ................................  $   169,952   $   306,783   $      (3,481)  $    16,700   $   155,072
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST
                                                              ----------------------------------------------------------------------
                                                                               BASIC                      COMMODITIES     CONSUMER
                                                                BANKING      MATERIALS    BIOTECHNOLOGY    STRATEGY       PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $    11,620   $    12,051   $          --   $        --   $    14,874
   Net realized gain (loss) on investments
      in portfolio shares ..................................      107,692        50,882         (31,141)        1,205       120,155
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................       50,640       243,850          27,660        15,495        20,043
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      169,952       306,783          (3,481)       16,700       155,072
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....          601       123,538          21,295         4,703        19,999
   Contract redemptions ....................................      (10,035)      (79,091)        (46,459)      (92,054)     (137,657)
   Net transfers ...........................................      624,605     1,465,341         736,481       538,174       424,780
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .....................      615,171     1,509,788         711,317       450,823       307,122
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      785,123     1,816,571         707,836       467,523       462,194
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      310,309     1,304,960         571,551       307,286       569,882
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................  $ 1,095,432   $ 3,121,531   $   1,279,387   $   774,809   $ 1,032,076
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         GOVERNMENT
  DOW 2X                                      ENERGY      EUROPE 1.25X     FINANCIAL      LONG BOND        HEALTH
 STRATEGY     ELECTRONICS      ENERGY        SERVICES       STRATEGY       SERVICES     1.2X STRATEGY       CARE         INTERNET
------------------------------------------------------------------------------------------------------------------------------------
$     2,799   $        --   $      6,109  $          --   $     15,688   $      1,753   $     151,178   $      1,713   $         --
         57            --            393            134              2              1              51             --             --
------------------------------------------------------------------------------------------------------------------------------------
      2,742            --          5,716           (134)        15,686          1,752         151,127          1,713             --
------------------------------------------------------------------------------------------------------------------------------------

     66,473       (77,298)        88,632         (2,038)      (215,352)        (2,630)         97,071         33,590        187,616

         --       169,396             --             --             --             --              --             --             --

         --            --             --             --             --             --              --             --             --
------------------------------------------------------------------------------------------------------------------------------------
     66,473        92,098         88,632         (2,038)      (215,352)        (2,630)         97,071         33,590        187,616
------------------------------------------------------------------------------------------------------------------------------------

     46,713       (82,250)       108,942        278,432         (2,340)         6,182             756        (21,691)        26,783
------------------------------------------------------------------------------------------------------------------------------------
$   115,928   $     9,848    $   203,290   $    276,260   $   (202,006)  $      5,304   $     248,954   $     13,612   $    214,399
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         GOVERNMENT
  DOW 2X                                      ENERGY      EUROPE 1.25X     FINANCIAL      LONG BOND        HEALTH
 STRATEGY     ELECTRONICS      ENERGY        SERVICES       STRATEGY       SERVICES     1.2X STRATEGY       CARE         INTERNET
------------------------------------------------------------------------------------------------------------------------------------
$     2,742   $        --   $      5,716   $       (134)  $     15,686   $      1,752   $     151,127   $      1,713   $         --
     66,473        92,098         88,632         (2,038)      (215,352)        (2,630)         97,071         33,590        187,616

     46,713       (82,250)       108,942        278,432         (2,340)         6,182             756        (21,691)        26,783
------------------------------------------------------------------------------------------------------------------------------------
    115,928         9,848        203,290        276,260       (202,006)         5,304         248,954         13,612        214,399
------------------------------------------------------------------------------------------------------------------------------------

    111,184            (1)       167,085        136,321         86,992         20,094         425,947         12,515         10,637
    (42,097)      (35,137)       (65,647)      (173,404)       (65,328)       (55,198)       (727,428)       (27,414)      (155,222)
   (327,554)      388,186      1,108,039      1,658,200        (66,629)       684,864        (122,354)      (215,588)       985,319
------------------------------------------------------------------------------------------------------------------------------------

   (258,467)      353,048      1,209,477      1,621,117        (44,965)       649,760        (423,835)      (230,487)       840,734
------------------------------------------------------------------------------------------------------------------------------------
   (142,539)      362,896      1,412,767      1,897,377       (246,971)       655,064        (174,881)      (216,875)     1,055,133
------------------------------------------------------------------------------------------------------------------------------------
    614,191       385,575        765,886      1,270,081        506,264        102,180         585,614        974,190        565,738
------------------------------------------------------------------------------------------------------------------------------------
$   471,652   $   748,471   $  2,178,653   $  3,167,458   $    259,293   $    757,244   $     410,733   $    757,315   $  1,620,871
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                               INVERSE                                    INVERSE
                                                                 INVERSE      GOVERNMENT     INVERSE        INVERSE       RUSSELL
                                                                  DOW 2X       LONG BOND      MID-CAP    NASDAQ-100(R)     2000
                                                                 STRATEGY      STRATEGY      STRATEGY      STRATEGY       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ......................................  $        --   $         --   $       --   $          --   $       --
Expenses:
   Mortality and expense risk fees ..........................           77             78           --             117           --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .......................          (77)           (78)          --            (117)          --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................     (677,606)      (126,753)     (61,503)       (176,119)    (201,148)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................           --             --           --              --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................           --             --           --              --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ...................................     (677,606)      (126,753)     (61,503)       (176,119)    (201,148)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................      (21,578)        (5,263)         (31)          4,414       (6,207)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................  $  (699,261)  $   (132,094)  $  (61,534)  $    (171,822)  $ (207,355)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                               INVERSE                                    INVERSE
                                                                 INVERSE      GOVERNMENT     INVERSE        INVERSE       RUSSELL
                                                                  DOW 2X       LONG BOND      MID-CAP    NASDAQ-100(R)     2000
                                                                 STRATEGY      STRATEGY      STRATEGY      STRATEGY       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $       (77)  $        (78)  $       --   $        (117)  $       --
   Net realized gain (loss) on investments in
      portfolio shares ......................................     (677,606)      (126,753)     (61,503)       (176,119)    (201,148)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ....................      (21,578)        (5,263)         (31)          4,414       (6,207)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ....................................     (699,261)      (132,094)     (61,534)       (171,822)    (207,355)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......        5,936          1,191       11,614             557        3,539
   Contract redemptions .....................................      (77,703)      (387,202)      (1,699)        (13,049)      (7,771)
   Net transfers ............................................    1,295,504     (4,248,930)      68,288          33,077     (163,359)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................    1,223,737     (4,634,941)      78,203          20,585     (167,591)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............      524,476     (4,767,035)      16,669        (151,237)    (374,946)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................    1,002,231      5,664,851       13,166         508,847      529,492
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................  $ 1,526,707   $    897,816   $   29,835   $     357,610   $  154,546
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  INVERSE                                                  MULTI-CAP
  S&P 500      JAPAN 2X                    MID CAP 1.5X      CORE        NASDAQ-100(R)                                   PRECIOUS
 STRATEGY      STRATEGY        LEISURE       STRATEGY      EQUITY (j)     2X STRATEGY    NASDAQ-100(R)      NOVA          METALS
------------------------------------------------------------------------------------------------------------------------------------
$        --   $        --   $        936   $         --   $         --   $          --   $          --   $     4,663   $        233

         --            --              4            207             --              64             366            46             38
------------------------------------------------------------------------------------------------------------------------------------
         --            --            932           (207)            --             (64)           (366)        4,617            195
------------------------------------------------------------------------------------------------------------------------------------

   (226,877)      (26,856)        13,276        155,469             64         740,571         135,121       489,329        464,391

         --            --             --             --             --              --              --            --             --

         --            --             --             --             --              --              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
   (226,877)      (26,856)        13,276        155,469             64         740,571         135,121       489,329        464,391
------------------------------------------------------------------------------------------------------------------------------------

     (3,015)       16,007         (4,198)        32,466            184         (57,080)         77,034       141,910        798,804
------------------------------------------------------------------------------------------------------------------------------------
$  (229,892)  $   (10,849)  $     10,010   $    187,728   $        248   $     683,427   $     211,789   $   635,856   $  1,263,390
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  INVERSE                                                  MULTI-CAP
  S&P 500      JAPAN 2X                    MID CAP 1.5X      CORE        NASDAQ-100(R)                                   PRECIOUS
 STRATEGY      STRATEGY        LEISURE       STRATEGY      EQUITY (j)     2X STRATEGY    NASDAQ-100(R)      NOVA          METALS
------------------------------------------------------------------------------------------------------------------------------------
$        --   $        --   $        932   $       (207)  $         --   $         (64)  $        (366)  $     4,617   $        195

   (226,877)      (26,856)        13,276        155,469             64         740,571         135,121       489,329        464,391

     (3,015)       16,007         (4,198)        32,466            184         (57,080)         77,034       141,910        798,804
------------------------------------------------------------------------------------------------------------------------------------
   (229,892)      (10,849)        10,010        187,728            248         683,427         211,789       635,856      1,263,390
------------------------------------------------------------------------------------------------------------------------------------

    125,502         3,047            609         27,550             --          (1,307)         81,762           (76)       590,627
   (104,406)       (6,486)       (39,932)       (23,153)            --        (119,610)        (65,683)      (26,307)      (402,291)
    (99,935)      413,700        312,172        804,343        (13,303)       (413,837)       (168,157)      453,013      1,558,862
------------------------------------------------------------------------------------------------------------------------------------

    (78,839)      410,261        272,849        808,740        (13,303)       (534,754)       (152,078)      426,630      1,747,198
------------------------------------------------------------------------------------------------------------------------------------
   (308,731)      399,412        282,859        996,468        (13,055)        148,673          59,711     1,062,486      3,010,588
------------------------------------------------------------------------------------------------------------------------------------
    943,766       165,602         66,140        596,515         13,055       3,179,464       2,253,698     1,493,918      3,316,134
------------------------------------------------------------------------------------------------------------------------------------
$   635,035   $   565,014   $    348,999   $  1,592,983   $         --   $   3,328,137   $   2,313,409   $ 2,556,404   $  6,326,722
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                                             RUSSELL       RUSSELL
                                                                   REAL                     2000 1.5X      2000 2X     S&P 500 2X
                                                                  ESTATE      RETAILING      STRATEGY     STRATEGY      STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $    53,521   $       --   $        --   $        --   $         --
Expenses:
   Mortality and expense risk fees ...........................           --           --           185            --              4
         Net investment income (expense) .....................       53,521           --          (185)           --             (4)
Net realized gains (losses) on investments in portfolio
      shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................       85,454       (1,769)      150,339       363,194        701,375
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................           --           --            --            --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................           --           --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .................................       85,454       (1,769)      150,339       363,194        701,375
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      125,776        2,004        35,471       (32,269)        93,628
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .......................................  $   264,751   $      235   $   185,625   $   330,925   $    794,999
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                                             RUSSELL       RUSSELL
                                                                   REAL                     2000 1.5X      2000 2X     S&P 500 2X
                                                                  ESTATE      RETAILING      STRATEGY     STRATEGY      STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)                              $    53,521   $       --   $      (185)  $        --   $         (4)
   Net realized gain (loss) on investments in
      portfolio shares .......................................       85,454       (1,769)      150,339       363,194        701,375
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .....................      125,776        2,004        35,471       (32,269)        93,628
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..      264,751          235       185,625       330,925        794,999
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......    1,099,125       20,687        20,836            --         26,720
   Contract redemptions ......................................     (174,709)      (7,568)      (15,924)      (49,871)      (149,703)
   Net transfers .............................................      714,352      108,627     1,355,055       162,445     (4,969,764)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .......................    1,638,768      121,746     1,359,967       112,574     (5,092,747)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............    1,903,519      121,981     1,545,592       443,499     (4,297,748)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      850,007       14,129        78,553       559,109      5,346,641
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........................  $ 2,753,526   $  136,110   $ 1,624,145   $ 1,002,608   $  1,048,893
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                S&P          S&P           S&P           S&P            SGI             SGI             SGI
  S&P 500       S&P 500       MIDCAP        MIDCAP       SMALLCAP      SMALLCAP      ALL- ASSET      ALL- ASSET      ALL- ASSET
   PURE          PURE        400 PURE      400 PURE      600 PURE      600 PURE      AGGRESSIVE     CONSERVATIVE       MODERATE
  GROWTH         VALUE        GROWTH        VALUE         GROWTH        VALUE       STRATEGY (k)*   STRATEGY (k)*   STRATEGY (k)*
----------------------------------------------------------------------------------------------------------------------------------
$        --   $    13,452   $       --    $    14,034   $        --   $        --   $         861   $       5,780   $       9,150
         43           456            4             16            24             4              --              --              --
        (43)       12,996           (4)        14,018           (24)           (4)            861           5,780           9,150
    228,953        48,781      577,503       (114,890)      129,850       (70,326)          6,648           4,076           3,081
         --            --           --             --            --            --              --              --              --
         --            --           --             --            --            --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
    228,953        48,781      577,503       (114,890)      129,850       (70,326)          6,648           4,076           3,081
----------------------------------------------------------------------------------------------------------------------------------

    129,832        24,754       26,173         95,596       103,121       108,489           8,036           6,850           3,920
----------------------------------------------------------------------------------------------------------------------------------
$   358,742   $    86,531   $  603,672    $    (5,276)  $   232,947   $    38,159   $      15,545   $      16,706   $      16,151
==================================================================================================================================

==================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                S&P          S&P           S&P           S&P            SGI             SGI             SGI
  S&P 500       S&P 500       MIDCAP        MIDCAP       SMALLCAP      SMALLCAP      ALL- ASSET      ALL- ASSET       ALL- ASSET
   PURE          PURE        400 PURE      400 PURE      600 PURE      600 PURE      AGGRESSIVE     CONSERVATIVE       MODERATE
  GROWTH         VALUE        GROWTH        VALUE         GROWTH        VALUE       STRATEGY (k)*   STRATEGY (k)*   STRATEGY (k)*
----------------------------------------------------------------------------------------------------------------------------------
$       (43)  $    12,996   $        (4)  $    14,018   $       (24)  $        (4)  $         861   $       5,780   $       9,150
    228,953        48,781       577,503      (114,890)      129,850       (70,326)          6,648           4,076           3,081

    129,832        24,754        26,173        95,596       103,121       108,489           8,036           6,850           3,920
----------------------------------------------------------------------------------------------------------------------------------
    358,742        86,531       603,672        (5,276)      232,947        38,159          15,545          16,706          16,151
----------------------------------------------------------------------------------------------------------------------------------

     60,343        26,477       607,993        70,478        87,643        86,791          59,046          96,603         363,107
    (89,087)     (173,353)     (229,266)     (212,281)     (150,501)     (135,022)           (556)           (858)        (17,353)
    338,019       393,415     3,569,702        (8,109)     (281,768)      681,188         (68,074)         33,199          54,332
----------------------------------------------------------------------------------------------------------------------------------

    309,275       246,539     3,948,429      (149,912)     (344,626)      632,957          (9,584)        128,944         400,086
----------------------------------------------------------------------------------------------------------------------------------
    668,017       333,070     4,552,101      (155,188)     (111,679)      671,116           5,961         145,650         416,237
----------------------------------------------------------------------------------------------------------------------------------
  1,803,845     1,960,921     1,928,937     1,630,055     2,680,152     1,249,434         118,521         117,919          51,690
----------------------------------------------------------------------------------------------------------------------------------
$ 2,471,862   $ 2,293,991   $ 6,481,038   $ 1,474,867   $ 2,568,473   $ 1,920,550   $     124,482   $     263,569   $     467,927
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                      ------------------------------------------------------------------------------
                                                           SGI                                         SGI CLS
                                                       ALTERNATIVE       SGI CLS        SGI CLS       ADVISORONE        SGI DWA
                                                        STRATEGIES      ADVISORONE    ADVISORONE        SELECT         FLEXIBLE
                                                      ALLOCATION (k)*  AMERIGO (k)*  CLERMONT (k)*  ALLOCATION (t)*  ALLOCATION (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments
      in portfolio shares ..........................  $            76  $      4,233  $      34,480  $            --  $           --
Expenses:
   Mortality and expense risk fees .................               --            --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........               76         4,233         34,480               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..............            1,047      (147,902)      (118,095)             381          12,266
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares ..........................               --            --             --               --              --
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares ..........................               --            --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio shares ........            1,047      (147,902)      (118,095)             381          12,266
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
   portfolio shares ................................           (2,772)      776,844        277,451               --          17,172
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ........................  $        (1,649) $    633,175  $     193,836  $           381  $       29,438
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                      ------------------------------------------------------------------------------
                                                           SGI                                         SGI CLS
                                                       ALTERNATIVE       SGI CLS        SGI CLS       ADVISORONE        SGI DWA
                                                        STRATEGIES      ADVISORONE    ADVISORONE        SELECT         FLEXIBLE
                                                      ALLOCATION (k)*  AMERIGO (k)*  CLERMONT (k)*  ALLOCATION (t)*  ALLOCATION (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................  $            76  $      4,233  $      34,480  $            --  $           --
   Net realized gain (loss) on investments
      in portfolio shares ..........................            1,047      (147,902)      (118,095)             381          12,266
   Net change in unrealized appreciation
      (depreciation) of investments
      in portfolio shares ..........................           (2,772)      776,844        277,451               --          17,172
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...........................           (1,649)      633,175        193,836              381          29,438
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) .........................               --       212,653             (2)              --          82,867
   Contract redemptions ............................           (7,546)     (130,668)       (71,442)              --             (76)
   Net transfers ...................................          (45,699)     (264,257)      (170,097)            (381)        104,727
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
         net assets from contract owners'
         transactions ..............................          (53,245)     (182,272)      (241,541)            (381)        187,518
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....          (54,894)      450,903        (47,705)              --         216,956
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................          108,261     4,332,550      2,017,564               --              --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..............  $        53,367  $  4,783,453  $   1,969,859  $            --  $      216,956
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 SGI             SGI         SGI
 SGI DWA     INTERNATIONAL     MANAGED      MULTI       SGI U.S.
  SECTOR       LONG SHORT      FUTURES      HEDGE      LONG SHORT  STRENGTHENING
ROTATION        SELECT        STRATEGY    STRATEGIES    MOMENTUM     DOLLAR 2X                      TELE-
   (a)*          (l)*            (m)*        (k)*         (n)*       STRATEGY      TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------
$        --  $         917  $         --  $        --  $       --  $          --   $       --  $        8,214  $           --

         --             --            --           --          19             --          429              16             344
------------------------------------------------------------------------------------------------------------------------------
         --            917            --           --         (19)            --         (429)          8,198            (344)
------------------------------------------------------------------------------------------------------------------------------

     (1,040)       (25,397)     (116,995)    (148,637)    (48,687)       (36,964)     118,746         (18,539)        (14,520)

         --             --            --           --          --             --           --              --              --
         --             --            --           --          --             --           --              --              --
------------------------------------------------------------------------------------------------------------------------------
     (1,040)       (25,397)     (116,995)    (148,637)    (48,687)       (36,964)     118,746         (18,539)        (14,520)
------------------------------------------------------------------------------------------------------------------------------

     10,577         (6,071)       55,446      195,416      84,591        (49,938)     (26,571)         11,096           9,908
------------------------------------------------------------------------------------------------------------------------------
$     9,537  $     (30,551) $    (61,549) $    46,779  $   35,885  $     (86,902)  $   91,746  $          755  $       (4,956)
==============================================================================================================================

==============================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 SGI             SGI         SGI
 SGI DWA     INTERNATIONAL     MANAGED      MULTI       SGI U.S.
  SECTOR       LONG SHORT      FUTURES      HEDGE      LONG SHORT  STRENGTHENING
ROTATION        SELECT        STRATEGY    STRATEGIES    MOMENTUM     DOLLAR 2X                      TELE-
   (a)*          (l)*            (m)*        (k)*         (n)*       STRATEGY      TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------
$        --  $         917  $         --  $        --  $      (19) $          --   $     (429) $        8,198  $         (344)
     (1,040)       (25,397)     (116,995)    (148,637)    (48,687)       (36,964)     118,746         (18,539)        (14,520)

     10,577         (6,071)       55,446      195,416      84,591        (49,938)     (26,571)         11,096           9,908
------------------------------------------------------------------------------------------------------------------------------
      9,537        (30,551)      (61,549)      46,779      35,885        (86,902)      91,746             755          (4,956)
------------------------------------------------------------------------------------------------------------------------------

    117,361          4,848       332,761       18,630           2          6,240       22,599           6,338             599
        (64)        (1,454)      (28,127)    (177,667)    (43,475)       (39,649)    (116,156)        (21,531)       (136,901)
     59,675       (245,319)   (1,074,069)    (446,344)    (59,780)       686,284      266,739         686,120         655,714
------------------------------------------------------------------------------------------------------------------------------

    176,972       (241,925)     (769,435)    (605,381)   (103,253)       652,875      173,182         670,927         519,412
------------------------------------------------------------------------------------------------------------------------------
    186,509       (272,476)     (830,984)    (558,602)    (67,368)       565,973      264,928         671,682         514,456
------------------------------------------------------------------------------------------------------------------------------
         --        328,525     2,161,888    1,239,818     558,875        358,186      653,889          82,101         136,328
------------------------------------------------------------------------------------------------------------------------------
$   186,509  $      56,049  $  1,330,904  $   681,216  $  491,507  $     924,159   $  918,817  $      753,783  $      650,784
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                              RYDEX VARIABLE TRUST (CONTINUED)    RYDEX|SGI VARIABLE FUNDS (t)*
                                                            -----------------------------------   -----------------------------
                                                               U.S.
                                                            GOVERNMENT                WEAKENING         A
                                                               MONEY                    DOLLAR       LARGE CAP          D
                                                              MARKET      UTILITIES  2X STRATEGY        CORE          GLOBAL
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $     2,433  $   34,880  $        --  $            --  $        --
Expenses:
   Mortality and expense risk fees ......................           786           4           --               --           --
-------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................         1,647      34,876           --               --           --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...................            --      13,676     (134,463)              --           --
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............         1,092          --           --               --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............            --          --           --               --           --
-------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................         1,092      13,676     (134,463)              --           --
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares ....            --       3,481       43,529               76           15
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $     2,739   $  52,033  $   (90,934) $            76  $        15
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                              RYDEX VARIABLE TRUST (CONTINUED)    RYDEX|SGI VARIABLE FUNDS (t)*
                                                            ------------------------------------  -----------------------------
                                                               U.S.
                                                            GOVERNMENT                WEAKENING          A
                                                               MONEY                    DOLLAR       LARGE CAP           D
                                                              MARKET      UTILITIES  2X STRATEGY        CORE          GLOBAL
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $     1,647  $   34,876  $        --  $            --  $        --
   Net realized gain (loss) on investments in
      portfolio shares ..................................         1,092      13,676     (134,463)              --           --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................            --       3,481       43,529               76           15
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................         2,739      52,033      (90,934)              76           15
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..    37,409,943      75,200      117,535               --           --
   Contract redemptions .................................    (4,505,076)    (55,725)      (4,167)             (52)          --
   Net transfers ........................................    (6,562,388)    579,463     (211,780)          12,639        7,497
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................    26,342,479     598,938      (98,412)          12,587        7,497
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........    26,345,218     650,971     (189,346)          12,663        7,512
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................    35,207,582     559,207      426,539               --           --
-------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $61,552,800  $1,210,178  $   237,193  $        12,663  $     7,512
===============================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

             RYDEX|SGI VARIABLE FUNDS (CONTINUED) (t)*                                   SELIGMAN PORTFOLIOS
-------------------------------------------------------------------   ---------------------------------------------------------
     J          N MANAGED        P          Q SMALL        X SMALL    COMMUNICATIONS                                 SMALLER-
  MID-CAP        ASSET          HIGH          CAP            CAP            AND           GLOBAL      LARGE-CAP        CAP
   GROWTH      ALLOCATION      YIELD         VALUE          GROWTH      INFORMATION     TECHNOLOGY      VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
$        --   $        --   $        --   $        --   $        --   $           --   $        --   $     2,080   $        --

         --            --            --            --            --              146            44            --            --
-------------------------------------------------------------------------------------------------------------------------------
         --            --            --            --            --             (146)          (44)        2,080            --
-------------------------------------------------------------------------------------------------------------------------------

         --            --            --            --            --          130,817        67,557        10,458       (10,392)

         --            --            --            --            --               --            --            --            --

         --            --            --            --            --               --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
         --            --            --            --            --          130,817        67,557        10,458       (10,392)
-------------------------------------------------------------------------------------------------------------------------------

         76           117         4,215          (436)          228          (49,237)      (29,640)       62,081         8,802
-------------------------------------------------------------------------------------------------------------------------------
$        76   $       117   $     4,215   $      (436)  $       228   $       81,434   $    37,873   $    74,619   $    (1,590)
===============================================================================================================================

===============================================================================================================================
             RYDEX|SGI VARIABLE FUNDS (CONTINUED) (t)*                                   SELIGMAN PORTFOLIOS
-------------------------------------------------------------------   ---------------------------------------------------------
     J         N MANAGED         P          Q SMALL        X SMALL     COMMUNICATIONS                                SMALLER-
  MID-CAP         ASSET         HIGH          CAP           CAP             AND           GLOBAL      LARGE-CAP        CAP
  GROWTH       ALLOCATION      YIELD         VALUE         GROWTH       INFORMATION     TECHNOLOGY      VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
$        --   $        --   $        --   $        --   $        --   $         (146)  $       (44)  $     2,080   $        --
         --            --            --            --            --          130,817        67,557        10,458       (10,392)

         76           117         4,215          (436)          228          (49,237)      (29,640)       62,081         8,802
-------------------------------------------------------------------------------------------------------------------------------
         76           117         4,215          (436)          228           81,434        37,873        74,619        (1,590)
-------------------------------------------------------------------------------------------------------------------------------

         --            --            --            --            --           22,356        26,327       199,864          (138)
         (2)           (5)           (4)           (4)           (1)         (37,013)       (6,653)       (1,819)      (11,481)
      4,490        33,024       393,874        56,828         9,335          (84,334)       40,384       211,451        85,960
-------------------------------------------------------------------------------------------------------------------------------

      4,488        33,019       393,870        56,824         9,334          (98,991)       60,058       409,496        74,341
-------------------------------------------------------------------------------------------------------------------------------
      4,564        33,136       398,085        56,388         9,562          (17,557)       97,931       484,115        72,751
-------------------------------------------------------------------------------------------------------------------------------
         --            --            --            --            --          832,898       633,049       173,261        97,671
-------------------------------------------------------------------------------------------------------------------------------
$     4,564   $    33,136   $   398,085   $    56,388   $     9,562   $      815,341   $   730,980   $   657,376   $   170,422
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                                                                       THIRD
                                                                                                      T. ROWE         AVENUE
                                                                                                    PRICE FIXED      VARIABLE
                                                                T. ROWE PRICE EQUITY SERIES        INCOME SERIES   SERIES TRUST
                                                            ------------------------------------  --------------   -------------

                                                             BLUE CHIP     EQUITY      HEALTH       LIMITED-TERM
                                                             GROWTH II    INCOME II  SCIENCES II      BOND II          VALUE
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $        --  $   83,555  $        --  $        95,928  $    147,386
Expenses:
   Mortality and expense risk fees ......................            --          --           --               --           481
--------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................            --      83,555           --           95,928       146,905
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................      (249,242)   (331,251)     181,307           31,278      (557,635)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............            --          --           --               --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............            --          --           --               --            --
--------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................      (249,242)   (331,251)     181,307           31,278      (557,635)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................     1,014,156     992,816      (19,782)         (14,752)      872,194
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $   764,914  $  745,120  $   161,525  $       112,454  $    461,464
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================
                                                                                                                       THIRD
                                                                                                      T. ROWE         AVENUE
                                                                                                    PRICE FIXED      VARIABLE
                                                                T. ROWE PRICE EQUITY SERIES        INCOME SERIES   SERIES TRUST
                                                            ------------------------------------  --------------   -------------

                                                             BLUE CHIP     EQUITY      HEALTH       LIMITED-TERM
                                                             GROWTH II    INCOME II  SCIENCES II      BOND II          VALUE
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $        --  $   83,555  $        --  $        95,928  $    146,905
   Net realized gain (loss) on investments in
      portfolio shares ..................................      (249,242)   (331,251)     181,307           31,278      (557,635)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..     1,014,156     992,816      (19,782)         (14,752)      872,194
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................       764,914     745,120      161,525          112,454       461,464
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..       301,470     474,006      149,555          282,537       426,392
   Contract redemptions .................................      (146,143)   (226,521)     (10,766)        (215,052)     (217,402)
   Net transfers ........................................       203,733   1,365,684      (34,823)        (215,696)     (653,503)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................       359,060   1,613,169      103,966         (148,211)     (444,513)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........     1,123,974   2,358,289      265,491          (35,757)       16,951
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................     4,907,018   4,294,725    1,056,052        2,317,121     4,234,196
--------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $ 6,030,992  $6,653,014  $ 1,321,543  $     2,281,364  $  4,251,147
================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

  TIMOTHY
   PLAN
 VARIABLE
SERIES (t)*                         VAN ECK VIP TRUST (o)*                                VANGUARD VARIABLE INSURANCE FUND
-----------   ------------------------------------------------------   --------------------------------------------------------
                                             GLOBAL        MULTI-
 STRATEGIC      EMERGING      GLOBAL          HARD         MANAGER                     CAPITAL      DIVERSIFIED      EQUITY
   GROWTH        MARKETS     BOND (p)*    ASSETS (q)*   ALTERNATIVES     BALANCED       GROWTH         VALUE         INCOME
-------------------------------------------------------------------------------------------------------------------------------
$        --   $    33,314   $    75,071   $    16,203   $         --   $    11,152   $     5,119    $    15,977    $        --

         --         1,517            64             1             40            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
         --        31,797        75,007        16,202            (40)       11,152         5,119         15,977             --
-------------------------------------------------------------------------------------------------------------------------------

         --       482,016         5,887       716,687         75,098        18,521       (12,162)       (14,179)         8,765

         --            --            --            --             --            --         5,346             --             --

         --            --            --            --             --            --        11,337             --             --
-------------------------------------------------------------------------------------------------------------------------------
         --       482,016         5,887       716,687         75,098        18,521         4,521        (14,179)         8,765
-------------------------------------------------------------------------------------------------------------------------------

        127       758,238        18,334       480,333         (9,323)       47,454        69,239         74,577         19,003
-------------------------------------------------------------------------------------------------------------------------------
$       127   $ 1,272,051   $    99,228   $ 1,213,222   $     65,735   $    77,127   $    78,879    $    76,375    $    27,768
===============================================================================================================================

===============================================================================================================================
  TIMOTHY
   PLAN
 VARIABLE
SERIES (t)*                         VAN ECK VIP TRUST (o)*                                VANGUARD VARIABLE INSURANCE FUND
-----------   ------------------------------------------------------   --------------------------------------------------------
                                             GLOBAL        MULTI-
 STRATEGIC      EMERGING      GLOBAL          HARD         MANAGER                      CAPITAL     DIVERSIFIED      EQUITY
   GROWTH        MARKETS     BOND (p)*    ASSETS (q)*   ALTERNATIVES     BALANCED       GROWTH         VALUE         INCOME
-------------------------------------------------------------------------------------------------------------------------------
$        --   $    31,797   $    75,007   $    16,202   $        (40)  $    11,152   $     5,119    $    15,977    $        --
         --       482,016         5,887       716,687         75,098        18,521         4,521        (14,179)         8,765

        127       758,238        18,334       480,333         (9,323)       47,454        69,239         74,577         19,003
-------------------------------------------------------------------------------------------------------------------------------
        127     1,272,051        99,228     1,213,222         65,735        77,127        78,879         76,375         27,768
-------------------------------------------------------------------------------------------------------------------------------

         --     1,107,791        41,463       552,510        119,943       155,976        64,141        312,886         29,997
        (10)     (298,183)     (136,199)     (150,588)       (49,970)      (58,343)      (12,948)       (33,809)        (1,369)
    119,729       822,719      (763,208)      699,036       (169,142)      580,951       116,769         63,849        185,016
-------------------------------------------------------------------------------------------------------------------------------

    119,719     1,632,327      (857,944)    1,100,958        (99,169)      678,584       167,962        342,926        213,644
-------------------------------------------------------------------------------------------------------------------------------
    119,846     2,904,378      (758,716)    2,314,180        (33,434)      755,711       246,841        419,301        241,412
-------------------------------------------------------------------------------------------------------------------------------
       --       5,704,012     2,110,578     4,156,732      1,527,824       155,988       448,311        487,761             --
-------------------------------------------------------------------------------------------------------------------------------
$   119,846   $ 8,608,390   $ 1,351,862   $ 6,470,912   $  1,494,390   $   911,699   $   695,152    $   907,062    $   241,412
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                              VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
                                                                     --------------------------------------------------------------

                                                                                                HIGH
                                                                       EQUITY                  YIELD                      MID-CAP
                                                                       INDEX       GROWTH       BOND     INTERNATIONAL     INDEX
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $  50,886   $   3,213   $  36,227   $      27,131   $   1,176
Expenses:
   Mortality and expense risk fees ...............................          --          --          --              --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........................      50,886       3,213      36,227          27,131       1,176
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...........................................      (6,574)        (36)     (6,311)        220,933         727
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................       7,829          --          --              --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................      20,492          --          --              --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................      21,747         (36)     (6,311)        220,933         727
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................     299,793      63,026      12,292          49,983      77,156
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...   $ 372,426   $  66,203   $  42,208   $     298,047   $  79,059
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                   VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
                                                                 ------------------------------------------------------------------

                                                                                              HIGH
                                                                    EQUITY                   YIELD                       MID-CAP
                                                                    INDEX        GROWTH       BOND     INTERNATIONAL      INDEX
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $    50,886   $   3,213   $  36,227   $      27,131   $     1,176
   Net realized gain (loss) on investments in portfolio
      shares ..................................................       21,747         (36)     (6,311)        220,933           727
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      299,793      63,026      12,292          49,983        77,156
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...      372,426      66,203      42,208         298,047        79,059
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       51,494      67,333     116,525         449,075       124,763
   Contract redemptions .......................................      (78,752)     (1,402)     (8,089)        (42,186)       (2,083)
   Net transfers ..............................................      316,337     452,764     164,271        (158,988)      480,301
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................      289,079     518,695     272,707         247,901       602,981
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................      661,505     584,898     314,915         545,948       682,040
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    2,318,752        --       171,122       1,317,740            --
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $ 2,980,257   $ 584,898   $ 486,037   $   1,863,688   $   682,040
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                                                                     WELLS FARGO
                      VANGUARD VARIABLE INSURANCE FUND (CONTINUED)               ADVANTAGE VT FUNDS
-------------------------------------------------------------------   -----------------------------------------
                                             TOTAL         TOTAL
               SHORT-TERM      SMALL          BOND         STOCK                                      SMALL
    REIT       INVESTMENT     COMPANY        MARKET        MARKET                                      CAP         COMBINED
   INDEX         GRADE         GROWTH        INDEX         INDEX       DISCOVERY     OPPORTUNITY    VALUE (r)*       TOTAL
---------------------------------------------------------------------------------------------------------------  -------------
$    27,390   $   160,114   $     2,595   $   154,373   $    30,737   $        --    $     5,481   $     2,817   $ 13,097,309

         --            --            --            --            --         2,573            471            --         34,574
---------------------------------------------------------------------------------------------------------------  -------------
     27,390       160,114         2,595       154,373        30,737        (2,573)         5,010         2,817     13,062,735
---------------------------------------------------------------------------------------------------------------  -------------

     43,866        51,032        83,131        79,700       128,586        75,908         34,560        28,004     24,596,505

         --            --            --         3,573        16,652            --             --            --      3,620,581

         --            --            --         3,931        19,733            --             --            --        283,403
---------------------------------------------------------------------------------------------------------------  -------------
     43,866        51,032        83,131        87,204       164,971        75,908         34,560        28,004     28,500,489
---------------------------------------------------------------------------------------------------------------  -------------

    278,543        80,770       157,271        32,760       195,721       163,297          3,090           583     13,117,813
---------------------------------------------------------------------------------------------------------------  -------------
$   349,799   $   291,916   $   242,997   $   274,337   $   391,429   $   236,632    $    42,660   $    31,404   $ 54,681,037
===============================================================================================================  =============

===============================================================================================================================
                                                                                     WELLS FARGO
            VANGUARD VARIABLE INSURANCE FUND (CONTINUED)                         ADVANTAGE VT FUNDS
-------------------------------------------------------------------   -----------------------------------------
                                             TOTAL         TOTAL
               SHORT-TERM      SMALL          BOND         STOCK                                      SMALL
    REIT       INVESTMENT     COMPANY        MARKET        MARKET                                      CAP         COMBINED
   INDEX         GRADE        GROWTH         INDEX         INDEX       DISCOVERY     OPPORTUNITY    VALUE (r)*       TOTAL
---------------------------------------------------------------------------------------------------------------  --------------
$    27,390   $   160,114   $     2,595   $   154,373   $    30,737   $    (2,573)  $      5,010   $     2,817   $  13,062,735
     43,866        51,032        83,131        87,204       164,971        75,908         34,560        28,004      28,500,489

    278,543        80,770       157,271        32,760       195,721       163,297          3,090           583      13,117,813
---------------------------------------------------------------------------------------------------------------  --------------
    349,799       291,916       242,997       274,337       391,429       236,632         42,660        31,404      54,681,037
---------------------------------------------------------------------------------------------------------------  --------------

    490,218     1,679,252       144,408     1,188,367       686,881       123,265         34,667        86,725     177,928,969
     (8,460)     (118,710)       (4,982)      (28,253)      (38,306)      (36,718)       (64,837)     (105,673)    (46,823,671)
  1,166,774     1,280,894        66,858     1,099,690       658,944       736,009       (226,130)     (604,915)         11,539
---------------------------------------------------------------------------------------------------------------  --------------

  1,648,532     2,841,436       206,284     2,259,804     1,307,519       822,556       (256,300)     (623,863)    131,116,837
---------------------------------------------------------------------------------------------------------------  --------------
  1,998,331     3,133,352       449,281     2,534,141     1,698,948     1,059,188       (213,640)     (592,459)    185,797,874
---------------------------------------------------------------------------------------------------------------  --------------
    269,417     4,647,944       583,192     3,649,988     1,523,137       477,948        464,009       752,229     524,257,960
---------------------------------------------------------------------------------------------------------------  --------------
$ 2,267,748   $ 7,781,296   $ 1,032,473   $ 6,184,129   $ 3,222,085   $ 1,537,136   $    250,369   $   159,770   $ 710,055,834
===============================================================================================================  ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                               INVESCO VARIABLE INSURANCE FUNDS (aj)*
                                                                 -------------------------------------------------------------------
                                                                                                                           GLOBAL
                                                                    BASIC        CAPITAL           CORE    FINANCIAL       HEALTH
                                                                    VALUE      DEVELOPMENT        EQUITY    SERVICES        CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $     5,491   $        --   $   15,097   $       941   $       133
Expenses:
   Mortality and expense risk fees ............................           --            --            2            --           115
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................        5,491            --       15,095           941            18
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................      (99,314)        8,224     (138,069)        7,580        10,157
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................           --            --           --            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................           --            --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................      (99,314)        8,224     (138,069)        7,580        10,157
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      226,692        14,275      208,557        13,936        23,379
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................  $   132,869   $    22,499   $   85,583   $    22,457   $    33,554
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                               INVESCO VARIABLE INSURANCE FUNDS (aj)*
                                                                 -------------------------------------------------------------------
                                                                                                                           GLOBAL
                                                                    BASIC        CAPITAL         CORE       FINANCIAL      HEALTH
                                                                    VALUE      DEVELOPMENT      EQUITY      SERVICES        CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $     5,491   $        --   $    15,095   $      941   $        18
   Net realized gain (loss) on investments in portfolio
      shares ..................................................      (99,314)        8,224      (138,069)       7,580        10,157
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      226,692        14,275       208,557       13,936        23,379
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...      132,869        22,499        85,583       22,457        33,554
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........           83        37,810        96,457           --         1,485
   Contract redemptions .......................................      (20,152)      (13,361)      (23,175)      (3,375)       (6,545)
   Net transfers ..............................................      205,957        74,052      (176,427)     181,067       102,557
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................      185,888        98,501      (103,145)     177,692        97,497
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................      318,757       121,000       (17,562)     200,149       131,051
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      268,944         5,180     1,210,513       12,583        42,216
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $   587,701   $   126,180   $ 1,192,951   $  212,732   $   173,267
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                  INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (aj)*                            THE ALGER PORTFOLIOS (a)*
-------------------------------------------------------------------------------------   -----------------------------------------
   GLOBAL                                                        MID
    REAL        GOVERNMENT        HIGH      INTERNATIONAL      CAP CORE                    CAPITAL      LARGECAP        MIDCAP
  ESTATE        SECURITIES       YIELD         GROWTH           EQUITY     TECHNOLOGY   APPRECIATION     GROWTH         GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$        --    $    52,898    $   635,760   $      12,662    $     6,735   $       --   $         --   $     5,084   $        --

      1,984             --            106              --             --           --            835           356         1,281
---------------------------------------------------------------------------------------------------------------------------------
     (1,984)        52,898        635,654          12,662          6,735           --           (835)        4,728        (1,281)
---------------------------------------------------------------------------------------------------------------------------------

   (896,856)        (7,315)     2,310,473        (218,823)        25,180      131,271       (219,027)     (270,885)      (43,146)

         --             --             --              --             --           --             --            --            --

         --         38,021             --              --          8,489           --             --            --            --
---------------------------------------------------------------------------------------------------------------------------------
   (896,856)        30,706      2,310,473        (218,823)        33,669      131,271       (219,027)     (270,885)      (43,146)
---------------------------------------------------------------------------------------------------------------------------------

  1,827,310        (95,723)       736,425         425,653        108,473       39,967        610,615       584,115       292,037
---------------------------------------------------------------------------------------------------------------------------------
$   928,470    $   (12,119)   $ 3,682,552   $     219,492    $   148,877   $  171,238   $    390,753   $   317,958   $   247,610
=================================================================================================================================

=================================================================================================================================
                  INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (aj)*                            THE ALGER PORTFOLIOS (a)*
-------------------------------------------------------------------------------------   -----------------------------------------
  GLOBAL                                                         MID
   REAL         GOVERNMENT        HIGH      INTERNATIONAL      CAP CORE                    CAPITAL       LARGECAP       MIDCAP
  ESTATE        SECURITIES       YIELD          GROWTH          EQUITY     TECHNOLOGY   APPRECIATION      GROWTH        GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$    (1,984)   $    52,898    $   635,654   $      12,662    $     6,735   $       --   $       (835)  $     4,728   $    (1,281)
   (896,856)        30,706      2,310,473        (218,823)        33,669      131,271       (219,027)     (270,885)      (43,146)

  1,827,310        (95,723)       736,425         425,653        108,473       39,967        610,615       584,115       292,037
---------------------------------------------------------------------------------------------------------------------------------
    928,470        (12,119)     3,682,552         219,492        148,877      171,238        390,753       317,958       247,610
---------------------------------------------------------------------------------------------------------------------------------

     99,760         18,296      1,686,913         116,457         81,680        8,884         87,591        13,696         8,051
   (102,187)       (27,053)      (284,697)       (237,150)       (56,033)      (5,294)       (70,735)      (92,713)      (28,617)
    404,586     (1,257,789)    (1,564,434)       (168,460)       (18,562)     161,168        687,116        15,262       699,728
---------------------------------------------------------------------------------------------------------------------------------

    402,159     (1,266,546)      (162,218)       (289,153)         7,085      164,758        703,972       (63,755)      679,162
---------------------------------------------------------------------------------------------------------------------------------
  1,330,629     (1,278,665)     3,520,334         (69,661)       155,962      335,996      1,094,725       254,203       926,772
---------------------------------------------------------------------------------------------------------------------------------
  2,080,931      2,149,662      5,292,962         876,615        464,090        8,534        738,593       869,907       222,910
---------------------------------------------------------------------------------------------------------------------------------
$ 3,411,560    $   870,997    $ 8,813,296   $     806,954    $   620,052   $  344,530   $  1,833,318   $ 1,124,110   $ 1,149,682
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                               THE ALGER
                                                            PORTFOLIOS (a)*
                                                              (CONTINUED)         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                            ---------------   ------------------------------------------------------
                                                                               GROWTH
                                                                SMALLCAP         AND      INTERNATIONAL   INTERNATIONAL   SMALL CAP
                                                                 GROWTH        INCOME        GROWTH           VALUE         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $            --   $  15,858   $       7,669   $       1,905   $      --
Expenses
   Mortality and expense risk fees ......................               256          --              --              --          --
------------------------------------------------------------------------------------------------------------------------------------
            Net investment income (expense) .............              (256)     15,858           7,669           1,905          --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
      Net realized gains (losses) on sales of investments
         in portfolio shares ............................           (35,681)    (79,146)        (54,984)       (196,569)     (4,544)
      Net realized short-term capital gain distributions
         from investments in portfolio shares ...........                --          --              --              --          --
      Net realized long-term capital gain distributions
         from investments in portfolio shares ...........                --          --              --              --          --
------------------------------------------------------------------------------------------------------------------------------------
            Net realized gain (loss) on investments in
               portfolio shares .........................           (35,681)    (79,146)        (54,984)       (196,569)     (4,544)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................           146,329     138,465          87,497         247,826      13,784
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................   $       110,392   $  75,177   $      40,182   $      53,162   $   9,240
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                               THE ALGER
                                                            PORTFOLIOS (a)*
                                                              (CONTINUED)        ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                            ---------------   ------------------------------------------------------
                                                                               GROWTH
                                                                SMALLCAP         AND      INTERNATIONAL   INTERNATIONAL   SMALL CAP
                                                                 GROWTH        INCOME        GROWTH           VALUE         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $          (256)  $  15,858   $       7,669   $       1,905   $      --
   Net realized gain (loss) on investments in portfolio
      shares ............................................           (35,681)    (79,146)        (54,984)       (196,569)     (4,544)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................           146,329     138,465          87,497         247,826      13,784
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................           110,392      75,177          40,182          53,162       9,240
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..                --      13,297         188,416          27,624          (2)
   Contract redemptions .................................           (27,399)    (26,252)           (403)        (68,279)       (190)
   Net transfers ........................................           (29,798)     67,059          (3,403)       (128,229)      3,771
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...........................           (57,197)     54,104         184,610        (168,884)      3,579
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........            53,195     129,281         224,792        (115,722)     12,819
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................           280,101     245,798         114,991         339,816      22,436
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $       333,296   $ 375,079   $     339,783   $     224,094   $  35,255
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================

 ALLIANCE-
 BERNSTEIN       ALPS
  VARIABLE     VARIABLE
  PRODUCTS    INSURANCE
(CONTINUED)      TRUST                               AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------   ----------   -------------------------------------------------------------------------------------------
                LISTED                                                              LARGE
 SMALL-MID      PRIVATE                  INCOME &    INFLATION                     COMPANY
 CAP VALUE      EQUITY      BALANCED      GROWTH     PROTECTION   INTERNATIONAL     VALUE        ULTRA        VALUE
----------------------------------------------------------------------------------------------------------------------
$     5,470   $      547   $   39,334   $   27,786   $   49,499   $      17,756   $   2,665   $    1,557   $   69,980

         --           --           --           12          158               5          --           --          315
----------------------------------------------------------------------------------------------------------------------
      5,470          547       39,334       27,774       49,341          17,751       2,665        1,557       69,665
----------------------------------------------------------------------------------------------------------------------

   (151,642)      14,786     (125,676)    (216,126)       1,053        (349,995)    (19,095)    (324,802)    (293,639)

         --           --           --           --           --              --          --           --           --

     28,854           --           --           --           --              --          --           --           --
----------------------------------------------------------------------------------------------------------------------
   (122,788)      14,786     (125,676)    (216,126)       1,053        (349,995)    (19,095)    (324,802)    (293,639)
----------------------------------------------------------------------------------------------------------------------

    379,619       30,863      209,055      263,424      188,313         543,454      18,969      449,030      561,753
----------------------------------------------------------------------------------------------------------------------
$   262,301   $   46,196   $  122,713   $   75,072   $  238,707   $     211,210   $   2,539   $  125,785   $  337,779
======================================================================================================================

======================================================================================================================
 ALLIANCE-
 BERNSTEIN       ALPS
  VARIABLE     VARIABLE
  PRODUCTS    INSURANCE
(CONTINUED)      TRUST                               AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------   ----------   -------------------------------------------------------------------------------------------
                LISTED                                                              LARGE
 SMALL-MID      PRIVATE                  INCOME &    INFLATION                     COMPANY
 CAP VALUE      EQUITY      BALANCED      GROWTH     PROTECTION   INTERNATIONAL     VALUE        ULTRA        VALUE
----------------------------------------------------------------------------------------------------------------------
$     5,470   $      547   $   39,334   $   27,774   $   49,341   $      17,751   $   2,665   $    1,557   $   69,665
   (122,788)      14,786     (125,676)    (216,126)       1,053        (349,995)    (19,095)    (324,802)    (293,639)

    379,619       30,863      209,055      263,424      188,313         543,454      18,969      449,030      561,753
----------------------------------------------------------------------------------------------------------------------
    262,301       46,196      122,713       75,072      238,707         211,210       2,539      125,785      337,779
----------------------------------------------------------------------------------------------------------------------

     24,027       24,807        2,954       76,425      210,518          60,966      10,708          144       45,381
    (41,924)     (12,721)     (54,784)     (91,461)    (288,482)        (57,696)       (792)      (4,816)    (155,466)
    235,341      119,141      308,823     (202,103)   1,388,389        (382,612)     38,728     (640,669)     417,621
----------------------------------------------------------------------------------------------------------------------

    217,444      131,227      256,993     (217,139)   1,310,425        (379,342)     48,644     (645,341)     307,536
----------------------------------------------------------------------------------------------------------------------
    479,745      177,423      379,706     (142,067)   1,549,132        (168,132)     51,183     (519,556)     645,315
----------------------------------------------------------------------------------------------------------------------
    666,583           --      754,102      673,129    1,445,914         799,266      67,977      542,390      969,545
----------------------------------------------------------------------------------------------------------------------
$ 1,146,328   $  177,423   $1,133,808   $  531,062   $2,995,046   $     631,134   $ 119,160   $   22,834   $1,614,860
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                               AMERICAN
                                                                CENTURY
                                                               VARIABLE
                                                              PORTFOLIOS    CREDIT SUISSE
                                                              (CONTINUED)       TRUST               DIREXION INSURANCE TRUST
                                                              -----------   -------------   ----------------------------------------

                                                                              COMMODITY       DYNAMIC     EVOLUTION VP   EVOLUTION
                                                                                RETURN         VP HY        ALL CAP      VP MANAGED
                                                                 VISTA         STRATEGY        BOND       EQUITY (ai)*   BOND (ai)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $        --   $      39,703   $    58,636   $         --   $   23,416
Expenses:
   Mortality and expense risk fees ........................            --              --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
            Net investment income (expense) ...............            --          39,703        58,636             --       23,416
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
      Net realized gains (losses) on sales of investments
         in portfolio shares ..............................       (44,557)       (142,767)     (385,141)       (61,455)     (28,894)
      Net realized short-term capital gain distributions
         from investments in portfolio shares ..... .......            --              --            --             --           --
      Net realized long-term capital gain distributions
         from investments in portfolio shares .............            --              --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
            Net realized gain (loss) on investments in
               portfolio shares ...........................       (44,557)       (142,767)     (385,141)       (61,455)     (28,894)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        53,378         178,722       (56,040)        52,027        1,901
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .................................   $     8,821   $      75,658   $  (382,545)  $     (9,428)  $   (3,577)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                               AMERICAN
                                                                CENTURY
                                                               VARIABLE
                                                              PORTFOLIOS    CREDIT SUISSE
                                                              (CONTINUED)       TRUST               DIREXION INSURANCE TRUST
                                                              -----------   -------------   ----------------------------------------

                                                                              COMMODITY       DYNAMIC     EVOLUTION VP   EVOLUTION
                                                                                RETURN         VP HY        ALL CAP      VP MANAGED
                                                                 VISTA         STRATEGY        BOND       EQUITY (ai)*   BOND (ai)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $        --   $      39,703   $    58,636   $         --   $   23,416
   Net realized gain (loss) on investments in portfolio
      shares ..............................................       (44,557)       (142,767)     (385,141)       (61,455)     (28,894)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .....................        53,378         178,722       (56,040)        52,027        1,901
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................         8,821          75,658      (382,545)        (9,428)      (3,577)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....         1,269          23,759        63,599             --       17,570
   Contract redemptions ...................................        (5,560)        (49,382)     (153,092)        (7,461)     (30,771)
   Net transfers ..........................................       (36,845)        132,943    (7,322,807)       (94,773)    (204,609)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................       (41,136)        107,320    (7,412,300)      (102,234)    (217,810)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............       (32,315)        182,978    (7,794,845)      (111,662)    (221,387)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................        66,513         225,873    11,005,607        111,662      221,387
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $    34,198   $     408,851   $ 3,210,762   $         --   $       --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

  DREYFUS
 INVESTMENT                               DREYFUS VARIABLE
 PORTFOLIOS                                INVESTMENT FUND                          FEDERATED INSURANCE SERIES
-----------                               ----------------   -----------------------------------------------------------------------
   SMALL        DREYFUS
    CAP        SOCIALLY       DREYFUS                                       HIGH
   STOCK      RESPONSIBLE      STOCK       INTERNATIONAL      CAPITAL      INCOME      INTERNATIONAL                    MARKET
   INDEX        GROWTH         INDEX           VALUE         INCOME II     BOND II       EQUITY II     KAUFMANN II   OPPORTUNITY II
------------------------------------------------------------------------------------------------------------------------------------
$    33,471   $       602   $   116,993   $        114,096   $  21,139   $   125,794   $      22,509   $        --   $        4,347

         --            66         1,214              1,387          31            62              --            --               --
------------------------------------------------------------------------------------------------------------------------------------
     33,471           536       115,779            112,709      21,108       125,732          22,509            --            4,347
------------------------------------------------------------------------------------------------------------------------------------

   (810,502)       (8,635)   (1,727,630)          (922,380)    (21,769)      651,121        (129,908)     (271,858)          (8,775)

         --            --            --                 --          --            --              --            --            4,412

    226,893            --       358,220                 --          --            --              --            --               --
------------------------------------------------------------------------------------------------------------------------------------
   (583,609)       (8,635)   (1,369,410)          (922,380)    (21,769)      651,121        (129,908)     (271,858)          (4,363)
------------------------------------------------------------------------------------------------------------------------------------

    862,349        32,822     2,609,585          1,612,042      95,120     1,139,446         440,011       404,121          (10,539)
------------------------------------------------------------------------------------------------------------------------------------
$   312,211   $    24,723   $ 1,355,954   $        802,371   $  94,459   $ 1,916,299   $     332,612   $   132,263   $      (10,555)
====================================================================================================================================

====================================================================================================================================

  DREYFUS
 INVESTMENT                               DREYFUS VARIABLE
 PORTFOLIOS                                INVESTMENT FUND                          FEDERATED INSURANCE SERIES
-----------                               ----------------   -----------------------------------------------------------------------
   SMALL        DREYFUS
    CAP        SOCIALLY       DREYFUS                                       HIGH
   STOCK      RESPONSIBLE      STOCK       INTERNATIONAL      CAPITAL      INCOME      INTERNATIONAL                    MARKET
   INDEX        GROWTH         INDEX           VALUE         INCOME II     BOND II       EQUITY II     KAUFMANN II   OPPORTUNITY II
------------------------------------------------------------------------------------------------------------------------------------
$    33,471   $       536   $   115,779   $        112,709   $  21,108   $   125,732   $      22,509   $        --   $        4,347
   (583,609)       (8,635)   (1,369,410)          (922,380)    (21,769)      651,121        (129,908)     (271,858)          (4,363)

    862,349        32,822     2,609,585          1,612,042      95,120     1,139,446         440,011       404,121          (10,539)
------------------------------------------------------------------------------------------------------------------------------------
    312,211        24,723     1,355,954            802,371      94,459     1,916,299         332,612       132,263          (10,555)
------------------------------------------------------------------------------------------------------------------------------------

      8,392            --       232,379             82,336          (4)      242,300          14,414        20,062           45,639
    (48,045)         (652)     (439,881)          (146,306)    (24,181)     (632,483)        (16,630)       (6,848)         (21,609)
   (304,541)       20,129       (66,700)          (277,447)    120,813     5,331,360           7,655      (209,069)         192,490
------------------------------------------------------------------------------------------------------------------------------------

   (344,194)       19,477      (274,202)          (341,417)     96,628     4,941,177           5,439      (195,855)         216,520
------------------------------------------------------------------------------------------------------------------------------------
    (31,983)       44,200     1,081,752            460,954     191,087     6,857,476         338,051       (63,592)         205,965
------------------------------------------------------------------------------------------------------------------------------------
  1,207,579        69,122     5,362,214          2,688,233     316,402     1,426,620         706,134       712,632          326,675
------------------------------------------------------------------------------------------------------------------------------------
$ 1,175,596   $   113,322   $ 6,443,966   $      3,149,187   $ 507,489   $ 8,284,096   $   1,044,185   $   649,040   $      532,640
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                              FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                                                     (IBBOTSON ETF ASSET ALLOCATION)
                                                                     ---------------------------------------------------------------
                                                                     AGGRESSIVE                                             INCOME
                                                                       GROWTH      BALANCED    CONSERVATIVE    GROWTH      & GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $      153   $    5,542   $      8,614   $   2,050   $   1,666
Expenses:
   Mortality and expense risk fees ................................          --           --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........................         153        5,542          8,614       2,050       1,666
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .........................................      11,223     (101,741)        20,336       7,034       6,607
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................           5          528            889          79         145
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................           1           19             --          18           3
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ......................................      11,229     (101,194)        21,225       7,131       6,755
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .............................         168      125,933         95,139      15,261      25,921
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....  $   11,550   $   30,281   $    124,978   $  24,442   $  34,342
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                              FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                                                     (IBBOTSON ETF ASSET ALLOCATION)
                                                                     ---------------------------------------------------------------
                                                                     AGGRESSIVE                                             INCOME
                                                                       GROWTH      BALANCED    CONSERVATIVE    GROWTH      & GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $      153   $    5,542   $      8,614   $   2,050   $   1,666
   Net realized gain (loss) on investments in
      portfolio shares ............................................      11,229     (101,194)        21,225       7,131       6,755
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..........................         168      125,933         95,139      15,261      25,921
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......      11,550       30,281        124,978      24,442      34,342
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............       1,516      235,483        649,918     147,737     227,050
   Contract redemptions ...........................................     (23,315)     (21,931)      (354,147)    (22,867)    (21,504)
   Net transfers ..................................................      31,611      125,959        771,544     161,288     (28,337)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions .............................................       9,812      339,511      1,067,315     286,158     177,209
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................      21,362      369,792      1,192,293     310,600     211,551
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................          --      452,580        259,898       9,228      42,108
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................  $   21,362   $  822,372   $  1,452,191   $ 319,828   $ 253,659
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                      IVY FUNDS
                                                                                                                       VARIABLE
FIRST EAGLE                                                                                                           INSURANCE
   FUNDS                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  PORTFOLIOS (ah)*
-----------  -----------------------------------------------------------------------------------------------------  ----------------
                GLOBAL                                                                      TEMPLETON
                 REAL           HIGH                         MUTUAL        STRATEGIC          GLOBAL
                ESTATE         INCOME         INCOME         SHARES         INCOME             BOND              U.S.        ASSET
 OVERSEAS    SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II (b)*  GOVERNMENT II  STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$    15,567  $      25,857  $     954,178  $      21,501  $       9,954  $      92,637  $          108,014  $      41,088  $     --

         --             --             --             --             --             --                  --             --        --
------------------------------------------------------------------------------------------------------------------------------------
     15,567         25,857        954,178         21,501          9,954         92,637             108,014         41,088        --
------------------------------------------------------------------------------------------------------------------------------------

    412,977          4,264        908,982        352,775        104,593         69,170              64,953         (3,725)       --

      4,800             --             --             --             --             --                  --             --        --

     27,112             --             --             --             --             --                  --             --        --
------------------------------------------------------------------------------------------------------------------------------------
    444,889          4,264        908,982        352,775        104,593         69,170              64,953         (3,725)       --
------------------------------------------------------------------------------------------------------------------------------------

     (7,965)        77,104      1,115,661        192,607         16,065         90,743              25,143          7,103    (4,899)
------------------------------------------------------------------------------------------------------------------------------------
$   452,491  $     107,225  $   2,978,821  $     566,883  $     130,612  $     252,550  $          198,110  $      44,466  $ (4,899)
====================================================================================================================================

====================================================================================================================================
                                                                                                                      IVY FUNDS
                                                                                                                       VARIABLE
FIRST EAGLE                                                                                                           INSURANCE
  FUNDS                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  PORTFOLIOS (ah)*
-----------  -----------------------------------------------------------------------------------------------------  ----------------
                GLOBAL                                                                      TEMPLETON
                 REAL           HIGH                         MUTUAL        STRATEGIC          GLOBAL
                ESTATE         INCOME         INCOME         SHARES         INCOME             BOND              U.S.        ASSET
 OVERSEAS    SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II (b)*  GOVERNMENT II  STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$    15,567  $      25,857  $     954,178  $      21,501  $       9,954  $      92,637  $          108,014  $      41,088  $     --
    444,889          4,264        908,982        352,775        104,593         69,170              64,953         (3,725)       --

     (7,965)        77,104      1,115,661        192,607         16,065         90,743              25,143          7,103    (4,899)
------------------------------------------------------------------------------------------------------------------------------------
    452,491        107,225      2,978,821        566,883        130,612        252,550             198,110         44,466    (4,899)
------------------------------------------------------------------------------------------------------------------------------------

    320,950         69,057      1,102,269         24,746         36,914         57,588             376,140        153,134        (1)
   (234,500)       (13,939)      (425,233)       (53,977)       (24,097)      (296,563)            (29,634)       (38,494)      (92)
  2,176,405        403,287      6,417,585      8,033,845        741,072      1,688,914           2,444,459      1,081,510   941,443
------------------------------------------------------------------------------------------------------------------------------------

  2,262,855        458,405      7,094,621      8,004,614        753,889      1,449,939           2,790,965      1,196,150   941,350
------------------------------------------------------------------------------------------------------------------------------------
  2,715,346        565,630     10,073,442      8,571,497        884,501      1,702,489           2,989,075      1,240,616   936,451
------------------------------------------------------------------------------------------------------------------------------------
    277,492             --        241,992             --             --         44,336             195,884         72,587        --
------------------------------------------------------------------------------------------------------------------------------------
$ 2,992,838  $     565,630  $  10,315,434  $   8,571,497  $     884,501  $   1,746,825  $        3,184,959  $   1,313,203  $936,451
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================

                                                                                                                    JANUS ASPEN
                                                                                                                      SERIES
                                                                 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (ah)*     INSTITUTIONAL
                                                                ------------------------------------------------   --------------

                                                                                HIGH      MID CAP    SCIENCE AND
                                                                  ENERGY       INCOME     GROWTH      TECHNOLOGY      BALANCED
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $       --   $      --   $      --   $        --   $      80,046
Expenses:
   Mortality and expense risk fees ..........................           --          --          --            --              --
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................           --          --          --            --          80,046
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................           --          --          --            --        (146,838)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..................           --          --          --            --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..................           --          --          --            --          95,394
---------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ................................           --          --          --            --         (51,444)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .......................       (1,062)        716        (168)          268         558,972
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................   $   (1,062)  $     716   $    (168)  $       268   $     587,574
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================

                                                                                                                    JANUS ASPEN
                                                                                                                      SERIES
                                                                  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (ah)*    INSTITUTIONAL
                                                                ------------------------------------------------   --------------

                                                                               HIGH       MID CAP    SCIENCE AND
                                                                  ENERGY      INCOME      GROWTH      TECHNOLOGY      BALANCED
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $       --   $      --   $      --   $        --   $      80,046
   Net realized gain (loss) on investments in
      portfolio shares ......................................           --          --          --            --         (51,444)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ....................       (1,062)        716        (168)          268         558,972
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ....................................       (1,062)        716        (168)          268         587,574
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......           --          --          --             1         260,186
   Contract redemptions .....................................           --         (12)         (4)           (2)       (101,341)
   Net transfers ............................................      111,231     108,531      21,358        14,312          17,042
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................      111,231     108,519      21,354        14,311         175,887
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............      110,169     109,235      21,186        14,579         763,461
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................           --          --          --            --       2,301,736
---------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $  110,169   $ 109,235   $  21,186   $    14,579   $   3,065,197
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                        JANUS
                                                                                                                        ASPEN
                                                                                                                        SERIES -
                            JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)                                              SERVICE
-------------------------------------------------------------------------------------------------------------------   -------------
                                 GLOBAL       GROWTH                                     PERKINS                         INTECH
                                  LIFE          AND                                      MID CAP                      RISK-MANAGED
ENTERPRISE (c)*      FORTY      SCIENCES      INCOME      JANUS (d)*   OVERSEAS (e)*      VALUE      WORLDWIDE (f)*       CORE
-----------------------------------------------------------------------------------------------------------------------------------
$            --   $      321   $       --   $    10,756   $    5,000   $      33,227   $    17,251   $        9,802   $        490
            938           --           --           667          771             285            --              991             --
-----------------------------------------------------------------------------------------------------------------------------------
           (938)         321           --        10,089        4,229          32,942        17,251            8,811            490
-----------------------------------------------------------------------------------------------------------------------------------
       (558,897)    (222,015)     (49,863)     (337,831)    (129,744)     (2,502,313)     (251,982)        (235,622)        (9,846)
             --           --           --             --          --              --            --               --             --
             --           --        2,568             --          --         156,484        71,170               --             --
-----------------------------------------------------------------------------------------------------------------------------------
       (558,897)    (222,015)     (47,295)     (337,831)    (129,744)     (2,345,829)     (180,812)        (235,622)        (9,846)
-----------------------------------------------------------------------------------------------------------------------------------
      1,165,320      554,226       77,602       752,940      423,336       5,341,788     1,049,917          419,120         16,556
-----------------------------------------------------------------------------------------------------------------------------------
$       605,485   $  332,532   $   30,307   $   425,198   $  297,821   $   3,028,901   $   886,356   $      192,309   $      7,200
===================================================================================================================================

===================================================================================================================================
                                                                                                                          JANUS
                                                                                                                          ASPEN
                                                                                                                         SERIES -
                                JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)                                           SERVICE
-------------------------------------------------------------------------------------------------------------------   -------------
                                GLOBAL        GROWTH                                    PERKINS                          INTECH
                                 LIFE          AND                                      MID CAP                       RISK-MANAGED
ENTERPRISE (c)*     FORTY       SCIENCES     INCOME       JANUS (d)*   OVERSEAS (e)*     VALUE       WORLDWIDE (f)*       CORE
-----------------------------------------------------------------------------------------------------------------------------------
$          (938)  $      321   $       --   $    10,089   $    4,229   $      32,942   $    17,251   $        8,811   $        490
       (558,897)    (222,015)     (47,295)     (337,831)    (129,744)     (2,345,829)     (180,812)        (235,622)        (9,846)
      1,165,320      554,226       77,602       752,940      423,336       5,341,788     1,049,917          419,120         16,556
-----------------------------------------------------------------------------------------------------------------------------------
        605,485      332,532       30,307       425,198      297,821       3,028,901       886,356          192,309          7,200
-----------------------------------------------------------------------------------------------------------------------------------
         29,600       51,386       16,617        24,973       90,900         228,131       238,968           35,009         32,129
        (86,135)     (18,101)      (1,877)     (110,341)     (33,789)       (380,175)      (90,802)         (49,475)        (2,618)
       (323,865)     434,729      (69,109)     (102,410)      39,665         627,436       630,324          373,940         (9,419)
-----------------------------------------------------------------------------------------------------------------------------------
       (380,400)     468,014      (54,369)     (187,778)      96,776         475,392       778,490          359,474         20,092
-----------------------------------------------------------------------------------------------------------------------------------
        225,085      800,546      (24,062)      237,420      394,597       3,504,293     1,664,846          551,783         27,292
-----------------------------------------------------------------------------------------------------------------------------------
      1,953,780      676,758      210,645     1,001,782      791,499       4,579,260     1,899,736          433,519         46,553
-----------------------------------------------------------------------------------------------------------------------------------
$     2,178,865   $1,477,304   $  186,583   $ 1,239,202   $1,186,096   $   8,083,553   $ 3,564,582   $      985,302   $     73,845
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                   JANUS
                                                                   ASPEN
                                                                  SERIES -
                                                                   SERVICE
                                                                 (CONTINUED)                 LAZARD RETIREMENT SERIES
                                                                 -----------  ------------------------------------------------------
                                                                   PERKINS                                     US
                                                                    SMALL       EMERGING                    SMALL-MID        US
                                                                   COMPANY      MARKETS    INTERNATIONAL       CAP        STRATEGIC
                                                                  VALUE (g)*     EQUITY        EQUITY      EQUITY (h)*    EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $        --  $   166,431  $      43,081  $        --   $      335
Expenses:
   Mortality and expense risk fees ............................           --           11             --           65           --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................           --      166,420         43,081          (65)         335
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................     (125,473)     (68,574)      (364,111)       3,357         (955)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................           --           --             --           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................           --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..................................     (125,473)     (68,574)      (364,111)       3,357         (955)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      110,609    1,751,973        653,045       51,344        7,205
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................  $   (14,864) $ 1,849,819  $     332,015  $    54,636   $    6,585
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                   JANUS
                                                                   ASPEN
                                                                  SERIES -
                                                                   SERVICE
                                                                 (CONTINUED)                 LAZARD RETIREMENT SERIES
                                                                 -----------  ------------------------------------------------------
                                                                   PERKINS                                    US
                                                                    SMALL       EMERGING                   SMALL-MID        US
                                                                   COMPANY      MARKETS    INTERNATIONAL      CAP       STRATEGIC
                                                                  VALUE (g)*     EQUITY        EQUITY      EQUITY (h)*    EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $        --  $   166,420  $      43,081  $       (65)  $      335
   Net realized gain (loss) on investments in portfolio
      shares ..................................................     (125,473)     (68,574)      (364,111)       3,357         (955)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      110,609    1,751,973        653,045       51,344        7,205
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...      (14,864)   1,849,819        332,015       54,636        6,585
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........           --      409,585         96,883       47,551            1
   Contract redemptions .......................................       (1,340)    (316,086)      (147,874)      (9,710)         (63)
   Net transfers ..............................................     (256,199)   3,218,743        188,196      704,327       17,346
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................     (257,539)   3,312,242        137,205      742,168       17,284
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     (272,403)   5,162,061        469,220      796,804       23,869
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      272,403    2,484,341      1,341,983       33,734       24,199
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $        --  $ 7,646,402  $   1,811,203  $   830,538   $   48,068
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                               LEGG MASON PARTNERS
        LEGG MASON PARTNERS VARIABLE EQUITY TRUST              VARIABLE INCOME TRUST             LORD ABBETT SERIES FUND
----------------------------------------------------------  --------------------------  -----------------------------------------
              CLEARBRIDGE                                       WESTERN       WESTERN
CLEARBRIDGE     EQUITY        CLEARBRIDGE      CLEARBRIDGE       ASSET         ASSET                                  GROWTH
AGGRESSIVE      INCOME        FUNDAMENTAL       LARGE CAP     GLOBAL HIGH    STRATEGIC      CAPITAL        BOND        AND
GROWTH (i)*  BUILDER (j)*  ALL CAP VALUE (k)*  GROWTH (l)*  YIELD BOND (m)*  BOND (n)*  STRUCTURE (ak)*  DEBENTURE    INCOME
---------------------------------------------------------------------------------------------------------------------------------
$        --  $      5,879     $      1,111     $       879  $     1,960,892  $  17,814  $         7,692  $  50,795  $     9,578

         --            --               23              --               --         --               15         --        1,058
---------------------------------------------------------------------------------------------------------------------------------
         --         5,879            1,088             879        1,960,892     17,814            7,677     50,795        8,520
---------------------------------------------------------------------------------------------------------------------------------

   (303,744)      (42,869)         (34,662)        (80,917)         689,816    (89,744)         (70,726)      (469)    (174,230)

         --            --               --              --               --      4,047               --         --           --

         --            --               --              --               --        349               --         --           --
---------------------------------------------------------------------------------------------------------------------------------
   (303,744)      (42,869)         (34,662)        (80,917)         689,816    (85,348)         (70,726)      (469)    (174,230)
---------------------------------------------------------------------------------------------------------------------------------
    550,140        77,456           53,332         211,073        2,239,667    164,307          103,427     50,296      353,930
---------------------------------------------------------------------------------------------------------------------------------
$   246,396  $     40,466     $     19,758     $   131,035  $     4,890,375  $  96,773  $        40,378  $ 100,622  $   188,220
=================================================================================================================================

=================================================================================================================================

                                                              LEGG MASON PARTNERS
        LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST             LORD ABBETT SERIES FUND
----------------------------------------------------------  --------------------------  -----------------------------------------
             CLEARBRIDGE                                       WESTERN        WESTERN
CLEARBRIDGE     EQUITY        CLEARBRIDGE      CLEARBRIDGE      ASSET          ASSET                                  GROWTH
AGGRESSIVE      INCOME        FUNDAMENTAL       LARGE CAP     GLOBAL HIGH    STRATEGIC      CAPITAL        BOND        AND
GROWTH (i)*  BUILDER (j)*  ALL CAP VALUE (k)*  GROWTH (l)*  YIELD BOND (m)*  BOND (n)*  STRUCTURE (ak)*  DEBENTURE    INCOME
---------------------------------------------------------------------------------------------------------------------------------
$        --  $      5,879     $      1,088     $       879  $     1,960,892  $  17,814  $         7,677  $  50,795  $     8,520
   (303,744)      (42,869)         (34,662)        (80,917)         689,816    (85,348)         (70,726)      (469)    (174,230)

    550,140        77,456           53,332         211,073        2,239,667    164,307          103,427     50,296      353,930
---------------------------------------------------------------------------------------------------------------------------------
    246,396        40,466           19,758         131,035        4,890,375     96,773           40,378    100,622      188,220
---------------------------------------------------------------------------------------------------------------------------------

          2        87,991               --               3        1,401,544      9,087               --     11,008       10,795
    (59,642)       (8,120)         (96,704)        (59,823)        (954,314)   (66,840)          (1,682)   (43,698)     (60,767)
   (507,608)      (40,116)         (17,037)         44,302       16,651,617   (200,573)         (24,904)   693,760      (23,681)
---------------------------------------------------------------------------------------------------------------------------------

   (567,248)       39,755         (113,741)        (15,518)      17,098,847   (258,326)         (26,586)   661,070      (73,653)
---------------------------------------------------------------------------------------------------------------------------------
   (320,852)       80,221          (93,983)        115,517       21,989,222   (161,553)          13,792    761,692      114,567
---------------------------------------------------------------------------------------------------------------------------------
  1,155,408       176,867          180,025         258,553          396,226    584,659          240,942    108,709      948,440
---------------------------------------------------------------------------------------------------------------------------------
$   834,556  $    257,088     $     86,042     $   374,070  $    22,385,448  $ 423,106  $       254,734  $ 870,401  $ 1,063,007
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                          LORD ABBETT
                                                                          SERIES FUND                       NATIONWIDE
                                                                          (CONTINUED)                 VARIABLE INSURANCE TRUST
                                                                -------------------------------  -----------------------------------
                                                                   INTERNATIONAL      CLASSIC       BOND    INTERNATIONAL  MID CAP
                                                                OPPORTUNITIES (al)* STOCK (am)*    INDEX        INDEX       INDEX
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......      $  14,729      $       564  $  69,509    $  55,427   $  11,609
Expenses:
   Mortality and expense risk fees ............................             --               --         --           --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................         14,729              564     69,509       55,427      11,609
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................         (1,822)          (9,667)      (966)    (542,784)   (203,260)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................             --               --        610           --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................             --               --      1,332           --      32,962
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................         (1,822)          (9,667)       976     (542,784)   (170,298)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................         91,162           23,084     20,554      887,127     463,142
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................      $ 104,069      $    13,981  $  91,039    $ 399,770   $ 304,453
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                       LORD ABBETT                          NATIONWIDE
                                                                 SERIES FUND (CONTINUED)             VARIABLE INSURANCE TRUST
                                                             -------------------------------  --------------------------------------
                                                                INTERNATIONAL      CLASSIC        BOND    INTERNATIONAL   MID CAP
                                                             OPPORTUNITIES (al)* STOCK (am)*     INDEX        INDEX        INDEX
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................      $    14,729     $       564  $    69,509 $      55,427  $   11,609
   Net realized gain (loss) on investments in portfolio
      shares ..............................................           (1,822)         (9,667)         976      (542,784)   (170,298)
   Net change in unrealized appreciation (depreciation) of
      investments
      in portfolio shares .................................           91,162          23,084       20,554       887,127     463,142
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................          104,069          13,981       91,039       399,770     304,453
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....           89,865          34,034           (1)            1       3,240
   Contract redemptions ...................................          (17,637)           (296)     (38,133)       (4,065)     (2,692)
   Net transfers ..........................................          856,583         (15,072)     (39,938)     (390,912)     61,859
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
         contract owners' transactions ....................          928,811          18,666      (78,072)     (394,976)     62,407
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............        1,032,880          32,647       12,967         4,794     366,860
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................           77,153          50,245    1,631,211     2,064,787     941,171
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................      $ 1,110,033     $    82,892  $ 1,644,178 $   2,069,581  $1,308,031
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================

                                                                                              NORTHERN
     NATIONWIDE                                                                                LIGHTS
  VARIABLE INSURANCE                                                                          VARIABLE
  TRUST (CONTINUED)                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                TRUST
----------------------  -------------------------------------------------------------------  -----------
                                                             SHORT
  S&P 500    SMALL CAP   MID-CAP                           DURATION   SMALL-CAP   SOCIALLY    CHANGING
   INDEX       INDEX     GROWTH     PARTNERS     REGENCY     BOND       GROWTH   RESPONSIVE  PARAMETERS
--------------------------------------------------------------------------------------------------------
$    63,369  $   7,489  $      --  $    42,701  $   7,458  $  31,247  $      --   $  2,779   $       --

         --         --         --            9         --         --         --         --           --
--------------------------------------------------------------------------------------------------------
     63,369      7,489         --       42,692      7,458     31,247         --      2,779           --
--------------------------------------------------------------------------------------------------------

   (965,265)  (137,653)  (211,547)  (1,182,918)   (92,442)  (147,427)  (113,403)   (40,865)    (189,468)

         --         --         --           --         --         --         --         --           --

         --         --         --      189,683      6,291         --         --         --           --
--------------------------------------------------------------------------------------------------------
   (965,265)  (137,653)  (211,547)    (993,235)   (86,151)  (147,427)  (113,403)   (40,865)    (189,468)
--------------------------------------------------------------------------------------------------------

  1,597,988    289,302    369,186    1,635,112    268,589    194,780    115,760    115,523     (319,911)
--------------------------------------------------------------------------------------------------------
$   696,092  $ 159,138  $ 157,639  $   684,569  $ 189,896  $  78,600  $   2,357   $ 77,437   $ (509,379)
========================================================================================================

==========================================================================================================
                                                                                               NORTHERN
      NATIONWIDE                                                                                LIGHTS
  VARIABLE INSURANCE                                                                           VARIABLE
   TRUST (CONTINUED)                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                  TRUST
----------------------  --------------------------------------------------------------------  ------------
                                                             SHORT
  S&P 500    SMALL CAP   MID-CAP                            DURATION   SMALL-CAP   SOCIALLY     CHANGING
   INDEX       INDEX     GROWTH     PARTNERS     REGENCY      BOND      GROWTH    RESPONSIVE   PARAMETERS
----------------------------------------------------------------------------------------------------------
$    63,369  $   7,489  $      --  $    42,692  $   7,458  $   31,247  $      --  $   2,779   $        --
   (965,265)  (137,653)  (211,547)    (993,235)   (86,151)   (147,427)  (113,403)   (40,865)     (189,468)

  1,597,988    289,302    369,186    1,635,112    268,589     194,780    115,760    115,523      (319,911)
----------------------------------------------------------------------------------------------------------
    696,092    159,138    157,639      684,569    189,896      78,600      2,357     77,437      (509,379)
----------------------------------------------------------------------------------------------------------

     23,761      4,324      6,930       73,892      5,435          (3)   148,880     20,345       943,224
 (1,875,342)    (2,015)   (84,067)     (57,538)   (30,576)   (148,722)   (30,936)   (14,107)     (387,301)
   (287,490)   (67,082)  (102,464)     (44,128)   127,064    (519,327)  (286,141)    13,174      (856,207)
----------------------------------------------------------------------------------------------------------

 (2,139,071)   (64,773)  (179,601)     (27,774)   101,923    (668,052)  (168,197)    19,412      (300,284)
----------------------------------------------------------------------------------------------------------
 (1,442,979)    94,365    (21,962)     656,795    291,819    (589,452)  (165,840)    96,849      (809,663)
----------------------------------------------------------------------------------------------------------
  3,287,255    762,816    525,959    1,409,523    291,545   1,196,062    495,673    114,331     8,941,796
----------------------------------------------------------------------------------------------------------
$ 1,844,276  $ 857,181  $ 503,997  $ 2,066,318  $ 583,364  $  606,610  $ 329,833  $ 211,180   $ 8,132,133
==========================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================

                                                                                                                        PIMCO
                                                                                                                      VARIABLE
                                                                   NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)           TRUST
                                                               ---------------------------------------------------   -----------
                                                                                            JNF
                                                                                           LOOMIS         JNF
                                                                  JNF           JNF        SAYLES        MONEY           ALL
                                                               BALANCED       EQUITY        BOND         MARKET         ASSET
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $    5,249   $    3,576   $  616,896   $    227,409   $  338,850
Expenses:
   Mortality and expense risk fees .........................          561        2,272           --          2,199           --
--------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................        4,688        1,304      616,896        225,210      338,850
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................      (25,865)     (64,959)   1,516,752             --     (363,281)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................           --           --           --             --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................           --           --           --             --           --
--------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................      (25,865)     (64,959)   1,516,752             --     (363,281)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................       72,153      179,784      847,631             --      866,295
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................   $   50,976   $  116,129   $2,981,279   $    225,210   $  841,864
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================
                                                                                                                        PIMCO
                                                                                                                      VARIABLE
                                                                    NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)          TRUST
                                                               ---------------------------------------------------   -----------
                                                                                            JNF
                                                                                           LOOMIS         JNF
                                                                   JNF          JNF        SAYLES        MONEY           ALL
                                                                BALANCED      EQUITY        BOND         MARKET         ASSET
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $    4,688   $    1,304   $  616,896   $    225,210   $  338,850
   Net realized gain (loss) on investments in
      portfolio shares .....................................      (25,865)     (64,959)   1,516,752             --     (363,281)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................       72,153      179,784      847,631             --      866,295
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .........................................       50,976      116,129    2,981,279        225,210      841,864
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
     Net contract purchase payments (including breakage) ...           (1)         793      469,060     70,881,770      439,995
     Contract redemptions ..................................      (52,265)     (12,064)    (871,891)   (13,814,901)    (223,306)
     Net transfers .........................................      258,490      (11,137)     236,228    (92,000,140)   1,762,472
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
        owners' transactions ...............................      206,224      (22,408)    (166,603)   (34,933,271)   1,979,161
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..............      257,200       93,721    2,814,676    (34,708,061)   2,821,025
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      230,803      387,870    5,339,259     88,695,395    2,799,701
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .......................   $  488,003   $  481,591   $8,153,935   $ 53,987,334   $5,620,726
================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                                              PIMCO VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                               FOREIGN      FOREIGN
 COMMODITY -     EMERGING        BOND         BOND        GLOBAL                       LONG                   REALESTATE-
 REALRETURN      MARKETS      US DOLLAR    US DOLLAR       BOND           HIGH        TERM US       LOW        REALRETURN
  STRATEGY         BOND         HEDGED      UNHEDGED     UNHEDGED        YIELD      GOVERNMENT    DURATION    STRATEGY (o)*
----------------------------------------------------------------------------------------------------------------------------
$    138,837   $  382,878    $   74,616   $     8,999   $    79,612   $ 1,378,719   $   62,912   $  214,232   $          --

          --           --            --            --            --            --           --           --              --
----------------------------------------------------------------------------------------------------------------------------
     138,837      382,878        74,616         8,999        79,612     1,378,719       62,912      214,232              --
----------------------------------------------------------------------------------------------------------------------------

    (671,205)   1,747,402       (37,492)       28,692       349,335     3,004,998       36,977      282,983      (1,319,332)

     140,567           --       166,980        13,996       175,666            --       59,713      203,638              --

     103,444           --            --         3,870         4,234            --       59,539      147,743              --
----------------------------------------------------------------------------------------------------------------------------
    (427,194)   1,747,402       129,488        46,558       529,235     3,004,998      156,229      634,364      (1,319,332)
----------------------------------------------------------------------------------------------------------------------------

   1,022,739      (99,876)       63,904       (44,181)     (157,204)    1,983,744     (281,603)     (78,313)        953,544
----------------------------------------------------------------------------------------------------------------------------
$    734,382   $2,030,404    $  268,008   $    11,376   $   451,643   $ 6,367,461   $  (62,462)  $  770,283   $    (365,788)
============================================================================================================================

============================================================================================================================

                                              PIMCO VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                               FOREIGN      FOREIGN
 COMMODITY -     EMERGING        BOND         BOND        GLOBAL                       LONG                   REALESTATE-
 REALRETURN      MARKETS      US DOLLAR    US DOLLAR       BOND           HIGH        TERM US       LOW        REALRETURN
  STRATEGY         BOND         HEDGED      UNHEDGED     UNHEDGED        YIELD      GOVERNMENT    DURATION    STRATEGY (o)*
----------------------------------------------------------------------------------------------------------------------------
$    138,837   $   382,878   $   74,616   $     8,999   $    79,612   $ 1,378,719   $   62,912   $  214,232              --
    (427,194)    1,747,402      129,488        46,558       529,235     3,004,998      156,229      634,364      (1,319,332)

   1,022,739       (99,876)      63,904       (44,181)     (157,204)    1,983,744     (281,603)     (78,313)        953,544
----------------------------------------------------------------------------------------------------------------------------
     734,382     2,030,404      268,008        11,376       451,643     6,367,461      (62,462)     770,283        (365,788)
----------------------------------------------------------------------------------------------------------------------------

     333,114       364,213      150,814        26,496       131,505       351,629       22,927      801,900          20,956
    (231,321)     (579,164)    (528,667)      (42,020)     (167,819)     (972,626)     (59,143)    (780,246)        (14,765)
     267,751    (1,056,041)     (28,746)   (1,049,321)   (2,278,804)   29,743,343     (167,344)     164,441      (1,275,656)
----------------------------------------------------------------------------------------------------------------------------

     369,544    (1,270,992)    (406,599)   (1,064,845)   (2,315,118)   29,122,346     (203,560)     186,095      (1,269,465)
----------------------------------------------------------------------------------------------------------------------------
   1,103,926       759,412     (138,591)   (1,053,469)   (1,863,475)   35,489,807     (266,022)     956,378      (1,635,253)
----------------------------------------------------------------------------------------------------------------------------
   1,863,676     3,162,015    1,883,970     1,974,176     3,770,129     3,678,747    1,689,078    6,720,022       1,635,253
----------------------------------------------------------------------------------------------------------------------------
$  2,967,602   $ 3,921,427   $1,745,379   $   920,707   $ 1,906,654   $39,168,554   $1,423,056   $7,676,400   $          --
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                           SMALL CAP
                                                                                         STOCKSPLUS(R)   STOCKSPLUS(R)
                                                                  REAL        SHORT-         TOTAL          TOTAL           TOTAL
                                                                 RETURN        TERM        RETURN (p)*    RETURN (o)*       RETURN
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $  247,533   $  127,832   $          --   $       8,194   $1,575,323
Expenses:
   Mortality and expense risk fees .........................        1,276           --              --              --           82
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................      246,257      127,832              --           8,194    1,575,241
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................      176,261      145,781            (791)       (371,599)     594,398
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................      408,996       21,608              --              --      552,163
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................       15,334       39,993              --              --      605,875
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................      600,591      207,382            (791)       (371,599)   1,752,436
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      496,057       87,515              --         380,461      466,731
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................   $1,342,905   $  422,729   $        (791)  $      17,056   $3,794,408
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                          SMALL CAP
                                                                                        STOCKSPLUS(R)  STOCKSPLUS(R)
                                                                   REAL       SHORT-        TOTAL          TOTAL         TOTAL
                                                                  RETURN       TERM      RETURN (p)*    RETURN (o)*      RETURN
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $   246,257  $  127,832  $          --  $       8,194   $  1,575,241
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       600,591     207,382           (791)      (371,599)     1,752,436
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................       496,057      87,515             --        380,461        466,731
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .........................................     1,342,905     422,729           (791)        17,056      3,794,408
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....       755,479     947,917             --         19,042      3,228,702
   Contract redemptions ....................................    (1,237,600)   (656,659)            (1)       (10,952)    (3,861,406)
   Net transfers ...........................................     3,449,551   2,168,173            792       (530,212)     7,487,814
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
        owners' transactions ...............................     2,967,430   2,459,431            791       (522,122)     6,855,110
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     4,310,335   2,882,160             --       (505,066)    10,649,518
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     6,249,560   3,079,088             --        505,066     24,242,834
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $10,559,895  $5,961,248  $          --  $          --   $ 34,892,352
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                       PIONEER VARIABLE CONTRACTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           GLOBAL
                 CULLEN        EMERGING       EQUITY                        HIGH            HIGH       INTERNATIONAL     MID CAP
   BOND          VALUE         MARKETS        INCOME          FUND       YIELD (q)*        YIELD         VALUE (q)*       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$    68,417   $     8,162    $    12,674   $    44,623    $    17,508    $    10,165    $   154,854    $       6,263   $    16,594

         --            --             --           137             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
     68,417         8,162         12,674        44,486         17,508         10,165        154,854            6,263        16,594
-----------------------------------------------------------------------------------------------------------------------------------

    115,368      (656,248)       534,997      (753,165)      (303,171)      (164,664)       (73,299)        (304,671)     (235,260)

         --            --             --            --             --             --             --               --            --

         --            --             --            --             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    115,368      (656,248)       534,997      (753,165)      (303,171)      (164,664)       (73,299)        (304,671)     (235,260)
-----------------------------------------------------------------------------------------------------------------------------------

          6       694,798         83,866       799,453        516,443        156,609        919,729          257,472       566,599
-----------------------------------------------------------------------------------------------------------------------------------
$   183,791   $    46,712    $   631,537   $    90,774    $   230,780    $     2,110    $ 1,001,284    $     (40,936)  $   347,933
===================================================================================================================================

===================================================================================================================================
                                                       PIONEER VARIABLE CONTRACTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           GLOBAL
                 CULLEN        EMERGING       EQUITY                        HIGH            HIGH       INTERNATIONAL     MID CAP
   BOND          VALUE         MARKETS        INCOME          FUND       YIELD (q)*        YIELD         VALUE (q)*       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$    68,417   $     8,162    $    12,674   $    44,486    $    17,508    $    10,165    $   154,854    $       6,263   $    16,594
    115,368      (656,248)       534,997      (753,165)      (303,171)      (164,664)       (73,299)        (304,671)     (235,260)

          6       694,798         83,866       799,453        516,443        156,609        919,729          257,472       566,599
-----------------------------------------------------------------------------------------------------------------------------------
    183,791        46,712        631,537        90,774        230,780          2,110      1,001,284          (40,936)      347,933
-----------------------------------------------------------------------------------------------------------------------------------

    136,980       152,641        143,783        17,274         24,913         24,155         73,773               (8)      131,007
    (42,228)     (179,414)       (60,969)     (135,115)       (48,355)          (310)      (157,848)         (21,785)      (57,635)
  1,073,677      (672,617)     1,432,390      (579,071)       (89,847)      (306,197)     1,699,654         (341,049)       56,745
-----------------------------------------------------------------------------------------------------------------------------------

  1,168,429      (699,390)     1,515,204      (696,912)      (113,289)      (282,352)     1,615,579         (362,842)      130,117
-----------------------------------------------------------------------------------------------------------------------------------
  1,352,220      (652,678)     2,146,741      (606,138)       117,491       (280,242)     2,616,863         (403,778)      478,050
-----------------------------------------------------------------------------------------------------------------------------------
    507,173     1,856,793      1,315,230     2,048,238      1,400,647        280,242      1,036,327          403,778     1,224,939
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,859,393   $ 1,204,115    $ 3,461,971   $ 1,442,100    $ 1,518,138  $          --    $ 3,653,190   $           --   $ 1,702,989
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================

                                                        PIONEER VARIABLE                           ROYCE
                                                   CONTRACTS TRUST (CONTINUED)                  CAPITAL FUND
                                              ----------------------------------------   ---------------------------

                                                 MONEY       SMALL CAP      STRATEGIC
                                                 MARKET      VALUE (q)*      INCOME       MICRO-CAP     SMALL-CAP
--------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ....................   $         5   $       317    $   423,923   $        --    $        --
Expenses:
   Mortality and expense risk fees ........            --            --             --           672          1,272
--------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..             5           317        423,923          (672)        (1,272)
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .....            --      (156,174)       278,912      (165,771)    (1,010,912)
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares .................            --            --        167,301            --             --
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares .................            --            --         97,395            --             --
--------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio
            shares ........................            --      (156,174)       543,608      (165,771)    (1,010,912)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares ....................            --       125,206        434,952       823,222      2,128,322
--------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ........   $         5   $   (30,651)   $ 1,402,483   $   656,779    $ 1,116,138
====================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================
                                                         PIONEER VARIABLE                          ROYCE
                                                   CONTRACTS TRUST (CONTINUED)                  CAPITAL FUND
                                              ----------------------------------------   ---------------------------
                                                 MONEY       SMALL CAP      STRATEGIC
                                                 MARKET      VALUE (q)*       INCOME      MICRO-CAP      SMALL-CAP
--------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........   $         5   $       317    $   423,923   $      (672)   $    (1,272)
   Net realized gain (loss) on investments
      in portfolio shares .................            --      (156,174)       543,608      (165,771)    (1,010,912)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ....................            --       125,206        434,952       823,222      2,128,322
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ..................             5       (30,651)     1,402,483       656,779      1,116,138
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) ................            --         2,595        202,522       215,801        169,858
   Contract redemptions ...................          (427)       (1,478)      (328,389)     (183,317)      (219,974)
   Net transfers ..........................          (527)     (205,602)     3,047,858       789,495        (25,118)
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from contract owners'
         transactions .....................          (954)     (204,485)     2,921,991       821,979        (75,234)
--------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets ........................          (949)     (235,136)     4,324,474     1,478,758      1,040,904
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........         3,015       235,136      2,807,293     1,623,739      3,398,938
--------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....   $     2,066   $        --    $ 7,131,767   $ 3,102,497    $ 4,439,842
====================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                       RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   SGI CLS        SGI CLS       SGI ALL-ASSET  SGI ALL-ASSET   SGI ALL-ASSET     SGI U.S.     SGI ALTERNATIVE
 ADVISORONE      ADVISORONE      AGGRESSIVE     CONSERVATIVE      MODERATE      LONG SHORT       STRATEGIES                 BASIC
AMERIGO (an)*  CLERMONT (ao)*   STRATEGY (r)*  STRATEGY (s)*    STRATEGY (t)*  MOMENTUM (u)*  ALLOCATION (ap)*  BANKING   MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
$      22,311  $       36,591  $            2  $            2  $            1  $         426  $             --  $ 10,104  $   2,352

           --              --              --              --              --             10                --         5        173
------------------------------------------------------------------------------------------------------------------------------------
       22,311          36,591               2               2               1            416                --    10,099      2,179
------------------------------------------------------------------------------------------------------------------------------------

     (401,048)       (418,848)        (10,460)         (3,870)         (7,061)       (63,573)          (16,056)  (79,831)   160,152

           --              --              --              --              --             --                --        --         --

           --              --              --              --              --             --                --        --     34,626
------------------------------------------------------------------------------------------------------------------------------------
     (401,048)       (418,848)        (10,460)         (3,870)         (7,061)       (63,573)          (16,056)  (79,831)   194,778
------------------------------------------------------------------------------------------------------------------------------------

    1,612,097         735,274          22,872             369           5,589        187,642            18,290     6,220     10,620
------------------------------------------------------------------------------------------------------------------------------------
$   1,233,360  $      353,017  $       12,414  $       (3,499) $       (1,471) $     124,485  $          2,234  $(63,512) $ 207,577
====================================================================================================================================

====================================================================================================================================

                                                       RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   SGI CLS        SGI CLS      SGI ALL-ASSET   SGI ALL-ASSET   SGI ALL-ASSET     SGI U.S.     SGI ALTERNATIVE
  ADVISORONE     ADVISORONE      AGGRESSIVE     CONSERVATIVE      MODERATE      LONG SHORT       STRATEGIES                  BASIC
AMERIGO (an)*  CLERMONT (ao)*   STRATEGY (r)*  STRATEGY (s)*    STRATEGY (t)*  MOMENTUM (u)*  ALLOCATION (ap)*   BANKING   MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
$      22,311  $       36,591  $           2  $           2  $            1  $         416  $             --  $  10,099  $    2,179
     (401,048)       (418,848)       (10,460)        (3,870)         (7,061)       (63,573)          (16,056)   (79,831)    194,778

    1,612,097         735,274         22,872            369           5,589        187,642            18,290      6,220      10,620
------------------------------------------------------------------------------------------------------------------------------------
    1,233,360         353,017         12,414         (3,499)         (1,471)       124,485             2,234    (63,512)    207,577
------------------------------------------------------------------------------------------------------------------------------------

          (24)            (20)         9,999              1          33,666         12,011             3,033      8,134     118,276
     (198,816)       (320,090)          (668)          (188)           (787)        (9,502)          (16,892)   (17,451)    (92,010)
      (88,701)        111,412         20,725        115,768         (30,909)       (10,319)           (1,075)  (235,972)    600,062
------------------------------------------------------------------------------------------------------------------------------------

     (287,541)       (208,698)        30,056        115,581           1,970         (7,810)          (14,934)  (245,289)    626,328
------------------------------------------------------------------------------------------------------------------------------------
      945,819         144,319         42,470        112,082             499        116,675           (12,700)  (308,801)    833,905
------------------------------------------------------------------------------------------------------------------------------------
    3,386,731       1,873,245         76,051          5,837          51,191        442,200           120,961    619,110     471,055
------------------------------------------------------------------------------------------------------------------------------------
$   4,332,550  $    2,017,564  $     118,521  $     117,919  $       51,690  $     558,875  $        108,261  $ 310,309  $1,304,960
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================

                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                -------------------------------------------------------------------
                                                                COMMODITIES    CONSUMER     DOW 2X
                                                BIOTECHNOLOGY     STRATEGY     PRODUCTS    STRATEGY    ELECTRONICS
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ......................   $          --   $     8,687    $  9,198    $     --    $        --
Expenses:
   Mortality and expense risk fees ..........              --            --          --          43             --
-------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....              --         8,687       9,198         (43)            --
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .......          43,269       (60,997)    (30,898)    (18,479)        26,184
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares ...................              --            --          --          --             --
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares ...................              --            --          --          --             --
-------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio
            shares ..........................          43,269       (60,997)    (30,898)    (18,479)        26,184
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares ......................          24,243        49,730       6,140      (5,734)        15,427
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ..........   $      67,512   $    (2,580)   $(15,560)   $(24,256)   $    41,611
===================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================
                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                -------------------------------------------------------------------
                                                                COMMODITIES    CONSUMER     DOW 2X
                                                BIOTECHNOLOGY     STRATEGY     PRODUCTS    STRATEGY    ELECTRONICS
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........   $          --   $     8,687    $  9,198    $    (43)   $        --
   Net realized gain (loss) on investments
      in portfolio shares ...................          43,269       (60,997)    (30,898)    (18,479)        26,184
   Net change in unrealized appreciation
      (depreciation) of investments
       in portfolio shares ..................          24,243        49,730       6,140      (5,734)        15,427
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ....................          67,512        (2,580)    (15,560)    (24,256)        41,611
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) ..................          23,787        58,171      13,132      31,585            (61)
   Contract redemptions .....................        (104,955)       (1,712)    (13,231)    (10,694)       (35,650)
   Net transfers ............................        (136,000)      210,123     205,931     372,495        334,928
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners'
         transactions .......................        (217,168)      266,582     205,832     393,386        299,217
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets ..........................        (149,656)      264,002     190,272     369,130        340,828
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............         721,207        43,284     379,610     245,061         44,747
-------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......   $     571,551   $   307,286    $569,882    $614,191    $   385,575
===================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SGI
                                                             GOVERNMENT                                  INTERNATIONAL
                 ENERGY       EUROPE 1.25X    FINANCIAL      LONG BOND      HEALTH         HEDGED         LONG SHORT
  ENERGY        SERVICES        STRATEGY      SERVICES     1.2X STRATEGY     CARE         EQUITY (v)*     SELECT (w)*   INTERNET
----------------------------------------------------------------------------------------------------------------------------------
$        --    $        --    $     27,726    $   1,585    $      35,194    $      --    $      2,070    $       1,246  $      --

        417            155              --           --               --           --              --               --         --
----------------------------------------------------------------------------------------------------------------------------------
       (417)          (155)         27,726        1,585           35,194           --           2,070            1,246         --
----------------------------------------------------------------------------------------------------------------------------------

    120,924        215,552         117,583      (17,683)      (1,186,114)      56,063         (91,570)          55,354     90,285

         12             --              --           --          440,132           --              --               --         --

     65,138         65,939              --           --          219,251           --              --               --         --
----------------------------------------------------------------------------------------------------------------------------------
    186,074        281,491         117,583      (17,683)        (526,731)      56,063         (91,570)          55,354     90,285
----------------------------------------------------------------------------------------------------------------------------------

     23,481         30,768          28,259      (42,473)        (151,062)      60,459          62,953           20,825     26,002
----------------------------------------------------------------------------------------------------------------------------------
$   209,138    $   312,104    $    173,568    $ (58,571)   $    (642,599)   $ 116,522    $    (26,547)   $      77,425  $ 116,287
==================================================================================================================================

==================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SGI
                                                             GOVERNMENT                                  INTERNATIONAL
                 ENERGY       EUROPE 1.25X    FINANCIAL      LONG BOND       HEALTH         HEDGED        LONG SHORT
  ENERGY        SERVICES        STRATEGY       SERVICES    1.2X STRATEGY      CARE       EQUITY (v)*      SELECT (w)*   INTERNET
----------------------------------------------------------------------------------------------------------------------------------
$      (417)   $      (155)   $     27,726    $   1,585    $      35,194    $      --    $      2,070    $       1,246  $      --
    186,074        281,491         117,583      (17,683)        (526,731)      56,063         (91,570)          55,354     90,285

     23,481         30,768          28,259      (42,473)        (151,062)      60,459          62,953           20,825     26,002
----------------------------------------------------------------------------------------------------------------------------------
    209,138        312,104         173,568      (58,571)        (642,599)     116,522         (26,547)          77,425    116,287
----------------------------------------------------------------------------------------------------------------------------------

     55,657         61,172          57,321          795          416,306           15           9,045           44,011     82,932
    (79,692)       (37,189)        (49,435)     (18,203)        (186,671)     (29,230)        (12,872)          (5,309)   (30,008)
   (545,794)       431,242          34,352     (542,845)        (368,581)     216,948        (377,019)          29,999    345,594
----------------------------------------------------------------------------------------------------------------------------------

   (569,829)       455,225          42,238     (560,253)        (138,946)     187,733        (380,846)          68,701    398,518
----------------------------------------------------------------------------------------------------------------------------------
   (360,691)       767,329         215,806     (618,824)        (781,545)     304,255        (407,393)         146,126    514,805
----------------------------------------------------------------------------------------------------------------------------------
  1,126,577        502,752         290,458      721,004        1,367,159      669,935         407,393          182,399     50,933
----------------------------------------------------------------------------------------------------------------------------------
$   765,886    $ 1,270,081    $    506,264    $ 102,180    $     585,614    $ 974,190    $         --    $     328,525  $ 565,738
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                              INVERSE                                    INVERSE
                                                                 INVERSE    GOVERNMENT    INVERSE        INVERSE         RUSSELL
                                                                  DOW 2X    LONG BOND     MID-CAP     NASDAQ-100(R)      2000(R)
                                                                 STRATEGY    STRATEGY     STRATEGY       STRATEGY       STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $        --  $       --  $        --  $           367  $         --
Expenses:
   Mortality and expense risk fees .........................             2         127           --               55            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................            (2)       (127)          --              312            --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................      (765,371)    440,068      (16,943)        (685,480)     (533,700)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .................            --          --           --               --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .................            --          --           --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................      (765,371)    440,068      (16,943)        (685,480)     (533,700)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................        26,175     (17,677)      11,866              102        20,604
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................   $  (739,198) $  422,264  $    (5,077) $      (685,066) $   (513,096)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                              INVERSE                                    INVERSE
                                                                 INVERSE    GOVERNMENT    INVERSE        INVERSE         RUSSELL
                                                                  DOW 2X     LONG BOND    MID-CAP     NASDAQ-100(R)      2000(R)
                                                                 STRATEGY    STRATEGY     STRATEGY       STRATEGY       STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $        (2) $     (127) $        --  $           312  $         --
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      (765,371)    440,068      (16,943)        (685,480)     (533,700)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................        26,175     (17,677)      11,866              102        20,604
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      (739,198)    422,264       (5,077)        (685,066)     (513,096)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....           229      25,983            2              152        12,537
   Contract redemptions ....................................      (120,348)   (114,219)        (976)         (98,748)     (103,382)
   Net transfers ...........................................     1,364,393   4,848,298      (84,712)       1,130,808       766,233
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .....................     1,244,274   4,760,062      (85,686)       1,032,212       675,388
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............       505,076   5,182,326      (90,763)         347,146       162,292
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       497,155     482,525      103,929          161,701       367,200
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $ 1,002,231  $5,664,851  $    13,166  $       508,847  $    529,492
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                               SGI                                        SGI
  INVERSE                                    MANAGED                    MULTI-CAP        MULTI
  S&P 500      JAPAN 2X                      FUTURES     MID CAP 1.5X      CORE          HEDGE                      NASDAQ-100(R)
  STRATEGY   STRATEGY (x)*    LEISURE    STRATEGY (aq)*    STRATEGY       EQUITY    STRATEGIES (y)*  NASDAQ-100(R)   2X STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
$        --  $         335  $        --  $           --  $      1,150  $        --  $        13,598  $          --  $          --

         75             --           36              --           188           --             --              564             53
----------------------------------------------------------------------------------------------------------------------------------
        (75)           335          (36)             --           962           --           13,598           (564)           (53)
----------------------------------------------------------------------------------------------------------------------------------

   (733,149)        30,209      (12,146)       (121,902)      256,767       (7,848)        (133,258)       635,056      1,811,009

         --             --           --              --            --           --               --             --             --

         --             --           --              --            --           --               --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   (733,149)        30,209      (12,146)       (121,902)      256,767       (7,848)        (133,258)       635,056      1,811,009
----------------------------------------------------------------------------------------------------------------------------------

     23,849         (5,369)       3,596           9,364       (10,953)      12,033           78,292        104,535         35,846
----------------------------------------------------------------------------------------------------------------------------------
$  (709,375) $      25,175  $    (8,586) $     (112,538) $    246,776  $     4,185  $       (41,368) $     739,027  $   1,846,802
==================================================================================================================================

==================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                               SGI                                        SGI
  INVERSE                                    MANAGED                    MULTI-CAP        MULTI
  S&P 500      JAPAN 2X                      FUTURES     MID CAP 1.5X      CORE          HEDGE                      NASDAQ-100(R)
  STRATEGY   STRATEGY (x)*    LEISURE    STRATEGY (aq)*    STRATEGY       EQUITY    STRATEGIES (y)*  NASDAQ-100(R)   2X STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
$       (75) $         335  $       (36) $           --  $        962  $        --  $        13,598  $        (564) $         (53)
   (733,149)        30,209      (12,146)       (121,902)      256,767       (7,848)        (133,258)       635,056      1,811,009

     23,849         (5,369)       3,596           9,364       (10,953)      12,033           78,292        104,535         35,846
----------------------------------------------------------------------------------------------------------------------------------
   (709,375)        25,175       (8,586)       (112,538)      246,776        4,185          (41,368)       739,027      1,846,802
----------------------------------------------------------------------------------------------------------------------------------

     28,909          7,796            1         330,732          (502)          --           19,506         46,730         18,028
   (160,015)        (4,903)     (20,764)       (101,120)      (37,054)         (54)         (33,320)      (124,454)       (78,967)
    891,359       (136,921)      23,699        (126,233)      (74,496)     (11,727)          35,891      1,263,325     (1,463,545)
----------------------------------------------------------------------------------------------------------------------------------

    760,253       (134,028)       2,936         103,379      (112,052)     (11,781)          22,077      1,185,601     (1,524,484)
----------------------------------------------------------------------------------------------------------------------------------
     50,878       (108,853)      (5,650)         (9,159)      134,724       (7,596)         (19,291)     1,924,628        322,318
----------------------------------------------------------------------------------------------------------------------------------
    892,888        274,455       71,790       2,171,047       461,791       20,651        1,259,109        329,070      2,857,146
----------------------------------------------------------------------------------------------------------------------------------
$   943,766  $     165,602  $    66,140  $    2,161,888  $    596,515  $    13,055  $     1,239,818  $   2,253,698  $   3,179,464
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                                                                        RUSSELL
                                                                             PRECIOUS      REAL                       2000(R) 1.5X
                                                                   NOVA       METALS      ESTATE        RETAILING       STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $    11,424  $       --  $    36,196  $            --  $         --
Expenses:
   Mortality and expense risk fees .........................            68          22           --               --           175
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................        11,356         (22)      36,196               --          (175)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................       177,044   1,671,796       33,952           74,445       107,150
   Net realized short-term capital gain distributions
      from investments in portfolio shares .................            --          --           --               --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .................            --          --           --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................       177,044   1,671,796       33,952           74,445       107,150
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        16,898    (872,295)     (35,066)          (4,358)      (16,756)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................   $   205,298  $  799,479  $    35,082  $        70,087  $     90,219
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                                                                        RUSSELL
                                                                             PRECIOUS      REAL                       2000(R) 1.5X
                                                                   NOVA       METALS      ESTATE        RETAILING       STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $    11,356  $      (22) $    36,196  $            --  $       (175)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       177,044   1,671,796       33,952           74,445       107,150
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................        16,898    (872,295)     (35,066)          (4,358)      (16,756)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................       205,298     799,479       35,082           70,087        90,219
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....           296     114,463       19,456               38             2
   Contract redemptions ....................................       (11,025)   (431,195)     (22,543)          (9,239)      (32,428)
   Net transfers ...........................................     1,000,625     418,116      372,557          (99,570)     (543,143)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .....................       989,896     101,384      369,470         (108,771)     (575,569)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     1,195,194     900,863      404,552          (38,684)     (485,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       298,724   2,415,271      445,455           52,813       563,903
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $ 1,493,918  $3,316,134  $   850,007  $        14,129  $     78,553
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                              S&P          S&P            S&P             S&P
  RUSSELL                     S&P 500        S&P 500        MIDCAP        MIDCAP        SMALLCAP        SMALLCAP    STRENGTHENING
 2000(R) 2X    S&P 500 2X      PURE           PURE         400 PURE      400 PURE       600 PURE        600 PURE      DOLLAR 2X
  STRATEGY      STRATEGY    GROWTH (z)*    VALUE (aa)*   GROWTH (ab)*  VALUE (ac)*    GROWTH (ad)*    VALUE (ae)*     STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
$        42  $      29,471  $        --  $       11,117  $         --  $    13,678  $            --  $      14,173  $          --

         --             36           --             445            --           --               --             37             --
----------------------------------------------------------------------------------------------------------------------------------
         42         29,435           --          10,672            --       13,678               --         14,136             --
----------------------------------------------------------------------------------------------------------------------------------

    208,510      1,066,282      196,648         209,459       273,938      351,163          259,326        446,723       (609,126)

         --             --           --              --            --           --               --             --         97,510

         --             --           --              --            --           --               --             --        179,982
----------------------------------------------------------------------------------------------------------------------------------
    208,510      1,066,282      196,648         209,459       273,938      351,163          259,326        446,723       (331,634)
----------------------------------------------------------------------------------------------------------------------------------

    (50,468)      (135,836)     (33,278)         16,418        10,164        5,016          (43,227)      (100,903)        76,125
----------------------------------------------------------------------------------------------------------------------------------
$   158,084  $     959,881  $   163,370  $      236,549  $    284,102  $   369,857  $       216,099  $     359,956  $    (255,509)
==================================================================================================================================

==================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                              S&P          S&P            S&P             S&P
  RUSSELL                     S&P 500        S&P 500        MIDCAP        MIDCAP        SMALLCAP        SMALLCAP    STRENGTHENING
 2000(R) 2X    S&P 500 2X      PURE           PURE         400 PURE      400 PURE       600 PURE        600 PURE      DOLLAR 2X
  STRATEGY      STRATEGY    GROWTH (z)*    VALUE (aa)*   GROWTH (ab)*  VALUE (ac)*    GROWTH (ad)*    VALUE (ae)*     STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
$        42  $      29,435  $        --  $       10,672  $         --  $    13,678  $            --  $      14,136  $          --
    208,510      1,066,282      196,648         209,459       273,938      351,163          259,326        446,723       (331,634)

    (50,468)      (135,836)     (33,278)         16,418        10,164        5,016          (43,227)      (100,903)        76,125
----------------------------------------------------------------------------------------------------------------------------------
    158,084        959,881      163,370         236,549       284,102      369,857          216,099        359,956       (255,509)
----------------------------------------------------------------------------------------------------------------------------------

     77,932          6,433       61,969          54,579        52,802       43,968           57,573        111,163          1,033
    (14,859)      (623,083)     (40,605)        (33,182)      (43,378)     (50,912)         (63,273)       (55,595)       (51,261)
   (349,438)     4,313,976      175,338       1,363,904     1,258,392      957,056          387,787        239,521       (113,156)
----------------------------------------------------------------------------------------------------------------------------------

   (286,365)     3,697,326      196,702       1,385,301     1,267,816      950,112          382,087        295,089       (163,384)
----------------------------------------------------------------------------------------------------------------------------------
   (128,281)     4,657,207      360,072       1,621,850     1,551,918    1,319,969          598,186        655,045       (418,893)
----------------------------------------------------------------------------------------------------------------------------------
    687,390        689,434    1,443,773         339,071       377,019      310,086        2,081,966        594,389        777,079
----------------------------------------------------------------------------------------------------------------------------------
$   559,109  $   5,346,641  $ 1,803,845  $    1,960,921  $  1,928,937  $ 1,630,055  $     2,680,152  $   1,249,434  $     358,186
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                                                                 U.S.
                                                                                                              GOVERNMENT
                                                                                 TELE-                          MONEY
                                                                 TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION     MARKET    UTILITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $       --   $       2,521  $        1,104   $   17,357 $   30,388
Expenses:
   Mortality and expense risk fees ............................         446              11             342        1,744          3
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................        (446)          2,510             762       15,613     30,385
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................     310,356          23,364         (19,716)          --    (83,229)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................          --              --              --           --         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................          --              --              --           --         --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
           shares .............................................     310,356          23,364         (19,716)          --    (83,229)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      33,600             450          46,333           --    (12,277)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................  $  343,510  $       26,324  $       27,379   $   15,613 $  (65,121)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 ------------------------------------------- -----------------------
                                                                                                                 U.S.
                                                                                                              GOVERNMENT
                                                                                 TELE-                          MONEY
                                                                 TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION     MARKET    UTILITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $     (446) $        2,510  $          762  $    15,613 $   30,385
   Net realized gain (loss) on investments in portfolio
      shares ..................................................     310,356          23,364         (19,716)          --    (83,229)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      33,600             450          46,333           --    (12,277)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...     343,510          26,324          27,379       15,613    (65,121)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       8,782              22              18   33,089,953     59,311
   Contract redemptions .......................................     (41,308)        (21,067)        (16,407)  (5,312,516)   (84,378)
   Net transfers ..............................................      20,016         (11,960)       (202,443) (21,120,475)  (816,046)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................     (12,510)        (33,005)       (218,832)   6,656,962   (841,113)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     331,000          (6,681)       (191,453)   6,672,575   (906,234)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     322,889          88,782         327,781   28,535,007  1,465,441
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $  653,889  $       82,101  $      136,328  $35,207,582 $  559,207
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================
   RYDEX
 VARIABLE                                                                                                   T. ROWE
   TRUST                                                                                                   PRICE FIXED
(CONTINUED)                   SELIGMAN PORTFOLIOS                     T. ROWE PRICE EQUITY SERIES         INCOME SERIES
-----------  --------------------------------------------------   --------------------------------------  --------------

 WEAKENING   COMMUNICATIONS                           SMALLER-
  DOLLAR           AND          GLOBAL    LARGE-CAP     CAP        BLUE CHIP    EQUITY         HEALTH     LIMITED-TERM
2X STRATEGY   INFORMATION    TECHNOLOGY     VALUE      VALUE       GROWTH II   INCOME II     SCIENCES II     BOND II
------------------------------------------------------------------------------------------------------------------------
$       257  $           --  $       --   $   2,381   $      --   $        --  $    68,522   $        --  $      78,460

         --             212          24          --          --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------
        257            (212)        (24)      2,381          --            --       68,522            --         78,460
------------------------------------------------------------------------------------------------------------------------

     78,753         (41,396)     32,558      (7,533)    (56,901)     (678,422)  (1,101,657)     (415,882)        62,059

         --              --          --          --          --            --           --            --             --

         --              --          --      17,374       2,114            --           --            --             --
------------------------------------------------------------------------------------------------------------------------
     78,753         (41,396)     32,558       9,841     (54,787)     (678,422)  (1,101,657)     (415,882)        62,059
------------------------------------------------------------------------------------------------------------------------

     (8,754)        334,961     110,162      19,674      41,191     2,204,633    1,931,113       621,818         12,362
------------------------------------------------------------------------------------------------------------------------
$    70,256  $      293,353  $  142,696   $  31,896   $ (13,596)  $ 1,526,211  $   897,978   $   205,936  $     152,881
========================================================================================================================

========================================================================================================================
   RYDEX
 VARIABLE                                                                                                   T. ROWE
   TRUST                                                                                                   PRICE FIXED
(CONTINUED)                   SELIGMAN PORTFOLIOS                     T. ROWE PRICE EQUITY SERIES         INCOME SERIES
-----------  --------------------------------------------------   --------------------------------------  --------------

 WEAKENING   COMMUNICATIONS                           SMALLER-
  DOLLAR          AND          GLOBAL     LARGE-CAP     CAP        BLUE CHIP    EQUITY         HEALTH     LIMITED-TERM
2X STRATEGY   INFORMATION    TECHNOLOGY     VALUE      VALUE       GROWTH II   INCOME II     SCIENCES II     BOND II
------------------------------------------------------------------------------------------------------------------------
$       257  $         (212) $      (24)  $   2,381   $      --   $        --  $    68,522   $        --  $      78,460
     78,753         (41,396)     32,558       9,841     (54,787)     (678,422)  (1,101,657)     (415,882)        62,059

     (8,754)        334,961     110,162      19,674      41,191     2,204,633    1,931,113       621,818         12,362
------------------------------------------------------------------------------------------------------------------------
     70,256         293,353     142,696      31,896     (13,596)    1,526,211      897,978       205,936        152,881
------------------------------------------------------------------------------------------------------------------------

    111,822          29,973      30,253      55,362          (1)      216,716      170,342        45,352        282,126
     (9,846)       (143,688)    (15,419)       (261)       (466)     (384,017)    (238,386)     (133,857)      (299,499)
   (250,958)        256,691     398,033     (14,203)   (310,523)     (170,607)    (611,824)     (341,462)     1,142,965
------------------------------------------------------------------------------------------------------------------------

   (148,982)        142,976     412,867      40,898    (310,990)     (337,908)    (679,868)     (429,967)     1,125,592
------------------------------------------------------------------------------------------------------------------------
    (78,726)        436,329     555,563      72,794    (324,586)    1,188,303      218,110      (224,031)     1,278,473
------------------------------------------------------------------------------------------------------------------------
    505,265         396,569      77,486     100,467     422,257     3,718,715    4,076,615     1,280,083      1,038,648
------------------------------------------------------------------------------------------------------------------------
$   426,539  $      832,898  $  633,049   $ 173,261   $  97,671   $ 4,907,018  $ 4,294,725   $ 1,056,052  $   2,317,121
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                            THIRD
                                                           AVENUE
                                                          VARIABLE
                                                        SERIES TRUST                      VAN ECK VIP TRUST (ar)*
                                                        ------------   -------------------------------------------------------------
                                                                                                     GLOBAL            MULTI-
                                                                         GLOBAL       EMERGING        HARD             MANAGER
                                                            VALUE      BOND (as)*     MARKETS     ASSETS (at)*   ALTERNATIVES (af)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $         --   $   96,572   $     1,439   $      7,344   $            2,320
Expenses:
   Mortality and expense risk fees ..................            502          119         1,130             21                   66
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............           (502)      96,453           309          7,323                2,254
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............     (2,884,425)     (72,382)      809,076     (1,368,682)              53,193
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..........             --           --            --             --               48,717
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..........        870,471           --        58,157         14,564                   --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ........................     (2,013,954)     (72,382)      867,233     (1,354,118)             101,910
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............      3,368,297       91,884       771,414      2,706,922               75,296
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..............................   $  1,353,841   $  115,955   $ 1,638,956   $  1,360,127   $          179,460
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                            THIRD
                                                           AVENUE
                                                          VARIABLE
                                                        SERIES TRUST                      VAN ECK VIP TRUST (ar)*
                                                        ------------   -------------------------------------------------------------
                                                                                                     GLOBAL            MULTI-
                                                                         GLOBAL       EMERGING        HARD             MANAGER
                                                            VALUE      BOND (as)*     MARKETS     ASSETS (at)*   ALTERNATIVES (af)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $       (502)  $   96,453   $       309   $      7,323   $            2,254
   Net realized gain (loss) on investments in
      portfolio shares ..............................     (2,013,954)     (72,382)      867,233     (1,354,118)             101,910
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ........................................      3,368,297       91,884       771,414      2,706,922               75,296
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .................................      1,353,841      115,955     1,638,956      1,360,127              179,460
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .....................................        255,991        9,778       861,843        461,111               38,435
   Contract redemptions .............................       (615,642)    (139,218)     (118,653)      (346,424)             (87,328)
   Net transfers ....................................       (804,790)    (349,291)    2,838,242        403,411              869,173
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............     (1,164,441)    (478,731)    3,581,432        518,098              820,280
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......        189,400     (362,776)    5,220,388      1,878,225              999,740
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................      4,044,796    2,473,354       483,624      2,278,507              528,084
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............   $  4,234,196   $2,110,578   $ 5,704,012   $  4,156,732   $        1,527,824
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

     VAN ECK
       VIP
      TRUST
(CONTINUED) (ar)*                                         VANGUARD VARIABLE INSURANCE FUND
-----------------   -------------------------------------------------------------------------------------------------------------
                                                                             HIGH                                    SHORT-TERM
      REAL                        CAPITAL     DIVERSIFIED      EQUITY        YIELD                         REIT      INVESTMENT
  ESTATE (ag)*      BALANCED      GROWTH         VALUE         INDEX      BOND (ah)*   INTERNATIONAL   INDEX (ah)*      GRADE
---------------------------------------------------------------------------------------------------------------------------------
$              --   $   5,953   $     3,556   $    15,013   $    45,213   $       --   $      27,115   $        --   $   164,655

              209          --            --            --            --           --              --            --            --
---------------------------------------------------------------------------------------------------------------------------------
             (209)      5,953         3,556        15,013        45,213           --          27,115            --       164,655
---------------------------------------------------------------------------------------------------------------------------------

         (458,319)      1,685      (125,492)       (2,969)     (427,362)          --        (104,469)          736        (3,277)

               --          --            --            --            --           --              --            --            --

               --          --        26,117            --        31,649           --              --            --        19,969
---------------------------------------------------------------------------------------------------------------------------------
         (458,319)      1,685       (99,375)       (2,969)     (395,713)          --        (104,469)          736        16,692
---------------------------------------------------------------------------------------------------------------------------------

          888,770      26,013       166,085        96,794       757,268        1,147         410,770         9,001       332,762
---------------------------------------------------------------------------------------------------------------------------------
$         430,242   $  33,651   $    70,266   $   108,838   $   406,768   $    1,147   $     333,416   $     9,737   $   514,109
=================================================================================================================================

=================================================================================================================================

     VAN ECK
       VIP
      TRUST
(CONTINUED) (ar)*                                         VANGUARD VARIABLE INSURANCE FUND
-----------------   -------------------------------------------------------------------------------------------------------------
                                                                             HIGH                                    SHORT-TERM
      REAL                        CAPITAL     DIVERSIFIED      EQUITY        YIELD                         REIT      INVESTMENT
  ESTATE (ag)*      BALANCED      GROWTH         VALUE         INDEX      BOND (ah)*   INTERNATIONAL   INDEX (ah)*      GRADE
---------------------------------------------------------------------------------------------------------------------------------
$            (209)  $   5,953   $     3,556   $    15,013   $    45,213   $       --   $      27,115   $        --   $   164,655
         (458,319)      1,685       (99,375)       (2,969)     (395,713)          --        (104,469)          736        16,692

          888,770      26,013       166,085        96,794       757,268        1,147         410,770         9,001       332,762
---------------------------------------------------------------------------------------------------------------------------------
          430,242      33,651        70,266       108,838       406,768        1,147         333,416         9,737       514,109
---------------------------------------------------------------------------------------------------------------------------------

           13,694      38,881            (1)       24,713        53,062           --         148,763            --       493,665
          (35,102)     (1,770)         (989)         (907)      (31,890)         (31)       (203,465)      (12,547)      (90,251)
       (1,404,805)     (8,678)      (99,725)       36,400      (297,642)     170,006         450,516       272,227     1,706,102
---------------------------------------------------------------------------------------------------------------------------------

       (1,426,213)     28,433      (100,715)       60,206      (276,470)     169,975         395,814       259,680     2,109,516
---------------------------------------------------------------------------------------------------------------------------------
         (995,971)     62,084       (30,449)      169,044       130,298      171,122         729,230       269,417     2,623,625
---------------------------------------------------------------------------------------------------------------------------------
          995,971      93,904       478,760       318,717     2,188,454           --         588,510            --     2,024,319
---------------------------------------------------------------------------------------------------------------------------------
$              --   $ 155,988   $   448,311   $   487,761   $ 2,318,752   $  171,122   $   1,317,740   $   269,417   $ 4,647,944
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                           VANGUARD VARIABLE                      WELLS FARGO
                                                                       INSURANCE FUND (CONTINUED)             ADVANTAGE VT FUNDS
                                                                ---------------------------------------   --------------------------
                                                                                 TOTAL         TOTAL
                                                                   SMALL          BOND         STOCK
                                                                  COMPANY        MARKET        MARKET
                                                                  GROWTH         INDEX         INDEX       DISCOVERY    OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $     1,499   $    94,850   $    29,627   $        --   $        --
Expenses:
   Mortality and expense risk fees ..........................            --            --            --         2,075           492
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................         1,499        94,850        29,627        (2,075)         (492)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................       (13,562)       14,489        (4,536)      (19,556)      (73,799)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................            --            --         4,912            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................            --            --        54,575            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..........................................       (13,562)       14,489        54,951       (19,556)      (73,799)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................        97,090        15,625       389,563       146,777       210,622
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................   $    85,027   $   124,964   $   474,141   $   125,146   $   136,331
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                           VANGUARD VARIABLE                      WELLS FARGO
                                                                       INSURANCE FUND (CONTINUED)             ADVANTAGE VT FUNDS
                                                                ---------------------------------------   --------------------------
                                                                                 TOTAL         TOTAL
                                                                   SMALL          BOND         STOCK
                                                                  COMPANY        MARKET        MARKET
                                                                  GROWTH         INDEX         INDEX       DISCOVERY    OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $     1,499   $    94,850   $    29,627   $    (2,075)  $      (492)
   Net realized gain (loss) on investments in portfolio
      shares ................................................       (13,562)       14,489        54,951       (19,556)      (73,799)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................        97,090        15,625       389,563       146,777       210,622
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................        85,027       124,964       474,141       125,146       136,331
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......        86,644       246,182       393,580        46,396        14,943
   Contract redemptions .....................................        (9,829)       (6,060)     (942,951)      (39,302)      (17,078)
   Net transfers ............................................       357,512     1,227,356       706,903        34,898       104,779
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...............................       434,327     1,467,478       157,532        41,992       102,644
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............       519,354     1,592,442       631,673       167,138       238,975
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................        63,838     2,057,546       891,464       310,810       225,034
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $   583,192   $ 3,649,988   $ 1,523,137   $   477,948   $   464,009
====================================================================================================================================

*     See Footnote 8 for details.

================================================================================

 WELLS FARGO
  ADVANTAGE
   VT FUNDS
 (CONTINUED)
-------------

    SMALL-
     CAP          COMBINED
 VALUE (au)*        TOTAL
-------------   -------------

$          91   $ 12,791,070

           --         31,571
-------------   -------------
           91     12,759,499
-------------   -------------

        2,204    (13,570,647)

           --      2,517,426

           --      3,981,216
-------------   -------------
        2,204     (7,072,005)
-------------   -------------

       20,135     72,028,001
-------------   -------------
$      22,430   $ 77,715,495
=============   =============

=============================
 WELLS FARGO
  ADVANTAGE
   VT FUNDS
 (CONTINUED)
-------------

    SMALL-
     CAP          COMBINED
 VALUE (au)*        TOTAL
-------------   -------------

$          91   $ 12,759,499
        2,204     (7,072,005)

       20,135     72,028,001
-------------   -------------
       22,430     77,715,495
-------------   -------------

       15,157    131,208,148
       (4,989)   (49,051,466)
      716,388          7,253
-------------   -------------

      726,556     82,163,935
-------------   -------------
      748,986    159,879,430
-------------   -------------
        3,243    364,378,530
-------------   -------------
$     752,229   $524,257,960
=============   =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 AND 2009

================================================================================

(1) GENERAL
      Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), and commenced operations on April 29, 1998. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Monument product was no longer offered effective December 13, 2005.
      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.
      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva, Inc., the Company's ultimate parent, and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters
      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account G.
      The following variable account investment options are available with only certain variable annuities offered through Account G:
THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Global Thematic Growth Portfolio - Class B
      Growth and Income Portfolio - Class A
      International Growth Portfolio - Class B
      International Value Portfolio - Class B
      Small Cap Growth Portfolio - Class B
      Small-Mid Cap Value Portfolio - Class B
ALPS VARIABLE INSURANCE TRUST
      AVS Listed Private Equity Portfolio - Class II
      (liquidated as of January 7, 2011)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Mid Cap Value Fund
      Ultra Fund
      Value Fund
      Vista Fund
CREDIT SUISSE TRUST
      Commodity Return Strategy Portfolio
DFA INVESTMENTS DIMENSIONS GROUP, INC.
      VA Global Bond Portfolio
      VA International Small Portfolio
      VA International Value Portfolio
      VA Short-Term Fixed Portfolio
      VA U.S. Large Value Portfolio
      VA U.S. Targeted Value Portfolio
DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
      Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio
EATON VANCE VARIABLE TRUST
      Floating-Rate Income Fund
      Large-Cap Value Fund
FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      Kaufmann Fund II
FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS II
      Balanced Portfolio
      Contrafund Portfolio
      Disciplined Small Cap Portfolio
      Dynamic Capital Appreciation Portfolio
      Equity-Income Portfolio
      Growth & Income Portfolio
      Growth Opportunities Portfolio
      Growth Portfolio
      High Income Portfolio
      International Capital Appreciation Portfolio
      Investment Grade Bond Portfolio
      Mid Cap Portfolio
      Overseas Portfolio
      Real Estate Portfolio
      Strategic Income Portfolio
      Value Leaders Portfolio
      Value Portfolio
      Value Strategies Portfolio
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - CLASS II
      Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
      Ibbotson Balanced ETF Asset Allocation Portfolio
      Ibbotson Conservative ETF Asset Allocation Portfolio
      Ibbotson Growth ETF Asset Allocation Portfolio
      Ibbotson Income & Growth ETF Asset Allocation Portfolio
FIRST EAGLE VARIABLE FUNDS
      Overseas Variable Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
      Global Real Estate Securities II Fund
      High Income Securities II Fund
      Income Securities II Fund
      Mutual Share Securities II Fund
      Strategic Income Securities II Fund
      Templeton Global Bond Securities II Fund
      U.S. Government II Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

INVESCO VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Capital Development Fund Series I
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      Government Securities Fund Series I
      High Yield Fund Series I
      International Growth Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I
      Van Kampen VI Comstock Fund Series I
      Van Kampen VI Equity and Income Fund Series I
      Van Kampen VI Growth and Income Fund Series I
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
      Asset Strategy Portfolio
      Balanced Portfolio
      Bond Portfolio
      Dividend Opportunities Portfolio
      Energy Portfolio
      Global Bond Portfolio
      Global Natural Resources Portfolio
      Growth Portfolio
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC. (CONTINUED)
      High Income Portfolio
      Mid Cap Growth Portfolio
      Science and Technology Portfolio
      Value Portfolio
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio
      Worldwide Portfolio
LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Equity Income Builder Portfolio
      ClearBridge Fundamental All Cap Value Portfolio
      ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
      Capital Structure Portfolio
      Classic Stock Portfolio
LORD ABBETT SERIES FUND, INC. (CONTINUED)
      Fundamental Equity Portfolio
      Growth and Income Portfolio
      International Opportunities Portfolio
MERGER FUND
      Merger Fund VL
NATIONWIDE VARIABLE INSURANCE TRUST
      Bond Index Fund
      International Index Fund
      Mid Cap Index Fund
      S&P 500 Index Fund
      Small Cap Index Fund
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
      Adaptive Allocation Portfolio
      Changing Parameters Portfolio
      Chariot Absolute Return All Opportunities Portfolio
      JNF Balanced Portfolio
      JNF Equity Portfolio
      JNF Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar Hedged Portfolio
      Foreign Bond US Dollar Unhedged Portfolio
      Global Bond Unhedged Portfolio
      Global Multi-Asset Portfolio
      High Yield Portfolio
      Long Term US Government Portfolio
      Low Duration Portfolio
PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
      Real Return Portfolio
      Short-Term Portfolio
      Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
      Bond Portfolio
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio
PROFUNDS VP
      Access VP High Yield Fund
      Asia 30 Fund
      Banks Fund
      Basic Materials Fund
      Bear Fund
      Biotechnology Fund
      Bull Fund
      Consumer Goods Fund
      Consumer Services Fund
      Emerging Markets Fund
      Europe 30 Fund
      Falling U.S. Dollar Fund
      Financials Fund
      Health Care Fund
      Industrials Fund
      International Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

      Internet Fund
      Japan Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Mid-Cap Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Money Market Fund
      NASDAQ-100 Fund
      Oil & Gas Fund
      Pharmaceuticals Fund
      Precious Metals Fund
      Real Estate Fund
      Rising Rates Opportunity Fund
      Semiconductor Fund
      Short Emerging Markets Fund
      Short International Fund
      Short Mid-Cap Fund
      Short NASDAQ-100 Fund
      Short Small-Cap Fund
      Small Cap Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Technology Fund
      Telecommunications Fund
      U.S. Government Plus Fund
      UltraBull Fund
      UltraMid-Cap Fund
      UltraNASDAQ-100 Fund
      UltraShort NASDAQ-100 Fund
      UltraSmall-Cap Fund
      Utilities Fund
PUTNAM VARIABLE TRUST CLASS IB:
      American Government Income Fund
      Diversified Income Fund
      Equity Income Fund
      Global Asset Allocation Fund
PUTNAM VARIABLE TRUST CLASS IB:
      High Yield Fund
      Income Fund
      Investors Fund
      Multi-Cap Value Fund
      Voyager Fund
ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio
RYDEX VARIABLE TRUST
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse NASDAQ-100(R) Strategy Fund
      Inverse Russell 2000(R) Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 2X Strategy Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      NASDAQ-100(R) Fund
      NASDAQ-100(R) 2X Strategy Fund
      Nova Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000(R) 1.5X Strategy Fund
      Russell 2000(R) 2X Strategy Fund
      S&P 500 2X Strategy Fund
      S&P 500 Pure Growth Fund
      S&P 500 Pure Value Fund
      S&P MidCap 400 Pure Growth Fund
      S&P MidCap 400 Pure Value Fund
      S&P SmallCap 600 Pure Growth Fund
      S&P SmallCap 600 Pure Value Fund
      SGI All-Asset Aggressive Strategy Fund
      SGI All-Asset Conservative Strategy Fund
      SGI All-Asset Moderate Strategy Fund
      SGI Alternative Strategies Allocation Fund
      SGI CLS AdvisorOne Amerigo Fund
      SGI CLS AdvisorOne Clermont Fund
      SGI CLS AdvisorOne Select Allocation Fund
      SGI DWA Flexible Allocation
      SGI DWA Sector Rotation
      SGI International Long Short Select Fund
      SGI Managed Futures Strategy Fund
      SGI Multi-Hedge Strategies Fund
      SGI U.S. Long Short Momentum Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund
RYDEX| SGI VARIABLE TRUST FUNDS:
      Series A Large Cap Core Fund
      Series B Large Cap Value Fund
      Series D Global Fund
      Series E U.S. Intermediate Bond Fund
      Series J Mid-Cap Growth Fund
      Series N Managed Asset Allocation Fund
      Series O All Cap Value Fund
      Series P High Yield Fund
      Series Q Small Cap Value Fund
      Series X Small Cap Growth Fund
      Series Y Large Cap Concentrated Growth Fund
SELIGMAN PORTFOLIOS, INC.,
      Communications and Information Portfolio - Class 2
      Global Technology Portfolio - Class 2
      Large-Cap Value Portfolio - Class 1
      Smaller-Cap Value Portfolio - Class 1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

T. ROWE PRICE EQUITY SERIES, INC.
      Blue Chip Growth Portfolio II
      Equity Income Portfolio II
      Health Sciences Portfolio II
T. ROWE PRICE FIXED INCOME SERIES, INC.
      Limited-Term Bond Portfolio II
THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio
TIMOTHY PLAN VARIABLE SERIES
      Conservative Growth Fund
      Strategic Growth Fund
VAN ECK VIP INSURANCE TRUST
      Emerging Markets Fund
      Global Bond Fund
      Global Hard Assets Fund
      Multi-Manager Alternatives Fund
VANGUARD VARIABLE INSURANCE FUND
      Balanced Portfolio
      Capital Growth Portfolio
      Diversified Value Portfolio
      Equity Income Portfolio
      Equity Index Portfolio
      Growth Portfolio
      High Income Bond Portfolio
      International Portfolio
      Mid-Cap Index Portfolio
      REIT Index Portfolio
      Short-Term Investment Grade Portfolio
      Small Company Growth Portfolio
      Total Bond Market Index Portfolio
      Total Stock Market Index Portfolio
WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund
      Small Cap Value Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
ACCOUNTING CHANGES
      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").
NEW ACCOUNTING PRONOUNCEMENTS
      In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosures", which amends ASC 820, adding new disclosure requirements for
Levels 1 and 2, separate disclosures of purchases, sales, issuances and settlements relating to Level 3 measurements and clarification of existing fair value disclosures. ASU 2010-06 is effective for periods beginning after December 15, 2009, except for the requirement to provide Level 3 activity of purchases, sales, issuances and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010. Account G has implemented the new disclosures in its financial statements that are effective in 2010.
      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedient to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account G's financial position or results of operations.
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first- in first-out basis. Account G does not hold any investments that are restricted as to resale.
      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.
FEDERAL INCOME TAXES
      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
      Account G adopted the provisions of ASC 740 relating to accounting for uncertainty in income taxes, on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account G, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account G's financial statements. Account G does not believe it has taken any material uncer-

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

tain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.
ANNUITY RESERVES
      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets. NET TRANSFERS
      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.
BREAKAGE
      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in a loss of $3,616 for the year ended December 31, 2010 and income of $127,354 for the year ended December 31, 2009.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE
      GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account G. Unobservable inputs are inputs that reflect Account G's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o Level 1-  Observable inputs are unadjusted,  quoted prices for identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities and certain common stocks.

      o Level 2-  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, mutual funds, preferred stocks, securities, short-term investments and derivatives are model priced certain equity using observable inputs and are classified with Level 2.

      o Level 3-  Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account G includes these prices in the amounts disclosed in Level 2 of the hierarchy.
      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                              FAIR VALUE MEASUREMENTS USING
------------------------------------------------------------------------------------------
                                             Quoted
                                           prices in        Significant
                                         Active Markets        Other         Significant
                                         for Identical       Observable      Unobservable
                          Total As of        Assets            Inputs           Inputs
                          12/31/2010       (Level 1)         (Level 2)         (Level 3)
------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------
   Mutual Funds:
      Balanced           $  53,934,034   $           --   $     53,934,034   $         --
      Bond                 227,810,681               --        227,810,681             --
      Money Market         149,608,547               --        149,608,547             --
      Stock                278,702 572               --        278,702 572             --
------------------------------------------------------------------------------------------
                         $ 710,055,834               --   $    710,055,834             --
                         =================================================================

             FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2010
------------------------------------------------------------------------------------------
                                                                 Redemption       Other
                           Fair Value    Unfunded   Redemption     Notice      redemption
Investment                 using NAV    commitment  frequency     Period*     restrictions
------------------------------------------------------------------------------------------
   Mutual Funds:
      Balanced           $  53,934,034      N/A        Daily    0 - 90 days       None
      Bond                 227,810,681      N/A        Daily    0 - 90 days       None
      Money Market         149,608,547      N/A        Daily    None              None
      Stock                278,702,572      N/A        Daily    0 - 90 days       None
------------------------------------------------------------------------------------------
                         $ 710,055,834
                         =================================================================

*     Varies by fund

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
      The aggregate cost of purchases of investments in portfolio shares was $2,892,404,458 and $2,265,079,160 for the years ended December 31, 2010 and
2009, respectively. The aggregate proceeds from sales of investments in portfolio shares were $2,744,321,054 and $2,163,655,561 for the years ended December 31, 2010 and 2009, respectively.

(5) DEDUCTIONS AND EXPENSES
      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

fund any deficiency in the annuity payment reserves from its general account assets.
      The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $731,940 and $574,711 for the years ended December 31, 2010 and 2009, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.
      The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent, consisting of the 1.15 percent for the mortality and expense risks and ..15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $30,578 and $27,928 for the years ended December 31, 2010 and 2009, respectively. The administrative expenses were $3,996 and $3,643 for the years ended December 31, 2010 and 2009, respectively.
      Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $884 and $1,810 for the years ended December 31, 2010 and 2009, respectively.
      Effective May 1, 2007, the Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $59,648 and $31,034 for the years ended December 31, 2010 and 2009, respectively.
      Account G also offers, for an additional charge in the Monument Advisor product, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $8,262 and $343 for the years ended December 31, 2010 and 2009, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS
      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.
      The total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.
      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
     2010   Total ....................................     113                 $ 2,095                    0.37%
            Monument Advisor .........................      --     $18.15           --       14.01%         --         N/A
            Monument .................................      --      29.69           --       12.59%         --        1.30%
     2009   Total ....................................     113                   1,833                    0.00%
            Monument Advisor .........................      --      15.92           --       51.19%         --         N/A
            Monument .................................      --      26.37           --       49.15%         --        1.30%
     2008   Total ....................................      68                     739                    0.00%
            Monument Advisor .........................      --      10.53           --      -45.16%         --         N/A
            Monument .................................      --      17.68           --      -45.85%         --        1.30%
     2007   Total ....................................     304                   5,873                    0.00%
            Monument Advisor .........................      --      19.20           --       33.52%         --         N/A
            Monument .................................      --      32.65           --       31.81%         --        1.30%
     2006   Total ....................................      15                     244                    0.00%
            Monument Advisor .........................      --      14.38           --       19.24%         --         N/A
            Monument .................................      --      24.77           --       17.73%         --        1.30%
   Large Cap Growth Portfolio
     2010   Total ....................................      73                     984                    0.83%
            Monument Advisor .........................      --      13.42           --       13.34%         --         N/A
            Monument .................................      --      18.37           --       11.94%         --        1.30%
     2009   Total ....................................      94                   1,124                    0.60%
            Monument Advisor .........................      --      11.84           --       47.63%         --         N/A
            Monument .................................      --      16.41           --       45.61%         --        1.30%
     2008   Total ....................................     108                     870                    0.20%
            Monument Advisor .........................      --       8.02           --      -46.17%         --         N/A
            Monument .................................      --      11.27           --      -46.84%         --        1.30%
     2007   Total ....................................     112                   1,685                    0.27%
            Monument Advisor .........................      --      14.90           --       19.97%         --         N/A
            Monument .................................      --      21.20           --       18.37%         --        1.30%
     2006   Total ....................................      30                     381                    0.12%
            Monument Advisor .........................      --      12.42           --        5.17%         --         N/A
            Monument .................................      --      17.91           --        3.77%         --        1.30%
   Mid Cap Growth Portfolio
     2010   Total ....................................      92                   1,247                    0.00%
            Monument Advisor .........................      --      13.00           --       19.38%         --         N/A
            Monument .................................      --      25.03           --       17.84%         --        1.30%
     2009   Total ....................................     100                   1,150                    0.00%
            Monument Advisor .........................      --      10.89           --       51.67%         --         N/A
            Monument .................................      --      21.24           --       49.68%         --        1.30%
     2008   Total ....................................      25                     223                    0.16%
            Monument Advisor .........................      --       7.18           --      -58.33%         --         N/A
            Monument .................................      --      14.19           --      -58.88%         --        1.30%
     2007   Total ....................................     200                   3,553                    0.00%
            Monument Advisor .........................      --      17.23           --       31.53%         --         N/A
            Monument .................................      --      34.51           --       29.83%         --        1.30%
     2006   Total ....................................      23                     390                    0.00%
            Monument Advisor .........................      --      13.10           --       10.18%         --         N/A
            Monument .................................      --      26.58           --        8.71%         --        1.30%
   Small Cap Growth Portfolio
     2010   Total ....................................      18                     319                    0.00%
            Monument Advisor .........................      --      17.42           --       25.32%         --         N/A
            Monument .................................      --      17.75           --       23.69%         --        1.30%
     2009   Total ....................................      24                     333                    0.00%
            Monument Advisor .........................      --      13.90           --       45.40%         --         N/A
            Monument .................................      --      14.35           --       43.64%         --        1.30%
     2008   Total ....................................      29                     280                    0.00%
            Monument Advisor .........................      --       9.56           --      -46.56%         --         N/A
            Monument .................................      --       9.99           --      -47.31%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS: (continued)
   Small Cap Growth Portfolio (continued)
     2007   Total ....................................      67                 $ 1,200                    0.00%
            Monument Advisor .........................      --     $17.89           --       17.23%         --         N/A
            Monument .................................      --      18.96           --       15.68%         --        1.30%
     2006   Total ....................................      50                     769                    0.00%
            Monument Advisor .........................      --      15.26           --       19.97%         --         N/A
            Monument .................................      --      16.39           --       18.51%         --        1.30%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Global Thematic Growth Portfolio
     2010   Total ....................................      --                      $-                    0.00%
            Monument Advisor .........................      --     $10.45           --        4.40%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   Growth and Income Portfolio
     2010   Total ....................................      42                     400                    0.00%
            Monument Advisor .........................      --       9.52           --       13.20%         --         N/A
            Monument .................................      --      11.03           --       11.64%         --        1.30%
     2009   Total ....................................      45                     375                    4.70%
            Monument Advisor .........................      --       8.41           --       20.83%         --         N/A
            Monument .................................      --       9.88           --       19.18%         --        1.30%
     2008   Total ....................................      35                     246                    2.52%
            Monument Advisor .........................      --       6.96           --      -40.66%         --         N/A
            Monument .................................      --       8.29           --      -41.37%         --        1.30%
     2007   Total ....................................      39                     456                    0.80%
            Monument Advisor .........................      --      11.73           --        5.20%         --         N/A
            Monument .................................      --      14.14           --        3.82%         --        1.30%
     2006   Total ....................................       8                      93                    0.00%
            Monument Advisor .........................      --      11.15           --       11.95%         --         N/A
            Inception May 1 ..........................      --       9.96           --         N/A         N/A         N/A
            Monument .................................      --      13.62           --       15.72%         --        1.30%
   International Growth Portfolio
     2010   Total ....................................      64                     534                    1.91%
            Monument Advisor .........................      --       8.31           --       12.60%         --         N/A
     2009   Total ....................................      46                     340                    4.58%
            Monument Advisor .........................      --       7.38           --       39.25%         --         N/A
     2008   Total ....................................      22                     115                    0.00%
            Monument Advisor .........................      --       5.30           --      -47.47%         --         N/A
            Inception May 1 ..........................      --      10.09           --         N/A         N/A         N/A
   International Value Portfolio
     2010   Total ....................................      54                     368                    2.80%
            Monument Advisor .........................      --       6.79           --        4.30%         --         N/A
     2009   Total ....................................      34                     224                    0.92%
            Monument Advisor .........................      --       6.51           --       34.50%         --         N/A
     2008   Total ....................................      70                     340                    0.00%
            Monument Advisor .........................      --       4.84           --      -51.98%         --         N/A
            Inception May 1 ..........................      --      10.08           --         N/A         N/A         N/A
   Small Cap Growth Portfolio
     2010   Total ....................................      47                     560                    0.00%
            Monument Advisor .........................      --      11.90           --       36.47%         --         N/A
     2009   Total ....................................       4                      35                    0.00%
            Monument Advisor .........................      --       8.72           --       41.33%         --         N/A
     2008   Total ....................................       4                      22                    0.00%
            Monument Advisor .........................      --       6.17           --      -39.09%         --         N/A
            Inception May 1 ..........................      --      10.13           --         N/A         N/A         N/A
   Small-Mid Cap Value Portfolio
     2010   Total ....................................     208                   2,575                    0.27%
            Monument Advisor .........................      --      12.39           --       26.56%         --         N/A
     2009   Total ....................................     117                   1,146                    0.76%
            Monument Advisor .........................      --       9.79           --       42.71%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
   INC.: (continued)
   Small-Mid Cap Value Portfolio (continued)
     2008   Total ....................................      97                 $   667                    0.35%
            Monument Advisor .........................      --     $ 6.86           --      -35.77%         --         N/A
     2007   Total ....................................      83                     886                    0.80%
            Monument Advisor .........................      --      10.68           --        1.52%         --         N/A
     2006   Total ....................................       1                       5                    0.00%
            Monument Advisor .........................      --      10.52           --        5.20%         --         N/A
            Inception May 1 ..........................      --      10.00           --         N/A         N/A         N/A
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity II Portfolio
     2010   Total ....................................     122                     779                   17.80%
            Monument Advisor .........................      --       6.40           --       21.90%         --         N/A
     2009   Total ....................................      34                     177                    0.71%
            Monument Advisor .........................      --       5.25           --       40.00%         --         N/A
     2008   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       3.75           --      -62.50%         --         N/A
            Inception May 1 ..........................      --      10.00           --         N/A         N/A         N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     2010   Total ....................................      78                     982                    1.83%
            Monument Advisor .........................      --      12.59           --       11.71%         --         N/A
     2009   Total ....................................     101                   1,134                    4.53%
            Monument Advisor .........................      --      11.27           --       15.47%         --         N/A
     2008   Total ....................................      77                     754                    3.23%
            Monument Advisor .........................      --       9.76           --      -20.33%         --         N/A
     2007   Total ....................................     101                   1,235                    1.90%
            Monument Advisor .........................      --      12.25           --        4.88%         --         N/A
     2006   Total ....................................      39                     456                    0.57%
            Monument Advisor .........................      --      11.68           --        9.67%         --         N/A
   Income & Growth Fund
     2010   Total ....................................      68                     753                    1.60%
            Monument Advisor .........................      --      11.12           --       14.17%         --         N/A
            Monument .................................      --      11.39           --       12.66%         --        1.30%
     2009   Total ....................................      55                     531                    4.85%
            Monument Advisor .........................      --       9.74           --       18.06%         --         N/A
            Monument .................................      --      10.11           --       16.61%         --        1.30%
     2008   Total ....................................      82                     673                    2.02%
            Monument Advisor .........................      --       8.25           --      -34.58%         --         N/A
            Monument .................................      --       8.67           --      -35.44%         --        1.30%
     2007   Total ....................................      89                   1,123                    1.40%
            Monument Advisor .........................      --      12.61           --       -0.08%         --         N/A
            Monument .................................      --      13.43           --       -1.40%         --        1.30%
     2006   Total ....................................      48                     607                    0.57%
            Monument Advisor .........................      --      12.62           --       17.18%         --         N/A
            Monument .................................      --      13.62           --       15.62%         --        1.30%
   Inflation Protection Fund
     2010   Total ....................................     334                   4,263                    1.61%
            Monument Advisor .........................      --      12.78           --        5.10%         --         N/A
            Monument .................................      --      12.58           --        3.71%         --        1.30%
     2009   Total ....................................     246                   2,995                    1.98%
            Monument Advisor .........................      --      12.16           --       10.24%         --         N/A
            Monument .................................      --      12.13           --        8.89%         --        1.30%
     2008   Total ....................................     131                   1,446                    4.59%
            Monument Advisor .........................      --      11.03           --       -1.61%         --         N/A
            Monument .................................      --      11.14           --       -2.88%         --        1.30%
     2007   Total ....................................     106                   1,194                    4.74%
            Monument Advisor .........................      --      11.21           --        9.58%         --         N/A
            Monument .................................      --      11.47           --        8.11%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Inflation Protection Fund (continued)
     2006   Total ....................................       8                  $   87                    4.98%
            Monument Advisor .........................      --     $10.23           --        1.49%         --         N/A
            Monument .................................      --      10.61           --        0.19%         --        1.30%
   International Fund
     2010   Total ....................................      64                     919                    2.32%
            Monument Advisor .........................      --      14.39           --       13.31%         --         N/A
            Monument .................................      --      12.78           --       11.81%         --        1.30%
     2009   Total ....................................      50                     631                    2.60%
            Monument Advisor .........................      --      12.70           --       33.83%         --         N/A
            Monument .................................      --      11.43           --       31.99%         --        1.30%
     2008   Total ....................................      84                     799                    0.88%
            Monument Advisor .........................      --       9.49           --      -44.86%         --         N/A
            Monument .................................      --       8.66           --      -45.53%         --        1.30%
     2007   Total ....................................     156                   2,683                    0.18%
            Monument Advisor .........................      --      17.21           --       18.12%         --         N/A
            Monument .................................      --      15.90           --       16.57%         --        1.30%
     2006   Total ....................................      48                     694                    1.81%
            Monument Advisor .........................      --      14.57           --       24.96%         --         N/A
            Monument .................................      --      13.64           --       23.44%         --        1.30%
   Large Company Value Fund
     2010   Total ....................................      13                     101                    1.35%
            Monument Advisor .........................      --       7.90           --       10.96%         --         N/A
     2009   Total ....................................      17                     119                    4.68%
            Monument Advisor .........................      --       7.12           --       20.07%         --         N/A
     2008   Total ....................................      11                      68                    1.59%
            Monument Advisor .........................      --       5.93           --      -37.32%         --         N/A
     2007   Total ....................................       3                      29                    0.00%
            Monument Advisor .........................      --       9.46           --       -5.78%         --         N/A
            Inception May 1 ..........................      --      10.04           --         N/A         N/A         N/A
   Mid Cap Value Fund
     2010   Total ....................................      47                     586                    3.01%
            Monument Advisor .........................      --      12.52           --       19.24%         --         N/A
     2009   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.50           --        5.11%         --         N/A
            Inception Nov 20 .........................      --       9.99           --         N/A         N/A         N/A
   Ultra Fund
     2010   Total ....................................      14                     151                    0.93%
            Monument Advisor .........................      --      10.63           --       16.05%         --         N/A
     2009   Total ....................................       2                      23                    0.32%
            Monument Advisor .........................      --       9.16           --       34.51%         --         N/A
     2008   Total ....................................      80                     542                    0.00%
            Monument Advisor .........................      --       6.81           --      -41.49%         --         N/A
     2007   Total ....................................     117                   1,357                    0.00%
            Monument Advisor .........................      --      11.64           --       16.17%         --         N/A
            Inception May 1 ..........................      --      10.02           --         N/A         N/A         N/A
   Value Fund
     2010   Total ....................................     181                   2,187                    2.27%
            Monument Advisor .........................      --      12.09           --       13.41%         --         N/A
            Monument .................................      --      15.97           --       11.91%         --        1.30%
     2009   Total ....................................     151                   1,615                    5.22%
            Monument Advisor .........................      --      10.66           --       19.91%         --         N/A
            Monument .................................      --      14.27           --       18.33%         --        1.30%
     2008   Total ....................................     108                     970                    2.15%
            Monument Advisor .........................      --       8.89           --      -26.77%         --         N/A
            Monument .................................      --      12.06           --      -27.70%         --        1.30%
     2007   Total ....................................     103                   1,259                    0.97%
            Monument Advisor .........................      --      12.14           --       -5.16%         --         N/A
            Monument .................................      --      16.68           --       -6.40%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Value Fund (continued)
     2006   Total ....................................      98                $  1,266                    0.64%
            Monument Advisor .........................      --     $12.80           --       18.63%         --         N/A
            Monument .................................      --      17.82           --       17.16%         --        1.30%
   Vista Fund
     2010   Total ....................................      96                     938                    0.00%
            Monument Advisor .........................      --       9.73           --       23.95%         --         N/A
     2009   Total ....................................       4                      34                    0.00%
            Monument Advisor .........................      --       7.85           --       22.46%         --         N/A
     2008   Total ....................................      10                      67                    0.00%
            Monument Advisor .........................      --       6.41           --      -48.64%         --         N/A
     2007   Total ....................................      33                     408                    0.00%
            Monument Advisor .........................      --      12.48           --       25.18%         --         N/A
            Inception May 1 ..........................      --       9.97           --         N/A         N/A         N/A
CREDIT SUISSE TRUST:
   Commodity Return Strategy Fund
     2010   Total ....................................      45                     469                    7.58%
            Monument Advisor .........................      --      10.53           --       16.74%         --         N/A
     2009   Total ....................................      45                     409                   12.13%
            Monument Advisor .........................      --       9.02           --       19.47%         --         N/A
     2008   Total ....................................      30                     226                    1.22%
            Monument Advisor .........................      --       7.55           --      -33.77%         --         N/A
     2007   Total ....................................      23                     258                    6.80%
            Monument Advisor .........................      --      11.40           --       17.40%         --         N/A
     2006   Total ....................................       2                      17                    2.90%
            Monument Advisor .........................      --       9.71           --       -4.24%         --         N/A
            Inception May 1 ..........................      --      10.14           --         N/A         N/A         N/A
DFA INVESTMENT DIMENSIONS GROUP, INC.:
   VA Global Bond Portfolio
     2010   Total ....................................     261                   2,586                    5.50%
            Monument Advisor .........................      --       9.90           --       -0.80%         --         N/A
            Inception May 1 ..........................      --       9.98           --         N/A         N/A         N/A
   VA International Small Portfolio
     2010   Total ....................................      86                   1,086                    2.77%
            Monument Advisor .........................      --      12.62           --       24.58%         --         N/A
            Inception May 1 ..........................      --      10.13           --         N/A         N/A         N/A
   VA International Value Portfolio
     2010   Total ....................................      64                     768                    4.14%
            Monument Advisor .........................      --      11.96           --       17.49%         --         N/A
            Inception May 1 ..........................      --      10.18           --         N/A         N/A         N/A
   VA Short-Term Fixed Portfolio
     2010   Total ....................................      58                     581                    1.16%
            Monument Advisor .........................      --      10.01           --        0.20%         --         N/A
            Inception May 1 ..........................      --       9.99           --         N/A         N/A         N/A
   VA U.S. Large Value Portfolio
     2010   Total ....................................      88                   1,102                    3.30%
            Monument Advisor .........................      --      12.48           --       22.35%         --         N/A
            Inception May 1 ..........................      --      10.20           --         N/A         N/A         N/A
   VA U.S. Targeted Value Portfolio
     2010   Total ....................................      39                     502                    1.03%
            Monument Advisor .........................      --      13.04           --       27.10%         --         N/A
            Inception May 1 ..........................      --      10.26           --         N/A         N/A         N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     2010   Total ....................................      14                     152                    7.47%
            Monument Advisor .........................      --      11.23           --        3.98%         --         N/A
     2009   Total ....................................     297                   3,211                    3.24%
            Monument Advisor .........................      --      10.80           --        9.87%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST: (continued)
   Dynamic VP HY Bond Fund (continued)
     2008   Total ....................................   1,119               $  11,006                    7.25%
            Monument Advisor .........................      --     $ 9.83           --       -9.98%         --         N/A
     2007   Total ....................................     284                   3,099                    5.07%
            Monument Advisor .........................      --      10.92           --       -1.80%         --         N/A
     2006   Total ....................................      96                   1,069                    9.21%
            Monument Advisor .........................      --      11.12           --        6.21%         --         N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index Portfolio
     2010   Total ....................................      98                   1,388                    0.54%
            Monument Advisor .........................      --      14.18           --       25.82%         --         N/A
     2009   Total ....................................     104                   1,176                    2.53%
            Monument Advisor .........................      --      11.27           --       24.94%         --         N/A
     2008   Total ....................................     134                   1,208                    0.88%
            Monument Advisor .........................      --       9.02           --      -30.88%         --         N/A
     2007   Total ....................................     158                   2,058                    0.24%
            Monument Advisor .........................      --      13.05           --       -0.68%         --         N/A
     2006   Total ....................................      66                     873                    0.38%
            Monument Advisor .........................      --      13.14           --       14.46%         --         N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
     2010   Total ....................................       4                      48                    1.35%
            Monument Advisor .........................      --      12.96           --       14.79%         --         N/A
            Monument .................................      --       9.92           --       13.37%         --        1.30%
     2009   Total ....................................      10                     113                    0.70%
            Monument Advisor .........................      --      11.29           --       33.77%         --         N/A
            Monument .................................      --       8.75           --       31.98%         --        1.30%
     2008   Total ....................................       8                      69                    0.49%
            Monument Advisor .........................      --       8.44           --      -34.42%         --         N/A
            Monument .................................      --       6.63           --      -35.25%         --        1.30%
     2007   Total ....................................       4                      52                    0.19%
            Monument Advisor .........................      --      12.87           --        7.79%         --         N/A
            Monument .................................      --      10.24           --        6.33%         --        1.30%
     2006   Total ....................................       1                       9                    0.12%
            Monument Advisor .........................      --      11.94           --        9.14%         --         N/A
            Monument .................................      --       9.63           --        7.84%         --        1.30%
   Dreyfus Stock Index Fund
     2010   Total ....................................     793                   9,549                    1.87%
            Monument Advisor .........................      --      12.05           --       14.76%         --         N/A
            Monument .................................      --      11.53           --       13.37%         --        1.30%
     2009   Total ....................................     614                   6,444                    2.10%
            Monument Advisor .........................      --      10.50           --       26.35%         --         N/A
            Monument .................................      --      10.17           --       24.63%         --        1.30%
     2008   Total ....................................     646                   5,362                    2.11%
            Monument Advisor .........................      --       8.31           --      -37.14%         --         N/A
            Monument .................................      --       8.16           --      -37.95%         --        1.30%
     2007   Total ....................................     793                  10,479                    1.91%
            Monument Advisor .........................      --      13.22           --        5.25%         --         N/A
            Monument .................................      --      13.15           --        3.87%         --        1.30%
     2006   Total ....................................     319                   4,006                    1.95%
            Monument Advisor .........................      --      12.56           --       15.55%         --         N/A
            Monument .................................      --      12.66           --       14.05%         --        1.30%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
     2010   Total ....................................     295                   3,714                    1.80%
            Monument Advisor .........................      --      12.52           --        4.42%         --         N/A
            Monument .................................      --      15.16           --        3.13%         --        1.30%
     2009   Total ....................................     261                   3,149                    4.06%
            Monument Advisor .........................      --      11.99           --       30.90%         --         N/A
            Monument .................................      --      14.70           --       29.29%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:(continued)
 International Value Portfolio (continued)
     2008   Total ....................................     292                 $ 2,688                    2.44%
            Monument Advisor .........................      --     $ 9.16           --      -37.30%         --         N/A
            Monument .................................      --      11.37           --      -38.14%         --        1.30%
     2007   Total ....................................     393                   5,773                    1.27%
            Monument Advisor .........................      --      14.61           --        4.21%         --         N/A
            Monument .................................      --      18.38           --        2.80%         --        1.30%
     2006   Total ....................................     167                   2,388                    0.86%
            Monument Advisor .........................      --      14.02           --       22.55%         --         N/A
            Monument .................................      --      17.88           --       21.06%         --        1.30%
EATON VANCE VARIABLE TRUST:
   Floating-Rate Fund
     2010   Total ....................................     281                   2,925                    3.12%
            Monument Advisor .........................      --      10.41           --        4.10%         --         N/A
            Inception May 1 ..........................      --      10.00           --         N/A         N/A         N/A
   Large-Cap Value Fund
     2010   Total ....................................      26                     287                    8.53%
            Monument Advisor .........................      --      10.85           --        7.11%         --         N/A
            Inception May 1 ..........................      --      10.13           --         N/A         N/A         N/A
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     2010   Total ....................................      34                     501                    5.34%
            Monument Advisor .........................      --      14.82           --       12.10%         --         N/A
            Monument .................................      --      11.01           --       10.65%         --        1.30%
     2009   Total ....................................      38                     507                    5.48%
            Monument Advisor .........................      --      13.22           --       28.23%         --         N/A
            Monument .................................      --       9.95           --       26.59%         --        1.30%
     2008   Total ....................................      31                     316                    7.49%
            Monument Advisor .........................      --      10.31           --      -20.32%         --         N/A
            Monument .................................      --       7.86           --      -21.40%         --        1.30%
     2007   Total ....................................      60                     770                    4.28%
            Monument Advisor .........................      --      12.94           --        4.02%         --         N/A
            Monument .................................      --      10.00           --        2.67%         --        1.30%
     2006   Total ....................................      43                     540                    0.84%
            Monument Advisor .........................      --      12.44           --       15.61%         --         N/A
            Monument .................................      --       9.74           --       14.19%         --        1.30%
   High Income Bond Fund II
     2010   Total ....................................     174                   2,737                    9.08%
            Monument Advisor .........................      --      15.73           --       14.73%         --         N/A
            Monument .................................      --      16.54           --       13.29%         --        1.30%
     2009   Total ....................................     604                   8,284                    2.59%
            Monument Advisor .........................      --      13.71           --       52.84%         --         N/A
            Monument .................................      --      14.60           --       50.83%         --        1.30%
     2008   Total ....................................     159                   1,427                    8.55%
            Monument Advisor .........................      --       8.97           --      -25.99%         --         N/A
            Monument .................................      --       9.68           --      -26.94%         --        1.30%
     2007   Total ....................................     125                   1,514                    7.17%
            Monument Advisor .........................      --      12.12           --        3.41%         --         N/A
            Monument .................................      --      13.25           --        2.08%         --        1.30%
     2006   Total ....................................     102                   1,199                   14.40%
            Monument Advisor .........................      --      11.72           --       10.88%         --         N/A
            Monument .................................      --      12.98           --        9.35%         --        1.30%
   Kaufmann Fund II
     2010   Total ....................................      49                     551                    0.00%
            Monument Advisor .........................      --      11.23           --       17.71%         --         N/A
     2009   Total ....................................      68                     649                    0.00%
            Monument Advisor .........................      --       9.54           --       29.09%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   Kaufmann Fund II (continued)
     2008   Total ....................................      97                 $   713                    0.00%
            Monument Advisor .........................      --     $ 7.39           --      -41.90%         --         N/A
     2007   Total ....................................      37                     469                    0.00%
            Monument Advisor .........................      --      12.72           --       20.68%         --         N/A
     2006   Total ....................................      --                       3                    0.00%
            Monument Advisor .........................      --      10.54           --        6.04%         --         N/A
            Inception November 1 .....................      --       9.94           --         N/A         N/A         N/A
FIDELITY VARIABLE INSURANCE PRODUCTS:
   Balanced Portfolio
     2010   Total ....................................       4                      39                    0.00%
            Monument Advisor .........................      --      10.53           --        4.99%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
   Contrafund Portfolio
     2010   Total ....................................      37                     399                    1.28%
            Monument Advisor .........................      --      10.64           --        5.98%         --         N/A
            Inception Nov 19 .........................      --      10.04           --         N/A         N/A         N/A
   Disciplined Small Cap Portfolio
     2010   Total ....................................       8                      85                    0.00%
            Monument Advisor .........................      --      10.86           --        8.28%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
   Dynamic Capital Appreciation Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.37           --        2.98%         --         N/A
            Inception Nov 19 .........................      --      10.07           --         N/A         N/A         N/A
   Equity-Income Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.65           --        6.29%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A
   Growth Portfolio
     2010   Total ....................................      26                     275                    0.03%
            Monument Advisor .........................      --      10.65           --        6.08%         --         N/A
            Inception Nov 19 .........................      --      10.04           --         N/A         N/A         N/A
   Growth & Income Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.59           --        5.58%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
   Growth Opportunities Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.70           --        5.84%         --         N/A
            Inception Nov 19 .........................      --      10.11           --         N/A         N/A         N/A
   High Income Portfolio
     2010   Total ....................................     295                   2,973                    6.64%
            Monument Advisor .........................      --      10.07           --        0.90%         --         N/A
            Inception Nov 19 .........................      --       9.98           --         N/A         N/A         N/A
   International Capital Appreciation Portfolio
     2010   Total ....................................       6                      65                    0.87%
            Monument Advisor .........................      --      10.29           --        2.69%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A
   Investment Grade Bond Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.95           --       -0.60%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   Mid Cap Portfolio
     2010   Total ....................................      28                     290                    0.14%
            Monument Advisor .........................      --      10.34           --        3.19%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
   Overseas Portfolio
     2010   Total ....................................      10               $     105                    0.88%
            Monument Advisor .........................      --     $10.21           --        1.90%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A
   Real Estate Portfolio
     2010   Total ....................................      26                     279                    0.79%
            Monument Advisor .........................      --      10.62           --        5.67%         --         N/A
            Inception Nov 19 .........................      --      10.05           --         N/A         N/A         N/A
   Strategic Income Portfolio
     2010   Total ....................................      18                     176                    3.25%
            Monument Advisor .........................      --       9.98           --       -0.10%         --         N/A
            Inception Nov 19 .........................      --       9.99           --         N/A         N/A         N/A
   Value Leaders Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.69           --        6.47%         --         N/A
            Inception Nov 19 .........................      --      10.04           --         N/A         N/A         N/A
   Value Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.65           --        6.18%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
   Value Strategies Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.79           --        7.58%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
 IBBOTSON ETF ASSET ALLOCATION SERIES:
   Aggressive Growth Portfolio
     2010   Total ....................................       3                      32                    0.70%
            Monument Advisor .........................      --       9.71           --       15.18%         --         N/A
     2009   Total ....................................       3                      21                    0.70%
            Monument Advisor .........................      --       8.43           --       27.34%         --         N/A
     2008   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       6.62           --      -34.52%         --         N/A
            Inception May 1 ..........................      --      10.11           --         N/A         N/A         N/A
   Balanced Portfolio
     2010   Total ....................................     242                   2,488                    0.96%
            Monument Advisor .........................      --      10.29           --       11.73%         --         N/A
     2009   Total ....................................      89                     822                    1.74%
            Monument Advisor .........................      --       9.21           --       19.46%         --         N/A
     2008   Total ....................................      59                     453                    0.04%
            Monument Advisor .........................      --       7.71           --      -23.51%         --         N/A
            Inception May 1 ..........................      --      10.08           --         N/A         N/A         N/A
   Conservative Portfolio
     2010   Total ....................................     156                   1,679                    1.42%
            Monument Advisor .........................      --      10.75           --        6.33%         --         N/A
     2009   Total ....................................     144                   1,452                    0.76%
            Monument Advisor .........................      --      10.11           --        8.36%         --         N/A
     2008   Total ....................................      28                     260                    0.00%
            Monument Advisor .........................      --       9.33           --       -6.89%         --         N/A
            Inception May 1 ..........................      --      10.02           --         N/A         N/A         N/A
   Growth Portfolio
     2010   Total ....................................      75                     746                    0.93%
            Monument Advisor .........................      --       9.97           --       13.81%         --         N/A
     2009   Total ....................................      37                     320                    2.11%
            Monument Advisor .........................      --       8.76           --       24.61%         --         N/A
     2008   Total ....................................       1                       9                    0.22%
            Monument Advisor .........................      --       7.03           --      -30.40%         --         N/A
            Inception May 1 ..........................      --      10.10           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
  (continued)
 IBBOTSON ETF ASSET ALLOCATION SERIES: (continued)
   Income & Growth Portfolio
     2010   Total ....................................      61               $     646                    0.43%
            Monument Advisor .........................      --     $10.53           --        8.89%         --         N/A
     2009   Total ....................................      26                     254                    0.92%
            Monument Advisor .........................      --       9.67           --       13.36%         --         N/A
     2008   Total ....................................       5                      42                    0.00%
            Monument Advisor .........................      --       8.53           --      -15.12%         --         N/A
            Inception May 1 ..........................      --      10.05           --         N/A         N/A         N/A
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable Fund
     2010   Total ....................................     385                   5,780                    2.20%
            Monument Advisor .........................      --      15.00           --       19.24%         --         N/A
     2009   Total ....................................     238                   2,993                    0.72%
            Monument Advisor .........................      --      12.58           --       20.27%         --         N/A
     2008   Total ....................................      27                     277                    1.65%
            Monument Advisor .........................      --      10.46           --        6.95%         --         N/A
            Inception November 14 ....................      --       9.78           --         N/A         N/A         N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Global Real Estate Securities II Fund
     2010   Total ....................................      55                     785                    2.54%
            Monument Advisor .........................      --      14.36           --       20.98%         --         N/A
     2009   Total ....................................      48                     566                   11.68%
            Monument Advisor .........................      --      11.87           --       19.06%         --         N/A
     2008   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.97           --        6.63%         --         N/A
            Inception November 14 ....................      --       9.35           --         N/A         N/A         N/A
   High Income Securities II Fund
     2010   Total ....................................      90                   1,443                    1.30%
            Monument Advisor .........................      --      16.09           --       13.23%         --         N/A
     2009   Total ....................................     726                  10,315                   12.15%
            Monument Advisor .........................      --      14.21           --       42.67%         --         N/A
     2008   Total ....................................      24                     242                    0.00%
            Monument Advisor .........................      --       9.96           --        0.71%         --         N/A
            Inception November 14 ....................      --       9.89           --         N/A         N/A         N/A
   Income Securities II Fund
     2010   Total ....................................     454                   6,988                    2.09%
            Monument Advisor .........................      --      15.39           --       12.66%         --         N/A
     2009   Total ....................................     628                   8,571                    1.17%
            Monument Advisor .........................      --      13.66           --       35.65%         --         N/A
     2008   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.07           --        2.44%         --         N/A
            Inception November 14 ....................      --       9.83           --         N/A         N/A         N/A
   Mutual Shares Securities II Fund
     2010   Total ....................................     117                   1,615                    1.82%
            Monument Advisor .........................      --      13.85           --       11.16%         --         N/A
     2009   Total ....................................      71                     885                    1.80%
            Monument Advisor .........................      --      12.46           --       26.11%         --         N/A
     2008   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.88           --        1.96%         --         N/A
            Inception November 14 ....................      --       9.69           --         N/A         N/A         N/A
   Strategic Income Securities II Fund
     2010   Total ....................................     216                   3,101                    3.96%
            Monument Advisor .........................      --      14.36           --       10.89%         --         N/A
     2009   Total ....................................     135                   1,747                    8.18%
            Monument Advisor .........................      --      12.95           --       25.73%         --         N/A
     2008   Total ....................................       4                      44                    0.00%
            Monument Advisor .........................      --      10.30           --        3.00%         --         N/A
            Inception November 14 ....................      --      10.00           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   (continued)
   Templeton Global Bond Securities II Fund
     2010   Total ....................................     544               $   7,934                    1.39%
            Monument Advisor .........................      --     $14.59           --       14.43%         --         N/A
     2009   Total ....................................     250                   3,185                    8.18%
            Monument Advisor .........................      --      12.75           --       18.72%         --         N/A
     2008   Total ....................................      18                     196                    0.00%
            Monument Advisor .........................      --      10.74           --        6.76%         --         N/A
            Inception November 14 ....................      --      10.06           --         N/A         N/A         N/A
   U.S. Government II Fund
     2010   Total ....................................     152                   1,716                    2.38%
            Monument Advisor .........................      --      11.29           --        5.32%         --         N/A
     2009   Total ....................................     122                   1,313                    3.53%
            Monument Advisor .........................      --      10.72           --        3.08%         --         N/A
     2008   Total ....................................       7                      73                    0.00%
            Monument Advisor .........................      --      10.40           --        3.90%         --         N/A
            Inception November 14 ....................      --      10.01           --         N/A         N/A         N/A
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     2010   Total ....................................      --                       4                    0.19%
            Monument Advisor .........................      --       9.61           --        7.02%         --         N/A
            Monument .................................      --      11.99           --        5.55%         --        1.30%
     2009   Total ....................................      65                     588                    1.57%
            Monument Advisor .........................      --       8.98           --       47.70%         --         N/A
            Monument .................................      --      11.36           --       45.83%         --        1.30%
     2008   Total ....................................      44                     269                    0.48%
            Monument Advisor .........................      --       6.08           --      -51.90%         --         N/A
            Monument .................................      --       7.79           --      -52.53%         --        1.30%
     2007   Total ....................................      15                     192                    0.25%
            Monument Advisor .........................      --      12.64           --        1.36%         --         N/A
            Monument .................................      --      16.41           --        0.06%         --        1.30%
     2006   Total ....................................       9                     111                    0.11%
            Monument Advisor .........................      --      12.47           --       12.95%         --         N/A
            Monument .................................      --      16.40           --       11.49%         --        1.30%
   Capital Development Fund
     2010   Total ....................................       7                      65                    0.00%
            Monument Advisor .........................      --       8.85           --       18.79%         --         N/A
     2009   Total ....................................      17                     126                    0.00%
            Monument Advisor .........................      --       7.45           --       42.45%         --         N/A
     2008   Total ....................................       1                       5                    0.00%
            Monument Advisor .........................      --       5.23           --      -47.01%         --         N/A
     2007   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.87           --        0.20%         --         N/A
            Inception November 9 .....................      --       9.85           --         N/A         N/A         N/A
   Core Equity Fund
     2010   Total ....................................      39                     455                    0.52%
            Monument Advisor .........................      --      11.64           --        9.60%         --         N/A
            Monument .................................      --      10.95           --        8.09%         --        1.30%
     2009   Total ....................................     112                   1,193                    1.88%
            Monument Advisor .........................      --      10.62           --       28.26%         --         N/A
            Monument .................................      --      10.13           --       26.63%         --        1.30%
     2008   Total ....................................     146                   1,211                    8.69%
            Monument Advisor .........................      --       8.28           --       30.13%         --         N/A
            Monument .................................      --       8.00           --      -31.03%         --        1.30%
     2007   Total ....................................      10                     113                    1.13%
            Monument Advisor .........................      --      11.85           --        8.12%         --         N/A
            Monument .................................      --      11.60           --        6.72%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Core Equity Fund (continued)
     2006   Total ....................................       8               $      89                    1.60%
            Monument Advisor .........................      --     $10.96           --        9.16%         --         N/A
            Inception April 28 .......................      --      10.04           --         N/A         N/A         N/A
            Monument .................................      --      10.87           --        8.27%         --        1.30%
            Inception April 28 .......................      --      10.04           --         N/A         N/A         N/A
   Financial Services Fund
     2010   Total ....................................       5                      30                    0.03%
            Monument Advisor .........................      --       5.87           --       10.34%         --         N/A
            Monument .................................      --       5.65           --        8.86%         --        1.30%
     2009   Total ....................................      40                     213                    1.91%
            Monument Advisor .........................      --       5.32           --       27.27%         --         N/A
            Monument .................................      --       5.19           --       25.67%         --        1.30%
     2008   Total ....................................       3                      13                    3.15%
            Monument Advisor .........................      --       4.18           --      -59.42%         --         N/A
            Monument .................................      --       4.13           --      -59.94%         --        1.30%
     2007   Total ....................................      --                       4                    1.19%
            Monument Advisor .........................      --      10.30           --       22.21%         --         N/A
            Monument .................................      --      10.31           --      -23.23%         --        1.30%
     2006   Total ....................................       3                      45                    1.38%
            Monument Advisor .........................      --      13.24           --       16.45%         --         N/A
            Monument .................................      --      13.43           --       14.98%         --        1.30%
   Global Health Care Fund
     2010   Total ....................................      23                     289                    0.00%
            Monument Advisor .........................      --      12.73           --        5.29%         --         N/A
            Monument .................................      --      11.55           --        3.96%         --        1.30%
     2009   Total ....................................      14                     173                    0.14%
            Monument Advisor .........................      --      12.09           --       27.67%         --         N/A
            Monument .................................      --      11.11           --       25.96%         --        1.30%
     2008   Total ....................................       5                      42                    0.00%
            Monument Advisor .........................      --       9.47           --      -28.64%         --         N/A
            Monument .................................      --       8.82           --      -29.50%         --        1.30%
     2007   Total ....................................      12                     159                    0.00%
            Monument Advisor .........................      --      13.27           --       11.89%         --         N/A
            Monument .................................      --      12.51           --       10.41%         --        1.30%
     2006   Total ....................................       3                      40                    0.00%
            Monument Advisor .........................      --      11.86           --        5.24%         --         N/A
            Monument .................................      --      11.33           --        3.85%         --        1.30%
   Global Real Estate Fund
     2010   Total ....................................     166                   2,310                    3.78%
            Monument Advisor .........................      --      13.50           --       17.49%         --         N/A
            Monument .................................      --      23.89           --       15.97%         --        1.30%
     2009   Total ....................................     290                   3,412                    0.00%
            Monument Advisor .........................      --      11.49           --       31.46%         --         N/A
            Monument .................................      --      20.60           --       29.80%         --        1.30%
     2008   Total ....................................     231                   2,081                    5.93%
            Monument Advisor .........................      --       8.74           --      -44.61%         --         N/A
            Monument .................................      --      15.87           --      -45.35%         --        1.30%
     2007   Total ....................................     179                   2,967                    5.83%
            Monument Advisor .........................      --      15.78           --       -5.57%         --         N/A
            Monument .................................      --      29.04           --       -6.77%         --        1.30%
     2006   Total ....................................      90                   1,710                    3.33%
            Monument Advisor .........................      --      16.71           --       42.58%         --         N/A
            Monument .................................      --      31.15           --       40.76%         --        1.30%
   Government Securities Fund
     2010   Total ....................................      47                     560                    6.23%
            Monument Advisor .........................      --      11.99           --        5.45%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Government Securities Fund (continued)
     2009   Total ....................................      77               $     871                    5.04%
            Monument Advisor .........................      --     $11.37           --        0.00%         --         N/A
     2008   Total ....................................     189                   2,150                   10.21%
            Monument Advisor .........................      --      11.37           --       12.24%         --         N/A
     2007   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.13           --        1.20%         --         N/A
            Inception November 9 .....................      --      10.01           --         N/A         N/A         N/A
   High Yield Fund
     2010   Total ....................................     406                   6,126                    8.78%
            Monument Advisor .........................      --      15.11           --       13.61%         --         N/A
            Monument .................................      --      14.80           --       12.12%         --        1.30%
     2009   Total ....................................     663                   8,813                    8.73%
            Monument Advisor .........................      --      13.30           --       52.70%         --         N/A
            Monument .................................      --      13.20           --       50.86%         --        1.30%
     2008   Total ....................................     608                   5,293                    6.30%
            Monument Advisor .........................      --       8.71           --      -25.68%         --         N/A
            Monument .................................      --       8.75           --      -26.66%         --        1.30%
     2007   Total ....................................      64                     748                    1.47%
            Monument Advisor .........................      --      11.72           --        1.30%         --         N/A
            Monument .................................      --      11.93           --       -0.08%         --        1.30%
     2006   Total ....................................     224                   2,587                   13.90%
            Monument Advisor .........................      --      11.57           --       10.72%         --         N/A
            Monument .................................      --      11.94           --        9.24%         --        1.30%
   International Growth Fund
     2010   Total ....................................     237                   2,081                    2.59%
            Monument Advisor .........................      --       8.80           --       12.82%         --         N/A
     2009   Total ....................................     104                     807                    1.53%
            Monument Advisor .........................      --       7.80           --       35.42%         --         N/A
     2008   Total ....................................     152                     877                    0.76%
            Monument Advisor .........................      --       5.76           --      -40.43%         --         N/A
     2007   Total ....................................       1                      12                    1.04%
            Monument Advisor .........................      --       9.67           --       -1.43%         --         N/A
            Inception November 9 .....................      --       9.81           --         N/A         N/A         N/A
   Mid Cap Core Equity Fund
     2010   Total ....................................      43                     597                    0.39%
            Monument Advisor .........................      --      14.03           --       13.79%         --         N/A
            Monument .................................      --      17.64           --       12.29%         --        1.30%
     2009   Total ....................................      50                     620                    1.27%
            Monument Advisor .........................      --      12.33           --       29.79%         --         N/A
            Monument .................................      --      15.71           --       28.14%         --        1.30%
     2008   Total ....................................      49                     464                    1.18%
            Monument Advisor .........................      --       9.50           --      -28.68%         --         N/A
            Monument .................................      --      12.26           --      -29.58%         --        1.30%
     2007   Total ....................................      35                     463                    0.06%
            Monument Advisor .........................      --      13.32           --        9.27%         --         N/A
            Monument .................................      --      17.41           --        7.87%         --        1.30%
     2006   Total ....................................       5                      57                    2.75%
            Monument Advisor .........................      --      12.19           --       11.02%         --         N/A
            Monument .................................      --      16.14           --        9.57%         --        1.30%
   Technology Fund
     2010   Total ....................................       8                     123                    0.00%
            Monument Advisor .........................      --      14.63           --       21.31%         --         N/A
            Monument .................................      --       6.71           --       19.82%         --        1.30%
     2009   Total ....................................      29                     345                    0.00%
            Monument Advisor .........................      --      12.06           --       57.44%         --         N/A
            Monument .................................      --       5.60           --       55.56%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Technology Fund (continued)
     2008   Total ....................................       1                $      8                    0.00%
            Monument Advisor .........................      --     $ 7.66           --      -44.49%         --         N/A
            Monument .................................      --       3.60           --      -45.29%         --        1.30%
     2007   Total ....................................       2                      29                    0.00%
            Monument Advisor .........................      --      13.80           --        7.64%         --         N/A
            Monument .................................      --       6.58           --        6.30%         --        1.30%
     2006   Total ....................................      22                     284                    0.00%
            Monument Advisor .........................      --      12.82           --       10.52%         --         N/A
            Monument .................................      --       6.19           --        8.98%         --        1.30%
   Van Kampen Comstock Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.51           --        5.10%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   Van Kampen Equity and Income Fund
     2010   Total ....................................       3                      35                    0.00%
            Monument Advisor .........................      --      10.42           --        4.10%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   Van Kampen Growth and Income Fund
     2010   Total ....................................      --                       4                    0.00%
            Monument Advisor .........................      --      10.57           --        5.49%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
   Asset Strategy Portfolio
     2010   Total ....................................     465                   5,031                    0.92%
            Monument Advisor .........................      --      10.82           --        8.63%         --         N/A
     2009   Total ....................................      94                     936                    0.00%
            Monument Advisor .........................      --       9.96           --       -0.20%         --         N/A
            Inception Nov 20 .........................      --       9.98           --         N/A         N/A         N/A
   Balanced Portfolio
     2010   Total ....................................      22                     257                    1.92%
            Monument Advisor .........................      --      11.75           --       17.03%         --         N/A
     2009   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.04           --        0.60%         --         N/A
            Inception Nov 20 .........................      --       9.98           --         N/A         N/A         N/A
   Bond Portfolio
     2010   Total ....................................      52                     546                    1.66%
            Monument Advisor .........................      --      10.51           --        6.05%         --         N/A
     2009   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.91           --       -0.90%         --         N/A
            Inception Nov 20 .........................      --      10.00           --         N/A         N/A         N/A
   Dividend Opportunities Portfolio
     2010   Total ....................................      17                     198                    0.96%
            Monument Advisor .........................      --      11.76           --       16.32%         --         N/A
     2009   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.11           --        1.71%         --         N/A
            Inception Nov 20 .........................      --       9.94           --         N/A         N/A         N/A
   Energy Portfolio
     2010   Total ....................................      27                     336                    0.23%
            Monument Advisor .........................      --      12.68           --       22.04%         --         N/A
     2009   Total ....................................      11                     110                    0.00%
            Monument Advisor .........................      --      10.39           --        5.16%         --         N/A
            Inception Nov 20 .........................      --       9.88           --         N/A         N/A         N/A
   Global Bond Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.00           --        0.00%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.: (continued)
   Global Natural Resources Portfolio
     2010   Total ....................................       5                $      52                   0.00%
            Monument Advisor .........................      --     $11.08            --       9.49%         --         N/A
            Inception Nov 19 .........................      --      10.12            --        N/A         N/A         N/A
   Growth Portfolio
     2010   Total ....................................       5                       54                   0.59%
            Monument Advisor .........................      --      11.56            --      12.56%         --         N/A
     2009   Total ....................................      --                       --                   0.00%
            Monument Advisor .........................      --      10.27            --       3.22%         --         N/A
            Inception Nov 20 .........................      --       9.95            --        N/A         N/A         N/A
   High Income Portfolio
     2010   Total ....................................      35                      414                   6.45%
            Monument Advisor .........................      --      11.79            --      14.80%         --         N/A
     2009   Total ....................................      11                      109                   0.00%
            Monument Advisor .........................      --      10.27            --       2.70%         --         N/A
            Inception Nov 20 .........................      --      10.00            --        N/A         N/A         N/A
   Mid Cap Growth Portfolio
     2010   Total ....................................      69                      957                   0.02%
            Monument Advisor .........................      --      13.79            --      31.58%         --         N/A
     2009   Total ....................................       2                       21                   0.00%
            Monument Advisor .........................      --      10.48            --       5.43%         --         N/A
            Inception Nov 20 .........................      --       9.94            --        N/A         N/A         N/A
   Science and Technology Portfolio
     2010   Total ....................................      25                      301                   0.00%
            Monument Advisor .........................      --      12.06            --      12.82%         --         N/A
     2009   Total ....................................       1                       15                   0.00%
            Monument Advisor .........................      --      10.69            --       7.22%         --         N/A
            Inception Nov 20 .........................      --       9.97            --        N/A         N/A         N/A
   Value Portfolio
     2010   Total ....................................      50                      603                   0.44%
            Monument Advisor .........................      --      12.00            --      18.69%         --         N/A
     2009   Total ....................................      --                       --                   0.00%
            Monument Advisor .........................      --      10.11            --       1.51%         --         N/A
            Inception Nov 20 .........................      --       9.96            --        N/A         N/A         N/A
JANUS ASPEN SERIES -- INSTITUTIONAL:
   Balanced Portfolio
     2010   Total ....................................     534                    6,438                   3.47%
            Monument Advisor .........................      --      12.05            --       8.46%         --         N/A
     2009   Total ....................................     276                    3,065                   3.13%
            Monument Advisor .........................      --      11.11            --      25.82%         --         N/A
     2008   Total ....................................     261                    2,302                   3.21%
            Monument Advisor .........................      --       8.83            --     -15.82%         --         N/A
     2007   Total ....................................      66                      692                   2.41%
            Monument Advisor .........................      --      10.49            --       5.01%         --         N/A
            Inception May 1 ..........................      --       9.99            --        N/A         N/A         N/A
   Enterprise Portfolio
     2010   Total ....................................     181                    2,419                   0.07%
            Monument Advisor .........................      --      13.20            --      25.83%         --         N/A
            Monument .................................      --      17.48            --      24.24%         --        1.30%
     2009   Total ....................................     206                    2,179                   0.00%
            Monument Advisor .........................      --      10.49            --      44.89%         --         N/A
            Monument .................................      --      14.07            --      42.99%         --        1.30%
     2008   Total ....................................     267                    1,954                   0.28%
            Monument Advisor .........................      --       7.24            --     -43.75%         --         N/A
            Monument .................................      --       9.84            --     -44.47%         --        1.30%
     2007   Total ....................................     123                    1,622                   0.27%
            Monument Advisor .........................      --      12.87            --      22.11%         --         N/A
            Monument .................................      --      17.72            --      20.46%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITUTIONAL: (continued)
   Enterprise Portfolio (continued)
     2006   Total ....................................      45                $     506                   0.00%
            Monument Advisor .........................      --     $10.54            --       6.14%         --         N/A
            Inception May 1 ..........................      --       9.93            --        N/A         N/A         N/A
            Monument .................................      --      14.71            --      12.12%         --        1.30%
   Forty Portfolio
     2010   Total ....................................     168                    1,870                   0.37%
            Monument Advisor .........................      --      11.16            --       6.69%         --         N/A
     2009   Total ....................................     141                    1,477                   0.03%
            Monument Advisor .........................      --      10.46            --      46.29%         --         N/A
     2008   Total ....................................      95                      677                   0.17%
            Monument Advisor .........................      --       7.15            --     -44.14%         --         N/A
     2007   Total ....................................      29                      372                   0.48%
            Monument Advisor .........................      --      12.80            --      28.00%         --         N/A
            Inception May 1 ..........................      --      10.00            --        N/A         N/A         N/A
   Janus Portfolio
     2010   Total ....................................      94                    1,074                   0.96%
            Monument Advisor .........................      --      11.36            --      14.52%         --         N/A
            Monument .................................      --      11.66            --      12.98%         --        1.30%
     2009   Total ....................................     119                    1,186                   0.53%
            Monument Advisor .........................      --       9.92            --      36.26%         --         N/A
            Monument .................................      --      10.32            --      34.55%         --        1.30%
     2008   Total ....................................     108                      791                   0.76%
            Monument Advisor .........................      --       7.28            --     -39.69%         --         N/A
            Monument .................................      --       7.67            --     -40.45%         --        1.30%
     2007   Total ....................................      92                    1,123                   0.82%
            Monument Advisor .........................      --      12.07            --      15.06%         --         N/A
            Monument .................................      --      12.88            --      13.58%         --        1.30%
     2006   Total ....................................      72                      761                   0.45%
            Monument Advisor .........................      --      10.49            --       5.32%         --         N/A
            Inception May 1 ..........................      --       9.96            --        N/A         N/A         N/A
            Monument .................................      --      11.34            --       9.88%         --        1.30%
   Overseas Portfolio
     2010   Total ....................................     585                    9,452                   0.66%
            Monument Advisor .........................      --      16.16            --      25.37%         --         N/A
            Monument .................................      --      42.19            --      23.69%         --        1.30%
     2009   Total ....................................     626                    8,084                   0.58%
            Monument Advisor .........................      --      12.89            --      79.53%         --         N/A
            Monument .................................      --      34.11            --      77.19%         --        1.30%
     2008   Total ....................................     636                    4,579                   1.32%
            Monument Advisor .........................      --       7.18            --     -52.13%         --         N/A
            Monument .................................      --      19.25            --     -52.73%         --        1.30%
     2007   Total ....................................     607                    9,129                   0.70%
            Monument Advisor .........................      --      15.00            --      28.31%         --         N/A
            Monument .................................      --      40.72            --      26.66%         --        1.30%
     2006   Total ....................................     283                    3,333                   1.92%
            Monument Advisor .........................      --      11.69            --      16.55%         --         N/A
            Inception May 1 ..........................      --      10.03            --        N/A         N/A         N/A
            Monument .................................      --      32.15            --      45.15%         --        1.30%
   Perkins Mid Cap Value Portfolio
     2010   Total ....................................     439                    4,907                   0.73%
            Monument Advisor .........................      --      11.17            --      15.75%         --         N/A
     2009   Total ....................................     369                    3,565                   0.65%
            Monument Advisor .........................      --       9.65            --      33.66%         --         N/A
     2008   Total ....................................     263                    1,900                   0.89%
            Monument Advisor .........................      --       7.22            --     -27.80%         --         N/A
     2007   Total ....................................      60                      598                   4.20%
            Monument Advisor .........................      --      10.00            --      -0.10%         --         N/A
            Inception May 1 ..........................      --      10.01            --        N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITUTIONAL: (continued)
   Worldwide Portfolio
     2010   Total ....................................      30                $     332                   0.39%
            Monument Advisor .........................      --     $10.82            --      15.85%         --         N/A
            Monument .................................      --      11.34            --      14.43%         --        1.30%
     2009   Total ....................................     105                      985                   1.43%
            Monument Advisor .........................      --       9.34            --      37.56%         --         N/A
            Monument .................................      --       9.91            --      35.94%         --        1.30%
     2008   Total ....................................      63                      434                   1.02%
            Monument Advisor .........................      --       6.79            --     -44.62%         --         N/A
            Monument .................................      --       7.29            --     -45.39%         --        1.30%
     2007   Total ....................................     161                    1,992                   0.83%
            Monument Advisor .........................      --      12.26            --       9.66%         --         N/A
            Monument .................................      --      13.35            --       8.18%         --        1.30%
     2006   Total ....................................      98                    1,110                   1.72%
            Monument Advisor .........................      --      11.18            --      12.14%         --         N/A
            Inception May 1 ..........................      --       9.97            --        N/A         N/A         N/A
            Monument .................................      --      12.34            --      16.64%         --        1.30%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
     2010   Total ....................................     398                   10,246                   1.31%
            Monument Advisor .........................      --      25.76            --      22.67%         --         N/A
            Monument .................................      --      30.52            --      21.11%         --        1.30%
     2009   Total ....................................     364                    7,646                   4.04%
            Monument Advisor .........................      --      21.00            --      69.90%         --         N/A
            Monument .................................      --      25.20            --      67.66%         --        1.30%
     2008   Total ....................................     201                    2,484                   2.10%
            Monument Advisor .........................      --      12.36            --     -48.73%         --         N/A
            Monument .................................      --      15.03            --     -49.39%         --        1.30%
     2007   Total ....................................     173                    4,175                   1.66%
            Monument Advisor .........................      --      24.11            --      33.28%         --         N/A
            Monument .................................      --      29.70            --      31.59%         --        1.30%
     2006   Total ....................................     247                    4,471                   0.48%
            Monument Advisor .........................      --      18.09            --      29.96%         --         N/A
            Monument .................................      --      22.57            --      28.24%         --        1.30%
   International Equity Portfolio
     2010   Total ....................................      96                    1,220                   1.22%
            Monument Advisor .........................      --      12.69            --       6.73%         --         N/A
            Monument .................................      --      12.82            --       5.34%         --        1.30%
     2009   Total ....................................     152                    1,811                   2.61%
            Monument Advisor .........................      --      11.89            --      21.45%         --         N/A
            Monument .................................      --      12.17            --      19.90%         --        1.30%
     2008   Total ....................................     137                    1,342                   1.15%
            Monument Advisor .........................      --       9.79            --     -37.00%         --         N/A
            Monument .................................      --      10.15            --     -37.81%         --        1.30%
     2007   Total ....................................     143                    2,226                   2.82%
            Monument Advisor .........................      --      15.54            --      10.76%         --         N/A
            Monument .................................      --      16.32            --       9.31%         --        1.30%
     2006   Total ....................................     141                    1,971                   1.19%
            Monument Advisor .........................      --      14.03            --      22.53%         --         N/A
            Monument .................................      --      14.93            --      20.99%         --        1.30%
   US Small-Mid Cap Equity Portfolio
     2010   Total ....................................      59                      857                   0.28%
            Monument Advisor .........................      --      14.50            --      23.72%         --         N/A
            Monument .................................      --      19.28            --      22.10%         --        1.30%
     2009   Total ....................................      71                      831                   0.00%
            Monument Advisor .........................      --      11.72            --      52.80%         --         N/A
            Monument .................................      --      15.79            --      50.67%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.: (continued)
   US Small-Mid Cap Equity Portfolio (continued)
     2008   Total ....................................       4                $      34                   0.00%
            Monument Advisor .........................      --     $ 7.67            --     -36.51%         --         N/A
            Monument .................................      --      10.48            --     -37.28%         --        1.30%
     2007   Total ....................................       8                      103                   0.00%
            Monument Advisor .........................      --      12.08            --      -7.22%         --         N/A
            Monument .................................      --      16.71            --      -8.39%         --        1.30%
     2006   Total ....................................      70                      930                   0.00%
            Monument Advisor .........................      --      13.02            --      16.04%         --         N/A
            Monument .................................      --      18.24            --      14.57%         --        1.30%
   US Strategic Equity Portfolio
     2010   Total ....................................      10                      115                   0.86%
            Monument Advisor .........................      --      11.53            --      12.82%         --         N/A
            Monument .................................      --      11.69            --      11.44%         --        1.30%
     2009   Total ....................................       5                       48                   1.18%
            Monument Advisor .........................      --      10.22            --      26.96%         --         N/A
            Monument .................................      --      10.49            --      25.18%         --        1.30%
     2008   Total ....................................       3                       24                   0.18%
            Monument Advisor .........................      --       8.05            --     -35.34%         --         N/A
            Monument .................................      --       8.38            --     -36.13%         --        1.30%
     2007   Total ....................................      23                      291                   1.10%
            Monument Advisor .........................      --      12.45            --      -0.95%         --         N/A
            Monument .................................      --      13.12            --      -2.24%         --        1.30%
     2006   Total ....................................      18                      228                   0.71%
            Monument Advisor .........................      --      12.57            --      17.48%         --         N/A
            Monument .................................      --      13.42            --      15.99%         --        1.30%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
     2010   Total ....................................      88                      855                   0.12%
            Monument Advisor .........................      --       9.67            --      24.94%         --         N/A
     2009   Total ....................................     108                      835                   0.00%
            Monument Advisor .........................      --       7.74            --      34.61%         --         N/A
     2008   Total ....................................     201                    1,155                   0.00%
            Monument Advisor .........................      --       5.75            --     -40.41%         --         N/A
     2007   Total ....................................      29                      278                   0.00%
            Monument Advisor .........................      --       9.65            --      -2.53%         --         N/A
            Inception April 30 .......................      --       9.90            --        N/A         N/A         N/A
   ClearBridge Equity Income Builder Portfolio
     2010   Total ....................................      33                      303                   4.32%
            Monument Advisor .........................      --       9.06            --      12.27%         --         N/A
            Monument .................................      --       8.64            --      10.77%         --        1.30%
     2009   Total ....................................      32                      257                   3.36%
            Monument Advisor .........................      --       8.07            --      22.83%         --         N/A
            Monument .................................      --       7.80            --      21.31%         --        1.30%
     2008   Total ....................................      27                      177                   0.73%
            Monument Advisor .........................      --       6.57            --     -35.01%         --         N/A
            Monument .................................      --       6.43            --     -35.83%         --        1.30%
     2007   Total ....................................      47                      477                   1.51%
            Monument Advisor .........................      --      10.11            --       1.61%         --         N/A
            Inception April 30 .......................      --       9.95            --        N/A         N/A         N/A
            Monument .................................      --      10.02            --       0.70%         --        1.30%
            Inception April 30 .......................      --       9.95            --        N/A         N/A         N/A
   ClearBridge Fundamental All Cap Value Portfolio
     2010   Total ....................................      20                      182                   2.00%
            Monument Advisor .........................      --       9.17            --      16.52%         --         N/A
            Monument .................................      --       8.74            --      15.00%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   ClearBridge Fundamental All Cap Value Portfolio
      (continued)
     2009   Total ....................................      11                 $    86                    0.86%
            Monument Advisor .........................      --     $ 7.87           --       29.44%         --         N/A
            Monument .................................      --       7.60           --       27.73%         --        1.30%
     2008   Total ....................................      30                     180                    1.96%
            Monument Advisor .........................      --       6.08           --      -36.60%         --         N/A
            Monument .................................      --       5.95           --      -37.37%         --        1.30%
     2007   Total ....................................      18                     170                    6.34%
            Monument Advisor .........................      --       9.59           --       -3.13%         --         N/A
            Inception April 30 .......................      --       9.90           --         N/A         N/A         N/A
            Monument .................................      --       9.50           --       -4.04%         --        1.30%
            Inception April 30 .......................      --       9.90           --         N/A         N/A         N/A
ClearBridge Large Cap Growth Portfolio
     2010   Total ....................................      22                     216                    0.08%
            Monument Advisor .........................      --       9.82           --        9.84%         --         N/A
            Monument .................................      --       9.36           --        8.33%         --        1.30%
     2009   Total ....................................      42                     374                    0.25%
            Monument Advisor .........................      --       8.94           --       42.36%         --         N/A
            Monument .................................      --       8.64           --       40.72%         --        1.30%
     2008   Total ....................................      41                     259                    0.40%
            Monument Advisor .........................      --       6.28           --      -37.33%         --         N/A
            Monument .................................      --       6.14           --      -38.17%         --        1.30%
     2007   Total ....................................      26                     259                    0.06%
            Monument Advisor .........................      --      10.02           --        1.21%         --         N/A
            Inception April 30 .......................      --       9.90           --         N/A         N/A         N/A
            Monument .................................      --       9.93           --        0.30%         --        1.30%
            Inception April 30 .......................      --       9.90           --         N/A         N/A         N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
     2010   Total ....................................      91                   1,324                    1.81%
            Monument Advisor                                --      14.53           --       14.86%         --         N/A
     2009   Total ....................................   1,770                  22,385                   17.20%
            Monument Advisor .........................      --      12.65           --       55.60%         --         N/A
     2008   Total ....................................      49                     396                   13.22%
            Monument Advisor .........................      --       8.13           --      -30.81%         --         N/A
     2007   Total ....................................      29                     344                    7.27%
            Monument Advisor .........................      --      11.75           --       -0.09%         --         N/A
     2006   Total ....................................      23                     269                    5.31%
            Monument Advisor .........................      --      11.76           --       10.63%         --         N/A
   Western Asset Strategic Bond Portfolio
     2010   Total ....................................      76                     945                    3.09%
            Monument Advisor .........................      --      12.39           --       11.82%         --         N/A
            Monument .................................      --      12.19           --       10.42%         --        1.30%
     2009   Total ....................................      38                     423                    3.57%
            Monument Advisor .........................      --      11.08           --       21.76%         --         N/A
            Monument .................................      --      11.04           --       20.26%         --        1.30%
     2008   Total ....................................      64                     585                    5.01%
            Monument Advisor .........................      --       9.10           --      -17.05%         --         N/A
            Monument .................................      --       9.18           --      -18.11%         --        1.30%
     2007   Total ....................................     108                   1,186                    4.47%
            Monument Advisor .........................      --      10.97           --        2.05%         --         N/A
            Monument .................................      --      11.21           --        0.63%         --        1.30%
     2006   Total ....................................      88                     946                    8.57%
            Monument Advisor .........................      --      10.75           --        4.98%         --         N/A
            Monument .................................      --      11.14           --        3.72%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
   Bond Debenture Portfolio
     2010   Total ....................................     206                 $ 2,555                    6.73%
            Monument Advisor .........................      --     $12.40           --       12.32%         --         N/A
     2009   Total ....................................      79                     870                   12.79%
            Monument Advisor .........................      --      11.04           --       34.31%         --         N/A
     2008   Total ....................................      13                     109                    5.14%
            Monument Advisor .........................      --       8.22           --      -17.55%         --         N/A
     2007   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.97           --       -0.10%         --         N/A
            Inception November 9 .....................      --       9.98           --         N/A         N/A         N/A
   Capital Structure Portfolio
     2010   Total ....................................      28                     366                    3.10%
            Monument Advisor                                --      13.23           --       14.74%         --         N/A
            Monument .................................      --      16.66           --       13.26%         --        1.30%
     2009   Total ....................................      22                     255                    3.66%
            Monument Advisor .........................      --      11.53           --       23.45%         --         N/A
            Monument .................................      --      14.71           --       21.77%         --        1.30%
     2008   Total ....................................      26                     241                    4.94%
            Monument Advisor .........................      --       9.34           --      -26.22%         --         N/A
            Monument .................................      --      12.08           --      -27.14%         --        1.30%
     2007   Total ....................................      24                     311                    4.62%
            Monument Advisor .........................      --      12.66           --        3.18%         --         N/A
            Monument .................................      --      16.58           --        1.84%         --        1.30%
     2006   Total ....................................       5                      66                    4.77%
            Monument Advisor .........................      --      12.27           --       14.57%         --         N/A
            Monument .................................      --      16.28           --       13.06%         --        1.30%
   Classic Stock Portfolio
     2010   Total ....................................      20                     198                    0.81%
            Monument Advisor .........................      --       9.91           --       14.04%         --         N/A
     2009   Total ....................................      10                      83                    0.87%
            Monument Advisor .........................      --       8.69           --       25.58%         --         N/A
     2008   Total ....................................       7                      50                    2.32%
            Monument Advisor .........................      --       6.92           --      -31.28%         --         N/A
     2007   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.07           --        2.34%         --         N/A
            Inception November 9 .....................      --       9.84           --         N/A         N/A         N/A
   Growth and Income Portfolio
     2010   Total ....................................     100                   1,199                    0.55%
            Monument Advisor .........................      --      11.60           --       17.41%         --         N/A
            Monument .................................      --      18.82           --       15.89%         --        1.30%
     2009   Total ....................................     104                   1,063                    0.99%
            Monument Advisor .........................      --       9.88           --       18.89%         --         N/A
            Monument .................................      --      16.24           --       17.34%         --        1.30%
     2008   Total ....................................     110                     948                    1.22%
            Monument Advisor .........................      --       8.31           --      -36.42%         --         N/A
            Monument .................................      --      13.84           --      -37.23%         --        1.30%
     2007   Total ....................................     128                   1,730                    1.59%
            Monument Advisor .........................      --      13.07           --        3.48%         --         N/A
            Monument .................................      --      22.05           --        2.08%         --        1.30%
     2006   Total ....................................      50                     703                    2.40%
            Monument Advisor .........................      --      12.63           --       17.27%         --         N/A
            Monument .................................      --      21.60           --       15.82%         --        1.30%
   International Opportunities Portfolio
     2010   Total ....................................      54                     443                    0.65%
            Monument Advisor .........................      --       8.16           --       21.07%         --         N/A
     2009   Total ....................................     165                   1,110                    3.13%
            Monument Advisor .........................      --       6.74           --       47.81%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
   INTERNATIONAL OPPORTUNITIES PORTFOLIO (continued)
     2008   Total ....................................      17                  $   77                    0.85%
            Monument Advisor .........................      --     $ 4.56           --      -51.49%         --         N/A
     2007   Total ....................................       6                      59                    2.70%
            Monument Advisor .........................      --       9.40           --       -3.79%         --         N/A
            Inception November 9 .....................      --       9.77           --         N/A         N/A         N/A
MERGER FUND VL
     2010   Total ....................................     420                   4,345                    0.00%
            Monument Advisor .........................      --      10.35           --        3.71%         --         N/A
            Inception May 1 ..........................      --       9.98           --         N/A         N/A         N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index Fund
     2010   Total ....................................     140                   1,723                    3.36%
            Monument Advisor .........................      --      12.34           --        6.29%         --         N/A
     2009   Total ....................................     142                   1,644                    4.27%
            Monument Advisor .........................      --      11.61           --        5.83%         --         N/A
     2008   Total ....................................     149                   1,631                    4.89%
            Monument Advisor .........................      --      10.97           --        4.68%         --         N/A
     2007   Total ....................................      69                     727                    8.01%
            Monument Advisor .........................      --      10.48           --        4.80%         --         N/A
            Inception May 1 ..........................      --      10.00           --         N/A         N/A         N/A
   International Index Fund
     2010   Total ....................................     277                   2,251                    2.49%
            Monument Advisor .........................      --       8.11           --        7.99%         --         N/A
     2009   Total ....................................     276                   2,070                    3.00%
            Monument Advisor .........................      --       7.51           --       29.04%         --         N/A
     2008   Total ....................................     355                   2,065                    2.72%
            Monument Advisor .........................      --       5.82           --      -42.83%         --         N/A
     2007   Total ....................................     147                   1,492                    1.84%
            Monument Advisor .........................      --      10.18           --        1.70%         --         N/A
            Inception May 1 ..........................      --      10.01           --         N/A         N/A         N/A
   Mid Cap Index Fund
     2010   Total ....................................     140                   1,524                    1.41%
            Monument Advisor .........................      --      10.89           --       26.33%         --         N/A
     2009   Total ....................................     152                   1,308                    1.19%
            Monument Advisor .........................      --       8.62           --       37.04%         --         N/A
     2008   Total ....................................     150                     941                    1.77%
            Monument Advisor .........................      --       6.29           --      -36.40%         --         N/A
     2007   Total ....................................      21                     203                    1.78%
            Monument Advisor .........................      --       9.89           --       -1.40%         --         N/A
            Inception May 1 ..........................      --      10.03           --         N/A         N/A         N/A
   S&P 500 Index Fund
     2010   Total ....................................     244                   2,233                    1.81%
            Monument Advisor .........................      --       9.13           --       14.99%         --         N/A
     2009   Total ....................................     232                   1,844                    2.23%
            Monument Advisor .........................      --       7.94           --       26.23%         --         N/A
     2008   Total ....................................     522                   3,287                    2.11%
            Monument Advisor .........................      --       6.29           --      -37.16%         --         N/A
     2007   Total ....................................     317                   3,176                    1.89%
            Monument Advisor .........................      --      10.01           --       -0.20%         --         N/A
            Inception May 1 ..........................      --      10.03           --         N/A         N/A         N/A
   Small Cap Index Fund
     2010   Total ....................................     120                   1,205                    1.27%
            Monument Advisor .........................      --      10.04           --       26.77%         --         N/A
     2009   Total ....................................     108                     857                    1.06%
            Monument Advisor .........................      --       7.92           --       26.92%         --         N/A
     2008   Total ....................................     122                     763                    1.49%
            Monument Advisor .........................      --       6.24           --      -34.04%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
   Small Cap Index Fund (continued)
     2007   Total ....................................      22                 $   208                    1.86%
            Monument Advisor .........................      --     $ 9.46           --       -5.59%         --         N/A
            Inception May 1 ..........................      --      10.02           --         N/A         N/A         N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
     2010   Total ....................................      53                     872                    0.00%
            Monument Advisor .........................      --      16.44           --       29.14%         --         N/A
            Monument .................................      --      12.40           --       27.44%         --        1.30%
     2009   Total ....................................      40                     504                    0.00%
            Monument Advisor .........................      --      12.73           --       31.51%         --         N/A
            Monument .................................      --       9.73           --       29.91%         --        1.30%
     2008   Total ....................................      54                     526                    0.00%
            Monument Advisor .........................      --       9.68           --      -43.36%         --         N/A
            Monument .................................      --       7.49           --      -44.15%         --        1.30%
     2007   Total ....................................      51                     876                    0.00%
            Monument Advisor .........................      --      17.09           --       22.60%         --         N/A
            Monument .................................      --      13.41           --       20.92%         --        1.30%
     2006   Total ....................................      15                     213                    0.00%
            Monument Advisor .........................      --      13.94           --       14.64%         --         N/A
            Monument .................................      --      11.09           --       13.28%         --        1.30%
   Partners Portfolio
     2010   Total ....................................     142                   1,801                    0.58%
            Monument Advisor .........................      --      12.71           --       15.65%         --         N/A
            Monument .................................      --      12.66           --       14.16%         --        1.30%
     2009   Total ....................................     188                   2,066                    2.49%
            Monument Advisor .........................      --      10.99           --       56.11%         --         N/A
            Monument .................................      --      11.09           --       54.03%         --        1.30%
     2008   Total ....................................     200                   1,410                    0.50%
            Monument Advisor .........................      --       7.04           --      -52.40%         --         N/A
            Monument .................................      --       7.20           --      -53.00%         --        1.30%
     2007   Total ....................................     204                   3,021                    0.73%
            Monument Advisor .........................      --      14.79           --        9.39%         --         N/A
            Monument .................................      --      15.32           --        7.89%         --        1.30%
     2006   Total ....................................     119                   1,619                    1.06%
            Monument Advisor .........................      --      13.52           --       12.20%         --         N/A
            Monument .................................      --      14.20           --       10.85%         --        1.30%
   Regency Portfolio
     2010   Total ....................................      42                     563                    0.69%
            Monument Advisor .........................      --      13.44           --       26.20%         --         N/A
            Monument .................................      --      18.77           --       24.55%         --        1.30%
     2009   Total ....................................      55                     583                    1.66%
            Monument Advisor .........................      --      10.65           --       46.49%         --         N/A
            Monument .................................      --      15.07           --       44.63%         --        1.30%
     2008   Total ....................................      40                     292                    1.39%
            Monument Advisor .........................      --       7.27           --      -45.79%         --         N/A
            Monument .................................      --      10.42           --      -46.51%         --        1.30%
     2007   Total ....................................      41                     544                    0.48%
            Monument Advisor .........................      --      13.41           --        3.23%         --         N/A
            Monument .................................      --      19.48           --        1.94%         --        1.30%
     2006   Total ....................................      31                     399                    0.72%
            Monument Advisor .........................      --      12.99           --       11.22%         --         N/A
            Monument .................................      --      19.11           --        9.76%         --        1.30%
   Short Duration Bond Portfolio
     2010   Total ....................................      40                     456                    1.21%
            Monument Advisor .........................      --      11.41           --        5.26%         --         N/A
            Monument .................................      --      12.75           --        3.91%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Short Duration Bond Portfolio (continued)
     2009   Total ....................................      56                 $   607                    1.96%
            Monument Advisor .........................      --     $10.84           --       13.27%         --         N/A
            Monument .................................      --      12.27           --       11.85%         --        1.30%
     2008   Total ....................................     125                   1,196                    3.80%
            Monument Advisor .........................      --       9.57           --      -13.39%         --         N/A
            Monument .................................      --      10.97           --      -14.50%         --        1.30%
     2007   Total ....................................     189                   2,085                    3.25%
            Monument Advisor .........................      --      11.05           --        4.74%         --         N/A
            Monument .................................      --      12.83           --        3.38%         --        1.30%
     2006   Total ....................................     161                   1,700                    5.85%
            Monument Advisor .........................      --      10.55           --        4.25%         --         N/A
            Monument .................................      --      12.41           --        2.82%         --        1.30%
   Small-Cap Growth Portfolio
     2010   Total ....................................      66                     693                    0.00%
            Monument Advisor .........................      --      10.56           --       19.59%         --         N/A
            Monument .................................      --      12.40           --       18.10%         --        1.30%
     2009   Total ....................................      37                     330                    0.00%
            Monument Advisor .........................      --       8.83           --       22.81%         --         N/A
            Monument .................................      --      10.50           --       21.11%         --        1.30%
     2008   Total ....................................      69                     497                    0.00%
            Monument Advisor .........................      --       7.19           --      -39.48%         --         N/A
            Monument .................................      --       8.67           --      -40.25%         --        1.30%
     2007   Total ....................................      17                     197                    0.00%
            Monument Advisor .........................      --      11.88           --        0.51%         --         N/A
            Monument .................................      --      14.51           --       -0.75%         --        1.30%
     2006   Total ....................................      15                     174                    0.00%
            Monument Advisor .........................      --      11.82           --        5.25%         --         N/A
            Monument .................................      --      14.62           --        3.84%         --        1.30%
   Socially Responsive Portfolio
     2010   Total ....................................      58                     775                    0.04%
            Monument Advisor .........................      --      13.44           --       22.85%         --         N/A
            Monument .................................      --      13.36           --       21.23%         --        1.30%
     2009   Total ....................................      19                     211                    1.26%
            Monument Advisor .........................      --      10.94           --       31.49%         --         N/A
            Monument .................................      --      11.02           --       29.65%         --        1.30%
     2008   Total ....................................      14                     114                    1.30%
            Monument Advisor .........................      --       8.32           --      -39.45%         --         N/A
            Monument .................................      --       8.50           --      -40.18%         --        1.30%
     2007   Total ....................................      17                     231                    0.10%
            Monument Advisor .........................      --      13.74           --        7.60%         --         N/A
            Monument .................................      --      14.21           --        6.20%         --        1.30%
     2006   Total ....................................       7                      91                    0.19%
            Monument Advisor .........................      --      12.77           --       13.71%         --         N/A
            Monument .................................      --      13.38           --       12.25%         --        1.30%
NORTHERN LIGHTS VARIABLE TRUST:
   Adaptive Allocation Portfolio
     2010   Total ....................................       6                      65                    0.00%
            Monument Advisor .........................      --      10.83           --        7.76%         --         N/A
            Inception Nov 19 .........................      --      10.05           --         N/A         N/A         N/A
   Changing Parameters Portfolio
     2010   Total ....................................   1,551                  13,930                    0.38%
            Monument Advisor .........................      --       8.98           --       -2.81%         --         N/A
     2009   Total ....................................     880                   8,132                    0.00%
            Monument Advisor .........................      --       9.24           --       -6.19%         --         N/A
     2008   Total ....................................     908                   8,942                    0.47%
            Monument Advisor .........................      --       9.85           --       -2.57%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
   Changing Parameters Portfolio (continued)
     2007   Total ....................................     804                $  8,129                    0.00%
            Monument Advisor .........................      --     $10.11           --        1.10%         --         N/A
            Inception July 2 .........................      --      10.00           --         N/A         N/A         N/A
   Chariot Absolute Return All Opportunities Portfolio
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.96           --       -0.50%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   JNF Balanced Portfolio
     2010   Total ....................................      13                     219                    1.52%
            Monument Advisor .........................      --      10.34           --       11.78%         --         N/A
            Monument .................................      --       9.85           --       10.30%         --        1.30%
     2009   Total ....................................      45                     488                    2.06%
            Monument Advisor .........................      --       9.25           --       21.87%         --         N/A
            Monument .................................      --       8.93           --       20.19%         --        1.30%
     2008   Total ....................................      22                     231                    2.00%
            Monument Advisor .........................      --       7.59           --      -23.18%         --         N/A
            Monument .................................      --       7.43           --      -24.11%         --        1.30%
     2007   Total ....................................      34                     426                    1.03%
            Monument Advisor .........................      --       9.88           --       -1.50%         --         N/A
            Inception May 1 ..........................      --      10.03           --         N/A         N/A         N/A
            Monument .................................      --       9.79           --       -2.39%         --        1.30%
            Inception May 1 ..........................      --      10.03           --         N/A         N/A         N/A
   JNF Equity Portfolio
     2010   Total ....................................      82                     708                    0.86%
            Monument Advisor .........................      --       8.83           --       25.96%         --         N/A
            Monument .................................      --       8.42           --       24.37%         --        1.30%
     2009   Total ....................................      70                     482                    0.93%
            Monument Advisor .........................      --       7.01           --       35.07%         --         N/A
            Monument .................................      --       6.77           --       33.27%         --        1.30%
     2008   Total ....................................      75                     388                    0.13%
            Monument Advisor .........................      --       5.19           --      -42.65%         --         N/A
            Monument .................................      --       5.08           --      -43.37%         --        1.30%
     2007   Total ....................................     215                   1,946                    0.00%
            Monument Advisor .........................      --       9.05           --       -9.59%         --         N/A
            Inception May 1 ..........................      --      10.01           --         N/A         N/A         N/A
            Monument .................................      --       8.97           --      -10.39%         --        1.30%
            Inception May 1 ..........................      --      10.01           --         N/A         N/A         N/A
   JNF Money Market Portfolio
     2010   Total ....................................   8,602                  87,667                    0.02%
            Monument Advisor .........................      --      10.19           --        0.00%         --         N/A
     2009   Total ....................................   5,296                  53,987                    0.29%
            Monument Advisor .........................      --      10.19           --        0.20%         --         N/A
     2008   Total ....................................   8,723                  88,695                    1.66%
            Monument Advisor .........................      --      10.17           --        1.70%         --         N/A
            Inception April 30 .......................      --      10.00           --         N/A         N/A         N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     2010   Total ....................................     756                   9,925                    7.79%
            Monument Advisor .........................      --      13.14           --       13.08%         --         N/A
     2009   Total ....................................     484                   5,621                    8.22%
            Monument Advisor .........................      --      11.62           --       21.68%         --         N/A
     2008   Total ....................................     293                   2,800                    5.97%
            Monument Advisor .........................      --       9.55           --      -15.86%         --         N/A
     2007   Total ....................................     182                   2,061                   10.35%
            Monument Advisor .........................      --      11.35           --        8.30%         --         N/A
     2006   Total ....................................      25                     258                    5.88%
            Monument Advisor .........................      --      10.48           --        5.12%         --         N/A
            Inception May 1 ..........................      --       9.97           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   CommodityRealReturn Strategy Portfolio
     2010   Total ....................................     678                $ 7,951                    15.65%
            Monument Advisor .........................      --     $11.73          --        24.52%         --         N/A
     2009   Total ....................................     315                  2,968                     6.38%
            Monument Advisor .........................      --       9.42          --        41.65%         --         N/A
     2008   Total ....................................     280                  1,864                     4.44%
            Monument Advisor .........................      --       6.65          --       -43.83%         --         N/A
     2007   Total ....................................     255                  3,016                     4.84%
            Monument Advisor .........................      --      11.84          --        23.20%         --         N/A
     2006   Total ....................................     123                  1,182                     6.14%
            Monument Advisor .........................      --       9.61          --        -4.95%         --         N/A
            Inception May 1 ..........................      --      10.11          --          N/A         N/A         N/A
   Emerging Markets Bond Portfolio
     2010   Total ....................................     420                  6,027                     4.86%
            Monument Advisor .........................      --      14.33          --        12.13%         --         N/A
     2009   Total ....................................     307                  3,921                     5.84%
            Monument Advisor .........................      --      12.78          --        30.54%         --         N/A
     2008   Total ....................................     323                  3,162                     6.52%
            Monument Advisor .........................      --       9.79          --       -14.57%         --         N/A
     2007   Total ....................................     122                  1,402                     5.76%
            Monument Advisor .........................      --      11.46          --         5.82%         --         N/A
     2006   Total ....................................     214                  2,322                     3.59%
            Monument Advisor .........................      --      10.83          --         8.52%         --         N/A
            Inception May 1 ..........................      --       9.98          --          N/A         N/A         N/A
   Foreign Bond US Dollar-Hedged Portfolio
     2010   Total ....................................     238                  3,118                     1.79%
            Monument Advisor .........................      --      13.10          --         8.44%         --         N/A
     2009   Total ....................................     145                  1,745                     3.24%
            Monument Advisor .........................      --      12.08          --        15.60%         --         N/A
     2008   Total ....................................     180                  1,884                     3.11%
            Monument Advisor .........................      --      10.45          --        -2.34%         --         N/A
     2007   Total ....................................     184                  1,969                     3.41%
            Monument Advisor .........................      --      10.70          --         3.58%         --         N/A
     2006   Total ....................................      23                    243                     2.36%
            Monument Advisor .........................      --      10.33          --         3.20%         --         N/A
            Inception May 1 ..........................      --      10.01          --          N/A         N/A         N/A
   Foreign Bond US Dollar-Unhedged Portfolio
     2010   Total ....................................     106                  1,319                     1.36%
            Monument Advisor .........................      --      12.43          --         9.42%         --         N/A
     2009   Total ....................................      81                    921                     1.28%
            Monument Advisor .........................      --      11.36          --         4.12%         --         N/A
     2008   Total ....................................     181                  1,974                     0.00%
            Monument Advisor .........................      --      10.91          --         9.54%         --         N/A
            Inception November 14 ....................      --       9.96          --          N/A         N/A         N/A
   Global Bond Unhedged Portfolio
     2010   Total ....................................     151                  2,205                     2.83%
            Monument Advisor .........................      --      14.56          --        11.66%         --         N/A
     2009   Total ....................................     146                  1,907                     3.14%
            Monument Advisor .........................      --      13.04          --        16.85%         --         N/A
     2008   Total ....................................     338                  3,770                     3.27%
            Monument Advisor .........................      --      11.16          --        -0.80%         --         N/A
     2007   Total ....................................     104                  1,165                     3.25%
            Monument Advisor .........................      --      11.25          --         9.65%         --         N/A
     2006   Total ....................................      27                    282                     2.31%
            Monument Advisor .........................      --      10.26          --         2.60%         --         N/A
            Inception May 1 ..........................      --      10.00          --          N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Global Multi-Asset Portfolio
     2010   Total ....................................      15                $    158                    5.28%
            Monument Advisor .........................      --     $10.21           --        2.10%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   High Yield Portfolio
     2010   Total ....................................   2,462                  33,256                    7.11%
            Monument Advisor .........................      --      13.51           --       14.49%         --         N/A
     2009   Total ....................................   3,319                  39,169                    8.57%
            Monument Advisor .........................      --      11.80           --       40.31%         --         N/A
     2008   Total ....................................     437                   3,679                    8.02%
            Monument Advisor .........................      --       8.41           --      -23.55%         --         N/A
     2007   Total ....................................     103                   1,132                    6.92%
            Monument Advisor .........................      --      11.00           --        3.48%         --         N/A
     2006   Total ....................................     450                   4,786                    4.51%
            Monument Advisor .........................      --      10.63           --        6.41%         --         N/A
            Inception May 1 ..........................      --       9.99           --         N/A         N/A         N/A
   Long Term US Government Portfolio
     2010   Total ....................................      84                   1,151                    3.62%
            Monument Advisor .........................      --      13.66           --       11.60%         --         N/A
     2009   Total ....................................     116                   1,423                    3.76%
            Monument Advisor .........................      --      12.24           --       -4.38%         --         N/A
     2008   Total ....................................     132                   1,689                    3.73%
            Monument Advisor .........................      --      12.80           --       17.32%         --         N/A
     2007   Total ....................................      87                     952                    4.60%
            Monument Advisor .........................      --      10.91           --        9.76%         --         N/A
     2006   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.94           --       -1.09%         --         N/A
            Inception November 1 .....................      --      10.05           --         N/A         N/A         N/A
   Low Duration Portfolio
     2010   Total ....................................     867                  11,113                    1.64%
            Monument Advisor .........................      --      12.82           --        5.25%         --         N/A
     2009   Total ....................................     630                   7,676                    3.42%
            Monument Advisor .........................      --      12.18           --       13.30%         --         N/A
     2008   Total ....................................     625                   6,720                    4.16%
            Monument Advisor .........................      --      10.75           --       -0.37%         --         N/A
     2007   Total ....................................     229                   2,469                    4.74%
            Monument Advisor .........................      --      10.79           --        7.36%         --         N/A
     2006   Total ....................................       8                      80                    0.82%
            Monument Advisor .........................      --      10.05           --        0.40%         --         N/A
            Inception November 1 .....................      --      10.01           --         N/A         N/A         N/A
   Real Return Portfolio
     2010   Total ....................................   1,038                  13,860                    1.45%
            Monument Advisor .........................      --      13.36           --        8.09%         --         N/A
            Monument .................................      --      14.16           --        6.71%         --        1.30%
     2009   Total ....................................     853                  10,560                    2.88%
            Monument Advisor .........................      --      12.36           --       18.39%         --         N/A
            Monument .................................      --      13.27           --       16.81%         --        1.30%
     2008   Total ....................................     598                   6,250                    3.50%
            Monument Advisor .........................      --      10.44           --       -7.03%         --         N/A
            Monument .................................      --      11.36           --       -8.24%         --        1.30%
     2007   Total ....................................     362                   4,063                    4.66%
            Monument Advisor .........................      --      11.23           --       10.64%         --         N/A
            Monument .................................      --      12.38           --        9.27%         --        1.30%
     2006   Total ....................................     172                   1,774                    4.41%
            Monument Advisor .........................      --      10.15           --        0.69%         --         N/A
            Monument .................................      --      11.33           --       -0.61%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Short-Term Portfolio
     2010   Total ....................................     522                $  6,347                    0.84%
            Monument Advisor .........................      --     $12.17           --        2.10%         --         N/A
            Monument .................................      --      11.36           --        0.80%         --        1.30%
     2009   Total ....................................     500                   5,961                    1.96%
            Monument Advisor .........................      --      11.92           --        7.87%         --         N/A
            Monument .................................      --      11.27           --        6.42%         --        1.30%
     2008   Total ....................................     279                   3,079                    3.63%
            Monument Advisor .........................      --      11.05           --       -0.36%         --         N/A
            Monument .................................      --      10.59           --       -1.58%         --        1.30%
     2007   Total ....................................     270                   2,995                    4.69%
            Monument Advisor .........................      --      11.09           --        4.52%         --         N/A
            Monument .................................      --      10.76           --        3.16%         --        1.30%
     2006   Total ....................................     155                   1,644                    4.44%
            Monument Advisor .........................      --      10.61           --        4.22%         --         N/A
            Monument .................................      --      10.43           --        2.86%         --        1.30%
   Total Return Portfolio
     2010   Total ....................................   3,319                  49,037                    2.41%
            Monument Advisor .........................      --      14.78           --        8.12%         --         N/A
            Monument .................................      --      14.48           --        6.71%         --        1.30%
     2009   Total ....................................   2,553                  34,892                    5.19%
            Monument Advisor .........................      --      13.67           --       14.01%         --         N/A
            Monument .................................      --      13.57           --       12.52%         --        1.30%
     2008   Total ....................................   2,023                  24,243                    4.46%
            Monument Advisor .........................      --      11.99           --        4.81%         --         N/A
            Monument .................................      --      12.06           --        3.52%         --        1.30%
     2007   Total ....................................   1,669                  19,097                    4.81%
            Monument Advisor .........................      --      11.44           --        8.75%         --         N/A
            Monument .................................      --      11.65           --        7.27%         --        1.30%
     2006   Total ....................................     566                   5,969                    4.55%
            Monument Advisor .........................      --      10.52           --        3.85%         --         N/A
            Monument .................................      --      10.86           --        2.55%         --        1.30%
PIONEER VARIABLE CONTRACTS TRUST:
   Bond Portfolio
     2010   Total ....................................     365                   4,693                    4.64%
            Monument Advisor .........................      --      12.86           --        8.89%         --         N/A
     2009   Total ....................................     157                   1,859                    5.17%
            Monument Advisor .........................      --      11.81           --       17.28%         --         N/A
     2008   Total ....................................      50                     507                    5.24%
            Monument Advisor .........................      --      10.07           --       -0.79%         --         N/A
     2007   Total ....................................       3                      29                    0.64%
            Monument Advisor .........................      --      10.15           --        1.30%         --         N/A
            Inception November 9 .....................      --      10.02           --         N/A         N/A         N/A
   Cullen Value Portfolio
     2010   Total ....................................     148                   1,390                    0.58%
            Monument Advisor .........................      --       9.40           --        9.30%         --         N/A
     2009   Total ....................................     140                   1,204                    0.72%
            Monument Advisor .........................      --       8.60           --       15.75%         --         N/A
     2008   Total ....................................     250                   1,857                    1.35%
            Monument Advisor .........................      --       7.43           --      -32.58%         --         N/A
     2007   Total ....................................      73                     810                    2.42%
            Monument Advisor .........................      --      11.02           --        6.47%         --         N/A
     2006   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.35           --        4.12%         --         N/A
            Inception November 1 .....................      --       9.94           --         N/A         N/A         N/A
   Emerging Markets Portfolio
     2010   Total ....................................     287                   3,835                    0.20%
            Monument Advisor .........................      --      13.35           --       15.68%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Emerging Markets Portfolio (continued)
     2009   Total ....................................     300                $ 3,462                     0.68%
            Monument Advisor .........................      --     $11.54          --        74.06%         --         N/A
     2008   Total ....................................     198                  1,315                     0.08%
            Monument Advisor .........................      --       6.63          --       -58.33%         --         N/A
     2007   Total ....................................     102                  1,626                     0.21%
            Monument Advisor .........................      --      15.91          --        42.44%         --         N/A
     2006   Total ....................................      38                    420                     0.00%
            Monument Advisor .........................      --      11.17          --        11.25%         --         N/A
            Inception November 1 .....................      --      10.04          --          N/A         N/A         N/A
   Equity Income Portfolio
     2010   Total ....................................     209                  2,569                     2.10%
            Monument Advisor .........................      --      12.27          --        19.24%         --         N/A
            Monument .................................      --      11.88          --        17.74%         --        1.30%
     2009   Total ....................................     140                  1,442                     2.86%
            Monument Advisor .........................      --      10.29          --        13.83%         --         N/A
            Monument .................................      --      10.09          --        12.36%         --        1.30%
     2008   Total ....................................     227                  2,048                     2.63%
            Monument Advisor .........................      --       9.04          --       -30.46%         --         N/A
            Monument .................................      --       8.98          --       -31.35%         --        1.30%
     2007   Total ....................................     195                  2,537                     2.30%
            Monument Advisor .........................      --      13.00          --         0.54%         --         N/A
            Monument .................................      --      13.08          --        -0.76%         --        1.30%
     2006   Total ....................................     177                  2,287                     3.44%
            Monument Advisor .........................      --      12.93          --        22.10%         --         N/A
            Monument .................................      --      13.18          --        20.59%         --        1.30%
   Fund Portfolio
     2010   Total ....................................     103                  1,307                     1.05%
            Monument Advisor .........................      --      12.66          --        15.72%         --         N/A
            Monument .................................      --      10.58          --        14.25%         --        1.30%
     2009   Total ....................................     139                  1,518                     1.60%
            Monument Advisor .........................      --      10.94          --        24.89%         --         N/A
            Monument .................................      --       9.26          --        23.30%         --        1.30%
     2008   Total ....................................     160                  1,401                     1.47%
            Monument Advisor .........................      --       8.76          --       -34.38%         --         N/A
            Monument .................................      --       7.51          --       -35.20%         --        1.30%
     2007   Total ....................................     136                  1,818                     1.15%
            Monument Advisor .........................      --      13.35          --         4.79%         --         N/A
            Monument .................................      --      11.59          --         3.39%         --        1.30%
     2006   Total ....................................      42                    530                     1.47%
            Monument Advisor .........................      --      12.74          --        16.35%         --         N/A
            Monument .................................      --      11.21          --        14.86%         --        1.30%
   High Yield Portfolio
     2010   Total ....................................     205                  2,997                     5.37%
            Monument Advisor .........................      --      14.61          --        17.63%         --         N/A
     2009   Total ....................................     294                  3,653                     7.08%
            Monument Advisor .........................      --      12.42          --        60.05%         --         N/A
     2008   Total ....................................     134                  1,036                     6.56%
            Monument Advisor .........................      --       7.76          --       -35.60%         --         N/A
     2007   Total ....................................     725                  8,743                     5.24%
            Monument Advisor .........................      --      12.05          --         5.52%         --         N/A
     2006   Total ....................................      80                    912                     5.41%
            Monument Advisor .........................      --      11.42          --         8.25%         --         N/A
   Mid Cap Value Portfolio
     2010   Total ....................................     225                  2,857                     0.94%
            Monument Advisor .........................      --      12.70          --        17.81%         --         N/A
     2009   Total ....................................     158                  1,703                     1.19%
            Monument Advisor .........................      --      10.78          --        25.35%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Mid Cap Value Portfolio (continued)
     2008   Total ....................................     142                 $ 1,225                    1.61%
            Monument Advisor .........................      --     $ 8.60           --      -33.80%         --         N/A
     2007   Total ....................................     106                   1,372                    0.61%
            Monument Advisor .........................      --      12.99           --        5.35%         --         N/A
     2006   Total ....................................      31                     385                    0.00%
            Monument Advisor .........................      --      12.33           --       12.30%         --         N/A
   Strategic Income Portfolio
     2010   Total ....................................     559                   7,635                    5.34%
            Monument Advisor .........................      --      13.66           --       11.42%         --         N/A
     2009   Total ....................................     582                   7,132                    7.77%
            Monument Advisor .........................      --      12.26           --       29.19%         --         N/A
     2008   Total ....................................     296                   2,807                    6.60%
            Monument Advisor .........................      --       9.49           --      -11.64%         --         N/A
     2007   Total ....................................     541                   5,816                    5.16%
            Monument Advisor .........................      --      10.74           --        6.13%         --         N/A
     2006   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.12           --        1.00%         --         N/A
            Inception November 1 .....................      --      10.02           --         N/A         N/A         N/A
PROFUNDS VP
   Access VP High Yield Fund
     2010   Total ....................................     171                   1,882                    0.39%
            Monument Advisor .........................      --      11.00           --        9.89%         --         N/A
            Inception May 1 ..........................      --      10.01           --         N/A         N/A         N/A
   Asia 30 Fund
     2010   Total ....................................      81                     914                    0.00%
            Monument Advisor .........................      --      11.30           --       12.21%         --         N/A
            Inception May 1 ..........................      --      10.07           --         N/A         N/A         N/A
   Banks Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      11.09           --       11.23%         --         N/A
            Inception Nov 19 .........................      --       9.97           --         N/A         N/A         N/A
   Basic Materials Fund
     2010   Total ....................................      45                     548                    0.00%
            Monument Advisor .........................      --      12.16           --       21.60%         --         N/A
            Inception May 1 ..........................      --      10.00           --         N/A         N/A         N/A
   Bear Fund
     2010   Total ....................................       9                      84                    0.00%
            Monument Advisor .........................      --       8.93           --       -9.52%         --         N/A
            Inception May 1 ..........................      --       9.87           --         N/A         N/A         N/A
   Biotechnology Fund
     2010   Total ....................................      20                     201                    0.00%
            Monument Advisor .........................      --      10.04           --       -0.20%         --         N/A
            Inception May 1 ..........................      --      10.06           --         N/A         N/A         N/A
   Bull Fund
     2010   Total ....................................     165                   1,753                    0.00%
            Monument Advisor .........................      --      10.60           --        4.64%         --         N/A
            Inception May 1 ..........................      --      10.13           --         N/A         N/A         N/A
   Consumer Goods Fund
     2010   Total ....................................      12                     130                    0.00%
            Monument Advisor .........................      --      11.05           --        9.41%         --         N/A
            Inception May 1 ..........................      --      10.10           --         N/A         N/A         N/A
   Consumer Services Fund
     2010   Total ....................................       1                       8                    0.00%
            Monument Advisor .........................      --      10.39           --        3.38%         --         N/A
            Inception Nov 19 .........................      --      10.05           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued)
   Emerging Markets Fund
     2010   Total ....................................     106                 $ 1,173                    0.00%
            Monument Advisor .........................      --     $11.08           --       11.02%         --         N/A
            Inception May 1 ..........................      --       9.98           --         N/A         N/A         N/A
   Europe 30 Fund
     2010   Total ....................................      21                     228                    0.02%
            Monument Advisor .........................      --      10.66           --        6.81%         --         N/A
            Inception May 1 ..........................      --       9.98           --         N/A         N/A         N/A
   Falling US Dollar Fund
     2010   Total ....................................       2                      15                    0.00%
            Monument Advisor .........................      --       9.94           --       -0.90%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
   Financials Fund
     2010   Total ....................................      --                       2                    0.00%
            Monument Advisor .........................      --       9.88           --       -2.85%         --         N/A
            Inception May 1 ..........................      --      10.17           --         N/A         N/A         N/A
   Health Care Fund
     2010   Total ....................................       7                      70                    0.00%
            Monument Advisor .........................      --      10.24           --        1.79%         --         N/A
            Inception May 1 ..........................      --      10.06           --         N/A         N/A         N/A
   Industrials Fund
     2010   Total ....................................      18                     198                    0.00%
            Monument Advisor .........................      --      10.79           --        5.78%         --         N/A
            Inception May 1 ..........................      --      10.20           --         N/A         N/A         N/A
   International Fund
     2010   Total ....................................      60                     668                    0.00%
            Monument Advisor .........................      --      11.05           --        9.62%         --         N/A
            Inception May 1 ..........................      --      10.08           --         N/A         N/A         N/A
   Internet Fund
     2010   Total ....................................      13                     140                    0.00%
            Monument Advisor .........................      --      10.40           --        3.28%         --         N/A
            Inception Nov 19 .........................      --      10.07           --         N/A         N/A         N/A
   Japan Fund
     2010   Total ....................................      12                     110                    0.00%
            Monument Advisor .........................      --       9.10           --       -9.99%         --         N/A
            Inception May 1 ..........................      --      10.11           --         N/A         N/A         N/A
   Large-Cap Growth Fund
     2010   Total ....................................      40                     433                    0.00%
            Monument Advisor .........................      --      10.83           --        7.02%         --         N/A
            Inception May 1 ..........................      --      10.12           --         N/A         N/A         N/A
   Large-Cap Value Fund
     2010   Total ....................................       2                      22                    0.00%
            Monument Advisor .........................      --      10.41           --        2.66%         --         N/A
            Inception May 1 ..........................      --      10.14           --         N/A         N/A         N/A
   Mid-Cap Fund
     2010   Total ....................................       7                      82                    0.00%
            Monument Advisor .........................      --      10.96           --        7.87%         --         N/A
            Inception May 1 ..........................      --      10.16           --         N/A         N/A         N/A
   Mid-Cap Growth Fund
     2010   Total ....................................     201                   2,289                    0.00%
            Monument Advisor .........................      --      11.37           --       11.80%         --         N/A
            Inception May 1 ..........................      --      10.17           --         N/A         N/A         N/A
   Mid-Cap Value Fund
     2010   Total ....................................      --                       3                    0.00%
            Monument Advisor .........................      --      10.64           --        4.72%         --         N/A
            Inception May 1 ..........................      --      10.16           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued)
   Money Market Fund
     2010   Total ....................................      39                 $   389                    0.00%
            Monument Advisor .........................      --     $10.00           --        0.00%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   NASDAQ-100 Fund
     2010   Total ....................................     122                   1,347                    0.00%
            Monument Advisor .........................      --      11.03           --        8.67%         --         N/A
            Inception May 1 ..........................      --      10.15           --         N/A         N/A         N/A
   Oil & Gas Fund
     2010   Total ....................................      32                     359                    0.00%
            Monument Advisor .........................      --      11.28           --       11.68%         --         N/A
            Inception May 1 ..........................      --      10.10           --         N/A         N/A         N/A
   Pharmaceuticals Fund
     2010   Total ....................................      --                       3                    0.00%
            Monument Advisor .........................      --      10.26           --        1.79%         --         N/A
            Inception May 1 ..........................      --      10.08           --         N/A         N/A         N/A
   Precious Metals Fund
     2010   Total ....................................      65                     801                    0.00%
            Monument Advisor .........................      --      12.39           --       26.04%         --         N/A
            Inception May 1 ..........................      --       9.83           --         N/A         N/A         N/A
   Real Estate Fund
     2010   Total ....................................       1                      16                    1.98%
            Monument Advisor .........................      --      10.77           --        4.36%         --         N/A
            Inception May 1 ..........................      --      10.32           --         N/A         N/A         N/A
   Rising Rates Opportunity Fund
     2010   Total ....................................      49                     436                    0.00%
            Monument Advisor .........................      --       8.89           --      -11.19%         --         N/A
            Inception May 1 ..........................      --      10.01           --         N/A         N/A         N/A
   Semiconductor Fund
     2010   Total ....................................       9                      91                    0.00%
            Monument Advisor .........................      --      10.57           --        4.34%         --         N/A
            Inception Nov 19 .........................      --      10.13           --         N/A         N/A         N/A
   Short Emerging Markets
     2010   Total ....................................      38                     365                    0.00%
            Monument Advisor .........................      --       9.51           --       -5.00%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   Short International Fund
     2010   Total ....................................      --                       1                    0.00%
            Monument Advisor .........................      --       9.78           --       -2.20%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   Short Mid-Cap Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.29           --       -6.82%         --         N/A
            Inception Nov 19 .........................      --       9.97           --         N/A         N/A         N/A
   Short NASDAQ-100 Fund
     2010   Total ....................................       8                      70                    0.00%
            Monument Advisor .........................      --       8.61           --      -12.59%         --         N/A
            Inception May 1 ..........................      --       9.85           --         N/A         N/A         N/A
   Short Small-Cap Fund
     2010   Total ....................................       1                      11                    0.00%
            Monument Advisor .........................      --       8.44           --      -13.35%         --         N/A
            Inception May 1 ..........................      --       9.74           --         N/A         N/A         N/A
   Small Cap Fund
     2010   Total ....................................      35                     378                    0.00%
            Monument Advisor .........................      --      10.80           --        7.46%         --         N/A
            Inception Nov 19 .........................      --      10.05           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued)
   Small-Cap Growth Fund
     2010   Total ....................................     124                 $ 1,393                    0.00%
            Monument Advisor .........................      --     $11.22           --        9.78%         --         N/A
            Inception May 1 ..........................      --      10.22           --         N/A         N/A         N/A
   Small-Cap Value Fund
     2010   Total ....................................      15                     161                    0.00%
            Monument Advisor .........................      --      10.48           --        2.54%         --         N/A
            Inception May 1 ..........................      --      10.22           --         N/A         N/A         N/A
   Technology Fund
     2010   Total ....................................       2                      16                    0.00%
            Monument Advisor .........................      --      10.71           --        5.52%         --         N/A
            Inception May 1 ..........................      --      10.15           --         N/A         N/A         N/A
   Telecommunications Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.54           --        5.40%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   U.S. Government Plus Fund
     2010   Total ....................................       7                      79                    0.41%
            Monument Advisor .........................      --      10.61           --        6.31%         --         N/A
            Inception May 1 ..........................      --       9.98           --         N/A         N/A         N/A
   UltraBull Fund
     2010   Total ....................................       2                      26                    0.00%
            Monument Advisor .........................      --      10.91           --        6.34%         --         N/A
            Inception May 1 ..........................      --      10.26           --         N/A         N/A         N/A
   UltraMid-Cap Fund
     2010   Total ....................................       4                      45                    0.00%
            Monument Advisor .........................      --      11.79           --       14.24%         --         N/A
            Inception May 1 ..........................      --      10.32           --         N/A         N/A         N/A
   UltraNASDAQ-100 Fund
     2010   Total ....................................       1                      12                    0.00%
            Monument Advisor .........................      --      11.84           --       14.84%         --         N/A
            Inception May 1 ..........................      --      10.31           --         N/A         N/A         N/A
   UltraShort NASDAQ-100 Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.14           --       -8.51%         --         N/A
            Inception Nov 19                                --       9.99           --         N/A         N/A         N/A
   UltraSmall-Cap Fund
     2010   Total ....................................       6                      70                    0.00%
            Monument Advisor .........................      --      11.41           --        9.19%         --         N/A
            Inception May 1 ..........................      --      10.45           --         N/A         N/A         N/A
   Utilities Fund
     2010   Total ....................................       7                      69                    0.00%
            Monument Advisor .........................      --      10.59           --        4.44%         --         N/A
            Inception May 1 ..........................      --      10.14           --         N/A         N/A         N/A
PUTNAM VARIABLE TRUST CLASS IB:
   American Government Income Fund
     2010   Total ....................................      20                     201                    0.00%
            Monument Advisor .........................      --       9.86           --       -1.50%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   Diversified Income Fund
     2010   Total ....................................     304                   3,052                    0.00%
            Monument Advisor .........................      --      10.04           --        0.40%         --         N/A
            Inception Nov 19                                --      10.00           --         N/A         N/A         N/A
   Equity Income Fund
     2010   Total ....................................      16                     166                    0.00%
            Monument Advisor .........................      --      10.52           --        5.09%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST CLASS IB: (continued)
   Global Asset Allocation Fund
     2010   Total ....................................      12               $     120                    0.00%
            Monument Advisor .........................      --     $10.30           --        2.90%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   High Yield Fund
     2010   Total ....................................   1,233                  12,490                    0.00%
            Monument Advisor .........................      --      10.13           --        1.30%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   Income Fund
     2010   Total ....................................     229                   2,295                    0.00%
            Monument Advisor .........................      --      10.03           --        0.30%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   Investors Fund
     2010   Total ....................................       2                      22                    0.00%
            Monument Advisor .........................      --      10.55           --        5.18%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
   Multi-Cap Value Fund
     2010   Total ....................................       5                      57                    0.00%
            Monument Advisor .........................      --      10.72           --        6.56%         --         N/A
            Inception Nov 19 .........................      --      10.06           --         N/A         N/A         N/A
   Voyager Fund
     2010   Total ....................................       9                      97                    0.00%
            Monument Advisor .........................      --      10.58           --        5.17%         --         N/A
            Inception Nov 19 .........................      --      10.06           --         N/A         N/A         N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     2010   Total ....................................     208                   3,770                    2.00%
            Monument Advisor .........................      --      18.00           --       29.96%         --         N/A
            Monument .................................      --      25.13           --       28.28%         --        1.30%
     2009   Total ....................................     223                   3,102                    0.00%
            Monument Advisor .........................      --      13.85           --       58.11%         --         N/A
            Monument .................................      --      19.59           --       55.97%         --        1.30%
     2008   Total                                          184                   1,624                    2.48%
            Monument Advisor .........................      --       8.76           --      -43.30%         --         N/A
            Monument .................................      --      12.56           --      -43.98%         --        1.30%
     2007   Total ....................................     135                   2,121                    1.36%
            Monument Advisor .........................      --      15.45           --        3.97%         --         N/A
            Monument .................................      --      22.42           --        2.61%         --        1.30%
     2006   Total ....................................      90                   1,374                    0.29%
            Monument Advisor .........................      --      14.86           --       21.11%         --         N/A
            Monument .................................      --      21.85           --       19.53%         --        1.30%
   Small-Cap Portfolio
     2010   Total ....................................     423                   6,424                    0.12%
            Monument Advisor .........................      --      15.12           --       20.48%         --         N/A
            Monument                                        --      23.17           --       19.00%         --        1.30%
     2009   Total ....................................     351                   4,440                    0.00%
            Monument Advisor .........................      --      12.55           --       35.24%         --         N/A
            Monument                                        --      19.47           --       33.45%         --        1.30%
     2008   Total ....................................     363                   3,399                    0.80%
            Monument Advisor .........................      --       9.28           --      -27.22%         --         N/A
            Monument .................................      --      14.59           --      -28.13%         --        1.30%
     2007   Total ....................................     205                   2,671                    0.07%
            Monument Advisor                                --      12.75           --       -2.07%         --         N/A
            Monument .................................      --      20.30           --       -3.43%         --        1.30%
     2006   Total ....................................      92                   1,249                    0.09%
            Monument Advisor .........................      --      13.02           --       15.53%         --         N/A
            Monument                                        --      21.02           --       14.12%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   Banking Fund
     2010   Total ....................................     197                  $1,095                    2.02%
            Monument Advisor .........................      --     $ 5.56           --       13.01%         --         N/A
            Monument .................................      --       5.43           --       11.73%         --        1.30%
     2009   Total ....................................      63                     310                    3.29%
            Monument Advisor .........................      --       4.92           --       -3.34%         --         N/A
            Monument .................................      --       4.86           --       -4.71%         --        1.30%
     2008   Total ....................................     122                     619                    0.23%
            Monument Advisor .........................      --       5.09           --      -41.16%         --         N/A
            Monument .................................      --       5.10           --      -41.98%         --        1.30%
     2007   Total ....................................       6                      49                    3.92%
            Monument Advisor .........................      --       8.65           --      -27.13%         --         N/A
            Monument .................................      --       8.79           --      -28.01%         --        1.30%
     2006   Total ....................................      18                     211                    2.40%
            Monument Advisor .........................      --      11.87           --       11.25%         --         N/A
            Monument .................................      --      12.21           --        9.80%         --        1.30%
   Basic Materials Fund
     2010   Total ....................................     158                   3,122                    0.95%
            Monument Advisor .........................      --      19.74           --       26.70%         --         N/A
            Monument .................................      --      20.98           --       25.03%         --        1.30%
     2009   Total ....................................      84                   1,305                    0.26%
            Monument Advisor .........................      --      15.58           --       55.49%         --         N/A
            Monument .................................      --      16.78           --       53.52%         --        1.30%
     2008   Total ....................................      47                     471                    0.30%
            Monument Advisor .........................      --      10.02           --      -45.40%         --         N/A
            Monument .................................      --      10.93           --      -46.13%         --        1.30%
     2007   Total ....................................      94                   1,734                    0.19%
            Monument Advisor .........................      --      18.35           --       33.94%         --         N/A
            Monument .................................      --      20.29           --       32.27%         --        1.30%
     2006   Total ....................................      11                     155                    1.34%
            Monument Advisor .........................      --      13.70           --       22.32%         --         N/A
            Monument .................................      --      15.34           --       20.69%         --        1.30%
   Biotechnology Fund
     2010   Total ....................................      90                   1,279                    0.00%
            Monument Advisor .........................      --      14.29           --       10.69%         --         N/A
            Monument .................................      --      11.05           --        9.30%         --        1.30%
     2009   Total ....................................      44                     572                    0.00%
            Monument Advisor .........................      --      12.91           --       18.33%         --         N/A
            Monument .................................      --      10.11           --       16.74%         --        1.30%
     2008   Total ....................................      66                     721                    0.00%
            Monument Advisor .........................      --      10.91           --      -11.80%         --         N/A
            Monument .................................      --       8.66           --      -12.88%         --        1.30%
     2007   Total ....................................      16                     204                    0.00%
            Monument Advisor .........................      --      12.37           --        4.39%         --         N/A
            Monument .................................      --       9.94           --        3.01%         --        1.30%
     2006   Total ....................................       3                      34                    0.00%
            Monument Advisor .........................      --      11.85           --       -3.27%         --         N/A
            Monument .................................      --       9.65           --       -4.55%         --        1.30%
   Commodities Strategy Fund
     2010   Total ....................................     121                     775                    0.00%
            Monument Advisor .........................      --       6.39           --        8.12%         --         N/A
     2009   Total ....................................      52                     307                    4.07%
            Monument Advisor .........................      --       5.91           --       11.51%         --         N/A
     2008   Total ....................................       8                      43                    0.69%
            Monument Advisor .........................      --       5.30           --      -49.04%         --         N/A
     2007   Total ....................................      37                     390                    0.00%
            Monument Advisor .........................      --      10.40           --       31.15%         --         N/A
     2006   Total ....................................       9                      67                    0.00%
            Monument Advisor .........................      --       7.93           --      -17.91%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Consumer Products Fund
     2010   Total ....................................      73                  $1,032                    1.57%
            Monument Advisor .........................      --     $14.15           --       17.33%         --         N/A
            Monument .................................      --      13.39           --       15.83%         --        1.30%
     2009   Total ....................................      47                     570                    2.51%
            Monument Advisor .........................      --      12.06           --       19.05%         --         N/A
            Monument .................................      --      11.56           --       17.48%         --        1.30%
     2008   Total ....................................      37                     380                    0.18%
            Monument Advisor .........................      --      10.13           --      -23.37%         --         N/A
            Monument .................................      --       9.84           --      -24.37%         --        1.30%
     2007   Total ....................................      69                     915                    5.43%
            Monument Advisor .........................      --      13.22           --       11.09%         --         N/A
            Monument .................................      --      13.01           --        9.70%         --        1.30%
     2006   Total ....................................      26                     306                    1.40%
            Monument Advisor .........................      --      11.90           --       17.36%         --         N/A
            Monument .................................      --      11.86           --       15.93%         --        1.30%
   Dow 2X Strategy Fund
     2010   Total ....................................      48                     472                    0.64%
            Monument Advisor .........................      --       9.92           --       24.62%         --         N/A
            Monument .................................      --       9.05           --       22.96%         --        1.30%
     2009   Total ....................................      77                     614                    0.00%
            Monument Advisor .........................      --       7.96           --       37.01%         --         N/A
            Monument .................................      --       7.36           --       35.05%         --        1.30%
     2008   Total ....................................      42                     245                    0.00%
            Monument Advisor .........................      --       5.81           --      -61.75%         --         N/A
            Monument .................................      --       5.45           --      -62.21%         --        1.30%
     2007   Total ....................................      28                     432                    1.07%
            Monument Advisor .........................      --      15.19           --        8.19%         --         N/A
            Monument .................................      --      14.42           --        6.74%         --        1.30%
     2006   Total ....................................      25                     356                    0.81%
            Monument Advisor .........................      --      14.04           --       30.48%         --         N/A
            Monument .................................      --      13.51           --       28.91%         --        1.30%
   Electronics Fund
     2010   Total ....................................      65                     748                    0.00%
            Monument Advisor .........................      --      11.43           --        9.48%         --         N/A
            Monument .................................      --       8.21           --        8.17%         --        1.30%
     2009   Total ....................................      37                     386                    0.00%
            Monument Advisor .........................      --      10.44           --       71.99%         --         N/A
            Monument .................................      --       7.59           --       69.42%         --        1.30%
     2008   Total ....................................       7                      45                    0.00%
            Monument Advisor .........................      --       6.07           --      -50.12%         --         N/A
            Monument .................................      --       4.48           --      -50.72%         --        1.30%
     2007   Total ....................................      31                     379                    0.00%
            Monument Advisor .........................      --      12.17           --       -2.48%         --         N/A
            Monument .................................      --       9.09           --       -3.71%         --        1.30%
     2006   Total ....................................      --                       6                    0.00%
            Monument Advisor .........................      --      12.48           --        2.46%         --         N/A
            Monument .................................      --       9.44           --        1.18%         --        1.30%
   Energy Fund
     2010   Total ....................................     128                   2,179                    0.61%
            Monument Advisor .........................      --      17.00           --       19.05%         --         N/A
            Monument .................................      --      20.58           --       17.53%         --        1.30%
     2009   Total ....................................      53                     766                    0.00%
            Monument Advisor .........................      --      14.28           --       38.51%         --         N/A
            Monument .................................      --      17.51           --       36.69%         --        1.30%
     2008   Total ....................................     109                   1,127                    0.00%
            Monument Advisor .........................      --      10.31           --      -46.05%         --         N/A
            Monument .................................      --      12.81           --      -46.74%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Energy Fund (continued)
     2007   Total ....................................     118                  $2,275                    0.00%
            Monument Advisor .........................      --     $19.11           --       33.26%         --         N/A
            Monument .................................      --      24.05           --       31.49%         --        1.30%
     2006   Total ....................................      41                     593                    0.00%
            Monument Advisor .........................      --      14.34           --       11.94%         --         N/A
            Monument .................................      --      18.29           --       10.51%         --        1.30%
   Energy Services Fund
     2010   Total ....................................     168                   3,167                    0.00%
            Monument Advisor .........................      --      18.80           --       26.01%         --         N/A
            Monument .................................      --      21.91           --       24.42%         --        1.30%
     2009   Total ....................................      85                   1,270                    0.00%
            Monument Advisor .........................      --      14.92           --       62.53%         --         N/A
            Monument .................................      --      17.61           --       60.38%         --        1.30%
     2008   Total ....................................      55                     503                    0.00%
            Monument Advisor .........................      --       9.18           --      -57.62%         --         N/A
            Monument .................................      --      10.98           --      -58.16%         --        1.30%
     2007   Total ....................................     104                   2,247                    0.00%
            Monument Advisor .........................      --      21.66           --       37.09%         --         N/A
            Monument .................................      --      26.24           --       35.33%         --        1.30%
     2006   Total ....................................      18                     278                    0.00%
            Monument Advisor .........................      --      15.80           --       10.96%         --         N/A
            Monument .................................      --      19.39           --        9.55%         --        1.30%
   Europe 1.25X Strategy Fund
     2010   Total ....................................      30                     259                    3.02%
            Monument Advisor .........................      --       8.78           --      -10.77%         --         N/A
            Monument .................................      --       9.48           --      -11.90%         --        1.30%
     2009   Total ....................................      51                     506                    4.73%
            Monument Advisor .........................      --       9.84           --       35.72%         --         N/A
            Monument .................................      --      10.76           --       33.83%         --        1.30%
     2008   Total ....................................      40                     290                    0.73%
            Monument Advisor .........................      --       7.25           --      -54.86%         --         N/A
            Monument .................................      --       8.04           --      -55.43%         --        1.30%
     2007   Total ....................................      56                     902                    1.99%
            Monument Advisor .........................      --      16.06           --       13.02%         --         N/A
            Monument .................................      --      18.04           --       11.56%         --        1.30%
     2006   Total ....................................      29                     412                    2.92%
            Monument Advisor .........................      --      14.21           --       29.54%         --         N/A
            Monument .................................      --      16.17           --       27.83%         --        1.30%
   Financial Services Fund
     2010   Total ....................................     100                     757                    0.78%
            Monument Advisor .........................      --       7.59           --       14.48%         --         N/A
            Monument .................................      --       7.40           --       12.98%         --        1.30%
     2009   Total ....................................      15                     102                    0.72%
            Monument Advisor .........................      --       6.63           --       19.68%         --         N/A
            Monument .................................      --       6.55           --       18.02%         --        1.30%
     2008   Total ....................................     130                     721                    0.00%
            Monument Advisor .........................      --       5.54           --      -48.08%         --         N/A
            Monument .................................      --       5.55           --      -48.71%         --        1.30%
     2007   Total ....................................      14                     149                    2.78%
            Monument Advisor .........................      --      10.67           --      -18.80%         --         N/A
            Monument .................................      --      10.82           --      -19.85%         --        1.30%
     2006   Total ....................................       7                      96                    4.66%
            Monument Advisor .........................      --      13.14           --       16.70%         --         N/A
            Monument .................................      --      13.50           --       15.29%         --        1.30%
   Government Long Bond 1.2X Strategy Fund
     2010   Total ....................................      35                     411                    2.47%
            Monument Advisor .........................      --      11.67           --       10.09%         --         N/A
            Monument .................................      --      11.98           --        8.71%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy Fund
   (continued)
     2009   Total ....................................      55                  $  586                    2.48%
            Monument Advisor .........................      --     $10.60           --      -31.52%         --         N/A
            Monument .................................      --      11.02           --      -32.43%         --        1.30%
     2008   Total ....................................      88                   1,367                    2.66%
            Monument Advisor .........................      --      15.48           --       44.94%         --         N/A
            Monument .................................      --      16.31           --       43.07%         --        1.30%
     2007   Total ....................................      42                     445                    4.66%
            Monument Advisor .........................      --      10.68           --        9.76%         --         N/A
            Monument .................................      --      11.40           --        8.26%         --        1.30%
     2006   Total ....................................      14                     135                    5.09%
            Monument Advisor .........................      --       9.73           --       -3.18%         --         N/A
            Monument .................................      --      10.53           --       -4.36%         --        1.30%
   Health Care Fund
     2010   Total ....................................      62                     757                    0.21%
            Monument Advisor .........................      --      12.16           --        6.76%         --         N/A
            Monument .................................      --      11.48           --        5.42%         --        1.30%
     2009   Total ....................................      86                     974                    0.00%
            Monument Advisor .........................      --      11.39           --       24.62%         --         N/A
            Monument .................................      --      10.89           --       23.05%         --        1.30%
     2008   Total ....................................      73                     670                    0.00%
            Monument Advisor .........................      --       9.14           --      -24.84%         --         N/A
            Monument .................................      --       8.85           --      -25.88%         --        1.30%
     2007   Total ....................................      52                     637                    0.00%
            Monument Advisor .........................      --      12.16           --        6.02%         --         N/A
            Monument .................................      --      11.94           --        4.65%         --        1.30%
     2006   Total ....................................      14                     158                    0.00%
            Monument Advisor .........................      --      11.47           --        5.13%         --         N/A
            Monument .................................      --      11.41           --        3.82%         --        1.30%
   Internet Fund
     2010   Total ....................................     101                   1,621                    0.00%
            Monument Advisor .........................      --      16.12           --       20.84%         --         N/A
            Monument .................................      --      13.66           --       19.20%         --        1.30%
     2009   Total ....................................      42                     566                    0.00%
            Monument Advisor .........................      --      13.34           --       65.71%         --         N/A
            Monument .................................      --      11.46           --       63.71%         --        1.30%
     2008   Total ....................................       6                      51                    0.00%
            Monument Advisor .........................      --       8.05           --      -44.83%         --         N/A
            Monument .................................      --       7.00           --      -45.57%         --        1.30%
     2007   Total ....................................      33                     484                    0.00%
            Monument Advisor .........................      --      14.59           --       10.36%         --         N/A
            Monument .................................      --      12.86           --        8.98%         --        1.30%
     2006   Total ....................................       3                      45                    0.00%
            Monument Advisor .........................      --      13.22           --        9.71%         --         N/A
            Monument .................................      --      11.80           --        8.26%         --        1.30%
   Inverse Dow 2X Strategy Fund
     2010   Total ....................................     373                   1,527                    0.00%
            Monument Advisor .........................      --       4.09           --      -30.32%         --         N/A
            Monument .................................      --       3.62           --      -31.18%         --        1.30%
     2009   Total ....................................     171                   1,002                    0.00%
            Monument Advisor .........................      --       5.87           --      -44.62%         --         N/A
            Monument .................................      --       5.26           --      -45.38%         --        1.30%
     2008   Total ....................................      47                     497                    0.81%
            Monument Advisor .........................      --      10.60           --       60.85%         --         N/A
            Monument .................................      --       9.63           --       58.91%         --        1.30%
     2007   Total ....................................     159                   1,049                    3.17%
            Monument Advisor .........................      --       6.59           --       -8.98%         --         N/A
            Monument .................................      --       6.06           --      -10.22%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Dow 2X Strategy Fund (continued)
     2006   Total ....................................      16                  $  116                    2.62%
            Monument Advisor .........................      --     $ 7.24           --      -21.73%         --         N/A
            Monument .................................      --       6.75           --      -22.77%         --        1.30%
   Inverse Government Long Bond Strategy Fund
     2010   Total ....................................     120                     898                    0.00%
            Monument Advisor .........................      --       7.52           --      -12.76%         --         N/A
            Monument .................................      --       5.71           --      -13.88%         --        1.30%
     2009   Total ....................................     657                   5,665                    0.00%
            Monument Advisor .........................      --       8.62           --       19.39%         --         N/A
            Monument .................................      --       6.63           --       17.97%         --        1.30%
     2008   Total ....................................      67                     483                    0.58%
            Monument Advisor .........................      --       7.22           --      -30.17%         --         N/A
            Monument .................................      --       5.62           --      -31.13%         --        1.30%
     2007   Total ....................................       6                      57                    0.72%
            Monument Advisor .........................      --      10.34           --       -4.52%         --         N/A
            Monument .................................      --       8.16           --       -5.77%         --        1.30%
     2006   Total ....................................      15                     165                    0.68%
            Monument Advisor .........................      --      10.83           --        8.08%         --         N/A
            Monument .................................      --       8.66           --        6.65%         --        1.30%
   Inverse Mid-Cap Strategy Fund
     2010   Total ....................................       6                      30                    0.00%
            Monument Advisor .........................      --       5.39           --      -25.35%         --         N/A
            Monument .................................      --       4.55           --      -26.26%         --        1.30%
     2009   Total ....................................       2                      13                    0.00%
            Monument Advisor .........................      --       7.22           --      -35.25%         --         N/A
            Monument .................................      --       6.17           --      -36.13%         --        1.30%
     2008   Total ....................................       9                     104                    0.64%
            Monument Advisor .........................      --      11.15           --       34.34%         --         N/A
            Monument .................................      --       9.66           --       32.69%         --        1.30%
     2007   Total ....................................      14                     116                    2.83%
            Monument Advisor .........................      --       8.30           --       -1.89%         --         N/A
            Monument .................................      --       7.28           --       -3.32%         --        1.30%
     2006   Total ....................................       5                      44                   14.68%
            Monument Advisor .........................      --       8.46           --       -3.86%         --         N/A
            Monument .................................      --       7.53           --       -5.04%         --        1.30%
   Inverse NASDAQ-100(R) Strategy Fund
     2010   Total ....................................      66                     358                    0.00%
            Monument Advisor .........................      --       5.43           --      -21.30%         --         N/A
            Monument .................................      --       4.94           --      -22.33%         --        1.30%
     2009   Total ....................................      74                     509                    0.04%
            Monument Advisor .........................      --       6.90           --      -40.10%         --         N/A
            Monument .................................      --       6.36           --      -40.84%         --        1.30%
     2008   Total ....................................      14                     162                    0.53%
            Monument Advisor .........................      --      11.52           --       48.07%         --         N/A
            Monument .................................      --      10.75           --       46.06%         --        1.30%
     2007   Total ....................................      41                     322                    5.48%
            Monument Advisor .........................      --       7.78           --      -11.29%         --         N/A
            Monument .................................      --       7.36           --      -12.49%         --        1.30%
     2006   Total ....................................      37                     327                    4.88%
            Monument Advisor .........................      --       8.77           --       -1.46%         --         N/A
            Monument .................................      --       8.41           --       -2.66%         --        1.30%
   Inverse Russell 2000(R) Strategy Fund
     2010   Total ....................................      31                     155                    0.00%
            Monument Advisor .........................      --       4.91           --      -27.58%         --         N/A
            Monument .................................      --       4.26           --      -28.64%         --        1.30%
     2009   Total ....................................      78                     529                    0.00%
            Monument Advisor .........................      --       6.78           --      -32.87%         --         N/A
            Monument .................................      --       5.97           --      -33.74%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Russell 2000(R) Strategy Fund (continued)
     2008   Total ....................................      36                $   367                     0.99%
            Monument Advisor .........................      --     $10.10          --        24.69%         --         N/A
            Monument .................................      --       9.01          --        23.09%         --        1.30%
     2007   Total ....................................      39                    313                     4.37%
            Monument Advisor .........................      --       8.10          --         5.33%         --         N/A
            Monument .................................      --       7.32          --         3.98%         --        1.30%
     2006   Total ....................................      25                    194                     6.10%
            Monument Advisor .........................      --       7.69          --       -11.91%         --         N/A
            Monument .................................      --       7.04          --       -13.09%         --        1.30%
   Inverse S&P 500 Strategy Fund
     2010   Total ....................................      86                    635                     0.00%
            Monument Advisor .........................      --       7.41          --       -16.93%         --         N/A
            Monument .................................      --       5.10          --       -18.01%         --        1.30%
     2009   Total ....................................     106                    944                     0.00%
            Monument Advisor .........................      --       8.92          --       -27.60%         --         N/A
            Monument .................................      --       6.22          --       -28.51%         --        1.30%
     2008   Total ....................................      72                    893                     0.77%
            Monument Advisor .........................      --      12.32          --        39.21%         --         N/A
            Monument .................................      --       8.70          --        37.44%         --        1.30%
     2007   Total ....................................      47                    413                     4.22%
            Monument Advisor .........................      --       8.85          --         0.91%         --         N/A
            Monument .................................      --       6.33          --        -0.47%         --        1.30%
     2006   Total ....................................       3                     22                    10.22%
            Monument Advisor .........................      --       8.77          --        -7.49%         --         N/A
            Monument .................................      --       6.36          --        -8.75%         --        1.30%
   Japan 2X Strategy Fund
     2010   Total ....................................      47                    565                     0.00%
            Monument Advisor .........................      --      12.09          --        15.69%         --         N/A
            Monument .................................      --      10.29          --        14.21%         --        1.30%
     2009   Total ....................................      16                    166                     0.20%
            Monument Advisor .........................      --      10.45          --        23.67%         --         N/A
            Monument .................................      --       9.01          --        22.09%         --        1.30%
     2008   Total ....................................      32                    274                     0.74%
            Monument Advisor .........................      --       8.45          --       -32.99%         --         N/A
            Monument .................................      --       7.38          --       -33.81%         --        1.30%
     2007   Total ....................................       9                    119                    17.31%
            Monument Advisor .........................      --      12.61          --       -11.20%         --         N/A
            Monument .................................      --      11.15          --       -12.41%         --        1.30%
     2006   Total ....................................      23                    316                     7.40%
            Monument Advisor .........................      --      14.20          --         5.11%         --         N/A
            Monument .................................      --      12.73          --         3.75%         --        1.30%
   Leisure Fund
     2010   Total ....................................      31                    349                     0.22%
            Monument Advisor .........................      --      11.11          --        30.40%         --         N/A
            Monument .................................      --      11.06          --        28.60%         --        1.30%
     2009   Total ....................................       8                     66                     0.00%
            Monument Advisor .........................      --       8.52          --        36.76%         --         N/A
            Monument .................................      --       8.60          --        35.01%         --        1.30%
     2008   Total ....................................      12                     72                     0.00%
            Monument Advisor .........................      --       6.23          --       -49.10%         --         N/A
            Monument .................................      --       6.37          --       -49.76%         --        1.30%
     2007   Total ....................................       5                     64                     0.00%
            Monument Advisor .........................      --      12.24          --        -2.55%         --         N/A
            Monument .................................      --      12.68          --        -3.79%         --        1.30%
     2006   Total ....................................      38                    476                     0.00%
            Monument Advisor .........................      --      12.56          --        23.50%         --         N/A
            Monument .................................      --      13.18          --        21.92%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Mid Cap 1.5X Strategy Fund
     2010   Total ....................................     120                $ 1,593                     0.00%
            Monument Advisor .........................      --     $13.29          --        37.58%         --         N/A
            Monument .................................      --      20.44          --        35.72%         --        1.30%
     2009   Total ....................................      61                    597                     0.18%
            Monument Advisor .........................      --       9.66          --        52.37%         --         N/A
            Monument .................................      --      15.06          --        50.45%         --        1.30%
     2008   Total ....................................      72                    462                     0.00%
            Monument Advisor .........................      --       6.34          --       -54.81%         --         N/A
            Monument .................................      --      10.01          --       -55.41%         --        1.30%
     2007   Total ....................................      38                    548                     0.71%
            Monument Advisor .........................      --      14.03          --         3.54%         --         N/A
            Monument .................................      --      22.45          --         2.23%         --        1.30%
     2006   Total ....................................     136                  1,863                     0.23%
            Monument Advisor .........................      --      13.55          --        10.52%         --         N/A
            Monument .................................      --      21.96          --         9.04%         --        1.30%
   NASDAQ-100(R) Fund
     2010   Total ....................................     154                  2,313                     0.00%
            Monument Advisor .........................      --      14.98          --        18.42%         --         N/A
            Monument .................................      --      17.25          --        16.95%         --        1.30%
     2009   Total ....................................     178                  2,254                     0.00%
            Monument Advisor .........................      --      12.65          --        52.04%         --         N/A
            Monument .................................      --      14.75          --        50.05%         --        1.30%
     2008   Total ....................................      39                    329                     0.30%
            Monument Advisor .........................      --       8.32          --       -41.90%         --         N/A
            Monument .................................      --       9.83          --       -42.65%         --        1.30%
     2007   Total ....................................      60                    875                     0.04%
            Monument Advisor .........................      --      14.32          --        17.76%         --         N/A
            Monument .................................      --      17.14          --        16.28%         --        1.30%
     2006   Total ....................................       7                     91                     0.00%
            Monument Advisor .........................      --      12.16          --         5.83%         --         N/A
            Monument .................................      --      14.74          --         4.39%         --        1.30%
   NASDAQ-100(R) 2X Strategy Fund
     2010   Total ....................................     237                  3,328                     0.00%
            Monument Advisor .........................      --      14.02          --        36.91%         --         N/A
            Monument .................................      --      11.94          --        35.22%         --        1.30%
     2009   Total ....................................     310                  3,179                     0.00%
            Monument Advisor .........................      --      10.24          --       117.87%         --         N/A
            Monument .................................      --       8.83          --       114.84%         --        1.30%
     2008   Total ....................................     608                  2,857                     0.06%
            Monument Advisor .........................      --       4.70          --       -72.61%         --         N/A
            Monument .................................      --       4.11          --       -72.94%         --        1.30%
     2007   Total ....................................     172                  2,956                     0.31%
            Monument Advisor .........................      --      17.16          --        28.16%         --         N/A
            Monument .................................      --      15.19          --        26.48%         --        1.30%
     2006   Total ....................................      88                  1,179                     0.06%
            Monument Advisor .........................      --      13.39          --         4.86%         --         N/A
            Monument .................................      --      12.01          --         3.53%         --        1.30%
   Nova Fund
     2010   Total ....................................     257                  2,556                     0.21%
            Monument Advisor .........................      --       9.93          --        19.93%         --         N/A
            Monument .................................      --       9.67          --        18.36%         --        1.30%
     2009   Total ....................................     180                  1,494                     1.62%
            Monument Advisor .........................      --       8.28          --        35.52%         --         N/A
            Monument .................................      --       8.17          --        33.72%         --        1.30%
     2008   Total ....................................      49                    299                     0.20%
            Monument Advisor .........................      --       6.11          --       -54.47%         --         N/A
            Monument .................................      --       6.11          --       -55.04%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Nova Fund (continued)
     2007   Total ....................................      53                $   708                     1.00%
            Monument Advisor .........................      --     $13.42          --         1.13%         --         N/A
            Monument .................................      --      13.59          --        -0.15%         --        1.30%
     2006   Total ....................................      54                    721                     1.14%
            Monument Advisor .........................      --      13.27          --        19.33%         --         N/A
            Monument .................................      --      13.61          --        17.73%         --        1.30%
   Precious Metals Fund
     2010   Total ....................................     237                  6,327                     0.01%
            Monument Advisor .........................      --      26.74          --        38.05%         --         N/A
            Monument .................................      --      23.56          --        36.34%         --        1.30%
     2009   Total ....................................     171                  3,316                     0.00%
            Monument Advisor .........................      --      19.37          --        49.23%         --         N/A
            Monument .................................      --      17.28          --        47.31%         --        1.30%
     2008   Total ....................................     186                  2,415                     0.00%
            Monument Advisor .........................      --      12.98          --       -38.54%         --         N/A
            Monument .................................      --      11.73          --       -39.38%         --        1.30%
     2007   Total ....................................     124                  2,626                     0.00%
            Monument Advisor .........................      --      21.12          --        19.52%         --         N/A
            Monument .................................      --      19.35          --        17.99%         --        1.30%
     2006   Total ....................................      81                  1,435                     0.00%
            Monument Advisor .........................      --      17.67          --        21.44%         --         N/A
            Monument .................................      --      16.40          --        19.88%         --        1.30%
   Real Estate Fund
     2010   Total ....................................     255                  2,754                     2.48%
            Monument Advisor .........................      --      10.79          --        24.88%         --         N/A
            Monument .................................      --      12.80          --        23.31%         --        1.30%
     2009   Total ....................................      98                    850                     8.14%
            Monument Advisor .........................      --       8.64          --        25.22%         --         N/A
            Monument .................................      --      10.38          --        23.57%         --        1.30%
     2008   Total ....................................      65                    445                     0.69%
            Monument Advisor .........................      --       6.90          --       -41.62%         --         N/A
            Monument .................................      --       8.40          --       -42.39%         --        1.30%
     2007   Total ....................................      15                    182                     1.01%
            Monument Advisor .........................      --      11.82          --       -19.15%         --         N/A
            Monument .................................      --      14.58          --       -20.15%         --        1.30%
     2006   Total ....................................      26                    375                     4.34%
            Monument Advisor .........................      --      14.62          --        30.77%         --         N/A
            Monument .................................      --      18.26          --        29.05%         --        1.30%
   Retailing Fund
     2010   Total ....................................      11                    136                     0.00%
            Monument Advisor .........................      --      12.84          --        25.15%         --         N/A
            Monument .................................      --      12.12          --        23.55%         --        1.30%
     2009   Total ....................................       1                     14                     0.00%
            Monument Advisor .........................      --      10.26          --        44.10%         --         N/A
            Monument .................................      --       9.81          --        42.38%         --        1.30%
     2008   Total ....................................       7                     53                     0.00%
            Monument Advisor .........................      --       7.12          --       -32.89%         --         N/A
            Monument .................................      --       6.89          --       -33.88%         --        1.30%
     2007   Total ....................................       2                     26                     0.00%
            Monument Advisor .........................      --      10.61          --       -12.60%         --         N/A
            Monument .................................      --      10.42          --       -13.67%         --        1.30%
     2006   Total ....................................       3                     42                     0.00%
            Monument Advisor .........................      --      12.14          --        10.06%         --         N/A
            Monument .................................      --      12.07          --         8.64%         --        1.30%
   Russell 2000(R) 1.5X Strategy Fund
     2010   Total ....................................     132                  1,624                     0.00%
            Monument Advisor .........................      --      12.27          --        37.87%         --         N/A
            Monument .................................      --      18.94          --        36.06%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Russell 2000(R) 1.5X Strategy Fund (continued)
     2009   Total ....................................       8                $    79                     0.00%
            Monument Advisor .........................      --     $ 8.90          --        33.23%         --         N/A
            Monument .................................      --      13.92          --        31.57%         --        1.30%
     2008   Total ....................................      84                    564                     0.24%
            Monument Advisor .........................      --       6.68          --       -51.35%         --         N/A
            Monument .................................      --      10.58          --       -51.97%         --        1.30%
     2007   Total ....................................       8                    130                     0.24%
            Monument Advisor .........................      --      13.73          --        -6.73%         --         N/A
            Monument .................................      --      22.03          --        -7.98%         --        1.30%
     2006   Total ....................................     322                  4,770                     0.25%
            Monument Advisor .........................      --      14.72          --        20.85%         --         N/A
            Monument .................................      --      23.94          --        19.28%         --        1.30%
   Russell 2000(R) 2X Strategy Fund
     2010   Total ....................................     162                  1,003                     0.00%
            Monument Advisor .........................      --       6.19          --        48.44%         --         N/A
     2009   Total ....................................     134                    559                     0.01%
            Monument Advisor .........................      --       4.17          --        35.83%         --         N/A
     2008   Total ....................................     224                    687                     0.39%
            Monument Advisor .........................      --       3.07          --       -66.23%         --         N/A
     2007   Total ....................................      69                    624                     0.01%
            Monument Advisor .........................      --       9.09          --       -12.60%         --         N/A
     2006   Total ....................................      --                     --                     0.00%
            Monument Advisor .........................      --      10.40          --         8.11%         --         N/A
            Inception November 1 .....................      --       9.62          --          N/A         N/A         N/A
   S&P 500 2X Strategy Fund
     2010   Total ....................................     126                  1,049                     0.00%
            Monument Advisor .........................      --       8.30          --        25.38%         --         N/A
            Monument .................................      --       8.09          --        23.89%         --        1.30%
     2009   Total ....................................     808                  5,347                     1.16%
            Monument Advisor .........................      --       6.62          --        46.46%         --         N/A
            Monument .................................      --       6.53          --        44.47%         --        1.30%
     2008   Total ....................................     153                    689                     0.00%
            Monument Advisor .........................      --       4.52          --       -67.99%         --         N/A
            Monument .................................      --       4.52          --       -68.41%         --        1.30%
     2007   Total ....................................      80                  1,136                     0.91%
            Monument Advisor .........................      --      14.12          --         0.64%         --         N/A
            Monument .................................      --      14.31          --        -0.69%         --        1.30%
     2006   Total ....................................      71                    992                     2.78%
            Monument Advisor .........................      --      14.03          --        23.61%         --         N/A
            Monument .................................      --      14.41          --        22.12%         --        1.30%
   S&P 500 Pure Growth Fund
     2010   Total ....................................     191                  2,472                     0.00%
            Monument Advisor .........................      --      12.97          --        25.07%         --         N/A
            Monument .................................      --      12.10          --        23.47%         --        1.30%
     2009   Total ....................................     174                  1,804                     0.00%
            Monument Advisor .........................      --      10.37          --        47.09%         --         N/A
            Monument .................................      --       9.80          --        45.19%         --        1.30%
     2008   Total ....................................     205                  1,444                     0.00%
            Monument Advisor .........................      --       7.05          --       -39.80%         --         N/A
            Monument .................................      --       6.75          --       -40.58%         --        1.30%
     2007   Total ....................................      51                    592                     0.00%
            Monument Advisor .........................      --      11.71          --         4.93%         --         N/A
            Monument .................................      --      11.36          --         3.56%         --        1.30%
     2006   Total ....................................      20                    224                     0.00%
            Monument Advisor .........................      --      11.16          --         5.38%         --         N/A
            Monument .................................      --      10.97          --         4.08%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   S&P 500 Pure Value Fund
     2010   Total ....................................     202                $ 2,294                     0.82%
            Monument Advisor .........................      --     $11.38          --        20.30%         --         N/A
            Monument .................................      --      11.20          --        18.77%         --        1.30%
     2009   Total ....................................     207                  1,961                     1.52%
            Monument Advisor .........................      --       9.46          --        51.12%         --         N/A
            Monument .................................      --       9.43          --        49.21%         --        1.30%
     2008   Total ....................................      54                    339                     2.64%
            Monument Advisor .........................      --       6.26          --       -48.60%         --         N/A
            Monument .................................      --       6.32          --       -49.28%         --        1.30%
     2007   Total ....................................      19                    231                     0.86%
            Monument Advisor .........................      --      12.18          --        -5.36%         --         N/A
            Monument .................................      --      12.46          --        -6.60%         --        1.30%
     2006   Total ....................................      43                    553                     1.13%
            Monument Advisor .........................      --      12.87          --        17.64%         --         N/A
            Monument .................................      --      13.34          --        16.10%         --        1.30%
   S&P MidCap 400 Pure Growth Fund
     2010   Total ....................................     374                  6,481                     0.00%
            Monument Advisor .........................      --      17.32          --        32.62%         --         N/A
            Monument .................................      --      16.94          --        30.91%         --        1.30%
     2009   Total ....................................     148                  1,929                     0.00%
            Monument Advisor .........................      --      13.06          --        56.78%         --         N/A
            Monument .................................      --      12.94          --        54.78%         --        1.30%
     2008   Total ....................................      45                    377                     0.00%
            Monument Advisor .........................      --       8.33          --       -36.12%         --         N/A
            Monument .................................      --       8.36          --       -37.00%         --        1.30%
     2007   Total ....................................      89                  1,162                     0.00%
            Monument Advisor .........................      --      13.04          --         8.40%         --         N/A
            Monument .................................      --      13.27          --         7.10%         --        1.30%
     2006   Total ....................................       9                    113                     0.00%
            Monument Advisor .........................      --      12.03          --         3.17%         --         N/A
            Monument .................................      --      12.39          --         1.81%         --        1.30%
   S&P MidCap 400 Pure Value Fund
     2010   Total ....................................     111                  1,475                     0.72%
            Monument Advisor .........................      --      13.33          --        20.09%         --         N/A
            Monument .................................      --      13.29          --        18.55%         --        1.30%
     2009   Total ....................................     147                  1,630                     1.90%
            Monument Advisor .........................      --      11.10          --        55.24%         --         N/A
            Monument .................................      --      11.21          --        53.35%         --        1.30%
     2008   Total ....................................      43                    310                     0.00%
            Monument Advisor .........................      --       7.15          --       -43.61%         --         N/A
            Monument .................................      --       7.31          --       -44.37%         --        1.30%
     2007   Total ....................................      24                    308                     1.10%
            Monument Advisor .........................      --      12.68          --        -4.88%         --         N/A
            Monument .................................      --      13.14          --        -6.08%         --        1.30%
     2006   Total ....................................      48                    643                     1.24%
            Monument Advisor .........................      --      13.33          --        17.14%         --         N/A
            Monument .................................      --      13.99          --        15.52%         --        1.30%
   S&P SmallCap 600 Pure Growth Fund
     2010   Total ....................................     190                  2,568                     0.00%
            Monument Advisor .........................      --      13.52          --        25.42%         --         N/A
            Monument .................................      --      13.45          --        23.74%         --        1.30%
     2009   Total ....................................     249                  2,680                     0.00%
            Monument Advisor .........................      --      10.78          --        33.91%         --         N/A
            Monument .................................      --      10.87          --        32.24%         --        1.30%
     2008   Total ....................................     259                  2,082                     0.00%
            Monument Advisor .........................      --       8.05          --       -34.29%         --         N/A
            Monument .................................      --       8.22          --       -35.17%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                        FUND DESCRIPTION                  UNITS               NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   S&P SmallCap 600 Pure Growth Fund (continued)
     2007   Total ....................................      60               $     735                    0.00%
            Monument Advisor .........................      --     $12.25           --       -0.16%         --         N/A
            Monument .................................      --      12.68           --       -1.40%         --        1.30%
     2006   Total ....................................      22                     269                    0.00%
            Monument Advisor .........................      --      12.27           --        7.73%         --         N/A
            Monument .................................      --      12.86           --        6.37%         --        1.30%
   S&P SmallCap 600 Pure Value Fund
     2010   Total ....................................     157                   1,921                    0.00%
            Monument Advisor .........................      --      12.24           --       25.03%         --         N/A
            Monument .................................      --      12.00           --       23.46%         --        1.30%
     2009   Total ....................................     128                   1,249                    1.33%
            Monument Advisor .........................      --       9.79           --       62.35%         --         N/A
            Monument .................................      --       9.72           --       60.13%         --        1.30%
     2008   Total ....................................      99                     594                    1.29%
            Monument Advisor .........................      --       6.03           --      -43.54%         --         N/A
            Monument .................................      --       6.07           --      -44.21%         --        1.30%
     2007   Total ....................................      43                     454                    0.21%
            Monument Advisor .........................      --      10.68           --      -20.30%         --         N/A
            Monument .................................      --      10.88           --      -21.44%         --        1.30%
     2006   Total ....................................      53                     711                    0.94%
            Monument Advisor .........................      --      13.40           --       19.22%         --         N/A
            Monument .................................      --      13.85           --       17.67%         --        1.30%
   SGI All-Asset Aggressive Strategy Fund
     2010   Total ....................................      11                     124                    0.86%
            Monument Advisor .........................      --      10.95           --       12.31%         --         N/A
     2009   Total ....................................      12                     119                    0.00%
            Monument Advisor .........................      --       9.75           --       18.47%         --         N/A
     2008   Total ....................................       9                      76                    1.24%
            Monument Advisor .........................      --       8.23           --      -25.11%         --         N/A
     2007   Total ....................................       3                      29                    1.80%
            Monument Advisor .........................      --      10.99           --        6.70%         --         N/A
     2006   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.30           --        3.94%         --         N/A
            Inception November 1 .....................      --       9.91           --         N/A         N/A         N/A
   SGI All-Asset Conservative Strategy Fund
     2010   Total ....................................      24                     264                    3.47%
            Monument Advisor .........................      --      10.86           --        7.42%         --         N/A
     2009   Total ....................................      12                     118                    0.01%
            Monument Advisor .........................      --      10.11           --        5.09%         --         N/A
     2008   Total ....................................       1                       6                    0.47%
            Monument Advisor .........................      --       9.62           --      -10.84%         --         N/A
     2007   Total ....................................      19                     202                    4.96%
            Monument Advisor .........................      --      10.79           --        6.41%         --         N/A
     2006   Total ....................................      15                     148                    1.41%
            Monument Advisor .........................      --      10.14           --        1.60%         --         N/A
            Inception November 1 .....................      --       9.98           --         N/A         N/A         N/A
   SGI All-Asset Moderate Strategy Fund
     2010   Total ....................................      43                     468                    2.55%
            Monument Advisor .........................      --      10.89           --        7.82%         --         N/A
     2009   Total ....................................       5                      52                    0.00%
            Monument Advisor .........................      --      10.10           --       11.85%         --         N/A
     2008   Total ....................................       6                      51                    1.29%
            Monument Advisor .........................      --       9.03           --      -17.61%         --         N/A
     2007   Total ....................................       9                      97                    7.31%
            Monument Advisor .........................      --      10.96           --        6.51%         --         N/A
     2006   Total ....................................       4                      40                   11.21%
            Monument Advisor .........................      --      10.29           --        3.42%         --         N/A
            Inception November 1 .....................      --       9.95           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                        FUND DESCRIPTION                  UNITS               NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   SGI Alternative Strategies Allocation Fund
     2010   Total ....................................       7               $      53                    0.13%
            Monument Advisor .........................      --     $ 8.16           --       -0.61%         --         N/A
     2009   Total ....................................      13                     108                    0.00%
            Monument Advisor .........................      --       8.21           --        0.86%         --         N/A
     2008   Total ....................................      15                     121                    2.31%
            Monument Advisor .........................      --       8.14           --      -18.60%         --         N/A
            Inception May 1 ..........................      --      10.00           --         N/A         N/A         N/A
   SGI CLS AdvisorOne Amerigo Fund
     2010   Total ....................................     362                   4,783                    0.10%
            Monument Advisor .........................      --      13.23           --       15.14%         --         N/A
     2009   Total ....................................     377                   4,333                    0.60%
            Monument Advisor .........................      --      11.49           --       39.44%         --         N/A
     2008   Total ....................................     411                   3,387                    0.33%
            Monument Advisor .........................      --       8.24           --      -43.09%         --         N/A
     2007   Total ....................................     395                   5,715                    0.51%
            Monument Advisor .........................      --      14.48           --       13.75%         --         N/A
     2006   Total ....................................     164                   2,084                    0.11%
            Monument Advisor .........................      --      12.73           --       12.36%         --         N/A
   SGI CLS AdvisorOne Clermont Fund
     2010   Total ....................................     170                   1,970                    1.85%
            Monument Advisor .........................      --      11.61           --       10.99%         --         N/A
     2009   Total ....................................     193                   2,018                    2.02%
            Monument Advisor .........................      --      10.46           --       22.63%         --         N/A
     2008   Total ....................................     220                   1,873                    1.41%
            Monument Advisor .........................      --       8.53           --      -30.08%         --         N/A
     2007   Total ....................................     120                   1,460                    2.82%
            Monument Advisor .........................      --      12.20           --        6.18%         --         N/A
     2006   Total ....................................      51                     584                    3.24%
            Monument Advisor .........................      --      11.49           --        8.40%         --         N/A
   SGI CLS AdvisorOne Select Allocation Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.35           --        3.29%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A
   SGI DWA Flexible Allocation Fund
     2010   Total ....................................      22                     217                    0.00%
            Monument Advisor .........................      --      10.08           --       -1.18%         --         N/A
            Inception May 1 ..........................      --      10.20           --         N/A         N/A         N/A
   SGI DWA Sector Rotation Fund
     2010   Total ....................................      19                     187                    0.00%
            Monument Advisor .........................      --       9.86           --       -3.33%         --         N/A
            Inception May 1 ..........................      --      10.20           --         N/A         N/A         N/A
   SGI International Long Short Select Fund
     2010   Total ....................................       7                      56                    0.70%
            Monument Advisor .........................      --       8.32           --       -1.07%         --         N/A
     2009   Total ....................................      39                     329                    0.48%
            Monument Advisor .........................      --       8.41           --       29.78%         --         N/A
     2008   Total ....................................      28                     182                    0.00%
            Monument Advisor .........................      --       6.48           --      -35.39%         --         N/A
            Inception May 1 ..........................      --      10.03           --         N/A         N/A         N/A
   SGI Managed Futures Strategy Fund
     2010   Total ....................................     149                   1,331                    0.00%
            Monument Advisor .........................      --       8.91           --       -3.57%         --         N/A
     2009   Total ....................................     234                   2,162                    0.00%
            Monument Advisor .........................      --       9.24           --       -3.95%         --         N/A
     2008   Total ....................................     226                   2,171                    0.00%
            Monument Advisor .........................      --       9.62           --       -3.80%         --         N/A
            Inception November 14 ....................      --      10.00           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                        FUND DESCRIPTION                  UNITS               NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   SGI Multi-Hedge Strategies Fund
     2010   Total ....................................      75               $     681                    0.00%
            Monument Advisor .........................      --     $ 9.04           --        6.10%         --         N/A
     2009   Total ....................................     146                   1,240                    1.22%
            Monument Advisor .........................      --       8.52           --       -3.18%         --         N/A
     2008   Total ....................................     143                   1,259                    0.58%
            Monument Advisor .........................      --       8.80           --      -18.74%         --         N/A
     2007   Total ....................................     123                   1,336                    4.20%
            Monument Advisor .........................      --      10.83           --        3.84%         --         N/A
     2006   Total ....................................      33                     347                    1.78%
            Monument Advisor .........................      --      10.43           --        4.30%         --         N/A
            Inception February 3 .....................      --      10.00           --         N/A         N/A         N/A
   SGI U.S. Long Short Momentum Fund
     2010   Total ....................................      36                     492                    0.00%
            Monument Advisor .........................      --      13.68           --       11.22%         --         N/A
            Monument .................................      --      16.49           --        9.79%         --        1.30%
     2009   Total ....................................      45                     559                    0.09%
            Monument Advisor .........................      --      12.30           --       27.33%         --         N/A
            Monument .................................      --      15.02           --       25.69%         --        1.30%
     2008   Total ....................................      46                     442                    0.00%
            Monument Advisor .........................      --       9.66           --      -40.77%         --         N/A
            Monument .................................      --      11.95           --      -41.54%         --        1.30%
     2007   Total ....................................      82                   1,334                    0.00%
            Monument Advisor .........................      --      16.31           --       22.82%         --         N/A
            Monument .................................      --      20.44           --       21.16%         --        1.30%
     2006   Total ....................................      19                     266                    0.00%
            Monument Advisor .........................      --      13.28           --       11.32%         --         N/A
            Monument .................................      --      16.87           --        9.97%         --        1.30%
   Strengthening Dollar 2X Strategy Fund
     2010   Total ....................................     132                     924                    0.00%
            Monument Advisor .........................      --       7.01           --       -4.50%         --         N/A
     2009   Total ....................................      49                     358                    0.00%
            Monument Advisor .........................      --       7.34           --      -15.83%         --         N/A
     2008   Total ....................................      89                     777                    0.00%
            Monument Advisor .........................      --       8.72           --        5.44%         --         N/A
     2007   Total ....................................      34                     283                    0.00%
            Monument Advisor .........................      --       8.27           --      -10.88%         --         N/A
     2006   Total ....................................      --                      --                    1.03%
            Monument Advisor .........................      --       9.28           --      -10.60%         --         N/A
   Technology Fund
     2010   Total ....................................      71                     919                    0.00%
            Monument Advisor .........................      --      12.92           --       11.96%         --         N/A
            Monument .................................      --      11.11           --       10.66%         --        1.30%
     2009   Total ....................................      57                     654                    0.00%
            Monument Advisor .........................      --      11.54           --       55.74%         --         N/A
            Monument .................................      --      10.04           --       53.52%         --        1.30%
     2008   Total ....................................      44                     323                    0.00%
            Monument Advisor .........................      --       7.41           --      -45.43%         --         N/A
            Monument .................................      --       6.54           --      -46.13%         --        1.30%
     2007   Total ....................................      21                     278                    0.00%
            Monument Advisor .........................      --      13.58           --       10.41%         --         N/A
            Monument .................................      --      12.14           --        8.98%         --        1.30%
     2006   Total ....................................       3                      40                    0.00%
            Monument Advisor .........................      --      12.30           --        5.85%         --         N/A
            Monument .................................      --      11.14           --        4.50%         --        1.30%
   Telecommunications Fund
     2010   Total ....................................      63                     754                    4.54%
            Monument Advisor .........................      --      11.98           --       14.53%         --         N/A
            Monument .................................      --      10.66           --       13.04%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                        FUND DESCRIPTION                  UNITS               NET ASSETS               INVESTMENT
---------------------------------------------------------------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Telecommunications Fund (continued)
     2009   Total ....................................       8               $      82                    1.73%
            Monument Advisor .........................      --     $10.46           --       28.66%         --         N/A
            Monument .................................      --       9.43           --       26.92%         --        1.30%
     2008   Total ....................................      11                      89                    0.40%
            Monument Advisor .........................      --       8.13           --      -45.33%         --         N/A
            Monument .................................      --       7.43           --      -46.00%         --        1.30%
     2007   Total ....................................      25                     370                    0.30%
            Monument Advisor .........................      --      14.87           --        9.18%         --         N/A
            Monument .................................      --      13.76           --        7.75%         --        1.30%
     2006   Total ....................................       1                      10                    1.36%
            Monument Advisor .........................      --      13.62           --       19.58%         --         N/A
            Monument .................................      --      12.77           --       18.02%         --        1.30%
   Transportation Fund
     2010   Total ....................................      49                     651                    0.00%
            Monument Advisor .........................      --      13.30           --       24.07%         --         N/A
            Monument .................................      --      13.46           --       22.59%         --        1.30%
     2009   Total ....................................      13                     136                    0.60%
            Monument Advisor .........................      --      10.72           --       17.42%         --         N/A
            Monument .................................      --      10.98           --       15.82%         --        1.30%
     2008   Total ....................................      36                     328                    0.00%
            Monument Advisor .........................      --       9.13           --      -25.23%         --         N/A
            Monument .................................      --       9.48           --      -26.23%         --        1.30%
     2007   Total ....................................      10                     123                    0.00%
            Monument Advisor .........................      --      12.21           --       -8.81%         --         N/A
            Monument .................................      --      12.85           --       -9.95%         --        1.30%
     2006   Total ....................................       3                      36                    0.00%
            Monument Advisor .........................      --      13.39           --        7.38%         --         N/A
            Monument .................................      --      14.27           --        6.02%         --        1.30%
   U.S. Government Money Market Fund
     2010   Total ....................................   5,553                  61,553                    0.01%
            Monument Advisor .........................      --      11.08           --        0.00%         --         N/A
            Monument .................................      --      10.16           --       -1.26%         --        1.30%
     2009   Total ....................................   3,177                  35,208                    0.06%
            Monument Advisor .........................      --      11.08           --        0.00%         --         N/A
            Monument .................................      --      10.29           --       -1.25%         --        1.30%
     2008   Total ....................................   2,577                  28,535                    0.93%
            Monument Advisor .........................      --      11.08           --        1.19%         --         N/A
            Monument .................................      --      10.42           --       -0.19%         --        1.30%
     2007   Total ....................................   1,385                  15,160                    3.71%
            Monument Advisor .........................      --      10.95           --        3.89%         --         N/A
            Monument .................................      --      10.44           --        2.55%         --        1.30%
     2006   Total ....................................   1,342                  14,139                    3.80%
            Monument Advisor .........................      --      10.54           --        3.74%         --         N/A
            Monument .................................      --      10.18           --        2.52%         --        1.30%
   Utilities Fund
     2010   Total ....................................      98                   1,210                    3.79%
            Monument Advisor .........................      --      12.41           --        6.89%         --         N/A
            Monument .................................      --      13.80           --        5.50%         --        1.30%
     2009   Total ....................................      48                     559                    4.74%
            Monument Advisor .........................      --      11.61           --       13.82%         --         N/A
            Monument .................................      --      13.08           --       12.37%         --        1.30%
     2008   Total ....................................     144                   1,465                    0.72%
            Monument Advisor .........................      --      10.20           --      -29.56%         --         N/A
            Monument .................................      --      11.64           --      -30.51%         --        1.30%
     2007   Total ....................................      90                   1,298                    2.98%
            Monument Advisor .........................      --      14.48           --       12.86%         --         N/A
            Monument .................................      --      16.75           --       11.44%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                        FUND DESCRIPTION                  UNITS               NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Utilities Fund (continued)
     2006   Total ....................................      21               $     267                    2.82%
            Monument Advisor .........................      --     $12.83           --       20.92%         --         N/A
            Monument .................................      --      15.03           --       19.38%         --        1.30%
   Weakening Dollar 2X Strategy Fund
     2010   Total ....................................      20                     237                    0.00%
            Monument Advisor .........................      --      11.79           --       -5.60%         --         N/A
     2009   Total ....................................      34                     427                    0.04%
            Monument Advisor .........................      --      12.49           --        6.57%         --         N/A
     2008   Total ....................................      43                     505                    0.00%
            Monument Advisor .........................      --      11.72           --      -12.21%         --         N/A
     2007   Total ....................................      22                     294                   10.10%
            Monument Advisor .........................      --      13.35           --       18.14%         --         N/A
     2006   Total ....................................      24                     274                   14.87%
            Monument Advisor .........................      --      11.30           --       16.62%         --         N/A
RYDEX|SGI VARIABLE FUNDS:
   A Large Cap Core Fund
     2010   Total ....................................       1                      13                    0.00%
            Monument Advisor .........................      --      10.55           --        5.08%         --         N/A
            Inception Nov 19 .........................      --      10.04           --         N/A         N/A         N/A
   B Large Cap Value Fund
     2010   Total ....................................      --                       -                    0.00%
            Monument Advisor .........................      --      10.60           --        5.47%         --         N/A
            Inception Nov 19 .........................      --      10.05           --         N/A         N/A         N/A
   D Global Fund
     2010   Total ....................................       1                       8                    0.00%
            Monument Advisor .........................      --      10.34           --        3.19%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A
   E US Intermediate Bond Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.91           --       -1.00%         --         N/A
            Inception Nov 19 .........................      --      10.01           --         N/A         N/A         N/A
   J Mid-Cap Growth Fund
     2010   Total ....................................      --                       5                    0.00%
            Monument Advisor .........................      --      10.63           --        5.56%         --         N/A
            Inception Nov 19 .........................      --      10.07           --         N/A         N/A         N/A
   N Managed Asset Allocation Fund
     2010   Total ....................................       3                      33                    0.00%
            Monument Advisor .........................      --      10.29           --        2.69%         --         N/A
            Inception Nov 19 .........................      --      10.02           --         N/A         N/A         N/A
   O All Cap Value Fund
     2010   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.64           --        5.98%         --         N/A
            Inception Nov 19 .........................      --      10.04           --         N/A         N/A         N/A
   P High Yield Fund
     2010   Total ....................................      39                     398                    0.00%
            Monument Advisor .........................      --      10.14           --        1.40%         --         N/A
            Inception Nov 19 .........................      --      10.00           --         N/A         N/A         N/A
   Q Small Cap Value Fund
     2010   Total ....................................       5                      56                    0.00%
            Monument Advisor .........................      --      10.92           --        8.87%         --         N/A
            Inception Nov 19 .........................      --      10.03           --         N/A         N/A         N/A
   X Small Cap Growth Fund
     2010   Total ....................................       1                      10                    0.00%
            Monument Advisor .........................      --      10.94           --        8.86%         --         N/A
            Inception Nov 19 .........................      --      10.05           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                       UNITS               NET ASSETS               INVESTMENT
---------------------------------------------------------------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VARIABLE FUNDS: (continued)
   Y Large Cap Concentrated Growth Fund
     2010   Total ....................................      --                       --                   0.00%
            Monument Advisor .........................      --     $10.52            --       4.89%         --         N/A
            Inception Nov 19 .........................      --      10.03            --        N/A         N/A         N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     2010   Total ....................................      42                $     815                   0.00%
            Monument Advisor .........................      --      19.57            --      14.78%         --         N/A
            Monument .................................      --       9.16            --      13.37%         --        1.30%
     2009   Total ....................................      50                      833                   0.00%
            Monument Advisor .........................      --      17.05            --      59.35%         --         N/A
            Monument .................................      --       8.08            --      57.20%         --        1.30%
     2008   Total ....................................      38                      397                   0.00%
            Monument Advisor .........................      --      10.70            --     -36.39%         --         N/A
            Monument .................................      --       5.14            --     -37.16%         --        1.30%
     2007   Total ....................................      29                      451                   0.00%
            Monument Advisor .........................      --      16.82            --      15.13%         --         N/A
            Monument .................................      --       8.18            --      13.61%                   1.30%
     2006   Total ....................................      50                      723                   0.00%
            Monument Advisor .........................      --      14.61            --      22.06%         --         N/A
            Monument .................................      --       7.20            --      20.40%         --        1.30%
   Global Technology Portfolio
     2010   Total ....................................      41                      731                   0.00%
            Monument Advisor .........................      --      18.17            --      15.07%         --         N/A
            Monument .................................      --       7.22            --      13.52%         --        1.30%
     2009   Total ....................................      41                      633                   0.00%
            Monument Advisor .........................      --      15.79            --      62.11%         --         N/A
            Monument .................................      --       6.36            --      60.20%         --        1.30%
     2008   Total ....................................       8                       77                   0.00%
            Monument Advisor .........................      --       9.74            --     -40.39%         --         N/A
            Monument .................................      --       3.97            --     -41.19%         --        1.30%
     2007   Total ....................................      20                      307                   0.00%
            Monument Advisor .........................      --      16.34            --      15.31%         --         N/A
            Monument .................................      --       6.75            --      13.83%         --        1.30%
     2006   Total ....................................       7                       97                   0.00%
            Monument Advisor .........................      --      14.17            --      17.69%         --         N/A
            Monument .................................      --       5.93            --      16.05%         --        1.30%
   Large-Cap Value Portfolio
     2010   Total ....................................      66                      657                   0.54%
            Monument Advisor .........................      --       9.92            --      19.09%         --         N/A
     2009   Total ....................................      21                      173                   2.00%
            Monument Advisor .........................      --       8.33            --      30.36%         --         N/A
     2008   Total ....................................      16                      100                   2.76%
            Monument Advisor .........................      --       6.39            --     -37.35%         --         N/A
            Inception May 1 ..........................      --      10.20            --        N/A         N/A         N/A
   Smaller-Cap Value Portfolio
     2010   Total ....................................      14                      170                   0.00%
            Monument Advisor .........................      --      11.89            --      28.68%         --         N/A
     2009   Total ....................................      11                       98                   0.00%
            Monument Advisor .........................      --       9.24            --      35.48%         --         N/A
     2008   Total ....................................      62                      422                   0.00%
            Monument Advisor .........................      --       6.82            --     -33.14%         --         N/A
            Inception May 1 ..........................      --      10.20            --        N/A         N/A         N/A
T. ROWE PRICE EQUITY SERIES, INC:
   Blue Chip Growth Portfolio II
     2010   Total ....................................     536                    6,031                   0.00%
            Monument Advisor .........................      --      11.25            --      15.98%         --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                       UNITS               NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC: (continued)
   Blue Chip Growth Portfolio II (continued)
     2009   Total ....................................     506                $   4,907                   0.00%
            Monument Advisor .........................      --     $ 9.70            --      41.81%         --         N/A
     2008   Total ....................................     544                    3,719                   0.11%
            Monument Advisor .........................      --       6.84            --     -42.62%         --         N/A
     2007   Total ....................................     474                    5,647                   0.17%
            Monument Advisor .........................      --      11.92            --      12.45%         --         N/A
     2006   Total ....................................      80                      843                   0.43%
            Monument Advisor .........................      --      10.60            --       6.43%         --         N/A
            Inception May 1 ..........................      --       9.96            --        N/A         N/A         N/A
Equity Income Portfolio II
     2010   Total ....................................     636                    6,653                   1.74%
            Monument Advisor .........................      --      10.46            --      14.82%         --         N/A
     2009   Total ....................................     471                    4,295                   1.73%
            Monument Advisor .........................      --       9.11            --      25.14%         --         N/A
     2008   Total ....................................     560                    4,077                   2.27%
            Monument Advisor .........................      --       7.28            --     -36.25%         --         N/A
     2007   Total ....................................     364                    4,153                   1.68%
            Monument Advisor .........................      --      11.42            --       3.07%         --         N/A
     2006   Total ....................................     125                    1,381                   1.40%
            Monument Advisor .........................      --      11.08            --      10.91%         --         N/A
            Inception May 1 ..........................      --       9.99            --        N/A         N/A         N/A
   Health Sciences Portfolio II
     2010   Total ....................................      97                    1,322                   0.00%
            Monument Advisor .........................      --      13.56            --      15.31%         --         N/A
     2009   Total ....................................      90                    1,056                   0.00%
            Monument Advisor .........................      --      11.76            --      31.25%         --         N/A
     2008   Total ....................................     143                    1,280                   0.00%
            Monument Advisor .........................      --       8.96            --     -29.11%         --         N/A
     2007   Total ....................................     131                    1,659                   0.00%
            Monument Advisor .........................      --      12.64            --      17.69%         --         N/A
     2006   Total ....................................      35                      378                   0.00%
            Monument Advisor .........................      --      10.74            --       8.16%         --         N/A
            Inception May 1 ..........................      --       9.93            --        N/A         N/A         N/A
T. ROWE PRICE FIXED INCOME SERIES, INC.:
   Limited-Term Bond Portfolio II
     2010   Total ....................................     197                    2,281                   2.62%
            Monument Advisor .........................      --      11.57            --       2.84%         --         N/A
     2009   Total ....................................     206                    2,317                   3.24%
            Monument Advisor .........................      --      11.25            --       7.35%         --         N/A
     2008   Total ....................................      99                    1,039                   3.80%
            Monument Advisor .........................      --      10.48            --       1.35%         --         N/A
     2007   Total ....................................      10                      104                   2.73%
            Monument Advisor .........................      --      10.34            --       3.40%         --         N/A
            Inception May 1 ..........................      --      10.00            --        N/A         N/A         N/A
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     2010   Total ....................................     341                    4,251                   3.81%
            Monument Advisor .........................      --      12.47            --      14.09%         --         N/A
            Monument .................................      --      17.77            --      12.61%         --        1.30%
     2009   Total ....................................     386                    4,234                   0.00%
            Monument Advisor .........................      --      10.93            --      45.35%         --         N/A
            Monument .................................      --      15.78            --      43.45%         --        1.30%
     2008   Total ....................................     536                    4,045                   0.84%
            Monument Advisor .........................      --       7.52            --     -43.67%         --         N/A
            Monument .................................      --      11.00            --     -44.39%         --        1.30%
     2007   Total ....................................     572                    7,684                   2.48%
            Monument Advisor .........................      --      13.35            --      -4.85%         --         N/A
            Monument .................................      --      19.78            --      -6.03%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                       UNITS               NET ASSETS               INVESTMENT
---------------------------------------------------------------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST: (continued)
Value Portfolio (continued)
     2006   Total ....................................     246                $   3,485                   1.66%
            Monument Advisor .........................      --     $14.03            --      15.85%         --         N/A
            Monument .................................      --      21.05            --      14.28%         --        1.30%
TIMOTHY PLAN VARIABLE SERIES:
   Conservative Growth Portfolio
     2010   Total ....................................      --                       --                   0.00%
            Monument Advisor .........................      --      10.29            --       2.80%         --         N/A
            Inception Nov 19 .........................      --      10.01            --         N/A        N/A         N/A
   Strategic Growth Portfolio
     2010   Total ....................................      11                      120                   0.00%
            Monument Advisor .........................      --      10.51            --       4.89%         --         N/A
            Inception Nov 19 .........................      --      10.02            --         N/A        N/A         N/A
VAN ECK VIP INSURANCE TRUST:
   Emerging Markets Fund
     2010   Total ....................................     362                    8,608                   0.60%
            Monument Advisor .........................      --      23.77            --      26.84%         --         N/A
            Monument .................................      --      23.30            --      25.20%         --        1.30%
     2009   Total ....................................     304                    5,704                   0.05%
            Monument Advisor .........................      --      18.74            --     113.20%         --         N/A
            Monument .................................      --      18.61            --     110.52%         --        1.30%
     2008   Total ....................................      55                      484                   0.00%
            Monument Advisor .........................      --       8.79            --     -64.78%         --         N/A
            Monument .................................      --       8.84            --     -65.25%         --        1.30%
     2007   Total ....................................     141                    3,527                   0.23%
            Monument Advisor .........................      --      24.96            --      37.60%         --         N/A
            Monument .................................      --      25.44            --      35.82%         --        1.30%
     2006   Total ....................................     100                    1,813                   0.23%
            Monument Advisor .........................      --      18.14            --      39.54%         --         N/A
            Monument .................................      --      18.73            --      37.72%         --        1.30%
   Global Bond Fund
     2010   Total ....................................     102                    1,352                   4.56%
            Monument Advisor .........................      --      13.29            --       6.15%         --         N/A
            Monument .................................      --      17.14            --       4.83%         --        1.30%
     2009   Total ....................................     169                    2,111                   4.18%
            Monument Advisor .........................      --      12.52            --       6.01%         --         N/A
            Monument .................................      --      16.35            --       4.61%         --        1.30%
     2008   Total ....................................     209                    2,473                   7.74%
            Monument Advisor .........................      --      11.81            --       3.60%         --         N/A
            Monument .................................      --      15.63            --       2.29%         --        1.30%
     2007   Total ....................................     188                    2,143                   4.15%
            Monument Advisor .........................      --      11.40            --       9.72%         --         N/A
            Monument .................................      --      15.28            --       8.29%         --        1.30%
     2006   Total ....................................      82                      847                   0.99%
            Monument Advisor .........................      --      10.39            --       6.45%         --         N/A
            Monument .................................      --      14.11            --       5.06%         --        1.30%
   Global Hard Assets Fund
     2010   Total ....................................     222                    6,471                   0.36%
            Monument Advisor .........................      --      29.18            --      29.23%         --         N/A
            Monument .................................      --      38.76            --      27.54%         --        1.30%
     2009   Total ....................................     184                    4,157                   0.23%
            Monument Advisor .........................      --      22.58            --      57.57%         --         N/A
            Monument .................................      --      30.39            --      55.53%         --        1.30%
     2008   Total ....................................     159                    2,279                   0.27%
            Monument Advisor .........................      --      14.33            --     -46.13%         --         N/A
            Monument .................................      --      19.54            --     -46.83%         --        1.30%
     2007   Total ....................................     174                    4,627                   0.07%
            Monument Advisor .........................      --      26.60            --      45.36%         --         N/A
            Monument .................................      --      36.75            --      43.50%         --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP INSURANCE TRUST: (continued)
   Global Hard Assets Fund (continued)
     2006   Total ....................................     135               $   2,473                    0.05%
            Monument Advisor .........................      --     $18.30           --       24.49%         --         N/A
            Monument .................................      --      25.61           --       22.89%         --        1.30%
   Multi-Manager Alternatives Fund
     2010   Total ....................................     126                   1,494                    0.00%
            Monument Advisor .........................      --      11.82           --        4.97%         --         N/A
            Monument .................................      --      10.64           --        3.60%         --        1.30%
     2009   Total ....................................     136                   1,528                    0.16%
            Monument Advisor .........................      --      11.26           --       13.85%         --         N/A
            Monument .................................      --      10.27           --       12.36%         --        1.30%
     2008   Total ....................................      53                     528                    0.08%
            Monument Advisor .........................      --       9.89           --      -13.09%         --         N/A
            Monument .................................      --       9.14           --      -14.18%         --        1.30%
     2007   Total ....................................      28                     318                    0.77%
            Monument Advisor .........................      --      11.38           --        4.12%         --         N/A
            Monument .................................      --      10.65           --        2.70%         --        1.30%
     2006   Total ....................................      45                     493                    0.00%
            Monument Advisor .........................      --      10.93           --        8.65%         --         N/A
            Monument .................................      --      10.37           --        7.24%         --        1.30%
VANGUARD VARIABLE INSURANCE FUND:
   Balanced Portfolio
     2010   Total ....................................      85                     912                    1.68%
            Monument Advisor .........................      --      10.71           --       10.98%         --         N/A
     2009   Total ....................................      16                     156                    4.51%
            Monument Advisor .........................      --       9.65           --       22.93%         --         N/A
     2008   Total ....................................      12                      94                    0.00%
            Monument Advisor .........................      --       7.85           --      -22.35%         --         N/A
            Inception May 1 ..........................      --      10.11           --         N/A         N/A         N/A
   Capital Growth Portfolio
     2010   Total ....................................      65                     695                    0.90%
            Monument Advisor .........................      --      10.70           --       13.11%         --         N/A
     2009   Total ....................................      47                     448                    1.01%
            Monument Advisor .........................      --       9.46           --       34.38%         --         N/A
     2008   Total ....................................      68                     479                    0.00%
            Monument Advisor .........................      --       7.04           --      -30.84%         --         N/A
            Inception May 1 ..........................      --      10.18           --         N/A         N/A         N/A
   Diversified Value Portfolio
     2010   Total ....................................      95                     907                    2.11%
            Monument Advisor .........................      --       9.56           --        9.38%         --         N/A
     2009   Total ....................................      56                     488                    3.88%
            Monument Advisor .........................      --       8.74           --       26.85%         --         N/A
     2008   Total ....................................      46                     319                    0.00%
            Monument Advisor .........................      --       6.89           --      -32.38%         --         N/A
            Inception May 1 ..........................      --      10.19           --         N/A         N/A         N/A
   Equity Income Portfolio
     2010   Total ....................................      21                     241                    0.00%
            Monument Advisor .........................      --      11.70           --       14.71%         --         N/A
     2009   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.20           --        2.20%         --         N/A
            Inception Nov 20 .........................      --       9.98           --         N/A         N/A         N/A
   Equity Index Portfolio
     2010   Total ....................................     309                   2,980                    2.00%
            Monument Advisor .........................      --       9.65           --       14.88%         --         N/A
     2009   Total ....................................     276                   2,319                    2.28%
            Monument Advisor .........................      --       8.40           --       26.51%         --         N/A
     2008   Total ....................................     329                   2,188                    0.00%
            Monument Advisor .........................      --       6.64           --      -34.71%         --         N/A
            Inception May 1 ..........................      --      10.17           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
---------------------------------------------------------------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
   Growth Portfolio
     2010   Total ....................................      51               $     585                    0.70%
            Monument Advisor .........................      --     $11.41           --       11.75%         --         N/A
     2009   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.21           --        2.61%         --         N/A
            Inception Nov 20 .........................      --       9.95           --         N/A         N/A         N/A
   High Yield Bond Portfolio
     2010   Total ....................................      42                     486                    9.47%
            Monument Advisor .........................      --      11.54           --       12.15%         --         N/A
     2009   Total ....................................      17                     171                    0.00%
            Monument Advisor .........................      --      10.29           --        2.90%         --         N/A
            Inception Nov 20 .........................      --      10.00           --         N/A         N/A         N/A
   International Portfolio
     2010   Total ....................................     198                   1,864                    1.64%
            Monument Advisor .........................      --       9.41           --       15.60%         --         N/A
     2009   Total ....................................     162                   1,318                    2.83%
            Monument Advisor .........................      --       8.14           --       42.81%         --         N/A
     2008   Total ....................................     103                     588                    0.00%
            Monument Advisor .........................      --       5.70           --      -43.56%         --         N/A
            Inception May 1 ..........................      --      10.10           --         N/A         N/A         N/A
   Mid-Cap Index Portfolio
     2010   Total ....................................      51                     682                    0.51%
            Monument Advisor .........................      --      13.28           --       25.40%         --         N/A
     2009   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --      10.59           --        6.43%         --         N/A
            Inception Nov 20 .........................      --       9.95           --         N/A         N/A         N/A
   REIT Index Portfolio
     2010   Total ....................................     164                   2,268                    1.95%
            Monument Advisor .........................      --      13.79           --       28.28%         --         N/A
     2009   Total ....................................      25                     269                    0.00%
            Monument Advisor .........................      --      10.75           --        8.04%         --         N/A
            Inception Nov 20 .........................      --       9.95           --         N/A         N/A         N/A
   Short-Term Investment Grade Portfolio
     2010   Total ....................................     680                   7,781                    2.61%
            Monument Advisor .........................      --      11.44           --        5.24%         --         N/A
     2009   Total ....................................     428                   4,648                    4.09%
            Monument Advisor .........................      --      10.87           --       13.82%         --         N/A
     2008   Total ....................................     212                   2,024                    0.00%
            Monument Advisor .........................      --       9.55           --       -4.50%         --         N/A
            Inception May 1 ..........................      --      10.00           --         N/A         N/A         N/A
   Small Company Growth Portfolio
     2010   Total ....................................      82                   1,032                    0.35%
            Monument Advisor .........................      --      12.64           --       31.80%         --         N/A
     2009   Total ....................................      61                     583                    0.61%
            Monument Advisor .........................      --       9.59           --       39.39%         --         N/A
     2008   Total ....................................       9                      64                    0.00%
            Monument Advisor .........................      --       6.88           --      -32.35%         --         N/A
            Inception May 1 ..........................      --      10.17           --         N/A         N/A         N/A
   Total Bond Market Index Portfolio
     2010   Total ....................................     531                   6,184                    3.14%
            Monument Advisor .........................      --      11.65           --        6.49%         --         N/A
     2009   Total ....................................     334                   3,650                    3.98%
            Monument Advisor .........................      --      10.94           --        5.91%         --         N/A
     2008   Total ....................................     199                   2,057                    0.00%
            Monument Advisor .........................      --      10.33           --        3.09%         --         N/A
            Inception May 1 ..........................      --      10.02           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=============================================================================================================================
                                                         AS OF DECEMBER 31 (UNLESS NOTED)
                                                         --------------------------------
                   FUND DESCRIPTION                      UNITS                NET ASSETS               INVESTMENT
------------------------------------------------------   ------     UNIT     ------------   TOTAL        INCOME      EXPENSE
     YEAR   PRODUCT                                      (000s)     VALUE       (000s)      RETURN        RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
   Total Stock Market Index Portfolio
     2010   Total ....................................     325               $   3,222                    1.55%
            Monument Advisor .........................      --     $ 9.91           --       17.14%         --         N/A
     2009   Total ....................................     180                   1,523                    2.01%
            Monument Advisor .........................      --       8.46           --       28.18%         --         N/A
     2008   Total ....................................     135                     891                    0.00%
            Monument Advisor .........................      --       6.60           --      -35.10%         --         N/A
            Inception May 1 ..........................      --      10.17           --         N/A         N/A         N/A
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
     2010   Total ....................................      86                   1,537                    0.00%
            Monument Advisor .........................      --      18.34           --       35.55%         --         N/A
            Monument .................................      --      15.80           --       33.78%         --       1.30%
     2009   Total ....................................      37                     478                    0.00%
            Monument Advisor .........................      --      13.53           --       40.21%         --         N/A
            Monument .................................      --      11.81           --       38.45%         --       1.30%
     2008   Total ....................................      34                     311                    0.00%
            Monument Advisor .........................      --       9.65           --      -44.35%         --         N/A
            Monument .................................      --       8.53           --      -45.07%         --       1.30%
     2007   Total ....................................      59                     985                    0.00%
            Monument Advisor .........................      --      17.34           --       22.37%         --         N/A
            Monument .................................      --      15.53           --       20.76%         --       1.30%
     2006   Total ....................................      49                     677                    0.00%
            Monument Advisor .........................      --      14.17           --       14.64%         --         N/A
            Monument .................................      --      12.86           --       13.20%         --       1.30%
   Opportunity Fund
     2010   Total ....................................      17                     250                    1.23%
            Monument Advisor .........................      --      15.00           --       23.76%         --         N/A
            Monument .................................      --      18.95           --       22.10%         --       1.30%
     2009   Total ....................................      38                     464                    0.00%
            Monument Advisor .........................      --      12.12           --       47.80%         --         N/A
            Monument .................................      --      15.52           --       45.86%         --       1.30%
     2008   Total ....................................      26                     225                    2.30%
            Monument Advisor .........................      --       8.20           --      -40.15%         --         N/A
            Monument .................................      --      10.64           --      -40.89%         --       1.30%
     2007   Total ....................................      24                     345                    0.67%
            Monument Advisor .........................      --      13.70           --        6.70%         --         N/A
            Monument .................................      --      18.00           --        5.26%         --       1.30%
     2006   Total ....................................      21                     294                    0.00%
            Monument Advisor .........................      --      12.84           --       12.14%         --         N/A
            Monument .................................      --      17.10           --       10.75%         --       1.30%
   Small Cap Value Fund
     2010   Total ....................................      16                     160                    0.82%
            Monument Advisor .........................      --       9.83           --       17.30%         --         N/A
     2009   Total ....................................      90                     752                    0.19%
            Monument Advisor .........................      --       8.38           --       60.23%         --         N/A
     2008   Total ....................................       1                       3                    0.00%
            Monument Advisor .........................      --       5.23           --      -44.60%         --         N/A
     2007   Total ....................................      --                      --                    0.00%
            Monument Advisor .........................      --       9.44           --       -3.87%         --         N/A
            Inception November 9 .....................      --       9.82           --         N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

(7) UNIT PROGRESSION

    The change in units outstanding for the year ended December 31, 2010 was as follows:

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation ...................................               113,129.4        98,347.2        (98,391.7)     113,084.9
   Large Cap Growth .......................................                94,362.5        21,138.4        (42,711.7)      72,789.2
   Mid Cap Growth .........................................               100,492.6        30,693.9        (39,567.3)      91,619.2
   Small Cap Growth .......................................                23,918.0           461.4         (6,085.5)      18,293.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ......................................                44,573.0        14,662.5        (17,192.9)      42,042.6
   International Growth ...................................                46,033.8        33,104.6        (14,909.1)      64,229.3
   International Value ....................................                34,425.9        27,637.9         (7,904.4)      54,159.4
   Small Cap Growth .......................................                 4,045.0        52,099.6         (9,126.8)      47,017.8
   Small-Mid Cap Value ....................................               117,128.4       219,935.3       (129,250.9)     207,812.8
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity ..............................                33,812.3       135,085.5        (47,275.1)     121,622.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................               100,563.6        43,516.9        (66,034.2)      78,046.3
   Income & Growth ........................................                54,522.7        55,496.8        (42,293.2)      67,726.3
   Inflation Protection ...................................               246,355.7       211,575.6       (124,263.1)     333,668.2
   International ..........................................                49,701.2        33,240.7        (19,079.3)      63,862.6
   Large Company Value ....................................                16,735.8        20,151.6        (24,070.3)      12,817.1
   Mid Cap Value ..........................................                      --        51,829.4         (5,026.9)      46,802.5
   Ultra ..................................................                 2,493.2        27,794.1        (16,059.5)      14,227.8
   Value ..................................................               150,814.3       128,382.9        (98,277.4)     180,919.8
   Vista ..................................................                 4,355.3        96,846.4         (4,763.8)      96,437.9
CREDIT SUISSE TRUST:
   Commodity Return Strategy ..............................                45,303.6        40,763.2        (41,531.1)      44,535.7
DFA INVESTMENT DIMENSIONS GROUP, INC.:
   VA Global Bond .........................................        s             --       261,340.5           (240.2)     261,100.3
   VA International Small .................................        s             --       106,591.3        (20,540.6)      86,050.7
   VA International Value .................................        s             --        64,394.6           (167.7)      64,226.9
   VA Short-Term Fixed ....................................        s             --        58,106.6           (124.0)      57,982.6
   VA U.S. Large Value ....................................        s             --        93,733.8         (5,477.6)      88,256.2
   VA U.S. Targeted Value .................................        s             --        43,825.8         (5,292.4)      38,533.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................               297,356.1     5,695,116.8     (5,978,959.6)      13,513.3
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................               104,296.9        44,233.7        (50,663.7)      97,866.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................                10,187.2              --         (6,325.0)       3,862.2
DREYFUS STOCK INDEX FUND: .................................               614,304.8       388,537.2       (210,139.9)     792,702.1
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................               260,880.4       137,269.9       (103,034.1)     295,116.2
EATON VANCE VARIABLE TRUST:
   Floating-Rate Income ...................................        a             --       284,914.5         (3,828.2)     281,086.3
   Large-Cap Value ........................................        a             --        26,511.4            (71.0)      26,440.4
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................                38,389.9        22,550.8        (27,148.7)      33,792.0
   High Income Bond II ....................................               604,406.8       777,343.2     (1,207,705.5)     174,044.5
   International Equity II ................................        b       91,083.7           451.8        (91,535.5)            --
   Kaufmann II ............................................                68,052.1        39,993.2        (58,983.4)      49,061.9
   Market Opportunity II ..................................        b       52,975.1             0.2        (52,975.3)            --
FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS II:
   Balanced ...............................................        t             --         3,661.1             (1.2)       3,659.9
   Contrafund .............................................        t             --        37,463.9            (10.8)      37,453.1
   Disciplined Small Cap ..................................        t             --         7,785.0             (0.5)       7,784.5
   Growth .................................................        t             --        25,864.9             (6.5)      25,858.4
   High Income ............................................        t             --       295,913.2           (539.6)     295,373.6
   International Capital Appreciation .....................        t             --         6,344.9             (0.5)       6,344.4
   Mid Cap ................................................        t             --        28,063.2             (2.7)      28,060.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS II: (continued)
   Overseas ...............................................        t             --        10,276.4             (0.7)      10,275.7
   Real Estate ............................................        t             --        26,230.0             (2.2)      26,227.8
   Strategic Income .......................................        t             --        17,640.6             (3.0)      17,637.6
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
 IBBOTSON ETF ASSET ALLOCATION SERIES:
   Aggressive Growth ......................................                 2,535.6         2,862.1         (2,142.4)       3,255.3
   Balanced ...............................................                89,256.9       168,445.9        (15,837.0)     241,865.8
   Conservative ...........................................               143,692.6        64,327.6        (51,845.7)     156,174.5
   Growth .................................................                36,515.9        50,170.4        (11,928.6)      74,757.7
   Income & Growth ........................................                26,234.8       244,471.6       (209,377.2)      61,329.2
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable ......................................               237,819.0       306,225.8       (158,606.1)     385,438.7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Global Real Estate Securities II ..............                47,633.0        80,786.0        (73,793.3)      54,625.7
   High Income Securities II ..............................               726,040.7       360,907.2       (997,290.2)      89,657.7
   Income Securities II ...................................               627,682.8     1,703,971.4     (1,877,489.6)     454,164.6
   Mutual Shares Securities II ............................                71,005.8        77,203.0        (31,578.0)     116,630.8
   Strategic Income Securities II .........................               134,911.2       264,030.9       (183,011.9)     215,930.2
   Templeton Global Bond Securities II ....................               249,841.9       631,854.2       (337,893.3)     543,802.8
   U.S. Government II .....................................               122,475.6       565,341.6       (535,791.5)     152,025.7
INVESCO VARIABLE INSURANCE FUNDS: .........................        c
   Basic Value ............................................                65,435.8        40,997.9       (106,051.9)         381.8
   Capital Development ....................................                16,944.3        79,578.0        (89,141.0)       7,381.3
   Core Equity ............................................               112,292.8        31,698.1       (104,855.2)      39,135.7
   Financial Services .....................................                39,972.5        26,644.0        (61,539.7)       5,076.8
   Global Health Care .....................................                14,364.0        20,327.2        (11,964.3)      22,726.9
   Global Real Estate .....................................               289,840.6       406,603.3       (530,485.7)     165,958.2
   Government Securities ..................................                76,586.9       211,529.7       (241,418.0)      46,698.6
   High Yield .............................................               662,613.0     1,155,855.3     (1,412,868.4)     405,599.9
   International Growth ...................................               103,511.4       431,280.7       (298,279.5)     236,512.6
   Mid Cap Core Equity ....................................                50,277.2        27,960.5        (35,697.9)      42,539.8
   Technology .............................................                28,576.0         5,128.6        (25,280.4)       8,424.2
   Van Kampen Equity and income ...........................        t             --         3,311.3             (0.4)       3,310.9
   Van Kampen Growth and income ...........................        t             --           360.4               --          360.4
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
   Asset Strategy .........................................                94,037.0       458,176.3        (87,375.6)     464,837.7
   Balanced ...............................................                      --        38,031.9        (16,174.6)      21,857.3
   Bond ...................................................                      --        56,647.8         (4,705.6)      51,942.2
   Dividend Opportunities .................................                      --        25,411.8         (8,543.6)      16,868.2
   Energy .................................................                10,598.5        43,032.8        (27,113.1)      26,518.2
   Global Natural Resources ...............................        t             --         4,666.5               --        4,666.5
   Growth .................................................                      --        10,108.3         (5,420.3)       4,688.0
   High Income ............................................                10,638.7        29,598.1         (5,114.0)      35,122.8
   Mid Cap Growth .........................................                 2,021.0        75,513.5         (8,142.7)      69,391.8
   Science and Technology .................................                 1,363.4        29,716.1         (6,084.8)      24,994.7
   Value ..................................................                      --        58,511.0         (8,243.5)      50,267.5
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced ...............................................               275,815.1       303,678.9        (45,036.4)     534,457.6
   Enterprise .............................................               205,778.9        40,561.8        (64,925.0)     181,415.7
   Forty ..................................................               141,267.0        94,375.8        (68,137.4)     167,505.4
   Global Life Sciences ...................................        d       19,012.3              --        (19,012.3)            --
   Growth and Income ......................................        d      136,665.5              --       (136,665.5)            --
   Janus ..................................................               119,269.5        44,379.5        (69,263.6)      94,385.4
   Overseas ...............................................               626,212.6       304,389.9       (346,068.0)     584,534.5
   Perkins Mid Cap Value ..................................               369,200.1       262,996.7       (192,789.3)     439,407.5
   Worldwide ..............................................               104,986.1        14,285.7        (88,970.3)      30,301.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service .....................        d        8,412.9              --         (8,412.9)            --
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ................................               364,108.5       420,252.7       (386,709.3)     397,651.9
   International Equity ...................................               152,324.6        62,724.5       (118,893.7)      96,155.4
   US Small-Mid Cap Equity ................................                70,735.7       125,106.9       (136,739.3)      59,103.3
   US Strategic Equity ....................................                 4,704.7         5,290.0            (34.2)       9,960.5
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth ..........................               107,849.9        98,790.1       (118,224.5)      88,415.5
   ClearBridge Equity Income Builder ......................                31,845.8         8,394.0         (6,761.2)      33,478.6
   ClearBridge Fundamental All Cap Value ..................        e       10,963.1        15,590.7         (6,670.8)      19,883.0
   ClearBridge Large Cap Growth ...........................                41,827.4         4,522.8        (24,364.5)      21,985.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................             1,770,134.4     2,076,065.8     (3,755,089.2)      91,111.0
   Western Asset Strategic Bond ...........................                38,172.7       114,446.9        (76,381.5)      76,238.1
LORD ABBETT SERIES FUND:
   Bond Debenture .........................................                78,820.3       637,624.2       (510,477.3)     205,967.2
   Capital Structure ......................................        f       22,066.8        11,270.1         (5,675.9)      27,661.0
   Classic Stock ..........................................        g        9,542.5        15,929.8         (5,457.9)      20,014.4
   Growth and Income ......................................               104,446.5        21,510.0        (25,629.1)     100,327.4
   International Opportunities ............................        h      164,802.0       119,554.0       (230,078.5)      54,277.5
MERGER FUND VL:
   Merger Fund VL .........................................        a             --       860,997.2       (440,976.9)     420,020.3
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index .............................................               141,645.9        25,454.6        (27,438.0)     139,662.5
   International Index ....................................               275,679.5       129,998.6       (128,209.8)     277,468.3
   Mid Cap Index ..........................................               151,768.6        37,551.6        (49,421.6)     139,898.6
   S&P 500 Index ..........................................               232,221.6       202,385.6       (190,121.4)     244,485.8
   Small Cap Index ........................................               108,165.0       174,612.0       (162,701.3)     120,075.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth .........................................                39,579.3       165,400.6       (151,947.2)      53,032.7
   Partners ...............................................               188,090.0        72,664.7       (119,006.7)     141,748.0
   Regency ................................................                54,762.4       126,109.5       (138,987.5)      41,884.4
   Short Duration Bond ....................................                55,960.1       900,064.2       (916,089.1)      39,935.2
   Small-Cap Growth .......................................                37,358.9        63,124.6        (34,884.8)      65,598.7
   Socially Responsive ....................................                19,307.2        62,744.4        (24,387.5)      57,664.1
NORTHERN LIGHTS VARIABLE TRUST:
   Adaptive Allocation ....................................        t             --         6,005.4             (2.1)       6,003.3
   Changing Parameters ....................................               879,907.0       735,574.5        (64,500.9)   1,550,980.6
   Chariot Absolute Return All Opportunities ..............        t             --            33.7             (0.2)          33.5
   JNF Balanced ...........................................                44,634.9        73,681.2       (104,984.2)      13,331.9
   JNF Equity .............................................                69,697.9        24,292.7        (12,426.1)      81,564.5
   JNF Loomis Sayles Bond .................................        i      752,871.1             0.2       (752,871.3)            --
   JNF Money Market .......................................             5,296,446.3    57,804,688.4    (54,499,492.0)   8,601,642.7
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................               483,872.4     1,221,107.0       (949,446.6)     755,532.8
   CommodityRealReturn Strategy ...........................               315,113.4     1,032,346.6       (669,445.5)     678,014.5
   Emerging Markets Bond ..................................               306,840.3     2,338,782.8     (2,225,126.2)     420,496.9
   Foreign Bond US Dollar-Hedged ..........................               144,509.6     1,452,972.6     (1,359,498.6)     237,983.6
   Foreign Bond US Dollar-Unhedged ........................                81,061.9       558,331.8       (533,311.4)     106,082.3
   Global Bond Unhedged ...................................               146,237.6       556,222.0       (550,979.6)     151,480.0
   Global Multi-Asset Adm .................................        t             --        15,463.3             (0.7)      15,462.6
   High Yield .............................................             3,318,507.0    11,743,009.7    (12,599,997.2)   2,461,519.5
   Long Term US Government ................................               116,292.2       217,990.4       (249,980.4)      84,302.2
   Low Duration ...........................................               630,264.5     1,818,034.7     (1,581,675.2)     866,624.0
   Real Return ............................................               853,257.1     2,166,178.8     (1,981,805.4)   1,037,630.5
   Short Term .............................................               500,247.0     1,545,123.0     (1,523,713.3)     521,656.7
   Total Return ...........................................             2,552,650.5     3,512,957.5     (2,747,108.0)   3,318,500.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ...................................................               157,491.5     1,896,800.9     (1,689,448.9)     364,843.5
   Cullen Value ...........................................               139,992.3        58,235.7        (50,350.9)     147,877.1
   Emerging Markets .......................................               299,870.5       624,666.6       (637,223.3)     287,313.8
   Equity Income ..........................................               140,125.0       133,472.3        (64,219.0)     209,378.3
   Fund ...................................................               138,752.5        27,549.0        (63,069.9)     103,231.6
   High Yield .............................................               294,215.2       251,977.3       (341,042.7)     205,149.8
   Mid Cap Value ..........................................               158,045.7       139,685.3        (72,866.1)     224,864.9
   Money Market ...........................................        u          180.5              --           (180.5)            --
   Strategic Income .......................................               581,596.9     2,262,421.9     (2,284,991.8)     559,027.0
PROFUNDS VP:
   Access VP High Yield ...................................        a             --     4,033,184.7     (3,862,083.2)     171,101.5
   Asia 30 ................................................        a             --       321,914.0       (240,982.9)      80,931.1
   Banks ..................................................        t             --         1,899.3         (1,899.3)            --
   Basic Materials ........................................        a             --        90,676.0        (45,607.0)      45,069.0
   Bear ...................................................        a             --     1,605,245.6     (1,595,840.7)       9,404.9
   Biotechnology ..........................................        a             --        39,842.8        (19,809.3)      20,033.5
   Bull ...................................................        a             --     2,040,351.3     (1,874,901.3)     165,450.0
   Consumer Goods .........................................        a             --        22,399.3        (10,637.1)      11,762.2
   Consumer Services ......................................        t             --         1,703.3           (966.4)         736.9
   Emerging Markets .......................................        a             --       361,551.7       (255,749.1)     105,802.6
   Europe 30 ..............................................        a             --       421,904.7       (400,555.3)      21,349.4
   Falling US Dollar ......................................        t             --         1,538.2             (0.1)       1,538.1
   Financials .............................................        a             --         5,749.5         (5,590.1)         159.4
   Health Care ............................................        a             --        18,724.3        (11,893.2)       6,831.1
   Industrials ............................................        a             --       112,288.2        (93,971.4)      18,316.8
   International ..........................................        a             --       102,794.2        (42,295.1)      60,499.1
   Internet ...............................................        t             --        23,266.4         (9,851.5)      13,414.9
   Japan ..................................................        a             --        16,435.7         (4,347.7)      12,088.0
   Large-Cap Growth .......................................        a             --        43,346.8         (3,410.6)      39,936.2
   Large-Cap Value ........................................        a             --        60,437.7        (58,338.4)       2,099.3
   Mid-Cap ................................................        a             --        61,204.9        (53,724.0)       7,480.9
   Mid-Cap Growth .........................................        a             --       367,803.8       (166,446.0)     201,357.8
   Mid-Cap Value ..........................................        a             --        14,972.5        (14,708.1)         264.4
   Money Market ...........................................        t             --       124,039.4        (85,123.6)      38,915.8
   NASDAQ-100 .............................................        a             --       368,697.9       (246,606.8)     122,091.1
   Oil & Gas ..............................................        a             --       100,592.6        (68,803.0)      31,789.6
   Pharmaceuticals ........................................        a             --        16,626.7        (16,297.5)         329.2
   Precious Metals ........................................        a             --       169,961.1       (105,258.5)      64,702.6
   Real Estate ............................................        a             --        80,211.9        (78,749.9)       1,462.0
   Rising Rates Opportunity ...............................        a             --       439,277.8       (390,198.0)      49,079.8
   Semiconductor ..........................................        t             --        12,273.8         (3,671.2)       8,602.6
   Short Emerging Markets .................................        t             --        55,488.9        (17,142.5)      38,346.4
   Short International ....................................        t             --           253.0           (102.9)         150.1
   Short Mid-Cap ..........................................        t             --            46.9               --           46.9
   Short NASDAQ-100 .......................................        a             --       215,364.8       (207,218.4)       8,146.4
   Short Small-Cap ........................................        t             --        26,203.8        (24,904.5)       1,299.3
   Small Cap ..............................................        a             --        68,038.5        (33,098.4)      34,940.1
   Small-Cap Growth .......................................        a             --       460,486.5       (336,317.1)     124,169.4
   Small-Cap Value ........................................        a             --       172,641.6       (157,279.6)      15,362.0
   Technology .............................................        a             --        10,649.6         (9,135.3)       1,514.3
   U.S. Government Plus ...................................        a             --       851,700.0       (844,250.0)       7,450.0
   UltraBull ..............................................        a             --     1,026,812.4     (1,024,383.8)       2,428.6
   UltraMid-Cap ...........................................        a             --        24,096.9        (20,299.7)       3,797.2
   UltraNASDAQ-100 ........................................        a             --       245,717.7       (244,703.7)       1,014.0
   UltraShort NASDAQ-100 ..................................        t             --         5,463.6         (5,463.6)            --
   UltraSmall-Cap .........................................        a             --       110,281.3       (104,143.5)       6,137.8
   Utilities ..............................................        a             --        39,021.0        (32,500.9)       6,520.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST CLASS IB:
   American Government Income .............................        t             --        20,375.3             (1.8)      20,373.5
   Diversified Income .....................................        t             --       798,495.1       (494,467.4)     304,027.7
   Equity Income ..........................................        t             --        15,787.1             (3.3)      15,783.8
   Global Asset Allocation ................................        t             --        11,650.4             (1.0)      11,649.4
   High Yield .............................................        t             --     1,371,477.4       (138,626.1)   1,232,851.3
   Income .................................................        t             --       228,742.9             (1.5)     228,741.4
   Investors ..............................................        t             --         2,041.0             (1.9)       2,039.1
   Multi-Cap Value ........................................        t             --         5,295.1             (0.4)       5,294.7
   Voyager ................................................        t             --         9,130.6             (0.5)       9,130.1
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               222,693.6       370,717.9       (384,951.7)     208,459.8
   Small-Cap ..............................................               350,612.8       211,300.3       (138,534.8)     423,378.3
RYDEX VARIABLE TRUST:
   Banking ................................................                63,113.8     1,067,114.3       (933,126.0)     197,102.1
   Basic Materials ........................................                83,690.0       463,120.4       (388,672.7)     158,137.7
   Biotechnology ..........................................                44,262.2       288,710.6       (243,472.1)      89,500.7
   Commodities Strategy ...................................                51,972.8       491,352.3       (422,017.1)     121,308.0
   Consumer Products ......................................                47,236.6       363,302.6       (337,597.4)      72,941.8
   Dow 2X Strategy ........................................                77,209.9       398,284.4       (427,927.1)      47,567.2
   Electronics ............................................                36,945.5       331,779.9       (303,261.7)      65,463.7
   Energy .................................................                53,160.0       527,467.8       (452,598.1)     128,029.7
   Energy Services ........................................                85,016.2       336,462.1       (253,071.6)     168,406.7
   Europe 1.25X Strategy ..................................                51,469.8     1,706,235.7     (1,728,166.9)      29,538.6
   Financial Services .....................................                15,400.5       462,689.2       (378,292.1)      99,797.6
   Government Long Bond 1.2X Strategy .....................                55,268.3    28,234,932.2    (28,255,022.2)      35,178.3
   Health Care ............................................                85,510.7       306,803.9       (330,054.2)      62,260.4
   Internet ...............................................                42,398.2       223,258.8       (165,076.4)     100,580.6
   Inverse Dow 2X Strategy ................................               170,848.3    21,516,094.7    (21,313,607.5)     373,335.5
   Inverse Government Long Bond Strategy ..................               657,482.2    37,558,247.9    (38,096,038.1)     119,692.0
   Inverse Mid-Cap Strategy ...............................                 1,824.2       429,279.9       (425,571.0)       5,533.1
   Inverse NASDAQ-100(R) Strategy .........................                73,877.6     4,165,241.3     (4,173,311.6)      65,807.3
   Inverse Russell 2000(R) Strategy .......................                78,053.3     2,152,060.8     (2,198,636.7)      31,477.4
   Inverse S&P 500 Strategy ...............................               105,760.8     7,435,208.7     (7,455,273.7)      85,695.8
   Japan 2X Strategy ......................................                15,846.0       145,321.0       (114,448.3)      46,718.7
   Leisure ................................................                 7,758.3       524,375.5       (500,713.2)      31,420.6
   Mid Cap 1.5X Strategy ..................................                61,051.1     1,238,122.3     (1,179,279.6)     119,893.8
   Multi-Cap Core Equity ..................................        j        1,611.9              --         (1,611.9)            --
   NASDAQ-100(R) ..........................................               177,840.9     1,409,208.5     (1,432,883.3)     154,166.1
   NASDAQ-100(R) 2X Strategy ..............................               310,487.7     3,647,709.4     (3,720,842.0)     237,355.1
   Nova ...................................................               180,497.1     2,590,549.5     (2,513,595.5)     257,451.1
   Precious Metals ........................................               171,227.9     1,256,141.1     (1,190,767.5)     236,601.5
   Real Estate ............................................                98,337.9     1,336,746.3     (1,179,959.5)     255,124.7
   Retailing ..............................................                 1,376.6       345,038.4       (335,817.9)      10,597.1
   Russell 2000(R) 1.5X Strategy ..........................                 8,125.8       715,123.2       (590,912.6)     132,336.4
   Russell 2000(R) 2X Strategy ............................               133,959.9     3,562,135.0     (3,534,108.2)     161,986.7
   S&P 500 2X Strategy ....................................               807,972.3    27,258,124.4    (27,939,763.4)     126,333.3
   S&P 500 Pure Growth ....................................               173,875.4       714,990.2       (698,256.5)     190,609.1
   S&P 500 Pure Value .....................................               207,274.8     1,987,133.4     (1,992,885.2)     201,523.0
   S&P MidCap 400 Pure Growth .............................               147,684.1     1,050,535.7       (823,944.2)     374,275.6
   S&P MidCap 400 Pure Value ..............................               146,880.8       900,851.7       (937,103.6)     110,628.9
   S&P SmallCap 600 Pure Growth ...........................               248,588.8     1,206,082.3     (1,264,691.4)     189,979.7
   S&P SmallCap 600 Pure Value ............................               127,650.7     1,468,203.6     (1,439,007.0)     156,847.3
   SGI All-Asset Aggressive Strategy ......................        k       12,157.4         6,054.1         (6,844.8)      11,366.7
   SGI All-Asset Conservative Strategy ....................        k       11,663.3        44,778.3        (32,167.3)      24,274.3
   SGI All-Asset Moderate Strategy ........................        k        5,118.4        55,642.4        (17,800.1)      42,960.7
   SGI Alternative Strategies Allocation ..................        k       13,179.6         4,325.6        (10,968.5)       6,536.7
   SGI CLS AdvisorOne Amerigo .............................        k      377,141.4        42,167.5        (57,651.9)     361,657.0
   SGI CLS AdvisorOne Clermont ............................        k      192,892.2        66,483.4        (89,685.7)     169,689.9
   SGI CLS AdvisorOne Select Allocation ...................        t             --         2,965.0         (2,965.0)            --
   SGI DWA Flexible Allocation ............................        a             --        68,250.5        (46,731.3)      21,519.2
   SGI DWA Sector Rotation ................................        a             --        19,721.1           (797.8)      18,923.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   SGI International Long Short Select ....................        l       39,071.0        51,569.4        (83,907.3)       6,733.1
   SGI Managed Futures Strategy ...........................        m      234,088.0       128,992.3       (213,688.3)     149,392.0
   SGI Multi-Hedge Strategies .............................               145,595.3         7,060.2        (77,315.5)      75,340.0
   SGI U.S. Long Short Momentum ...........................        n       45,411.0         8,993.6        (18,495.3)      35,909.3
   Strengthening Dollar 2X Strategy .......................                48,779.0     1,511,194.7     (1,428,180.3)     131,793.4
   Technology .............................................                57,235.0       275,119.3       (261,262.0)      71,092.3
   Telecommunications .....................................                 7,863.7       304,092.8       (249,032.4)      62,924.1
   Transportation .........................................                12,649.0       484,529.4       (448,256.2)      48,922.2
   U.S. Government Money Market ...........................             3,177,496.7    56,450,671.6    (54,075,233.1)   5,552,935.2
   Utilities ..............................................                48,170.3       304,075.5       (254,708.7)      97,537.1
   Weakening Dollar 2X Strategy ...........................                34,143.4       544,528.2       (558,557.0)      20,114.6
RYDEX|SGI VARIABLE FUNDS:
   Var Ser A Large Cap Core ...............................        t             --         1,204.8             (5.0)       1,199.8
   Var Ser D Global .......................................        t             --           726.3               --          726.3
   Var Ser J Mid-Cap Growth ...............................        t             --           429.7             (0.2)         429.5
   Var Ser N Managed Asset Allocation .....................        t             --         3,220.7             (0.5)       3,220.2
   Var Ser P High Yield ...................................        t             --        39,244.0             (0.4)      39,243.6
   Var Ser Q Small Cap Value ..............................        t             --         5,164.8             (0.4)       5,164.4
   Var Ser X Small Cap Growth .............................        t             --           874.3             (0.1)         874.2
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .........................                49,940.5        24,670.5        (32,363.8)      42,247.2
   Global Technology ......................................                40,552.0        41,074.1        (41,114.9)      40,511.2
   Large-Cap Value ........................................                20,809.1        51,459.5         (5,972.0)      66,296.6
   Small-Cap Value ........................................                10,573.1       147,313.5       (143,547.7)      14,338.9
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ....................................               506,099.3       209,471.8       (179,343.9)     536,227.2
   Equity Income II .......................................               471,286.5       314,202.4       (149,209.9)     636,279.0
   Health Sciences II .....................................                89,775.8        95,265.5        (87,608.4)      97,432.9
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ...................................               205,931.2     1,036,871.0     (1,045,675.3)     197,126.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               385,909.4       181,490.9       (226,639.9)     340,760.4
TIMOTHY PLAN VARIABLE SERIES:
   Strategic Growth .......................................                      --        11,409.0             (1.0)      11,408.0
VAN ECK VIP TRUST: ........................................        o
   Emerging Markets .......................................               304,367.9       413,434.4       (355,616.2)     362,186.1
   Global Bond ............................................        p      168,545.0        14,804.0        (81,657.0)     101,692.0
   Global Hard Assets .....................................        q      184,098.8       195,175.0       (157,503.2)     221,770.6
   Multi-Manager Alternatives .............................               135,788.9       102,802.1       (112,107.1)     126,483.9
VANGUARD VARIABLE INSURANCE FUND:
   Balanced ...............................................                16,170.7        78,626.6         (9,663.8)      85,133.5
   Capital Growth .........................................                47,385.8        33,426.1        (15,833.8)      64,978.1
   Diversified Value ......................................                55,776.6        55,288.1        (16,194.5)      94,870.2
   Equity Income ..........................................                      --        41,934.5        (21,301.9)      20,632.6
   Equity Index ...........................................               276,060.8        73,500.6        (40,791.8)     308,769.6
   Growth .................................................                      --        51,391.5           (138.8)      51,252.7
   High Yield Bond ........................................                16,630.5        65,172.6        (39,667.7)      42,135.4
   International ..........................................               161,974.4       129,360.4        (93,377.3)     197,957.5
   Mid-Cap Index ..........................................                      --        52,411.4         (1,040.9)      51,370.5
   REIT Index .............................................                25,059.0       171,145.9        (31,738.3)     164,466.6
   Short-Term Investment Grade ............................               427,502.8       329,951.8        (77,256.6)     680,198.0
   Small Company Growth ...................................                60,796.0        41,349.9        (20,474.5)      81,671.4
   Total Bond Market Index ................................               333,560.6       321,085.1       (123,991.0)     530,654.7
   Total Stock Market Index ...............................               179,934.5       204,384.6        (59,289.8)     325,029.3
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................                37,225.0       147,858.9        (99,185.5)      85,898.4
   Opportunity ............................................                37,575.5        29,340.3        (50,363.5)      16,552.3
   Small Cap Value ........................................                89,734.8        38,134.9       (111,614.6)      16,255.1
                                                                       ------------------------------------------------------------
                                                                       46,489,176.9   359,866,784.0   (347,720,852.0)  58,635,108.9
                                                                       ============================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

(7) UNIT PROGRESSION

    The change in units outstanding for the year ended December 31, 2009 was as follows:

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:                                 aj
   Basic Value ............................................                44,240.3        82,582.5        (61,387.0)      65,435.8
   Capital Development ....................................                   990.3        61,684.1        (45,730.1)      16,944.3
   Core Equity ............................................               146,176.7       166,216.3       (200,100.2)     112,292.8
   Financial Services .....................................                 3,013.0        60,012.6        (23,053.1)      39,972.5
   Global Health Care .....................................                 4,524.1        47,729.8        (37,889.9)      14,364.0
   Global Real Estate .....................................               230,804.3       406,146.3       (347,110.0)     289,840.6
   Government Securities ..................................               188,998.3       104,134.3       (216,545.7)      76,586.9
   High Yield .............................................               607,996.1     2,515,746.0     (2,461,129.1)     662,613.0
   International Growth ...................................               152,075.9       191,538.0       (240,102.5)     103,511.4
   Mid Cap Core Equity ....................................                48,865.7        84,534.4        (83,122.9)      50,277.2
   Technology .............................................                 1,114.1        81,698.5        (54,236.6)      28,576.0
THE ALGER PORTFOLIOS:                                              a
   Capital Appreciation ...................................                68,035.4       117,327.4        (72,233.4)     113,129.4
   LargeCap Growth ........................................               107,597.2        35,818.5        (49,053.2)      94,362.5
   MidCap Growth ..........................................                25,298.9       185,072.2       (109,878.5)     100,492.6
   SmallCap Growth ........................................                29,225.7           587.1         (5,894.8)      23,918.0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ......................................                35,292.3        34,671.7        (25,391.0)      44,573.0
   International Growth ...................................                21,691.7        53,296.6        (28,954.5)      46,033.8
   International Value ....................................                70,139.5        19,663.6        (55,377.2)      34,425.9
   Small Cap Growth .......................................                 3,636.9         1,742.7         (1,334.6)       4,045.0
   Small-Mid Cap Value ....................................                97,163.6        59,573.7        (39,608.9)     117,128.4
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity ..............................                      --        40,948.4         (7,136.1)      33,812.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................                77,240.8        56,415.1        (33,092.3)     100,563.6
   Income & Growth ........................................                81,615.4        20,669.9        (47,762.6)      54,522.7
   Inflation Protection ...................................               131,023.9       308,502.1       (193,170.3)     246,355.7
   International ..........................................                84,201.6        39,616.8        (74,117.2)      49,701.2
   Large Company Value ....................................                11,460.9        10,198.3         (4,923.4)      16,735.8
   Ultra ..................................................                79,640.1        20,271.3        (97,418.2)       2,493.2
   Value ..................................................               108,395.6       151,137.8       (108,719.1)     150,814.3
   Vista ..................................................                10,374.4         4,013.0        (10,032.1)       4,355.3
CREDIT SUISSE TRUST:
   Commodity Return Strategy ..............................                29,902.8        77,757.4        (62,356.6)      45,303.6
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................             1,119,272.5     2,164,008.2     (2,985,924.6)     297,356.1
   Evolution VP All Cap Equity ............................       ai       14,275.2         1,090.2        (15,365.4)            --
   Evolution VP Managed Bond ..............................       ai       21,234.5        94,562.4       (115,796.9)            --
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................               133,947.0        88,896.4       (118,546.5)     104,296.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................                 8,347.4         4,896.4         (3,056.6)      10,187.2
DREYFUS STOCK INDEX FUND: .................................               645,663.5       285,357.8       (316,716.5)     614,304.8
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................               291,505.7        89,353.5       (119,978.8)     260,880.4
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................                30,785.2        16,415.8         (8,811.1)      38,389.9
   High Income Bond II ....................................               159,159.9       958,852.0       (513,605.1)     604,406.8
   International Equity II ................................                87,004.5        31,344.5        (27,265.3)      91,083.7
   Kaufmann II ............................................                96,464.9        21,958.8        (50,371.6)      68,052.1
   Market Opportunity II ..................................                32,907.8        46,937.6        (26,870.3)      52,975.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson ETF Asset Allocation Series:
   Aggressive Growth ......................................                      --        11,622.0         (9,086.4)       2,535.6
   Balanced ...............................................                58,709.3        83,670.5        (53,122.9)      89,256.9
   Conservative ...........................................                27,843.0       168,026.2        (52,176.6)     143,692.6
   Growth .................................................                 1,313.3        46,228.6        (11,026.0)      36,515.9
   Income & Growth ........................................                 4,934.1        33,077.8        (11,777.1)      26,234.8
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable ......................................                26,516.5       584,283.7       (372,981.2)     237,819.0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Global Real Estate Securities II ..............                      --        54,540.6         (6,907.6)      47,633.0
   High Income Securities II ..............................                24,304.5     2,494,810.0     (1,793,073.8)     726,040.7
   Income Securities II ...................................                      --       941,573.6       (313,890.8)     627,682.8
   Mutual Shares Securities II ............................                      --       184,315.5       (113,309.7)      71,005.8
   Strategic Income Securities II .........................                 4,305.8       273,363.4       (142,758.0)     134,911.2
   Templeton Global Bond Securities II ....................        b       18,236.7       445,959.1       (214,353.9)     249,841.9
   U.S. Government II .....................................                 6,979.3       417,920.0       (302,423.7)     122,475.6
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
   Asset Strategy Portfolio ...............................       ah             --        94,046.2             (9.2)      94,037.0
   Energy Portfolio .......................................       ah             --        10,598.5               --       10,598.5
   High Income Portfolio ..................................       ah             --        10,639.9             (1.2)      10,638.7
   Mid Cap Growth Portfolio ...............................       ah             --         2,021.4             (0.4)       2,021.0
   Science and Technology Portfolio .......................       ah             --         1,363.6             (0.2)       1,363.4
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced ...............................................               260,729.6        77,970.4        (62,884.9)     275,815.1
   Enterprise .............................................        c      267,451.3        40,400.9       (102,073.3)     205,778.9
   Forty ..................................................                94,700.2        99,297.0        (52,730.2)     141,267.0
   Global Life Sciences ...................................                26,999.1        10,939.1        (18,925.9)      19,012.3
   Growth and Income ......................................               153,333.4       139,948.5       (156,616.4)     136,665.5
   Janus ..................................................        d      108,345.2        50,978.9        (40,054.6)     119,269.5
   Overseas ...............................................        e      636,085.7       352,695.7       (362,568.8)     626,212.6
   Perkins Mid Cap Value ..................................               263,059.2       198,951.6        (92,810.7)     369,200.1
   Worldwide ..............................................        f       63,187.6        97,028.2        (55,229.7)     104,986.1
JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service .....................                 6,499.9         3,804.2         (1,891.2)       8,412.9
   Perkins Small Company Value - Service ..................        g       47,299.9        22,892.2        (70,192.1)            --
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ................................               200,961.6       380,610.1       (217,463.2)     364,108.5
   International Equity ...................................               137,082.3       143,549.7       (128,307.4)     152,324.6
   US Small-Mid Cap Equity ................................        h        4,244.7        77,363.1        (10,872.1)      70,735.7
   US Strategic Equity ....................................                 3,004.3         1,860.1           (159.7)       4,704.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth ..........................        i      200,928.5        13,262.4       (106,341.0)     107,849.9
   ClearBridge Equity Income Builder ......................        j       26,926.7        18,541.1        (13,622.0)      31,845.8
   ClearBridge Fundamental All Cap Value ..................        k       29,603.0         4,999.8        (23,639.7)      10,963.1
   ClearBridge Large Cap Growth ...........................        l       41,162.9        36,929.6        (36,265.1)      41,827.4
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................        m       48,737.7     2,066,108.2       (344,711.5)   1,770,134.4
   Western Asset Strategic Bond ...........................        n       64,253.6        24,683.8        (50,764.7)      38,172.7
LORD ABBETT SERIES FUND:
   Capital Structure ......................................       ak       25,788.0        21,032.6        (24,753.8)      22,066.8
   Bond Debenture .........................................                13,221.7        93,284.5        (27,685.9)      78,820.3
   Growth and Income ......................................               110,167.0        30,927.9        (36,648.4)     104,446.5
   International Opportunities ............................       al       16,938.1       199,940.0        (52,076.1)     164,802.0
   Classic Stock ..........................................       am        7,259.5         6,027.7         (3,744.7)       9,542.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index .............................................               148,635.2        11,834.8        (18,824.1)     141,645.9
   International Index ....................................               354,994.2        31,658.6       (110,973.3)     275,679.5
   Mid Cap Index ..........................................               149,558.7        48,579.8        (46,369.9)     151,768.6
   S&P 500 Index ..........................................               522,297.8        33,154.4       (323,230.6)     232,221.6
   Small Cap Index ........................................               122,197.4        30,223.4        (44,255.8)     108,165.0
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth .........................................                54,355.6        30,521.3        (45,297.6)      39,579.3
   Partners ...............................................               200,233.2       228,464.6       (240,607.8)     188,090.0
   Regency ................................................                40,111.1        66,038.3        (51,387.0)      54,762.4
   Short Duration Bond ....................................               125,041.2     1,454,548.6     (1,523,629.7)      55,960.1
   Small-Cap Growth .......................................                68,918.0        50,605.0        (82,164.1)      37,358.9
   Socially Responsive ....................................                13,737.7        28,260.0        (22,690.5)      19,307.2
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters ....................................               907,912.7     1,453,570.6     (1,481,576.3)     879,907.0
   JNF Balanced ...........................................                21,721.8        32,628.1         (9,715.0)      44,634.9
   JNF Equity .............................................                75,367.0        22,304.4        (27,973.5)      69,697.9
   JNF Loomis Sayles Bond .................................               694,559.1     2,538,004.8     (2,479,692.8)     752,871.1
   JNF Money Market .......................................             8,722,794.5    38,409,873.9    (41,836,222.1)   5,296,446.3
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................               293,014.6       498,585.3       (307,727.5)     483,872.4
   CommodityRealReturn Strategy ...........................               280,077.2       278,307.4       (243,271.2)     315,113.4
   Emerging Markets Bond ..................................               322,914.3     2,746,660.6     (2,762,734.6)     306,840.3
   Foreign Bond US Dollar-Hedged ..........................               180,314.3     1,106,276.1     (1,142,080.8)     144,509.6
   Foreign Bond US Dollar-Unhedged ........................               180,919.1       215,488.7       (315,345.9)      81,061.9
   Global Bond Unhedged ...................................               337,845.9       924,510.2     (1,116,118.5)     146,237.6
   High Yield .............................................               437,168.2     7,372,141.7     (4,490,802.9)   3,318,507.0
   Long Term US Government ................................               131,978.2       102,175.5       (117,861.5)     116,292.2
   Low Duration ...........................................               625,233.7     1,385,158.5     (1,380,127.7)     630,264.5
   RealEstateRealReturn Strategy ..........................        o      293,523.4        62,678.4       (356,201.8)            --
   Real Return ............................................               598,369.7     2,302,536.8     (2,047,649.4)     853,257.1
   Short Term .............................................               278,530.6     2,058,868.6     (1,837,152.2)     500,247.0
   SmallCap StocksPLUS ....................................        p             --         1,412.4         (1,412.4)            --
   StocksPLUS(R) Total Return .............................        o       69,346.0         5,151.3        (74,497.3)            --
   Total Return ...........................................             2,022,490.6     3,356,481.4     (2,826,321.5)   2,552,650.5
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ...................................................                50,387.6       832,996.0       (725,892.1)     157,491.5
   Cullen Value ...........................................               249,827.9        94,190.8       (204,026.4)     139,992.3
   Emerging Markets .......................................               198,250.0       840,785.6       (739,165.1)     299,870.5
   Equity Income ..........................................               226,645.9        81,977.3       (168,498.2)     140,125.0
   Fund ...................................................               159,899.7        90,846.8       (111,994.0)     138,752.5
   Global High Yield ......................................        q       40,674.5         4,993.2        (45,667.7)            --
   High Yield .............................................               133,561.0       209,949.8        (49,295.6)     294,215.2
   International Value ....................................        q       61,563.5         1,771.8        (63,335.3)            --
   Mid Cap Value ..........................................               142,399.0        99,957.5        (84,310.8)     158,045.7
   Money Market ...........................................                   263.9             2.5            (85.9)         180.5
   Small Cap Value ........................................        q       39,684.3         2,627.4        (42,311.7)            --
   Strategic Income .......................................               295,873.5     1,624,544.1     (1,338,820.7)     581,596.9
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               183,815.4       735,137.1       (696,258.9)     222,693.6
   Small-Cap ..............................................               362,684.7       254,993.5       (267,065.4)     350,612.8
RYDEX VARIABLE TRUST:
   SGI CLS AdvisorOne Amerigo .............................       an      410,982.7        42,993.7        (76,835.0)     377,141.4
   SGI CLS AdvisorOne Clermont ............................       ao      219,537.1        63,494.0        (90,138.9)     192,892.2
   SGI All-Asset Aggressive Strategy ......................        r        9,235.1         7,197.1         (4,274.8)      12,157.4
   SGI All-Asset Conservative Strategy ....................        s          606.6        18,445.2         (7,388.5)      11,663.3
   SGI All-Asset Moderate Strategy ........................        t        5,666.8         9,596.9        (10,145.3)       5,118.4
   SGI U.S. Long Short Momentum ...........................        u       45,665.0        17,017.1        (17,271.1)      45,411.0
   SGI Alternative Strategies Allocation ..................       ap       14,851.3        16,618.4        (18,290.1)      13,179.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Banking ................................................               121,663.6       941,232.3       (999,782.1)      63,113.8
   Basic Materials ........................................                46,894.2       506,892.3       (470,096.5)      83,690.0
   Biotechnology ..........................................                66,094.9       523,891.8       (545,724.5)      44,262.2
   Commodities Strategy ...................................                 8,167.3       207,944.2       (164,138.7)      51,972.8
   Consumer Products ......................................                37,480.6       708,722.1       (698,966.1)      47,236.6
   Dow 2X Strategy ........................................                42,183.6       898,637.5       (863,611.2)      77,209.9
   Electronics ............................................                 7,368.2       289,609.3       (260,032.0)      36,945.5
   Energy .................................................               108,623.9       538,848.7       (594,312.6)      53,160.0
   Energy Services ........................................                54,535.4       402,457.2       (371,976.4)      85,016.2
   Europe 1.25X Strategy ..................................                40,057.4     1,961,972.6     (1,950,560.2)      51,469.8
   Financial Services .....................................               130,113.0       875,576.8       (990,289.3)      15,400.5
   Government Long Bond 1.2X Strategy .....................                88,328.8     6,472,354.6     (6,505,415.1)      55,268.3
   Health Care ............................................                73,297.7       588,853.1       (576,640.1)      85,510.7
   Hedged Equity ..........................................        v       49,826.7        12,351.1        (62,177.8)            --
   SGI International Long Short Select ....................        w       28,155.2       111,029.4       (100,113.6)      39,071.0
   Internet ...............................................                 6,330.7       237,438.1       (201,370.6)      42,398.2
   Inverse Dow 2X Strategy ................................                46,908.3    24,103,424.0    (23,979,484.0)     170,848.3
   Inverse Government Long Bond Strategy ..................                66,847.7    10,663,614.7    (10,072,980.2)     657,482.2
   Inverse Mid-Cap Strategy ...............................                 9,320.2       266,088.4       (273,584.4)       1,824.2
   Inverse NASDAQ-100(R) Strategy .........................                14,038.5    13,766,289.3    (13,706,450.2)      73,877.6
   Inverse Russell 2000(R) Strategy .......................                36,344.1     4,762,551.7     (4,720,842.5)      78,053.3
   Inverse S&P 500 Strategy ...............................                72,493.3    14,198,455.9    (14,165,188.4)     105,760.8
   Japan 2X Strategy ......................................        x       32,479.5       344,972.7       (361,606.2)      15,846.0
   Leisure ................................................                11,508.7       177,346.7       (181,097.1)       7,758.3
   SGI Managed Futures Strategy ...........................       aq      225,641.5       365,511.3       (357,064.8)     234,088.0
   Mid Cap 1.5X Strategy ..................................                72,127.0     1,387,196.3     (1,398,272.2)      61,051.1
   Multi-Cap Core Equity ..................................                 3,237.6           488.6         (2,114.3)       1,611.9
   SGI Multi-Hedge Strategies .............................        y      143,006.2        49,115.7        (46,526.6)     145,595.3
   NASDAQ-100(R) ..........................................                38,652.4     2,584,275.6     (2,445,087.1)     177,840.9
   NASDAQ-100(R) 2X Strategy ..............................               607,644.4    11,357,320.0    (11,654,476.7)     310,487.7
   Nova ...................................................                48,905.0     1,106,883.5       (975,291.4)     180,497.1
   Precious Metals ........................................               186,124.7     1,276,682.8     (1,291,579.6)     171,227.9
   Real Estate ............................................                64,556.6     1,551,434.4     (1,517,653.1)      98,337.9
   Retailing ..............................................                 7,421.0       225,849.2       (231,893.6)       1,376.6
   Russell 2000(R) 1.5X Strategy ..........................                83,712.8     1,873,567.5     (1,949,154.5)       8,125.8
   Russell 2000(R) 2X Strategy ............................               223,641.4     7,045,559.3     (7,135,240.8)     133,959.9
   S&P 500 2X Strategy ....................................               152,502.1    66,825,244.4    (66,169,774.2)     807,972.3
   S&P 500 Pure Growth ....................................        z      204,906.6       942,591.2       (973,622.4)     173,875.4
   S&P 500 Pure Value .....................................       aa       54,169.3       957,147.0       (804,041.5)     207,274.8
   S&P MidCap 400 Pure Growth .............................       ab       45,266.0       682,316.9       (579,898.8)     147,684.1
   S&P MidCap 400 Pure Value ..............................       ac       43,379.7       861,777.4       (758,276.3)     146,880.8
   S&P SmallCap 600 Pure Growth ...........................       ad      258,705.6       960,295.5       (970,412.3)     248,588.8
   S&P SmallCap 600 Pure Value ............................       ae       98,536.6     1,167,105.2     (1,137,991.1)     127,650.7
   Strengthening Dollar 2X Strategy .......................                89,064.3     1,681,656.6     (1,721,941.9)      48,779.0
   Technology .............................................                44,056.8       496,341.4       (483,163.2)      57,235.0
   Telecommunications .....................................                10,920.9       349,691.1       (352,748.3)       7,863.7
   Transportation .........................................                35,793.9       138,325.3       (161,470.2)      12,649.0
   U.S. Government Money Market ...........................             2,576,646.7    52,606,001.5    (52,005,151.5)   3,177,496.7
   Utilities ..............................................               143,653.8       379,022.9       (474,506.4)      48,170.3
   Weakening Dollar 2X Strategy ...........................                43,117.2     1,014,793.9     (1,023,767.7)      34,143.4
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .........................                38,313.5        63,482.1        (51,855.1)      49,940.5
   Global Technology ......................................                 8,091.6        69,501.3        (37,040.9)      40,552.0
   Large-Cap Value ........................................                15,713.9        13,155.7         (8,060.5)      20,809.1
   Small-Cap Value ........................................                61,920.9        43,651.4        (94,999.2)      10,573.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS          END OF
                                                              NOTES*    OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ....................................               543,825.5       164,268.1       (201,994.3)     506,099.3
   Equity Income II .......................................               560,315.6       127,295.4       (216,324.5)     471,286.5
   Health Sciences II .....................................               142,940.6        68,014.1       (121,178.9)      89,775.8
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ...................................                99,113.0       748,958.0       (642,139.8)     205,931.2
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               536,287.7       176,598.3       (326,976.6)     385,909.4
VAN ECK VIP TRUST: ........................................      ar
   Global Bond ............................................      as       209,158.4        69,263.4       (109,876.8)     168,545.0
   Emerging Markets .......................................                54,965.0       888,517.0       (639,114.1)     304,367.9
   Global Hard Assets .....................................      at       158,904.3       152,371.5       (127,177.0)     184,098.8
   Multi-Manager Alternatives .............................      af        53,420.6       261,932.5       (179,564.2)     135,788.9
   Real Estate ............................................      ag       132,965.4        55,031.2       (187,996.6)            --
VANGUARD VARIABLE INSURANCE FUND:
   Balanced ...............................................                11,964.1         9,085.1         (4,878.5)      16,170.7
   Capital Growth .........................................                67,959.2        13,240.3        (33,813.7)      47,385.8
   Diversified Value ......................................                46,258.9        10,808.1         (1,290.4)      55,776.6
   Equity Index ...........................................               329,449.1       127,997.3       (181,385.6)     276,060.8
   High Yield Bond ........................................      ah              --        16,633.5             (3.0)      16,630.5
   International ..........................................               103,288.6       123,850.9        (65,165.1)     161,974.4
   REIT Index Portfolio ...................................      ah              --        26,204.4         (1,145.4)      25,059.0
   Short-Term Investment Grade ............................               211,994.1       331,045.2       (115,536.5)     427,502.8
   Small Company Growth ...................................                 9,275.4        56,910.0         (5,389.4)      60,796.0
   Total Bond Market Index ................................               199,202.8       234,528.7       (100,170.9)     333,560.6
   Total Stock Market Index ...............................               135,068.7       223,470.6       (178,604.8)     179,934.5
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................                34,212.9        10,738.7         (7,726.6)      37,225.0
   Opportunity ............................................                26,474.8        25,754.7        (14,654.0)      37,575.5
   Small-Cap Value ........................................      au           619.7        92,031.9         (2,916.8)      89,734.8
                                                                       ------------------------------------------------------------
                                                                       39,794,809.2   336,502,995.6   (329,808,627.9)  46,489,176.9
                                                                       ============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period May 3, 2010 (inception of fund) through December 31, 2010.
b)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
c) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
d)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
e) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change May 3, 2010.
f) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
g) Lord Abbett Classic Stock was formerly Lord Abbett Large Cap Core prior to its name change May 3, 2010.
h) Lord Abbett International Opportunities was formerly Lord Abbett International prior to its name change May 3, 2010.
i)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
j)    For the period January 1, 2010 through April 23, 2010 (liquidation of fund).
k)    Rydex|SGI was formerly Rydex prior to its brand name change May 3, 2010.
l) Rydex|SGI International Long Short Select was formerly Rydex International Opportunity prior to its name change May 3, 2010.
m) Rydex|SGI Managed Futures Strategy was formerly Rydex Managed Futures prior to its name change May 3, 2010.
n) Rydex|SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
o) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
p) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
q) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.
r) Wells Fargo Advantage VT Small Cap Value was formerly Wells Fargo Advantage VT Small|Mid Cap Value prior to its name change May 3, 2010.
s)    For the period August 27, 2010 (inception of fund) through December 31,
      2010.
t)    For the period November 19, 2010 (inception of fund) through December 31,
      2010.

      FOR THE PERIOD ENDING DECEMBER 31, 2009:
a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.
b) Franklin Templeton Global Bond Securities II was formerly Franklin Templeton Global Income Securities II prior to its name change effective May 1 2009.
c) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.
d) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.
e) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.
f) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.
g)    For the period January 1, 2009 through April 29, 2009 (liquidation of fund)
h) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.
i) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.
j) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.
k) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change May 3, 2010.
      Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.
l) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.
m) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.
n) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.
o)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)
p)    For the period January 1, 2009 through August 12, 2009 (liquidation of fund)
q)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund)
r) Rydex|SGI All-Asset Aggressive Strategy was formerly Rydex All-Asset Aggressive Strategy prior to its name change May 3, 2010.
      Rydex All-Asset Aggressive Strategy was formerly Rydex Essential Portfolio Aggressive prior to its name change July 1, 2009.
s) Rydex|SGI All-Asset Conservative Strategy was formerly Rydex All-Asset Conservative Strategy prior to its name change May 3, 2010.
      Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.
t) Rydex|SGI All-Asset Moderate Strategy was formerly Rydex All-Asset Moderate Strategy prior to its name change May 3, 2010.
      Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.
u) Rydex|SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
      Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.
v) For the period January 1, 2009 through May 29, 2009 (fund merged into Rydex Multi-Hedge Strategies).
w) Rydex|SGI International Long Short Select was formerly Rydex International Opportunity prior to its name change May 3, 2010.
      Rydex International Opportunity was formerly Rydex International Rotation prior to its name change effective May 1, 2009.
x) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.
y) Rydex|SGI Multi-Hedge Strategies was formerly Rydex Multi-Hedge Strategies prior to its name change May 3, 2010.
      Rydex Multi-Hedge Strategies was formerly Rydex Absolute Return Strategies prior to its name change effective May 1, 2009.
z) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.
aa) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.
ab) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.
ac) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.
ad) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.
ae) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.
af) Van Eck VIP Multi-Manager Alternatives was formerly Van Eck Worldwide Multi-Manager Alternatives prior to its name change effective May 3, 2010. Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1 2009.
ag)   For the period January 1, 2009 through December 10, 2009 (liquidation of fund).
ah) For the period November 20, 2009 (inception of fund) through December 31, 2009.
ai)   For the period January 1, 2009 through December 23, 2009 (liquidation of fund).
aj) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
ak) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
al) Lord Abbett International Opportunities was formerly Lord Abbett International prior to its name change May 3, 2010.
am) Lord Abbett Classic Stock was formerly Lord Abbett Large Cap Core prior to its name change May 3, 2010.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES - CONTINUED

      FOR THE PERIOD ENDING DECEMBER 31, 2009: (continued)
an) Rydex|SGI CLS AdvisorOne Amerigo was formerly Rydex CLS AdvisorOne Amerigo prior to its name change May 3, 2010.
ao) Rydex|SGI CLS AdvisorOne Clermont was formerly Rydex CLS Advisor One Clermont prior to its name change May 3, 2010.
ap) Rydex|SGI Alternative Strategies Allocation was formerly Rydex Alternative Strategies Allocation prior to its name change May 3, 2010.
aq) Rydex|SGI Managed Futures Strategy was formerly Rydex Managed Futures prior to its name change May 3, 2010.
ar) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
as) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
at) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.
au) Wells Fargo Advantage VT Small Cap Value was formerly Wells Fargo Advantage VT Small|Mid Cap Value prior to its name change May 3, 2010.

(9) SUBSEQUENT EVENTS

      Account G's management has performed subsequent events procedures through March 31, 2011, which is the date the financial statements were available to be issued and there were no subsequent events requiring adjustment to the financial statements or disclosures as stated herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G (the "Account") as of December 31, 2010, the related statements of operations and changes in net assets for the years ended December 31, 2010 and 2009, and the financial highlights for each of the five years for the period ended December 31, 2010. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2010, the results of its operations, changes in its net assets for the years ended December 31, 2010 and 2009, and financial highlights for each of the five years for the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP
New York, New York
March 31, 2011

================================================================================

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    SPONSOR
                    Jefferson National Life Insurance Company
                    DISTRIBUTOR
                    Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                    BDO USA, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      The following financial statements are included in Part B of the Registration Statement:

      The financial statements of Jefferson National Life Insurance Company at December 31, 2009 and 2010, and for the three years then ended December 31, 2010.

      The financial statements of Jefferson National Life Annuity Account G at December 31, 2010 and for each of the two years then ended December 31, 2010.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)  (a)          Resolution of Board of Directors of the Company           (2)
                  authorizing the establishment of the Separate Account.

     (b)          Resolution Changing the Name of the Separate Account      (1)

(2)               Not Applicable.

(3)  (a)  (i)     Form of Principal Underwriter's Agreement of the Company  (1)
                  on behalf of the Separate Account and Inviva Securities
                  Corporation.

          (ii)    Form of Amendment to Principal Underwriter's Agreement.   (1)

     (b)          Form of Selling Agreement.                                (1)

(4)  (a)          Form of Individual Contract Fixed and Variable Accounts.  (1)
                  (22-4056)

     (b)          Form of Group Contract.                                   (2)

     (c)          Form of Group Certificate.                                (2)

     (d)          Form of Endorsement Amending MVA Provision.               (1)

     (e)          Form of IRA Endorsement.                                  (1)

     (f)          Form of Roth IRA Endorsement.                             (1)

     (g)          Form of JSA Endorsement.                                  (1)

     (h)          Form of Individual Contract Fixed and Variable Accounts.  (11)
                  (JNL-2300).

     (i)          Form of Electronic Administration Endorsement (JNL-4020). (11)

     (j) Form of Individual Contract Fixed and Variable Accounts. (12) (JNL-2300-1).

     (k)          Form of Joint Owner Endorsement. (MONADV-END 01/07).      (13)

     (l)          Form of Transaction Fee Rider. (JNL-TRXFEE-2007).         (13)

     (m) Form of Individual Contract Fixed and Variable Accounts. (13) (JNL-2300-2).

(5)  (a)          Form of Application for Individual Annuity Contract.      (1)
                  (JNL-6000).

     (b)          Form of JNL Individual Application. (JNL-6005).           (11)

     (c)          Form of JNL Individual Application. (JNL-6005-2).         (12)

     (d)          Form of JNL Individual Application. (JNL-6005-3).         (13)

     (e)          Form of JNL Individual Application (JNL-6005-4).          (14)

(6)  (a)          Amended and Restated Articles of Incorporation of         (1)
                  Conseco Variable Insurance Company.

     (b)          Amended and Restated By-Laws of the Company.              (1)

(7)               Not Applicable.

(8)  (a)          Form of Participation Agreement dated October 23, 2002    (1)
                  with Conseco Series Trust and Conseco Equity Sales, Inc.
                  and amendments thereto dated September 10, 2003 and February 1, 2001.

          (i) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated October 23, 2002 by and among 40|86
                  Series Trust, 40|86 Advisors, Inc. and Jefferson National
                  Life Insurance Company.

     (b)  (i)     Form of Participation Agreement by and among A I M        (3)
                  Distributors, Inc., Jefferson National Life Insurance
                  Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (ii)    Form of Amendment dated April 6, 2004 to the              (1)
                  Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (iii) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement by and among A I M Distributors, Inc.,
                  Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (iv) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement by and among A I M Distributors, Inc.,
                  Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

          (v)     Form of amendment dated August 10, 2010 to the form of    (17)
                  Participation Agreement dated May 1, 2003 by and among
                  AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.

          (vi) Form of amendment dated September 13, 2010 to the form of (17) Participation Agreement dated May 1, 2003 by and among
                  AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.

     (c)  (i)     Form of Participation Agreement among the Alger American  (4)
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.

          (ii)    Form of Amendment dated November 5, 1999 to the           (5)
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iii)   Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iv)    Form of Amendments August 4, 2003 and March 22, 2004 to   (1)
                  the Participation Agreement among the Alger American
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.

          (v) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement among the Alger American Fund, Jefferson
                  National Life Insurance Company and Fred Alger and
                  Company, Inc. dated March 31, 1995.

          (vi) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement among The Alger American Fund, Jefferson
                  National Life Insurance Company and Fred Alger and
                  Company, Inc. dated March 31, 1995.

     (d)  (i)     Form of Participation Agreement between Great American    (4)
                  Reserve Insurance Company and American Century Investment
                  Services as of 1997.

          (ii)    Form of Amendment dated November 15, 1997 to the          (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

          (iii)   Form of Amendment dated December 31, 1997 to the          (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

          (iv)    Form of Amendment dated January 13, 2000 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

          (v)     Form of Amendment dated February 9, 2001 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

          (vi) Form of Amendments dated July 31, 2003 and March 25, 2004 (1) to the Participation Agreement between Great American
                  Reserve Insurance Company and American Century Investment Services as of 1997.

          (vii) Form of Amendments dated May 1, 2005 to the Participation (10) Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services as of
                  1997.

          (viii) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services as of
                  1997.

          (ix) Form of Amendment dated May 1, 2007 to the Participation (13) Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services.

          (x)     Form of Amendment dated November 1, 2009 to the           (16)
                  Participation Agreement between Jefferson National Life Insurance Company and American Century Investment
                  Services.

          (xi)    Form of Amendment October 26, 2010 to the Participation   (17)
                  Agreement as of 1997 between Jefferson National Life
                  Insurance Company and American Century Investment
                  Services.

     (e)  (i)     Form of Participation Agreement dated May 1, 1995 by and  (5)
                  among Conseco Variable Insurance Company, Dreyfus
                  Variable Investment Fund, The Dreyfus Socially
                  Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                  Index Fund, Inc. and Dreyfus Investment Portfolios.

          (ii)    Form of Amendment dated March 21, 2002 to the             (5)
                  Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

          (iii) Form of Amendment dated May 1, 2003 to the Participation (1) Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                  Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

          (iv)    Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                  Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

          (v) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement dated May 1, 1995 by and among Jefferson
                  National Life Insurance Company, Dreyfus Variable
                  Investment Fund, The Dreyfus Socially Responsible Growth
                  Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

     (f)  (i)     Form of Participation Agreement dated March 6, 1995 by    (4)
                  and among Great American Reserve Insurance Company and
                  Insurance Management Series, Federated Securities Corp.

          (ii)    Form of Amendment dated 1999 to the Participation         (5)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (iii)   Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (iv)    Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (v) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated March 6, 1995 by and among Jefferson
                  National Life Insurance Company, Federated Insurance
                  Series and Federated Securities Corp.

     (g)  (i)     Form of Participation Agreement by and among First        (6)
                  American Insurance Portfolios, Inc., First American Asset
                  Management and Conseco Variable Insurance Company dated
                  2001.

          (ii)    Form of Amendment dated April 25, 2001 to the             (5)
                  Participation Agreement by and among First American
                  Insurance Portfolios, Inc., First American Asset
                  Management and Conseco Variable Insurance Company dated
                  2001.

          (iii) Form of Amendment dated May 1, 2003 to the Participation (1) Agreement by and among First American Insurance
                  Portfolios, Inc., First American Asset Management and
                  Conseco Variable Insurance Company dated 2001.

     (h)  (i)     Form of Participation Agreement among Janus Aspen Series, (1)
                  Janus Distributors LLC and Jefferson National Life
                  Insurance Company dated February 1, 2001 and Form of
                  Amendment dated July 2003 thereto.

          (ii) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated February 1, 2001.

          (iii) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated February 1, 2001.

          (iv) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional).

     (i)  (i)     Form of Participation Agreement among Lazard Retirement   (1)
                  Series, Inc., Lazard Asset Management, LLC, Inviva
                  Securities Corporation and Jefferson National Life
                  Insurance Company dated May 1, 2003.

          (ii)    Form of Amendment dated March 21, 2004 to the             (1)
                  Participation Agreement among Lazard Retirement Series,
                  Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

     (j)  (i)     Form of Participation Agreement dated April 10, 1997 by   (4)
                  and among Lord, Abbett & Co. and Great American Reserve
                  Insurance Company.

          (ii)    Form of Amendment dated December 1, 2001 to the           (7)
                  Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

          (iii) Form of Amendment dated May 1, 2003 to the Participation (1) Agreement dated April 10, 1997 by and among Lord, Abbett
                  & Co. and Great American Reserve Insurance Company.

          (iv)    Form of Participation Agreement dated February 13, 2008   (15)
                  by and among Jefferson National Life Insurance Company,
                  Lord Abbett Series Fund, Inc. and Lord Abbett Distributor
                  LLC.

     (k)  (i)     Form of Participation Agreement dated April 30, 1997 by   (5)
                  and among Neuberger&Berman Advisers Management Trust,
                  Advisers Managers Trust, Neuberger&Berman Management
                  Incorporated and Great American Reserve Insurance
                  Company.

          (ii) Form of Amendment dated May 1, 2000 to the Participation (5) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Advisers Managers
                  Trust, Neuberger Berman Management Incorporated and
                  Conseco Variable Insurance Company.

          (iii)   Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers
                  Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

          (iv) Form of Amendment dated May 1, 2004 to the Participation (8) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

          (v)     Form of Amendment dated April 4, 2004 to the              (1)
                  Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
                  Berman Management Incorporated and Jefferson National
                  Life Insurance Company.

          (vi) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

          (vii) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

          (viii) Form of Amendment dated May 1, 2007 to the Participation (13) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

          (ix) Form of Amendment dated May 1, 2009 to the Participation (15) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

     (l)  (i)     Form of Participation Agreement dated May 1, 2003 by and  (1)
                  among PIMCO Variable Insurance Trust, PIMCO Advisors
                  Distributors LLC and Jefferson National Life Insurance
                  Company and amended dated April 13, 2004 thereto.

          (ii) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.

          (iii) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.

          (iv) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                  LLC and Jefferson National Life Insurance Company.

          (v) Form of Amendment dated May 1, 2009 to the Participation (15) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                  LLC and Jefferson National Life Insurance Company.

          (vi)    Form of amendment dated October 1, 2010 to the            (17)
                  Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors.

     (m)  (i)     Form of Participation Agreement dated May 1, 2003 among   (1)
                  Pioneer Variable Contract Trust, Jefferson National Life
                  Insurance Company, Pioneer Investment Management, Inc.
                  and Pioneer Funds Distributor, Inc.

          (ii) Form of amendment to Participation Agreement dated May 1, (10) 2003 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

          (iii) Form of amendment to Participation Agreement dated May 1, (12) 2006 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

          (iv) Form of amendment to Participation Agreement dated May 1, (14) 2008 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

          (v) Form of amendment to Participation Agreement dated May 1, (15) 2009 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

     (n) Form of Participation Agreement dated May 1, 2003 by and (1) among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                  5, 2004 thereto.

          (i) Form of amendment to Participation Agreement dated May 1, (12) 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

          (ii) Form of amendment to Participation Agreement dated May 1, (14) 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and
                  Jefferson National Securities Corporation.

     (o)  (i)     Form of Participation Agreement dated March 24, 2000 by   (9)
                  and among Conseco Variable Insurance Company, RYDEX
                  Variable Trust and PADCO Financial Services, Inc.

          (ii)    Form of Amendment dated April 13, 2004 to the Form of     (1)
                  Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

          (iii)   Form of Amendment dated May 1, 2005 to the Form of        (10)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

          (iv)    Form of Amendment dated May 1, 2006 to the Form of        (12)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

          (v)     Form of Amendment dated March 31, 2008 to the Form of     (14)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

          (vi)    Form of Amendment dated May 1, 2010 to the Form of        (16)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

          (vii) Form of amendment dated November 18, 2010 to the Form of (17) Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.

     (p)  (i)     Form of Participation Agreement dated April 2004 between  (1)
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.

          (ii)    Form of Amendment dated May 1, 2005 to Form of            (10)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.

          (iii)   Form of Amendment dated April 28, 2007 to Form of         (13)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc. (Legg Mason).

     (q)  (i)     Form of Participation Agreement dated May 1, 2000 by and  (6)
                  among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                  and Conseco Variable Insurance Company.

          (ii)    Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

          (iii)   Form of Amendment dated August 5, 2003 to the             (1)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

          (iv)    Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

          (v) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

          (vi)    Form of Amendment dated March 31, 2008 to the             (14)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

     (r)  (i)     Form of Participation Agreement dated April 30, 1997 by   (5)
                  and among Great American Reserve Insurance Company,
                  Strong Variable Insurance Funds, Inc., Strong Special
                  Fund II, Inc, Strong Capital Management, Inc. and Strong
                  Funds Distributors, Inc.

          (ii)    Form of Amendment dated December 11, 1997 to              (5)
                  Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

          (iii)   Form of Amendment dated December 14. 1999 to              (5)
                  Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable
                  Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments,
                  Inc.

          (iv)    Form of Amendment dated March 1, 2001 to Participation    (5)
                  Agreement dated April 30, 1997 by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance
                  Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                  Capital Management, Inc. and Strong Investments, Inc.

          (v)     Form of Amendments dated December 2, 2003 and April 5,    (1)
                  2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

     (s)  (i)     Form of Participation Agreement dated May 1, 2003 with by (8)
                  and among Third Avenue Management LLC and Jefferson
                  National Life Insurance Company.

          (ii)    Form of Amendment dated April 6, 2004 to the              (1)
                  Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                  Life Insurance Company.

     (t)  (i)     Form of Participation Agreement dated February 29, 2000   (5)
                  by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

          (ii) Form of Amendment dated January 31, 2001 to Participation (5) Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance
                  Trust and Van Eck Associates Corporation.

          (iii) Form of Amendment dated January 31, 2001 to Participation (5) Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance
                  Trust and Van Eck Associates Corporation.

          (iv)    Form of Amendment dated May 1, 2003 to Participation      (8)
                  Agreement dated March 1, 1995 by and among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

          (v)     Form of Amendment dated May 1, 2010 to Participation      (16)
                  Agreement dated March 1, 1995 by and among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

     (u)  (i)     Form of Participation Agreement between Jefferson         (1)
                  National Life Insurance Company, Bisys Fund Services LP,
                  Choice Investment Management Variable Insurance funds dated May 1, 2003.

          (ii)    Form of Amendment dated 2004 to the Participation         (1)
                  Agreement between Jefferson National Life Insurance
                  Company, Bisys Fund Services LP, Choice Investment
                  Management Variable Insurance funds dated May 1, 2003.

     (v)  (i)     Form of Participation Agreement between Jefferson         (10)
                  National Life Insurance Company, Wells Fargo Funds
                  Distributor, LLC and Wells Fargo Variable Trust dated
                  April 8, 2005.

          (ii)    Form of Amendment dated May 1, 2006 to Participation      (12)
                  Agreement between Jefferson National Life Insurance
                  Company, Wells Fargo Funds Distributor, LLC and Wells
                  Fargo Variable Trust dated April 8, 2005.

          (iii)   Form of Amendment dated May 1, 2008 to Participation      (14)
                  Agreement between Jefferson National Life Insurance
                  Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable
                  Trust dated April 8, 2005.

          (iv)    Form of amendment dated July 16, 2010 to the              (17)
                  Participation Agreement dated April 8, 2005 among
                  Jefferson National Life, Wells Fargo Variable Trust, and
                  Well Fargo Distributors

     (w)  (i)     Form of Participation Agreement between Jefferson         (10)
                  National Life Insurance Company, Rafferty Asset
                  Management, LLC and Potomac Insurance Trust dated May 1,
                  2005.

          (ii)    Form of Amendment dated May 1, 2006 to Participation      (12)
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Potomac
                  Insurance Trust dated May 1, 2005.

          (iii)   Form of Amendment dated May 1, 2008 to Participation      (14)
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Direxion
                  Insurance Trust dated May 1, 2005.

     (x)  (i)     Form of Participation Agreement between Jefferson         (12)
                  National Life Insurance Company, Alliance Capital
                  Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

          (ii)    Form of Amendment dated March 8, 2008 to Form of          (14)
                  Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                  AllianceBernstein Investments, Inc. dated May 1, 2006.

          (iii)   Form of Amendment dated November 12, 2010 to Form of      (17)
                  Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                  AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y)  (i)     Form of Participation Agreement between Jefferson         (12)
                  National Life Insurance Company, T. Rowe Price Investment
                  Services, Inc. and the various T. Rowe Price funds dated
                  May 1, 2006.

          (ii)    Form of Amendment dated May 1, 2007 to Participation      (13)
                  Agreement between Jefferson National Life Insurance
                  Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

     (z)  (i)     Form of Participation Agreement between Jefferson         (12)
                  National Life Insurance Company, Credit Suisse Trust,
                  Credit Suisse Asset Management, LLC and Credit Suisse
                  Asset Management Securities, Inc. dated May 1, 2006.

     (aa) (i)     Form of Participation Agreement between Northern Lights   (13)
                  Variable Trust and Jefferson National Life Insurance
                  Company dated May 1, 2007.

          (ii) Form of Amended Participation Agreement between Northern (14) Lights Variable Trust and Jefferson National Life
                  Insurance Company dated March 18, 2008.

     (bb) (i)     Form of Participation Agreement between Nationwide        (13)
                  Variable Insurance Trust, Nationwide Fund Distributors
                  LLC and Jefferson National Life Insurance Company dated
                  May 1, 2007.

          (ii)    Form of Amendment dated January 4, 2011 to the Form of    (17)
                  Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors.

     (cc) (i) Form of Participation Agreement between Vanguard Variable (14) Insurance Fund, The Vanguard Group, Inc., Vanguard
                  Marketing Corporation and Jefferson National Life
                  Insurance Company dated May 1, 2008.

          (ii)    Form of Amendment dated October 20, 2009 to the           (16)
                  Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

     (dd) (i)     Form of Participation Agreement between Jefferson         (14)
                  National Life Insurance Company, Financial Investors
                  Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.

     (ee) (i)     Form of Participation Agreement between Jefferson         (14)
                  National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc.
                  dated May 1, 2008.

     (ff) (i)     Form of Participation Agreement between Northern Lights   (15)
                  Variable Trust and Jefferson National Life Insurance
                  Company dated July 1, 2007.

          (ii) Form of Amendment dated September 22, 2010 to the Form of (17) Participation Agreement dated July 1, 2007 between
                  Northern Lights Variable Trust and Jefferson National
                  Life.

          (iii)   Form of Amendment dated April 1, 2011 to the Form of      (17)
                  Participation Agreement dated July 1, 2007 between
                  Jefferson National Life and Northern Lights Variable
                  Trust.

     (gg) (i) Form of Participation Agreement among Jefferson National (16) Life Insurance Company, Eaton Vance Variable Trust and
                  Eaton Vance Distributors, Inc. dated May 1, 2010.

     (hh) (i) Form of Participation Agreement among Jefferson National (16) Life Insurance Company, The Merger Fund VL and
                  Westchester Capital Management, Inc. dated May 1, 2010.

     (ii) (i) Form of Participation Agreement among Jefferson National (16) Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010.

          (ii) Form of amendment dated September 17, 2010 to the Form of (17) Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One
                  Trust, and ProFunds Advisors, LLC.

     (jj) (i) Form of Participation Agreement among Jefferson National (16) Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated March, 2010.

     (kk) (i)     Form of Participation Agreement dated August 27, 2010     (17)
                  among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.

          (ii)    Form of Amendment dated April 1, 2011 to the Form of      (17)
                  Participation Agreement dated August 27, 2010 among
                  Jefferson National Life Insurance Company, DFA
                  Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.

     (ll) (i)     Form of participation agreement dated November 3, 2010    (17)
                  among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.

          (ii)    Form of amendment dated November 3, 2010 to the Form of   (17)
                  Participation Agreement dated November 3, 2010 among
                  Jefferson National Life Insurance Company, Variable
                  Insurance Products Fund, and Fidelity Distributors
                  Corporation.

     (mm) (i)     Form of Participation Agreement dated November 14, 2008   (17)
                  among Franklin Templeton Variable Insurance Products
                  Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.

          (ii)    Form of Amendment dated August 26, 2010 to the Form of    (17)
                  Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable
                  Insurance Product Trust, and Franklin Templeton
                  Distributors, Inc.

          (iii)   Form of Amendment March 25, 2011 to the Form of           (17)
                  Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable
                  Insurance Product Trust, and Franklin Templeton
                  Distributors, Inc.

     (nn) (i)     Form of Participation Agreement dated October 5, 2009     (17)
                  among Jefferson National Life, Waddell & Reed, and Ivy
                  Funds Variable Insurance Portfolios.

          (ii)    Form of amendment dated October 5, 2009 to the Form of    (17)
                  Participation Agreement dated October 5, 2009 among
                  Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

          (iii)   Form of amendment dated November, 2010 to the Form of     (17)
                  Participation Agreement dated October 5, 2009 among
                  Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

     (oo) (i)     Form of Participation Agreement dated November 12, 2010   (17)
                  between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership.

     (pp) (i) Form of Participation Agreement dated September 28, 2010 (17) among Jefferson National Life, Timothy Plan, and Timothy Partners.

     (qq) (i) Form of Participation Agreement dated April 1, 2011 among (17) Jefferson National Life Insurance Company, Russell
                  Investment Funds, and Russell Financial Services.

(9)               Opinion and Consent of Counsel.                           (17)

(10)              Consent of Independent Registered Public Accounting Firm. (17)

(11)              Financial Statements omitted from Item 23 above.          N/A

(12)              Initial Capitalization Agreement.                         N/A

(13) (a)  (i)     Powers of Attorney                                        (1)

          (ii)    Powers of Attorney - for Laurence Greenberg               (11)

          (iii)   Powers of Attorney - for Robert Jefferson                 (12)

          (iv)    Powers of Attorney - for Joseph F. Vap                    (15)

          (v)     Powers of Attorney - for Mitchell H. Caplan               (16)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number [0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                       POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                             Director, Chairman of the Board
Mitchell H. Caplan                         Director, Chief Executive Officer
Laurence P. Greenberg                      Director, President
Craig A. Hawley (1)                        General Counsel and Secretary
Arlen Gelbard                              Chief Administrative Officer
David Lau (1)                              Chief Operating Officer
Jeff Fritsche                              Tax Director
Michael Girouard                           Chief Investment Officer
Joseph Vap (1)                             Chief Financial Officer and Treasurer
Dean C. Kehler (2)                         Director
Robert Jefferson (3)                       Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                    ----------------------------
                                                        Organizational Chart
                                                    (including Inviva Ownership)
                                                    ----------------------------

-----------   -----------------   -------------------
Inviva, LLC      Inviva, Inc.     Series A, A-2, B, C
 71.6% (1)    Former Employees,    and D Convertible
                  incl ESOP         Preferred Stock
                  28.4% (2)          (3, 4, 5 & 6)
-----------   -----------------   -------------------
    |                 |                    |
    |                 |                    |
    |                 |                    |
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                     Inviva, Inc.                       JNFC ESOP   D. Smilow &   Trimaran Inviva   M. Caplan &   S. Naro   Others
                      39.58% (7)                          10.53%    Affiliates       TRPS, LLC       Affiliates    4.40%     9.69%
                                                                    15.70% (8)       15.42%(9)       4.68% (10)
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
----------------------------------------------------------------------------------------------------------------------------------
                                         Jefferson National Financial Corp. ("JNFC") (DE)
----------------------------------------------------------------------------------------------------------------------------------
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
Jefferson National   Jefferson National      JNF Asset      JNF Advisors, Inc.    148 Advisors, LLC        JNF Insurance
  Life Insurance         Securities       Management, LLC      (Registered          (Registered        Services, Inc. (Third
     Company            Corporation            (DE)         Investment Adviser   Investment Adviser)           Party
 (Insurance Co.)      (Broker/Dealer)                         for JNF Funds)            (DE)               Administrator)
      (TX)                 (DE)                                    (DE)                                        (DE)
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
        |
        |
        |
------------------
435 Management LLC
      (DE)
------------------

------------------------------
Footnotes - see following page
------------------------------

                                                    ----------------------------
                                                        Organizational Chart
                                                    ----------------------------

Footnotes

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. As a result, Smilow & Hecht have more than 70% voting control of Inviva, Inc.

(2) No person individually, directly or beneficially, owns more than 5% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) Inviva, Inc. owns JNFC shares directly (9.89%) and indirectly (29.69%) through its wholly-owned subsidiary JNF Holding Company, Inc. Voting is controlled by JNFC Chairman, David Smilow (see Footnote 1 above). Economics are controlled by certain shareholders of preferred stock, principally JNFC shareholder Trimaran.

(8) Controlled by JNFC Chairman, David Smilow. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

(9)   Controlled by JNFC Board member, Dean Kehler.

(10) Controlled by JNFC CEO, Mitch Caplan. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 10, 2011, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 3563 of which 358 were qualified contracts and 3205 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

      The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                              POSITIONS AND OFFICES
Craig A. Hawley                        President, General Counsel and Secretary
Robert B. Jefferson*                   Director*
Jon Hurd**                             Financial & Operations Principal

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c) JNSC retains no compensation or commissions from the registrant.

                                                          COMPENSATION
                                                               ON
                                       NET UNDERWRITING    REDEMPTION
       NAME OF PRINCIPAL                DISCOUNTS AND          OR          BROKERAGE
          UNDERWRITER                    COMMISSIONS      ANNUITIZATION   COMMISSIONS   COMPENSATION
Jefferson National Securities                None             None            None          None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 11 and 27 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 29th day of April, 2011.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By: /s/ Mitchell H Caplan *
Name:  Mitchell H. Caplan Depositor)

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                 TITLE                   DATE
/s/ David A. Smilow*              Chairman of the Board                4/29/2011
Name: David Smilow

/s/Mitchell H. Caplan*            Director, Chief Executive Officer    4/29/2011
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*        Director, President                  4/29/2011
Name: Laurence Greenberg

/s/ Joseph F. Vap*                Chief Financial Officer              4/29/2011
Name: Joseph F. Vap               and Treasurer

/s/ Dean C. Kehler*               Director                             4/29/2011
Name: Dean C. Kehler

/s/ Robert Jefferson*             Director                             4/29/2011
Name: Robert Jefferson

Name: Craig A. Hawley*
Attorney in Fact

                                  EXHIBIT INDEX

(8)  (b)  (v)     Form of amendment dated August 10, 2010 to the form of
                  Participation Agreement dated May 1, 2003 by and among AIM
                  Variable Insurance Funds, INVESCO/AIM Distributors, and
                  Jefferson National Life.

     (b)  (vi)    Form of amendment dated September 13, 2010 to the form of
                  Participation Agreement dated May 1, 2003 by and among AIM
                  Variable Insurance Funds, INVESCO/AIM Distributors, and
                  Jefferson National Life.

     (d)  (xi)    Form of Amendment October 26, 2010 to the Participation
                  Agreement as of 1997 between Jefferson National Life Insurance
                  Company and American Century Investment Services.

     (l)  (vi)    Form of amendment dated October 1, 2010 to the Participation
                  Agreement dated May 1, 2003 among Jefferson National Life
                  Insurance Company, PIMCO Variable Insurance Trust, and Allianz
                  Global Investors Distributors.

     (o)  (vii)   Form of amendment dated November 18, 2010 to the Form of
                  Participation Agreement dated March 24, 2000 by and among
                  Jefferson National Life Insurance Company, Rydex Variable
                  Trust, and Rydex Distributors.

     (v)  (iv)    Form of amendment dated July 16, 2010 to the Participation
                  Agreement dated April 8, 2005 among Jefferson National Life,
                  Wells Fargo Variable Trust, and Well Fargo Distributors.

     (x)  (iii)   Form of Amendment dated November 12, 2010 to Form of
                  Participation Agreement between Jefferson National Life
                  Insurance Company, AllianceBernstein L.P. and
                  AllianceBernstein Investments, Inc. dated May 1, 2006.

     (bb) (ii)    Form of Amendment dated January 4, 2011 to the Form of
                  Participation Agreement dated May 1, 2007 among Jefferson
                  National Life, Nationwide Variable Insurance Trust, and
                  Nationwide Distributors.

     (ff) (ii)    Form of Amendment dated September 22, 2010 to the Form of
                  Participation Agreement dated July 1, 2007 between Northern
                  Lights Variable Trust and Jefferson National Life.

     (ff) (iii)   Form of Amendment dated April 1, 2011 to the Form of
                  Participation Agreement dated July 1, 2007 between Jefferson
                  National Life and Northern Lights Variable Trust.

     (ii) (ii)    Form of amendment dated September 17, 2010 to the Form of
                  Participation Agreement dated May 1, 2010 among Jefferson
                  National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC.

     (kk) (i) Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.

     (kk) (ii)    Form of Amendment dated April 1, 2011 to the Form of
                  Participation Agreement dated August 27, 2010 among Jefferson
                  National Life Insurance Company, DFA Investments Dimensions
                  Group, Dimensional Fund Advisors and DFA Securities.

     (ll) (i) Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.

     (ll) (ii)    Form of amendment dated November 3, 2010 to the Form of
                  Participation Agreement dated November 3, 2010 among Jefferson
                  National Life Insurance Company, Variable Insurance Products
                  Fund, and Fidelity Distributors Corporation.

     (mm) (i) Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.

     (mm) (ii)    Form of Amendment dated August 26, 2010 to the Form of
                  Participation Agreement dated November 14, 2008 among
                  Jefferson National Life, Franklin Templeton Variable Insurance
                  Product Trust, and Franklin Templeton Distributors, Inc.

     (mm) (iii)   Form of Amendment March 25, 2011 to the Form of Participation
                  Agreement dated November 14, 2008 among Jefferson National
                  Life, Franklin Templeton Variable Insurance Product Trust, and
                  Franklin Templeton Distributors, Inc.

     (nn) (i) Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

     (nn) (ii)    Form of amendment dated October 5, 2009 to the Form of
                  Participation Agreement dated October 5, 2009 among Jefferson
                  National Life, Waddell & Reed, and Ivy Funds Variable
                  Insurance Portfolios.

     (nn) (iii)   Form of amendment dated November, 2010 to the Form of
                  Participation Agreement dated October 5, 2009 among Jefferson
                  National Life, Waddell & Reed, and Ivy Funds Variable
                  Insurance Portfolios.

     (oo) (i) Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership.

     (pp) (i) Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners.

     (qq) (i) Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services.

(9)               Opinion and Consent of Counsel.

(10)              Consent of Independent Registered Public Accounting Firm.